File No. 333-43513
811-1978

Securities and Exchange Commission
Washington, D.C. 20549
Form N-4

☑	Registration Statement Under the Securities Act of 1933

☐	Pre-Effective Amendment No.

☑	Post-Effective Amendment No. 31

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 32

(Exact Name of Registrant)
Ohio National Variable Account A
(Name of Depositor)
The Ohio National Life Insurance Company
(Address of Depositor’s Principal Executive Offices)
One Financial Way
Montgomery, Ohio 45242
(Depositor’s Telephone Number)
(513) 794-6100
(Name and Address of Agent for Service)
Kimberly A. Plante, Associate Counsel
The Ohio National Life Insurance Company
P.O. Box 237
Cincinnati, Ohio 45201
Notice to:
John Blouch, Esq.
Dykema Gossett PLLC
Suite 300 West
1300 I Street, NW
Washington, D.C. 20005
Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.
It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on December 31, 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
Flexible Purchase Payment
Individual Variable Annuity Contracts

ONcore Value
Ohio National Variable Account A
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone (800) 667-3078

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides additional details regarding your variable annuity contract. For additional details, please also consult your contract. This contract is not available in all states.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

•	annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.

The minimum initial purchase payment is $10,000. You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments for any one life to $1,500,000.

You may direct the allocation of your purchase payments to one or more investment options of Ohio National Variable Account A (“VAA”) and the Guaranteed Account (if available). Your allocation of contract values may be to no more than 18 of the available investment options and the Guaranteed Account. VAA is a separate account of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAA are invested in shares of the Funds. See page 2 for the list of available Funds. The Funds are portfolios of Ohio National Fund, Inc., ALPS Variable Insurance Trust, Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Inc. Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds, Inc. (Van Kampen). See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may withdraw all or part of the contract’s value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge of up to 6% of the amount withdrawn. However, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAA and the variable annuity contracts that you should know before investing. Additional information about VAA has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated December 31, 2008. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current Fund prospectuses.

December 31, 2008

Form 8522

Table of Contents

Available Funds	2
Glossary	5
Fee Table	6
Financial Statements	8
Accumulation Unit Values	8
Ohio National Life	10
Ohio National Variable Account A	10
The Funds	10
Mixed and Shared Funding	11
Voting Rights	11
Distribution of Variable Annuity Contracts	12
Deductions and Expenses	12
Surrender Charge	12
Annual Contract Fee	12
Deduction for Account Expense Fee	13
Deduction for Mortality and Expense Risk Fee	13
Charges for Optional Benefits	13
Transfer Fee and Withdrawal Fee	14
Deduction for State Premium Tax	14
Fund Expenses	15
Description of Variable Annuity Contracts	15
10-Day Free Look	15
Accumulation Period	15
Purchase Payments	15
Accumulation Units	15
Crediting Accumulation Units	15
Allocation of Purchase Payments	16
Investment Restrictions for Certain Optional Riders	16
Optional Asset Allocation Models	19
Accumulation Unit Value and Accumulation Value	20
Net Investment Factor	20
Surrender and Withdrawal	21
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders	21
Transfers among Subaccounts	27
Effective Time for Purchase, Transfer and Redemption Orders	29
Electronic Access	29
Scheduled Transfers (Dollar Cost Averaging)	30
Portfolio Rebalancing	30
Optional Guaranteed Principal Access (“GPA”)	30
Optional Guaranteed Principal Protection (“GPP”)	32
Death Benefit	33
Guaranteed Account	36
Ohio National Life Employee Discount	37
Annuity Period	37
Annuity Payout Date	37
Annuity Options	38
Determination of Amount of the First Variable Annuity Payment	38
Annuity Units and Variable Payments	38
Transfers During Annuity Payout	39
Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders	39
Other Contract Provisions	44
Assignment	44
Reports and Confirmations	44
Substitution for Fund Shares	44
Contract Owner Inquiries	44
Performance Data	44
Federal Tax Status	45
Tax-Deferred Annuities	46
Qualified Pension or Profit-Sharing Plans	47
Withholding on Annuity Payments	47
Individual Retirement Annuities (IRAs)	47
Appendix A — IRA Disclosure Statement	48
Free Look Period	48
Eligibility Requirements	48
Contributions and Deductions	48
IRA for Non-working Spouse	49
Rollover Contribution	50
Premature Distributions	50
Distribution at Retirement	50
Inadequate Distributions — 50% Tax	50
Death Benefits	50
Roth IRAs	51
Savings Incentive Match Plan for Employees (SIMPLE)	51
Reporting to the IRS	51
Illustration of IRA Fixed Accumulations	52
Appendix B — Summary of Available Optional Riders	53
Appendix C — Accumulation Unit Values	57
Statement of Additional Information Contents	73

Available Funds

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)	(Suffolk Capital Management, LLC)
S&P 500 Index® Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio	(Neuberger Berman Management, LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(RS Investment Management Co. LLC)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)

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Bristol Growth Portfolio	(Suffolk Capital Management, LLC)

ALPS Variable Insurance Trust (Class II Shares)
AVS Listed Private Equity Portfolio	(Red Rocks Capital LLC)

The Dow® Target Variable Fund LLC
The Dow® Target 10 Portfolios	(First Trust Advisors, L.P.)
The Dow® Target 5 Portfolios	(First Trust Advisors, L.P.)

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	Federated Equity Management Company of Pennsylvania
Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP MidCap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company
VIP Real Estate Portfolio	Fidelity Management & Research Company

Franklin Templeton Variable Insurance Products Trust (Class 4)(1)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC
Franklin Templeton VIP Founding Funds Allocation Fund(2)	Franklin Templeton Services, LLC(3)

Goldman Sachs Variable Insurance Trust (Service Shares)(4)
Goldman Sachs Growth and Income Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs StructuredSM U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund	Goldman Sachs Asset Management, L.P.

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)

Janus Aspen Series (Service Shares)
Large Cap Growth Portfolio	Janus Capital Management LLC
International Growth Portfolio	Janus Capital Management LLC
Worldwide Growth Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

J.P. Morgan Series Trust II
JPMorgan Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Small Company Portfolio	J.P. Morgan Investment Management Inc.

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason Partners Variable Fundamental Value Portfolio	(ClearBridge Advisors, LLC)
Legg Mason Partners Variable Capital and Income Portfolio	(ClearBridge Advisors, LLC and Western Asset Management Company)
Legg Mason Partners Variable Investors Portfolio	(ClearBridge Advisors, LLC)

MFS® Variable Insurance TrustSM (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Regency Portfolio	Neuberger Berman Management Inc.

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PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC
Total Return Portfolio	Pacific Investment Management Company LLC
Global Bond Portfolio (unhedged)	Pacific Investment Management Company LLC
CommodityRealReturntm Strategy Portfolio	Pacific Investment Management Company LLC

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC

Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

The Universal Institutional Funds, Inc. (Van Kampen) (Class II)
Van Kampen’s UIF Core Plus Fixed Income Portfolio	Van Kampen(5)
Van Kampen’s UIF U.S. Real Estate Portfolio	Van Kampen(5)
Van Kampen’s UIF International Growth Equity Portfolio	Van Kampen(5)
Van Kampen’s UIF Capital Growth Portfolio	Van Kampen(5)

(1)	Class 2 shares of Franklin Income Securities Fund, Franklin Flex Cap Growth Securities Fund and Templeton Foreign Securities Fund for contracts with applications signed or electronic orders submitted to us prior to May 1, 2008.

(2)	This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(3)	Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

(4)	Institutional shares for contracts with applications signed or electronic orders submitted to us prior to May 1, 2008.

(5)	Morgan Stanley Investment Management Inc., the investment advisor to these portfolios, does business in certain instances as Van Kampen.

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Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

ARDBR — The annual reset death benefit riders offered with this contract. ARDBR and ARDBR II are the ARDBR riders.

Asset Allocation Model — The Asset Allocation Models are a service that Ohio National Life offers. Each Asset Allocation Model is developed by Ohio National Investments, Inc. and is comprised of a combination of available investment options. Please see “Optional Asset Allocation Models” for more information.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The guaranteed enhanced benefit rider offered with this contract.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract. The GLWB and Joint GLWB are the GLWB riders.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDBR80 Plus, GMDBR85 Plus, ARDBR or ARDBR II offered with this contract. The GMDBR80 Plus, GMDBR85 Plus, ARDBR and ARDBR II are the GMDB riders.

GMIB — The guaranteed minimum income benefit riders offered with this contract. The GMIB, GMIB Plus, GMIB Plus with Five Year Reset, GMIB Plus with Annual Reset, GMIB Plus with Five Year Reset II and GMIB Plus with Annual Reset II are the GMIB riders.

GPA — The guaranteed principal access rider offered with this contract.

GPP — The guaranteed principal protection rider offered with this contract.

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

Form 8522

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Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge

Surrender Charge (a percentage of value withdrawn; the percentage varies	1st	6%
with the number of years from purchase payments to which values relate.	2nd	6%
This charge may also be called a Contingent Deferred Sales Charge).	3rd	6%
	4th	5%
	5th	3%
	6th	2%
	7th and later	0%

Transfer Fee (currently no charge for the first 12 transfers each contract year)		$10

Withdrawal Fee (for withdrawals in excess of 14 per contract year; currently no charge)	The lesser of 2% of the amount withdrawn or $15

Premium Tax (charged upon annuitization, surrender or when assessed) 0.0% to 5.0% depending on state law
The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.
Annual Contract Fee (no fee if your contract value exceeds $50,000)		$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

Mortality and Expense Risk Charge	0.65%
Account Expense Charge	0.25%

Total Separate Account Annual Expenses (without optional added benefits)	0.90%

Optional Separate Account Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which the charges are based. See Appendix B for a Summary of Available Optional Riders.)

Annual Stepped-Up death benefit (currently the charge is 0.10%)	0.25% of the optional death benefit amounts (maximum charge)
GMDBR80 Plus (currently the charge is 0.25%)	0.30% of the optional death benefit amounts (maximum charge)
GMDBR85 Plus	0.45% of the optional death benefit amounts
ARDBR	0.60% of the optional death benefit amounts
ARDBR II at issue ages through 74 (currently 0.60%)	1.00% of the optional death benefit amounts (maximum charge)
ARDBR II at issue ages 75 through 78 (currently 0.75%)	1.15% of the optional death benefit amounts (maximum charge)

GEB at issue ages through 70	0.15% of your contract value on the contract anniversary
GEB at issue ages 71 through 75	0.30% of your contract value on the contract anniversary
GEB “Plus” at issue ages through 70	0.30% of your contract value on the contract anniversary
GEB “Plus” at issue ages 71 through 75	0.60% of your contract value on the contract anniversary
GLWB(1) (currently 1.00%)	2.00% of the guaranteed lifetime withdrawal benefit base (maximum charge)
Joint GLWB(1) (currently 1.25%)	2.00% of the guaranteed lifetime withdrawal benefit base (maximum charge)

GMIB(1)	0.45% of your guaranteed income base
GMIB Plus(1)	0.55% of your guaranteed income base
GMIB Plus with Five Year Reset	0.55% of your guaranteed income base

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GMIB Plus with Annual Reset	0.70% of your guaranteed income base
GMIB Plus with Five Year Reset II without investment restrictions (currently 0.90%)	1.55% of the guaranteed income base (maximum charge)
GMIB Plus with Five Year Reset II with investment restrictions (currently 0.75%)	1.40% of the guaranteed income base (maximum charge)
GMIB Plus with Annual Reset II without investment restrictions (currently 1.00%)	1.65% of the guaranteed income base (maximum charge)
GMIB Plus with Annual Reset II with investment restrictions (currently 0.85%)	1.50% of the guaranteed income base (maximum charge)

GPA (7% guaranteed annual withdrawal)(1)	0.40% of your eligible contract value
GPA (8% guaranteed annual withdrawal)(1)	0.50% of your eligible contract value

GPP	0.20% of average annual guaranteed principal amount

Summary of Maximum Contract Expenses (maximum expenses you would pay if you elected all optional benefits available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	0.65%
Account Expense Charge	0.25%
ARDBR II at issue ages 75 through 78	1.15%
GEB “Plus” at issue ages 71 through 75	0.60%
GMIB Plus with Annual Reset II without investment restrictions	1.65%
GPP	0.20%

Maximum Possible Total Separate Account Expenses:	4.50%(2)

(1)	Not currently available

(2)	Assumes average account value, contract value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP	GPA or any GLWB rider
GPA	GPP or any GMIB or GLWB rider
One of the GMDB riders	Any other GMDB rider or any GLWB rider
Annual stepped-up death benefit	Any ARDBR or GLWB rider
One of the GLWB riders	Any other rider
One of the GMIB riders	Any other GMIB rider, GPA or any GLWB rider

Furthermore, if you have the ARDBR, you must also have the GMIB Plus with Annual Reset. If you have the ARDBR II, you must also have the GMIB Plus with Annual Reset II.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
	without	without
	waivers	waivers

Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.32%	4.21%

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Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender or when assessed. If the premium taxes were reflected, the charges would be higher.

The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on contract values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years

$1,460	$3,423	$5,287	$11,263

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

$918	$2,875	$5,010	$11,263

Financial Statements

The complete financial statements of VAA and Ohio National Life are included in the Statement of Additional Information.

Accumulation Unit Values

Attached as Appendix C is a table showing selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on May 1, 1998. Since then, the following changes have been made to available Funds:

January 6, 1999	The Dow Target Variable Funds added
May 1, 1999	Ohio National Fund International Small Company portfolio and Lazard Retirement Series portfolios added
July 1, 1999	Ohio National Fund Equity portfolio and UBS Series (formerly called Mitchell Hutchins or Brinson Series) portfolios added
January 3, 2000	Ohio National Fund Discovery (formerly called Small Cap) and Aggressive Growth portfolios and Prudential Series Fund portfolios added
May 1, 2000	Ohio National Fund Small Cap Growth (formerly called Core Growth) and Nasdaq-100 Index portfolios, Janus Aspen Series Service Shares portfolios, PBHG Technology & Communications portfolio and Fidelity Variable Insurance Products portfolios added; Janus Aspen Series Institutional Shares portfolios and Van Kampen (formerly called Morgan Stanley) Universal Institutional Funds Value and Emerging Markets Debt portfolios discontinued for new contracts
September 15, 2000	UBS Series (formerly called Mitchell Hutchins or Brinson Series) Strategic Income and Small Cap portfolios discontinued for new contracts

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March 19, 2001	Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) discontinued for new contracts
October 26, 2001	UBS Series (formerly Mitchell Hutchins or Brinson Series) Growth & Income portfolio discontinued for new contracts; Brinson Growth & Income, Small Cap and Strategic Income portfolios merged into Alliance Variable Products Series Growth & Income, Quasar and Global Bond portfolios, respectively.
November 1, 2001	JPMorgan Mid Cap Value portfolio and MFS Variable Insurance Trust funds added
December 17, 2001	First American Insurance Portfolios (“FAIP”) Corporate Bond portfolio replaced Ohio National Fund Strategic Income portfolio, and FAIP Equity Income portfolio replaced Ohio National Fund Relative Value portfolio and Firstar Growth & Income portfolio through mergers
May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios added
August 1, 2002	PIMCO Variable Insurance Trust portfolios added
May 1, 2003	Dreyfus Variable Investment Fund Appreciation portfolio and Royce Capital Fund portfolios added; The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers, Van Kampen Universal Institutional Funds (Class I) Core Plus Fixed Income and U.S. Real Estate portfolios discontinued for new contracts, and Van Kampen Universal Institutional Funds (Class II) Core Plus Fixed Income and U.S. Real Estate portfolios added for new contracts
October 1, 2003	Fidelity VIP Equity-Income portfolio added First American Insurance Portfolios discontinued for new contracts.
May 1, 2004	Ohio National Fund U.S. Equity, Balanced and Covered Call portfolios added; PBHG Technology & Communications portfolio and Strong Variable Insurance Funds discontinued for new contracts.
May 1, 2005	Franklin Templeton Variable Insurance Products Trust funds and Lazard Retirement International Equity Portfolio added. PBHG Technology & Communications Portfolio changed its name to Liberty Ridge Technology and Communications Portfolio.
November 2, 2005	Ohio National Fund Target VIP and Target Equity/Income portfolios were added.
May 1, 2006	Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.
May 1, 2007	Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. The Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.
May 1, 2008	Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added. Franklin Templeton Variable Insurance Products Trust (Class 4) Franklin Income Securities Fund, Franklin Flex Cap Fund and Templeton Foreign Securities Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Class 2 shares were discontinued for such contracts. Goldman Sachs Variable Insurance Trust (Service Shares) Goldman Sachs Growth and Income Fund, Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Capital Growth Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Institutional Shares were discontinued for such contracts.
August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.
October 1, 2008	Ivy Variable Insurance Portfolios, Inc. and PIMCO CommodityRealReturnTM Strategy Portfolio added.

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Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $18.7 billion and equity of approximately $1.4 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Ohio National and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

Ohio National Variable Account A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. Your allocation of contract values may be to no more than 18 of the available subaccounts. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

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The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-888-925-6446.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

Mixed and Shared Funding

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAA.

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Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ 7.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. Generally for contracts issued after January 1, 2007, the surrender charge is a percentage of your total purchase payments minus all previous withdrawals. Generally for contracts issued prior to January 1, 2007, the surrender charge is a percentage of the lesser of (a) the amount you withdraw or surrender or (b) your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment
1st	6%
2nd	6%
3rd	6%
4th	5%
5th	3%
6th	2%
7th and later	0%

During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when the proceeds are entirely withdrawn after the death of the annuitant.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

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Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the variable account value. This deduction reimburses us for expenses not covered by the annual contract fee. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the variable account value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 0.65% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.35% for mortality risk, and 0.30% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. The additional charge is made on each contract anniversary. Not all optional benefits are available in all states. We may discontinue any of the optional benefits on new contracts at any time.

See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. See Appendix B for a Summary of Available Optional Riders.

If you choose the annual stepped-up death benefit, the GMDBR80 Plus, the GMDBR85 Plus or the ARDBR as described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit (currently the charge is 0.10%)	0.25% (maximum charge)
GMDBR80 Plus (currently the charge is 0.25%)	0.30% (maximum charge)
GMDBR85 Plus	0.45%
ARDBR	0.60%
ARDBR II at issue ages through 74 (currently the charge is 0.60%)	1.00% (maximum charge)
ARDBR II at issue ages 75 through 78 (currently the charge is 0.75%)	1.15% (maximum charge)

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your contract value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%

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If you choose the GLWB or Joint GLWB riders, the annual charge is the following percentage of your guaranteed lifetime withdrawal base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders:

GLWB (not currently available) (currently 1.00%)	2.00% (maximum charge)
Joint GLWB (not currently available) (currently 1.25%)	2.00% (maximum charge)

If you choose the GMIB, the GMIB Plus, the GMIB Plus with Five Year Reset, the GMIB Plus with Annual Reset the GMIB Plus with Five Year Reset II or the GMIB Plus with Annual Reset II riders, the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

GMIB (not currently available)	0.45%
GMIB Plus (not currently available)	0.55%
GMIB Plus with Five Year Reset	0.55%
GMIB Plus with Annual Reset	0.70%

GMIB Plus with Five Year Reset II without investment restrictions (currently 0.90%)	1.55% (maximum charge)
GMIB Plus with Five Year Reset II with investment restrictions (currently 0.75%)	1.40% (maximum charge)
GMIB Plus with Annual Reset II without investment restrictions (currently 1.00%)	1.65% (maximum charge)
GMIB Plus with Annual Reset II with investment restrictions (currently 0.85%)	1.50% (maximum charge)

If you choose the GPA, the annual charge is the following percentage of your eligible contract value plus later purchase payments as described under “Optional Guaranteed Principal Access (“GPA”) Rider:

For the 7% guaranteed annual withdrawal (not currently available)	0.40%
For the 8% guaranteed annual withdrawal (not currently available)	0.50%

If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

Percent of average annual guaranteed principal amount	0.20%

Transfer Fee and Withdrawal Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions on transfers may apply. See “Transfers among Subaccounts” below.

We may also charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. This charge is to reimburse us for administrative processing expenses associated with a withdrawal. We are not currently charging the fee.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the

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range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Description of Variable Annuity Contracts

10-Day Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In some states, we are required to return the greater of the original purchase price or the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Money Market Portfolio until the end of the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

Your first purchase payment must be at least $10,000. You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments for any one life to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

Accumulation Units

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is

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complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to you allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. on any process day (earlier on those days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your contract values among up to 18 investment options including the variable subaccounts of VAA and to the Guaranteed Account (if available). The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office. Changes in allocation of purchase payments are not deemed effective until received by us at our home office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Investment Restrictions for Certain Optional Riders

If you select the Guaranteed Lifetime Withdrawal Benefit (“GLWB”) or Joint Guaranteed Lifetime Withdrawal Benefit (“Joint GLWB”) rider or the GMIB Plus with Annual Reset II or GMIB Plus with Five Year Reset II rider and elect investment restrictions, your purchase payments and contract value must be allocated in accordance with the restrictions specified below:

(1)	Some or all of your purchase payments or contract value may be allocated to the Guaranteed Account, if available. See “Guaranteed Account” for more details.

(2)	Any portion of your purchase payments or contract value that is not allocated to the Guaranteed Account must be allocated in compliance with either (a) or (b):

(a)	100% must be allocated to one of the available Asset Allocation Models. See “Optional Asset Allocation Models” for more details.

or

(b) (i) at least 20% must be allocated to investment options included in Category 1;

(ii) no more than 80% may be allocated to investment options included in Category 2;

(iii) no more than 25% may be allocated to investment options included in Category 3; and

(iv) no more than 15% may be allocated to investment options included in Category 4.

The investment options available in each Category are:

Investment Options

Category 1	Ohio National Fund, Inc. Money Market Portfolio Bond Portfolio	The Universal Institutional Funds, Inc. Van Kampen’s UIF Core Plus Fixed Income Portfolio

PIMCO Variable Insurance Trust Real Return Portfolio Total Return Portfolio

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Category 2	Ohio National Fund, Inc.
Equity Portfolio
Omni Portfolio
S&P 500 Index® Portfolio
International Portfolio
Aggressive Growth Portfolio
Capital Growth Portfolio
Strategic Value Portfolio
Nasdaq-100® Index Portfolio
Bristol Portfolio
Bristol Growth Portfolio
Balanced Portfolio
Income Opportunity Portfolio
U.S. Equity Portfolio
Target VIP Portfolio
Target Equity/Income Portfolio
Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy

Janus Aspen Series
Large Cap Growth Portfolio
International Growth Portfolio
Worldwide Growth Portfolio
Balanced Portfolio

Lazard Retirement Series
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Strategic Equity Portfolio

Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable
Fundamental Value Portfolio
Legg Mason Partners Variable Capital and Income Portfolio
Legg Mason Partners Variable Investors Portfolio

Dreyfus Variable Investment Fund
Appreciation Portfolio

Fidelity® Variable Insurance Products
VIP Contrafund® Portfolio
VIP Growth Portfolio
VIP Equity-Income Portfolio

Franklin Templeton Variable
Insurance Products Trust
Franklin Income Securities Fund
Franklin Flex Cap Growth Securities Fund
Franklin Templeton VIP Founding
Funds Allocation Fund
Templeton Foreign Securities Fund

Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Capital Growth Fund

MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series
MFS® Total Return Series

PIMCO Variable Insurance Trust
Global Bond Portfolio (Unhedged)

The Prudential Series Fund, Inc.
Jennison Portfolio
Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.
Van Kampen’s UIF International Growth Equity Portfolio
Van Kampen’s UIF Capital Growth Portfolio

Category 3
Ohio National Fund, Inc.
High Income Bond Portfolio
Capital Appreciation Portfolio
Mid Cap Opportunity Portfolio

Federated Insurance Series
Federated Kaufmann Fund II

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio
J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio MFS® Variable Insurance Trust MFS® Mid Cap Growth Stock Series Neuberger Berman Advisers Management Trust AMT Regency Portfolio

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Category 4
Ohio National Fund, Inc.
International Small-Mid Company Portfolio
Millennium Portfolio
Capital Growth Portfolio
Small Cap Growth Portfolio
Bryton Growth Portfolio

ALPS Variable Insurance Trust
AVS Listed Private Equity Portfolio

Fidelity® Variable Insurance Products
VIP Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Global Natural Resources
Ivy Funds VIP Science and Technology

J.P. Morgan Series Trust II
JPMorgan Small Company Portfolio

Lazard Retirement Series
Lazard Retirement U.S. Small Cap Equity Portfolio
Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust
MFS® New Discovery Series

PIMCO Variable Insurance Trust
CommodityRealReturntm Strategy Portfolio

Royce Capital Fund
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.
Van Kampen’s UIF U.S. Real Estate Portfolio

If you have purchased the GLWB or Joint GLWB riders or the GMIB Plus with Five Year Reset II or GMIB Plus with Annual Reset II and chosen to abide by investment restrictions, your rider will be cancelled if you cease to comply with these described requirements. Furthermore, if you have purchased the ARDBR II in conjunction with the GMIB Plus with Annual Reset II rider, the ARDBR will be cancelled. If one of these riders is so terminated, a prorated annual rider charge will be assessed.

You may allocate purchase payments to a dollar-cost averaging (“DCA”) account, if available, and transfer amounts out of the DCA account in accordance with the restrictions described above. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any Asset Allocation Model or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes will not apply to transfers out of the DCA account. If an existing investment option becomes unavailable for the allocation of future purchase payments or contract value, you will need to provide us updated allocation instructions that comply with 2(a) or 2(b). If you fail to provide us with new instructions and your allocation of purchase payments or contract value violates the investment restrictions, your rider will be terminated.

Please note that you may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model to which your contract value is allocated becomes unavailable for the allocation of future purchase payments under your rider and you wish to make additional purchase payments, you will have to transfer your contract value to an Asset Allocation Model that is available under your rider.

If you choose to allocate your purchase payments to an Asset Allocation Model according to option (2)(a), at the end of each calendar quarter we will rebalance variable account values allocated within each Model to maintain the mix of investments in the proportions established for each Model. If you choose to allocate your purchase payments according to option 2(b), you must provide us with rebalance allocation instructions that comply with option 2(b). On each three-month anniversary of the date the applicable rider was added, we will rebalance your contract value in accordance with your rebalance instructions.

Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

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Optional Asset Allocation Models

You may choose an optional Asset Allocation Model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional Asset Allocation Model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. However, some optional benefits require participation in the Asset Allocation Models. You may not use more than one model at a time.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

If you choose the Asset Allocation Models, upon your execution and return of the investment advisory agreement, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. The Asset Allocation Models do not become dynamic until the investment advisory agreement is executed and returned to ONII. Currently, you are required to sign an investment advisory agreement with ONII in order to be in an Asset Allocation Model. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model. If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your contract values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your contract values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further automatic rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the Asset Allocation Models, the effect of the termination of the advisory agreement will be to terminate your rider as well except for the GLWB, Joint GLWB, GMIB Plus with annual Reset II with investment restrictions and GMIB Plus with Five Year Reset II with investment restrictions which can also remain in force if you adhere to the alternative investment restrictions.

More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the Asset Allocation Models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios.

We have retained Wilshire Associates to assist in the development of several Asset Allocation Models, each comprising a combination of the contract’s available Funds. Ohio National, in consultation with ONII selects the underlying Funds to be offered through this annuity contract. Wilshire Associated then performs a quantitative analysis to determine which combination of Funds offers the best opportunity to achieve the expected investment return given the acceptable level of investment risk. ONII approves the final recommendations made by Wilshire Associates. A copy of the ONII’s Form ADV may be obtained free of charge by calling 1-800-366-6654. However, we reserve the right to change the third party consultant we use to develop the Asset Allocation Models or to develop the Asset Allocation Models without the use of a third party consultant. Wilshire selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently there are 5 models ranging from Model 1 (having relatively conservative investments with a lower risk/return profile) to Model 5 (having relatively aggressive investments with a higher risk/return profile).

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly

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rebalancing transactions. The transfer charge will apply if, by changing from one model to another you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an Asset Allocation Model will be allocated among the Funds as specified by the model you choose.

If your contract includes the optional Guaranteed Principal Protection (“GPP”) or Guaranteed Principal Access (“GPA”) rider, your variable account values must be in one of the Asset Allocation Models. The GPP or GPA rider will be cancelled if you are no longer using any Asset Allocation Model. If the GPP or GPA is so terminated, a full annual rider charge will be assessed without being prorated to the date of termination.

We may discontinue an Asset Allocation Model or its availability under one of the riders with investment restrictions or that requires participation in an Asset Allocation Model. If we discontinue a model and you own the GPP or GPA, you will have to transfer your contract value to an available Asset Allocation Model in order to maintain your rider. You may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model becomes unavailable for the allocation of purchase payments under GPP and GPA and you wish to make additional purchase payments, you will have to transfer your contract value to an available Asset Allocation Model.

If you own the GLWB, Joint GLWB, GMIB Plus with Five Year Reset II with investment restrictions or GMIB Plus with Annual Reset II with investment restrictions and we discontinue an Asset Allocation Model, you will have to transfer your contract value to an available Asset Allocation Model or comply with the alternative investment restrictions under those riders. If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under those riders and you wish to make additional purchase payments, you will have to transfer your contract value to an available Asset Allocation Model or comply with the alternative investment restrictions under those riders.

In these scenarios (discontinuing an Asset Allocation Model or limiting its availability under a rider), if you do not take affirmative action to transfer your contract value, your rider will be canceled. If, however, ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you do not opt out of the revised model, you do not have to take any action to maintain your rider.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Guaranteed Account or in a Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1)	the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (no federal income taxes apply under present law.)

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(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1)	for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2)	for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3)	such other periods as the Commission may order to protect security holders.

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

In those states where permitted, we may in the future offer a Guaranteed Lifetime Withdrawal Benefit (“GLWB”) rider when you apply for the contract. Subject to the conditions described below, the GLWB rider provides a guaranteed level of withdrawals from your contract in each contract year beginning when the annuitant is age 59 1/2 for the lifetime of the annuitant. The GLWB rider may help protect you from the risk that you may outlive your income.

We may, at our sole option, offer the GLWB rider to existing contracts, in which case it may be added on a contract anniversary. You may not add this rider once the annuitant is 86 years old. If you choose the GLWB rider, you may not have any other rider available under this contract.

The amount you may annually withdraw under the GLWB rider is based upon the annuitant’s age when withdrawals begin and is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Maximum Annual
Annuitant’s Age	Withdrawal %

59 1/2 to 69	5%
70 to 79	6%
80+	7%

The maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase based on the

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annuitant’s then current age on a contract quarterly anniversary (each three month anniversary of the contract date) that the GLWB base has been increased to the step-up base described below.

You may withdraw the maximum annual withdrawal amount under the GLWB rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your contract value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your contract value and will not affect the amount you withdraw under this rider.

GLWB base.  The initial GLWB base is equal to your initial purchase payment if the rider is added at issue. If you add the rider after issue, the initial GLWB base is equal to the contract value on the contract anniversary the rider is added. The GLWB base is increased dollar for dollar by purchase payments and decreased pro-rata for “excess withdrawals” as described below. Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your contract value.

On each quarterly anniversary that is not a contract anniversary, the GLWB base is reset to the greater of (a) the initial GLWB base plus purchase payments, adjusted for any excess withdrawals, or (b) the then current contract value (also called the “step-up base”). On each contract anniversary, the GLWB base is reset to the greater of (a) the initial GLWB base plus purchase payments, adjusted for any excess withdrawals, (b) the step-up base, or (c) the “annual credit base” described below.

You may be eligible for the annual credit base, which provides for a credit to your GLWB base of 7% simple interest, for each of the first ten years the GLWB rider is in effect, provided you take no withdrawals. We may refer to this ten-year period as the “annual credit period.” You will start a new ten-year annual credit period on your next contract anniversary if the GLWB base is reset to the step-up base during the current contract year.

The annual credit base is equal to (a) the GLWB base as of the prior contract anniversary, plus (b) purchase payments made during the current contract year, plus (c) 7% of the “annual credit calculation base.” The annual credit calculation base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional purchase payments made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the annual credit calculation base, the annual credit calculation base will be lowered to the GLWB base.

The following provides an example of how the annual credit base works. Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB rider. Further assume (i) the annuitant is age 59 1/2 at the time of purchase; (ii) you take a withdrawal of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three, and (iv) the market is flat over the first ten years of your contract and your contract value does not increase due to market performance. Your initial GLWB base and annual credit calculation base is $100,000. Since you took no withdrawals in years one or two and the market was flat, you receive a $7,000 credit at the end of each year (7% of $100,000 annual credit calculation base) and your annual credit base and GLWB base are $107,000 at the end of year one and $114,000 at the end of year two.

At the start of year three, you make an additional purchase payment of $50,000, so your annual credit calculation base increases to $150,000 ($100,000 initial annual credit calculation base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $164,000 ($114,000 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,500 (7% of $150,000 annual credit calculation base). Your annual credit base at the end of year three, therefore, is $174,500 ($114,000 prior GLWB base + $50,000 purchase payment + $10,500 annual credit), and your GLWB base is set equal to your annual credit base.

In years four and five you take no withdrawals and make no additional purchase payments. Your annual credit for each year is $10,500 (7% of $150,000 annual credit calculation base), so your annual credit base, and therefore your GLWB base, at the end of year four is $185,000 ($174,500 prior GLWB base + $10,500 annual credit) and at the end of year five is $195,500 ($185,000 prior GLWB base + $10,500 annual credit).

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In year six, when the annuitant is age 65 and your maximum annual withdrawal amount under the rider is $9,775 (5% of $195,500), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $40,225 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your contract value after the allowed withdrawal of $9,775 to the withdrawal was $140,225. Upon the excess withdrawal, your GLWB base is set equal to $139,419 ($195,500 — [($40,225/$140,225) x $195,500]. Because the GLWB base after adjustment for the excess withdrawal of $139,419 is less than the annual credit calculation base of $150,000, the annual credit calculation base is set equal to the GLWB base of $139,419.

Since you take no more withdrawals and add no more purchase payments during the ten year period, for each year in years seven through ten, your annual credit will be $9,759 (7% of $139,419 annual credit calculation base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $149,178 for year seven, $158,937 for year eight, $168,697 for year nine and $178,456 for year ten.

If you take a withdrawal from your contract during the first five years the GLWB rider is in effect, you will not be eligible for the annual credit base for the year in which you took the withdrawal. In addition, you will not be eligible for the annual credit base for any future year during any annual credit period in which you take a withdrawal. If you do not take any withdrawals in the first five years the rider is in effect, the annuitant is at least 59 1/2 and you take a withdrawal in any future year during any annual credit period, you will be eligible for a pro-rated annual credit rate for the year in which you took the withdrawal. The 7% annual credit rate will be reduced pro-rata by the amount you withdraw compared to your maximum annual withdrawal under the GLWB rider. For example, if you were eligible to withdraw $5,000 and you withdrew 50% of that ($2,500), your annual credit rate for the year you took the withdrawal would be 3.5% (50% of 7%). If you took an excess withdrawal, your annual credit rate would be zero.

On the date you take your first withdrawal after the annuitant is 59 1/2 we will reset the GLWB base to the greater of (a) the GLWB base on the previous day plus any purchase payments made on that day or (b) the then current contract value disregarding the withdrawal taken on that day. If your withdrawal on that day is an excess withdrawal, however, the GLWB base will also be adjusted as described below. If you take no withdrawals in the first ten contract years the GLWB rider is in effect, we guarantee that your GLWB base on your tenth GLWB rider anniversary will be at least (i) 200% of your initial GLWB base plus total purchase payments made in the first two contract years the GLWB rider is in effect, plus (ii) any purchase payments made in the remainder of the first ten years the rider is in effect.

The GLWB base is reduced pro-rata by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume you may withdraw $5,000 annually under the GLWB rider and in one contract year you withdraw $6,000. $1,000 would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the same percentage the excess withdrawal reduces your contract value. For example, if your contract value is $100,000, your GLWB base is $110,000 and you have an excess withdrawal of $1,000, your GLWB base will be reduced to $108,900 ($110,000 — [($1,000/$100,000) x $110,000]).

Because the allowable annual withdrawals under this rider begin when the annuitant is 59 1/2, any withdrawal under the contract prior to the annuitant reaching age 59 1/2 is an excess withdrawal. Since excess withdrawals reduce your GLWB base pro-rata, any withdrawals you take before the annuitant is 59 1/2 may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Lifetime Annuity Period.  You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59 1/2 years old and (b) (i) your contract value goes to zero other than because of an excess withdrawal (such as due to a decline in market value) or (ii) your contract reaches the annuity payout date. If your contract value goes to zero other than because of an excess withdrawal before the annuitant is 59 1/2 years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59 1/2. In determining whether your contract value goes to zero because of an excess withdrawal, we will first calculate your contract value for that valuation period and then determine the effect of an excess withdrawal on contract value. Therefore, if a decline in market value reduces your contract value to zero on a day you took an excess withdrawal, you would be eligible to enter the Lifetime Annuity Period.

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During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, the contract will only provide the benefits under the GLWB rider.

In lieu of this annual payout for the lifetime of the annuitant, you may elect to receive an age-based lump sum or an underwritten lump sum settlement option. Under the age-based lump sum settlement option, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the GLWB rider multiplied by the multiplier specified below:

Annuitant’s Age
Nearest Birthday	Multiplier

60-64	6.7
65-69	5.7
70-74	4.7
75-79	3.7
80-84	2.7
85-89	2.0
90+	1.4

You may elect the underwritten lump sum settlement option if a licensed physician attests that the annuitant is in good health and has a life expectancy that is in line with that of the average purchaser of annuity products at that age. The amount you may receive under this option will be determined based on age and sex, taking into account health information on the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate annuity we offer based upon your contract value at that time.

You should consult with your financial representative to determine which payout option is best for you.

Charge.  If you choose the GLWB rider, there is an annual charge of 1.00% of the GLWB base. The charge is assessed quarterly at the end of each contract quarter. The charge for the GLWB rider ends when you begin the Lifetime Annuity Period or the rider terminates. We may increase the charge for the GLWB rider on any contract quarterly anniversary that your GLWB base is reset to the step-up base once the surrender charge period ends for your contract. The new charge will not be higher than the then current charge for new issues of this rider, and we guarantee that it will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base and will not be eligible for the reset to the GLWB base on the day you begin taking withdrawals after the annuitant is 59 1/2. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract quarterly anniversary.

Death Benefit.  The GLWB rider provides for a death benefit upon the death of the annuitant. If the rider is added at issue, the initial GLWB death benefit is equal to your initial purchase payment. If it is added on a subsequent contract anniversary, the initial GLWB death benefit will be equal to the then current contract value. The GLWB death benefit is increased for additional purchase payments and decreased by withdrawals up to your maximum annual withdrawal amounts. Any excess withdrawals will decrease the GLWB death benefit pro-rata. The GLWB death benefit is no longer in effect if you choose a lump sum settlement option in lieu of annual payments upon entering the Lifetime Annuity Period or if you elect to annuitize based upon your contract value.

The death benefit is used to calculate the death benefit adjustment which affects the amount of proceeds received by the beneficiary. Please see the “Death Benefit” section earlier in this prospectus for more details.

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Investment Restrictions.  In order to have the GLWB rider, you must allocate any variable account portion of your purchase payments and contract value (a) to an Asset Allocation Model or (b) in accordance with the Fund Category requirements described in “Investments Restrictions for Certain Optional Riders.” You may allocate all or any portion of your purchase payments and contract value to the Guaranteed Account, if available. The GLWB rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Required Minimum Distributions.  If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution even if it exceeds your maximum annual withdrawal under the GLWB rider without it affecting your GLWB base. If your Required Minimum Distribution for a calendar year is greater than your maximum annual withdrawal, we will establish a special withdrawal allowance (called your “Required Minimum Distribution allowance”) that is equal to the amount your Required Minimum Distribution exceeds your maximum annual withdrawal. For example, if your maximum annual withdrawal is $5,000 and your Required Minimum Distribution is $6,000, your Required Minimum Distribution allowance will be $1,000.

The Required Minimum Distribution allowance is established on a calendar year basis. Any unused portion of it is carried over to the next calendar year and is available until the end of that calendar year. Withdrawals taken during a contract year will first be counted against your maximum annual withdrawal, then against any remaining Required Minimum Distribution allowance from the previous calendar year and then your Required Minimum Distribution allowance for the current calendar year, in that order. Any withdrawals in a contract year that exceed your maximum annual withdrawal plus available Required Minimum Distribution allowances will be considered excess withdrawals and will reduce the GLWB base pro-rata.

We reserve the right to modify or eliminate the Required Minimum Distribution allowance if there is any change to the Code or regulations regarding Required Minimum Distributions.

Termination.  If you choose the GLWB rider, you cannot later discontinue it unless we otherwise agree. The GLWB rider will terminate if your contract value goes to zero because of an excess withdrawal. The GLWB rider will also terminate if you annuitize your contract or if the annuitant dies, except in the case of spousal continuation.

Spousal Continuation.  If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59 1/2 or after age 59 1/2 but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) contract value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die after age 59 1/2 and after you have begun to take withdrawals, the GLWB base will be set equal to the contract value (after applying any death benefit adjustments) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. The death benefit under this rider will be reset to the current contract value (after applying any death benefit adjustment) if that amount is greater than the then current death benefit under this rider.

Guaranteed Lifetime Withdrawal Benefit (Joint Life)

In those states where permitted, we may offer a guaranteed lifetime withdrawal benefit rider (joint life) (“Joint GLWB”) at the time the contract is issued. Subject to the conditions described, the Joint GLWB rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59 1/2, for the lifetime of you and your spouse. The Joint GLWB rider may help protect you from the risk that you and your spouse might outlive your income.

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We may, at our sole option, offer the Joint GLWB rider to existing contracts, in which case it may be added on a contract anniversary. You may not add this rider once either you or your spouse is 86 years old. The Joint GLWB rider is the same as the GLWB rider except as described below.

The Joint GLWB rider is available to two people who are legally married at the time the rider is added. We refer to these people as “participating spouses.” A participating spouse is one of two people upon whose life and age the benefits under the Joint GWLB rider are based. On the date the rider is added, either (a) the two participating spouses must be joint owners and one must be the annuitant or (b) one participating spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a participating spouse after the rider is added to the contract, and once someone loses his or her status as a participating spouse, it cannot be regained. Status as a participating spouse will be lost in the following situations:

•	when a participating spouse dies;

•	when a sole owner participating spouse requests that the other participating spouse be removed;

•	if one participating spouse is the sole owner and the participating spouses divorce, the non-owner spouse will cease to be a participating spouse;

•	if the participating spouses are joint owners and they divorce, in the absence of a court order, the non-annuitant will cease to be a participating spouse.

Please note that if one of the spouses ceases to be a participating spouse, you will still be charged for the Joint GLWB rider.

Under the Joint GLWB rider, the amount you may withdraw under the rider is based upon the youngest participating spouse’s age. Therefore, if the youngest participating spouse is younger than 59 1/2 years old, any withdrawals under the contract will be excess withdrawals under the Joint GLWB rider until the youngest participating spouse becomes 59 1/2.

If you choose the Joint GLWB rider, there is an annual charge of 1.25% of the GLWB base. The charge is assessed quarterly at the end of each contract quarter. We may increase the charge for the Joint GLWB rider on any quarterly anniversary that your GLWB base is reset to the step-up base once the surrender charge period ends for your contract. The new charge will not be higher than the then current charge for new issues of the rider, and we guarantee that the charge will not exceed 2.00% of the GLWB base.

We may allow legally married same sex couples or civil union partners to purchase the Joint GLWB rider in certain states and receive the same benefits as a participating spouse as required by state law. Please note that because legally married same sex couples and civil union partners are not eligible for spousal continuation under the Code, there may be adverse tax consequences with withdrawals and other transactions upon the death of the first spouse or partner. You should consult with your tax advisor before purchasing this rider.

You will enter the Lifetime Annuity Period when (a) the youngest participating spouse is at least 59 1/2 years old, and (b) (i) your contract value goes to zero other than because of an excess withdrawal (such as due to a decline in market value) or (ii) your contract reaches the annuity payout date. If your contract value goes to zero other than because of an excess withdrawal before the youngest participating spouse is 59 1/2 years old, the Lifetime Annuity Period is deferred until the youngest participating spouse reaches age 59 1/2. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB rider (as based on the youngest participating spouse’s age) for the lifetime of the annuitant.

In lieu of this annual payout for the lifetime of the annuitant, you may elect to receive an age-based lump sum or an underwritten lump sum settlement option. Under the age-based lump sum settlement option if there is only

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one participating spouse, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the Joint GLWB rider multiplied by the multiplier specified below:

Participating
Spouse’s Age
Nearest Birthday	Multiplier

60-64	6.7
65-69	5.7
70-74	4.7
75-79	3.7
80-84	2.7
85-89	2.0
90+	1.4

Under the age-based lump sum settlement option if there are two participating spouses, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the Joint GLWB rider multiplied by the multiplier specified below, based on the youngest participating spouse:

Youngest Participating
Spouse’s Nearest Age
Birthday	Multiplier

60-64	8.4
65-69	7.5
70-74	6.5
75-79	5.2
80-84	4.0
85-89	2.9
90+	2.0

You may elect the underwritten lump sum settlement option if a licensed physician attests that the youngest participating spouse is in good health and has a life expectancy that is in line with that of the average purchaser of annuity products at that age. The amount you may receive under this option will be determined based on age and sex, taking into account health information on the youngest participating spouse.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate annuity we offer based upon your contract value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and your surviving participating spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) contract value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your participating spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that legally married same sex couples and civil union partners are not eligible for spousal continuation under the Code.

The death benefit under the Joint GLWB rider ceases after the death death benefit adjustment, if any, for the second participating spouse.

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

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We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the transfer of contract values will only be permitted into the money market portfolio and all other transfer privileges will be suspended. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

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Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer and Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern Time) on any process day (earlier on those days when the New York Stock Exchange closes early), will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also request transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s your agent’s or ours can experience

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inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We may, but are not obligated to, offer a scheduled transfer (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. We may limit the number of funds into which you may dollar cost average. Typically, at least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds.

Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. We may make available an enhanced DCA account for initial purchase payments which provides a higher interest rate than the Guaranteed Account. The enhanced DCA account provides a fixed interest rate and requires the purchase payment be fully transferred from the account within specified periods of time. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against the 12 free transfers you are allowed each contract year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA may have the effect of reducing the average price of the shares being redeemed.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Optional Guaranteed Principal Access (“GPA”)

We may offer a Guaranteed Principal Access (“GPA”) rider in those states where permitted. The GPA rider is not currently available. With certain restrictions, this rider guarantees:

i.	you will be able to withdraw a portion (up to 7% or 8% annually, depending on the rider you choose) of your contract’s beginning guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract; and

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ii.	we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is positive at the end of the ten year term (the eligible contract value is the contract value attributable to the beginning principal amount); and

iii.	we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is reduced to zero during the ten year term.

This rider is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in contract values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection (“GPP”) rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider. Because GPA involves withdrawals, the amount you may annuitize under your contract may be less than you would otherwise have if you had not elected withdrawals.

If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible contract value. If at the end of the rider term the variable contract value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.

You may apply for the GPA rider at the time you apply for the contract. We may, at our sole option, also offer the GPA rider to existing contracts, in which case it may be added on a contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the GPP rider or any of the Guaranteed Minimum Income Benefit (“GMIB”) riders we may offer. If you select the GPA rider, the variable portion of your contract values must be allocated to and, for the duration of the rider, remain in one of the Asset Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see “Optional Asset Allocation Models”). You may also have a portion of your contract values in a fixed accumulation account or a dollar-cost averaging account that transfers to a model, that we may offer while this rider is in force.

The annual charge for the rider is deducted on each contract anniversary and is .40% of your average annual contract value for the 7% GPA rider and .50% of your eligible average annual contract value for the 8% GPA rider.

The annual amount you may withdraw is a percentage (7% or 8%) of the beginning guaranteed principal amount. The beginning guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the beginning guaranteed principal amount is the then-current contract value.

It is not necessary that you withdraw from the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%. The amount you elect not to withdraw in a year remains guaranteed and will be included in the amount to be added to the contract, if any, at the end of the ten year withdrawal period.

You may also withdraw more than the annual guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the contract value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary, you will begin a new 10-year term and your guaranteed annual withdrawal amount will be recalculated. As a result, if you take an excess withdrawal when your total contract value is less than your beginning guaranteed principal amount, you will forfeit a portion of the prior beginning guaranteed principal amount. In addition, if you take an excess withdrawal and as a result your contract value related to the beginning guaranteed principal amount is zero, you will have no benefit under the GPA rider.

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Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan because the guaranteed withdrawal amount eligible for withdrawal in future years is decreased.

If you terminate the rider, either by notifying us before the next contract anniversary date or by moving contract values out of the optional Asset Allocation Models, a full annual rider charge will be assessed without being prorated to the date of termination.

After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current total contract value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider based on rates applicable to new contracts. You may reset the rider more than once, but you must wait 5 years between resets.

If, during the course of the rider, your eligible contract value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed principal amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the guaranteed principal withdrawal amount you would have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not pay interest on the amounts to be paid to you under these circumstances. Additionally, if your entire contract value decreases to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.

The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract. We may, at our sole option also offer the GPP rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP is not available when your contract includes the optional Guaranteed Principal Access (“GPA”) rider.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible contract value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total contract value to increase it to the “guaranteed contract value” if the eligible contract value at the end of the 10-year term is less than the guaranteed contract value. The guaranteed contract value is the contract value:

(a)	as of the first day of the rider’s term, or

(b)	the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c)	reduced pro rata for any withdrawals you made.

Contract values attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed contract value and do not count as part of your eligible contract value at the end of the term for purposes of determining the benefit amount.

If you choose GPP, your must allocate all variable contract values to one of the Asset Allocation Models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your contract values in a fixed accumulation account or a dollar-cost averaging account that we may offer while this rider is in force. If you stop using a model, we will

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cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.

The charge for the GPP rider is made on each contract anniversary at the rate of 0.20% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled. However, if the GPP is canceled because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of cancellation.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed contract value under the new GPP 10-year term will be your total contract value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed contract value at the current contract value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

Death Benefit

If the annuitant dies before the annuity payments begin, your contract provides for a death benefit. The death benefit is used to calculate the death benefit adjustment which affects the amount of proceeds received by the beneficiary. The death benefit may be higher based upon one or more riders, which are described below, that you have elected to add to your contract.

The death benefit is the greatest of: (i) the total contract value; (ii) net purchase payments less pro-rata withdrawals; or (iii) the stepped-up death benefit amount if the contract has been in effect for at least 6 years, unless one of the riders added to your contract provides for a higher death benefit. The death benefit is used to calculate the death benefit adjustment. The death benefit adjustment is equal to the excess, if any, of the death benefit over the contract value on the applicable date. The amount equal to the death benefit adjustment is added to the contract in the Money Market Portfolio. If the contract value is greater than the death benefit on the effective date of the death benefit adjustment, then there is no death benefit adjustment.

Upon receipt of proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract, we will pay or apply as directed by the designated beneficiary(ies) an amount equal to the contract value which includes the death benefit adjustment, if any, to, or for the benefit of, the designated beneficiary(ies).

Any change in the contract value after the effective date of the death benefit adjustment, and before we distribute the contract proceeds, will affect the amount to be paid to the beneficiary. As such, the actual amount paid upon disposition of the contract may be more or less than the highest amount provided under your contract or optional riders.

In those states where permitted, for contracts applied for on or after May 15, 2008 and for contracts applied for between January 1, 2001 and May 15, 2008 where the contract owner accepted a one-time offer from us, the death benefit adjustment is calculated as of the earlier of: (i) the date we are in receipt of proof of the annuitant’s death; or (ii) 90 days from the date of the annuitant’s death. For purposes of this section, “applied for” means the date when the application for the annuity is signed or the electronic order is submitted to us. For all other contracts, the death benefit adjustment is calculated as of the date of death.

As an example of the death benefit adjustment calculation, if the contract value on date of death benefit adjustment calculation is $85,000 and the death benefit is $100,000, then the death benefit adjustment is $15,000 ($100,000 death benefit — $85,000 contract value). $15,000 is added to the Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract. If the contract value is $60,000 when we receive satisfactory instructions, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the contract value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

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“Net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total contract value which resulted from the withdrawal.

We may require any designated beneficiary have an insurable interest in the life of the annuitant. The contract proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

(1)	Five Year Continuance — Beneficiary may elect to become owner of the annuity and must liquidate the annuity within five years from the date of the annuitant’s death. If the Beneficiary continues the contract and the annuitant dies before the end of the surrender charge period, we will charge the applicable surrender charge on any partial withdrawals the beneficiary takes while the contract is in surrender charge period.

(2)	Beneficiary Stretch — Beneficiary may elect to become owner of the annuity and may continue the annuity for as long as the beneficiary takes a required minimum distribution each year beginning the first year after the year in which the annuitant died. This option must be elected within twelve months from the date of the annuitant’s death.

(3)	Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4)	Lump Sum Distribution — Beneficiary may elect a lump sum distribution in which a surrender charge will not apply.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

For the 6-year period beginning on the third contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the sixth anniversary or (ii) net purchase payments less pro-rata withdrawals made on or before the sixth anniversary. At the beginning of each later 6-year period (until the annuitant attains age 90), the stepped up death benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 6-year period adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased pro rata by withdrawals made during each 6-year period after the third anniversary.

In those states where permitted, we may offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit on the first contract anniversary will be the greater of (a) the contract value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the contract value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an additional annual charge (presently at an annual rate of 0.10% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.

In those states where permitted, we may offer the GMDBR80 Plus or GMDBR85 Plus at the time the contract is issued. We may, at our sole option, allow you to add these riders upon a subsequent contract anniversary. With this option, the death benefit is the greater of (a) the contract value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount is (i) total net purchase payments made when you purchase the contract and within the first three months after the contract is issued minus amounts for any

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withdrawals from the contract as described below plus (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Guaranteed Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 6% or the rate being credited to the Money Market Portfolio or the Guaranteed Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. This total death benefit amount shall not exceed two times (i). There is no maximum benefit amount for the GMDBR85 Plus. Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the contract value was reduced because of the withdrawal. There is an additional annual charge for this option of 0.25% of the GMDBR80 Plus amount (which rate may be increased to no more than 0.30% on contracts issued in the future), or 0.45% for the GMDBR85 Plus amount.

The only differences between the GMDBR80 Plus and GMDBR85 Plus are that the GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the GMDBR85 Plus.

In those states where permitted, we may offer the ARDBR rider at the time the contract is issued. We may, at our sole option, allow you to add this rider upon a subsequent contract anniversary. This rider is available only when purchased in conjunction with the GMIB Plus with Annual Reset rider described later in this prospectus. You cannot purchase the ARDBR after the annuitant is age 75. With this optional rider, the death benefit is the greater of (a) the contract value as of the effective date of the death benefit adjustment, or (b) the GMDB amount.

The GMDB amount with this rider is the greater of the (i) “earnings base” or (ii) the “step-up base”. The earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued adjusted by withdrawals plus an increase for each valuation period, until the annuitant reaches age 85, at an annual effective rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. However, contract values allocated in the Money Market Portfolio or the Guaranteed Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 6% or the rate of return being earned in those accounts. The earnings base is decreased by withdrawals. Any withdrawals during a contract year less than or equal to 6% of the earnings base as of the beginning of the contract year will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the earnings base at the beginning of the contract year will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will decrease by the same percentage reduction of the contract value that resulted from the withdrawal.

At contract issue, the step-up base equals net purchase payments less pro rata withdrawals. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the contract value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis.

On any contract anniversary, you may elect to reset the ARDBR by resetting the GMIB Plus with Annual Reset rider. On reset, the ARDBR earnings base and the GMIB Plus with Annual Reset rider’s guaranteed earnings income base will both equal the then-current contract value. Therefore, if you reset to a higher base, your death benefit under the ARDBR and income benefit under the GMIB Plus with Annual Reset will increase. There is an additional annual charge for the ARDBR of 0.60% of your death benefit amount.

In those states where permitted, we may offer a new version of the ARDBR. We may refer to this new version of the rider as the “ARDBR II”. If the ARDBR II is available in a state, you may not select the ARDBR. This rider is

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available only when purchased in conjunction with the GMIB Plus with Annual Reset II rider described later in this prospectus. The ARDBR II is identical to the ARDBR except as described below:

(1)	You cannot purchase the ARDBR II once the annuitant is 79 years old.

(2)	Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than 6% of the earnings base will not reduce the earnings base.

(3)	The annual charge for the ARDBR II is 0.60% of your death benefit amount (0.75% for issue ages 75 to 78). We may increase the charge for this rider on any reset once the applicable surrender charge period for your contract ends. The new charge will be no higher than the then current charge for new issues of the ARDBR II, which we guarantee will not exceed 1.00% (1.15% for issue ages 75 to 78).

On any contract anniversary, you may elect to reset the ARDBR II by resetting the GMIB Plus with Annual Reset II rider. On reset, the ARDBR II earnings base and the GMIB Plus with Annual Reset II rider’s guaranteed earnings income base will both equal the then-current contract value. Therefore, if you reset to a higher base, your death benefit under the ARDBR II and income benefit under the GMIB Plus with Annual Reset II rider will increase. Please note that if you decline a charge increase with the GMIB Plus with Annual Reset II rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR II.

Since you may only purchase the ARDBR II if you purchase the GMIB Plus with Annual Reset II rider, any termination of the GMIB Plus with Annual Reset II rider will automatically terminate the ARDBR II as well. If you have purchased the ARDBR II, have chosen to abide by the investment restrictions with the GMIB Plus with Annual Reset II rider and subsequently violate the investment restrictions, both the GMIB Plus with Annual Reset II rider and the ARDBR II will be cancelled.

In those states where permitted, we may offer GEB at the time the contract is issued. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

•	25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals; or

•	40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the contract value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the contract value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it.

Guaranteed Account

The Guaranteed Account (if available) guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by Ohio law.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. If the Guaranteed Account is available on your contract, you may allocate purchase payments and contract values between the Guaranteed Account and the Funds. There might be periods when we will not make the Guaranteed Account available on new contracts.

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The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in a Guaranteed Account will never be less than:

•	the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

•	interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals, loans and transfers from the guaranteed values, minus

•	any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for Account Expenses or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Guaranteed Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

Ohio National Life Employee Discount

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 2.5% of all purchase payments made in the first contract year and 3.9% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

Additionally, the previously described surrender charge does not apply to surrender or withdrawals from contracts issued in connection with our executive officers’ and directors’ voluntary deferred compensation plan. We also reimburse any annual administration fees charged on these contracts.

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

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The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the contract value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):	Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):	Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):	Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the

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number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 2000 Mortality Table Projected to 2003 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by contacting us in writing at our Home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders

This section describes the various optional Guaranteed Minimum Income Benefit (“GMIB”) riders that we currently offer or have been offered in the past. Not all of the riders may be available in all states and not all riders may be currently available for issue. You may only have one of the GMIB riders on your contract.

You may add a GMIB rider to your contract at the time the contract is issued. We may, at our sole option, also offer the GMIB riders to existing contracts, in which case they may be added on a contract anniversary. All of the GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

The amount of these payments for the GMIB rider is determined by applying the “guaranteed income base” to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin or you reach age 85, accumulated at an annual rate of 6% or (b) your “step-up base,” which is your highest total contract value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when the GMIB rider is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase the GMIB rider after the annuitant is age 80.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose the GMIB rider, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for the GMIB rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the later of your age 85 or 10 years after you purchased the rider. Except as described below, if you choose the GMIB rider, you cannot later discontinue it. The

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annual charge for the GMIB rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The GMIB rider is not currently available.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. We may refer to this time period as the “ten year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 76 to 80 when you purchase the GMIB rider, your GMIB payments must begin on the rider’s 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our currently-offered annuities.

In those states where permitted, we may offer a GMIB “Plus” rider. The GMIB Plus rider is not currently available. The GMIB Plus rider is identical to the GMIB rider except for these three differences:

(1)	For the GMIB Plus rider, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed earnings base dollar for dollar,

(2)	The step-up income base is your highest total contract value as of any anniversary before the annuitant attains age 85, rather than 80.

(3)	The annual charge for the GMIB Plus rider is 0.55% of the guaranteed income base.

In those states where permitted, we may offer a GMIB Plus with Five Year Reset rider. You may purchase the GMIB Plus with Five Year Reset until the annuitant is age 80. The GMIB Plus with Five Year Reset rider is identical to the GMIB Plus rider except:

(1)	For the GMIB Plus with Five Year Reset rider you may reset the guaranteed earnings income base on the fifth contract anniversary to the then-current contract value and the annual charge is 0.55% of the guaranteed income base.

(2)	There is a “no lapse” provision allowing annuitization if your contract value is reduced to zero before the ten year annuitization waiting period.

With the “no-lapse” provision listed above, if prior to the time you are eligible to annuitize using your guaranteed income base, your contract value becomes zero, you can, at your option, annuitize your contract using your then-guaranteed income base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the ten year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings base, you will forfeit this protection. That is to say, if during any one contract year you withdraw more than 6% of the guaranteed earnings income base (4% if the rider was issued after age 75) the “no lapse” protection is not available from the point of that “excess” withdrawal forward. We may allow you to reinstate the “no lapse” protection if the GMIB rider is reset and your contract value at time of reset is greater than the guaranteed income base.

In those states where permitted, we may also offer a GMIB Plus with Annual Reset rider. You may purchase the GMIB Plus with Annual Reset rider until the annuitant is age 75. The GMIB Plus with Annual Reset rider is identical to the GMIB Plus with Five Year Reset rider except that you may reset the guaranteed earnings income base on each contract anniversary and the annual charge is 0.70% of the guaranteed income base.

In those states where permitted, we may offer a new version of the GMIB Plus with Five Year Reset rider. We may refer to this new version of the rider as the “GMIB Plus with Five Year Reset II” rider. If the GMIB Plus with Five Year Reset II rider is available in a state, you may not select the GMIB Plus with Five Year Reset rider. The GMIB

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Plus with Five Year Reset II rider is identical to the GMIB Plus with Five Year Reset rider except as described below:

(1)	You may purchase the GMIB Plus with Five Year Reset II rider until the annuitant is age 81.

(2)	The step-up income base is your highest total contract value as of any anniversary before the annuitant attains age 86, rather than age 85.

(3)	You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

(4)	Regardless of issue age, the guaranteed earnings income base accumulates at an annual rate of 6% and you may withdraw 6% in a contract year without reducing the guaranteed earnings income base below its amount as of the beginning of that contract year.

(5)	Beginning on the contract anniversary after the annuitant reaches age 85, the guaranteed earnings income base will no longer be eligible for any annual accumulation, but withdrawals you make during a contract year equal to or less than 6% of the guaranteed earnings income base will not reduce the guaranteed earnings income base.

(6)	There is a guaranteed minimum annuitization level equal to 6% of the guaranteed earnings income base if you take no withdrawals before the contract anniversary prior to the annuitant’s 60th birthday and your contract value is reduced to zero on or after the contract anniversary prior to the annuitant’s 60th birthday. This guaranteed minimum annuitization level only applies if (i) you do not withdraw in any one contract year more than 6% of the guaranteed earnings income base and (ii) you select annuity option 1, life annuity with period certain, paid in monthly installments, under the rider. The effect of this guaranteed annuitization level is to allow you to continue to receive payments equal to what you were receiving prior to annuitization if you were withdrawing 6% of the guaranteed earnings income base at that time.

At the time the GMIB Plus with Five Year Reset II rider is issued you may choose to accept optional investment restrictions. After issue, you may choose to accept investment restrictions at any time by notifying us in writing, or in any other manner acceptable to us. On the first contract anniversary the guaranteed income base is set equal to the step-up base after you select investment restrictions, your charge for the rider will be changed to the then current charge for the GMIB Plus with Five Year Reset II rider with investment restrictions.

If you choose to abide by the investment restrictions, you must allocate any variable account portion of your purchase payments and contract value to (a) an Asset Allocation Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate all or any portion of your purchase payments and contract value to the Guaranteed Account, if available. Once you have accepted investment restrictions with this rider, you may not revoke that selection. The GMIB Plus with Five Year Reset II rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

The annual charge for the GMIB Plus with Five Year Reset II rider with investment restrictions is 0.75% of the guaranteed income base. We may increase the charge for this rider on any contract anniversary the guaranteed earnings income base is reset once the surrender charge period for your contract ends. The new charge will be no higher than the then current charge for new issues of the GMIB Plus with Five Year Reset II rider with investment restrictions, which we guarantee will not exceed 1.40%. You may decline to accept an increase in the charge for the GMIB Plus with Five Year Reset II rider with investment restrictions by refusing the reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased to the then-current charge for the GMIB Plus with Five Year Reset II with investment restrictions upon reset.

The annual charge for the GMIB Plus with Five Year Reset II rider without investment restrictions is 0.90% of the guaranteed income base. We may increase the charge for this rider on any contract anniversary the guaranteed earnings income base is reset once the surrender charge period for your contract ends. The new charge will be no

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higher than the then current charge for new issues of the GMIB Plus with Five Year Reset II rider without investment restrictions, which we guarantee will not exceed 1.55%. You may decline to accept a charge increase if you choose to accept the investment restrictions. If you choose to abide by the investment restrictions, on the first subsequent contract anniversary your charge for the rider will be changed to the then current charge for the GMIB Plus with Five Year Reset II rider with investment restrictions. You may also decline to accept an increase in the charge for the GMIB Plus with Five Year Reset II without choosing to comply with the investment restrictions by refusing the reset to the guaranteed earnings income base or step-ups of the guaranteed income base. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased to the then-current charge for the GMIB Plus with Five Year Reset II without investment restrictions upon reset. If you wish to decline an increase in charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset.

In those states where permitted, we may offer a new version of the GMIB Plus with Annual Reset rider. We may refer to this new version of the rider as the “GMIB Plus with Annual Reset II” rider. If the GMIB Plus with Annual Reset II rider is available in a state, you may not select the GMIB Plus with Annual Reset rider. The GMIB Plus with Annual Reset II rider is identical to the GMIB Plus with Five Year Reset II rider except as described below:

(1)	You may reset the guaranteed earnings income base on each contract anniversary.

(2)	You may purchase the GMIB Plus with Annual Reset II rider until the annuitant is age 79.

(3)	The annual charge for the GMIB Plus with Annual Reset II rider with investment restrictions is 0.85% of the guaranteed income base. The maximum annual charge for the GMIB Plus with Annual Reset II rider with investment restrictions is 1.50%.

The annual charge for the GMIB Plus with Annual Reset II rider without investment restrictions is 1.00% of the guaranteed income base. The maximum annual charge for the GMIB Plus with Annual Reset II rider without investment restrictions is 1.65%.

Please note that if you have purchased the ARDBR II and you decline a charge increase with the GMIB Plus with Annual Reset II rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR II.

In those states where permitted, in the future we may allow you under certain circumstances to discontinue the GMIB or GMIB Plus rider in order to add the GMIB Plus with Annual Reset or the GMIB Plus with Annual Reset II rider on a contract anniversary. If you choose to add the GMIB Plus with Annual Reset or the GMIB Plus with Annual Reset II rider, a new ten year annuitization waiting period will begin. Depending on the future investment results under your contract, it may be disadvantageous to you to replace your GMIB or GMIB Plus rider with the GMIB Plus with Annual Reset or the GMIB Plus with Annual Reset II rider. Please consult with your financial representative to determine if adding the GMIB Plus with Annual Reset or the GMIB Plus with Annual Reset II rider is appropriate for you.

The effect of GMIB riders is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings income base has grown without reducing the guaranteed earnings income base below its amount as of the beginning of the current contract year. The GMIB Plus, GMIB Plus with Five Year Reset, GMIB Plus with Annual Reset, GMIB Plus with Five Year Reset II and GMIB Plus with Annual Reset II riders allow those contract owners to access cash values for income immediately, provided no more than 6% (or 4% for the GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders depending on age at the time the rider is issued) is withdrawn yearly, while leaving the guaranteed earnings income base at or above the level it began the contract year at. You could for instance take withdrawals of 6% (4% for issue ages 76 or greater for the GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders) of the contract year’s beginning guaranteed earnings income base year after year and the guaranteed earnings income base would then remain at its original level if you make no other purchase payments or withdrawals. In contrast, withdrawals in excess of 6% (or 4% where applicable) will reduce the guaranteed earnings income base pro rata which could reduce the income available

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under any of the GMIB riders in future years. In any event, the step-up base is adjusted pro rata for any withdrawals.

You may withdraw 6% (or 4% where applicable) of the guaranteed earnings income base under the rider without a surrender charge even if that amount exceeds 10% of your contract value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your contract value and will not affect the amount you withdraw under this rider.

Subject to certain limitations, the GMIB Plus with Five Year Reset, GMIB Plus with Annual Reset, GMIB Plus with Five Year Reset II and GMIB Plus with Annual Reset II riders provide you the option of resetting the guaranteed earnings income base to the then-current contract value. The GMIB Plus with Five Year Reset rider allows you to reset every 5th contract anniversary prior to the annuitant’s 75th birthday. Therefore, if you purchase the GMIB Plus with Five Year Reset rider on or after the annuitant’s 75th birthday, you will not be eligible for any resets. The GMIB Plus with Annual Reset rider allows you to reset each and every contract anniversary up to the later of the annuitant’s 75th birthday or the fifth rider anniversary, with a minimum opportunity of five resets. The GMIB Plus with Five Year Reset II rider allows you to reset every 5th contract anniversary prior to the annuitant’s 81st birthday. Therefore, if you purchase the GMIB Plus with Five Year Reset II rider on or after the annuitant’s 76th birthday, you will not be eligible for any resets. The GMIB Plus with Annual Reset II rider allows you to reset each and every contract anniversary prior to the annuitant’s 81st birthday.

If the contract value at the time of reset is higher than the guaranteed earnings income base, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you elect to reset the guaranteed earnings income base a new ten year annuitization waiting period will begin and you will be required to enter a new rider charge period. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

Because you may not reset after the annuitant reaches certain ages and because the rider charge is assessed over the ten-year term of the rider, you should consider whether the reset features of these riders are of benefit to you if the annuitant is near the maximum issue ages for the riders.

When the optional death benefit ARDBR has also been purchased, resetting the GMIB Plus with Annual Reset also resets the guaranteed roll-up death benefit amount. Resetting the GMIB Plus with Annual Reset is the only way in which the ARDBR can be reset. When the optional death benefit ARDBR II has also been purchased, resetting the GMIB Plus with Annual Reset II also resets the guaranteed roll-up death benefit amount. Resetting the GMIB Plus with Annual Reset II is the only way in which the ARDBR II can be reset. Please note that if you have purchased the ARDBR II and you decline a charge increase with the GMIB Plus with Annual Reset II rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR II.

Since you may only purchase the ARDBR II if you purchase the GMIB Plus with Annual Reset II rider, any termination of the GMIB Plus with Annual Reset II rider will automatically terminate the ARDBR II as well. If you have purchased the ARDBR II, have chosen to abide by the investment restrictions with the GMIB Plus with Annual Reset II rider and subsequently violate the investment restrictions, both the GMIB Plus with Annual Reset II rider and the ARDBR II will be cancelled.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider’s 10th anniversary. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.

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Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any designated beneficiary have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•	the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-888-925-6446 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

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We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a “regulated investment company” under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

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There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce, or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code required 20% withholding for distributions from contracts owned by tax-qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

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Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in contract.”

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936.) If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

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Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract within 10 days after you receive it (or a longer period as may be required by your state law) and get a refund of contract value as of the date of cancellation. In some states, we are required to return the greater of the original purchase price or the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Money Market Portfolio until the end of the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 — 8:30 a.m. – 4:30 p.m. (Eastern time zone)

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $53,000 in 2008, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $53,000 and $63,000. For married couples filing jointly, the applicable dollar limitation is $85,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $85,000-$105,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $63,000 for individuals and $105,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SAR SEPPs may no

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longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $15,500 for 2008.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,000 in 2008 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1000 per year in 2008. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,000 or (2) 100% of taxable alimony.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $46,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $5,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $10,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $10,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

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Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

Distribution at Retirement

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year

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after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $169,000 for married individuals filing jointly and less than $116,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $156,000 and $169,000 for married and between $101,000 and $116,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Under some circumstances, it may not be advisable to roll over, transfer or convert all or part of a non-Roth IRA to a Roth IRA. Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $10,500 in 2008. Employees age 50 and older may contribute an additional $2,500 in 2008. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

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Illustration of IRA Fixed Accumulations

	$1000	$1,000		$1000	$1,000
	Annual	One Time		Annual	One Time
Year	Contribution	Contribution	Year	Contribution	Contribution

1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1-6%, Year 2-6%, Year 3-6%, Year 4-5%, Year 5-3%, Year 6-2%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

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Appendix B

Summary of Available Optional Riders

Set forth below are summaries of the main features of the optional riders generally currently available for purchase with this contract. Please see the individual discussion of each rider earlier in this prospectus for details on the riders and the amounts upon which the charges are based.

Death Benefit Optional Riders

Please see “Death Benefit” earlier in this prospectus for more details on the riders.

Who May Want to
Optional Rider	Features	Consider the Rider	Charge

Annual Stepped Up death benefit
•   Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.
•   Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.
•   Stops accumulating at contract anniversary after annuitant’s 85th birthday.
•   Issued through attained age 75.
		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum) 0.10% (current)
GMDBR80 Plus
•   Guarantees 6% annual rate of return on the death benefit, up to two times the purchase payments.
•   Accumulates purchase payments at 6% (except values allocated to the Guaranteed Account or Money Market Portfolio which are not in an Asset Allocation Model may accumulate at less than 6%).
•   Adjusted dollar-for-dollar on annual withdrawals up to 6% of the guaranteed minimum death benefit amount.
•   Stops accumulating at contract anniversary after annuitant’s 80th birthday.
•   Issued through attained age 75.
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.30% (maximum) 0.25% (current)
GMDBR85 Plus
•   Guarantees 6% annual rate of return on the death benefit.
•   Accumulates purchase payments at 6% (except values allocated to the Guaranteed Account or Money Market Portfolio which are not in an Asset Allocation Model may accumulate at less than 6%).
•   Adjusted dollar-for-dollar on annual withdrawals up to 6% of the guaranteed minimum death benefit amount.
•   Stops accumulating at contract anniversary after annuitant’s 85th birthday.
•   Issued through attained age 75.
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.45% (maximum and current)

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Who May Want to
Optional Rider	Features	Consider the Rider	Charge

Annual Reset Death Benefit Rider II (“ARDBR II”)
•   Guarantees a death benefit equal to the greater of highest contract anniversary value or purchase payments accumulated at 6%.
•   Adjusted dollar-for-dollar on annual withdrawals up to 6% of the guaranteed earnings death benefit amount, pro-rata thereafter.
•   Stops accumulating at annuitant’s 85th birthday or the 10th anniversary of the last reset date, if later.
•   Issued through attained age 78.
•   Sold only in conjunction with GMIB Plus with Annual Reset II rider.
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	For issue ages through 74: 1.00% (maximum) 0.60% (current) For issue ages 75-78: 1.15% (maximum) 0.75% (current)
GEB Plus
•   Pays an additional death benefit of 40% of the lesser of (a) 2 1/2 times net purchase payments less pro rata withdrawals or (b) total contract value on the date of death minus net purchase payments less pro rata withdrawals.
•   Benefit will never exceed $1,000,000.
		Those who wish to maximize the amount left to their beneficiaries.	For issue ages through 70: 0.30% (maximum and current) For issues ages 71-75: 0.60% (maximum and current)
GEB
•   Pays an additional death benefit of 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) total contract value on the date of death minus net purchase payments less pro rata withdrawals.
•   Benefit will never exceed $1,000,000.
		Those who wish to maximize the amount left to their beneficiaries.	For issue ages through 70: 0.15% (maximum and current) For issues ages 71-75: 0.30% (maximum and current)
Annual Reset Death Benefit Rider (“ARDBR”)
•   Guarantees a death benefit equal to the greater of highest contract anniversary value or purchase payments accumulated at 6%.
•   Adjusted dollar-for-dollar on annual withdrawals up to 6% of the guaranteed earnings death benefit amount, pro-rata thereafter.
•   Stops accumulating at annuitant’s 85th birthday or the 10th anniversary of the last reset date, if later.
•   Issued through attained age 74.
•   Sold only in conjunction with GMIB Plus with Annual Reset rider.
•   Cannot purchase once ARDBR II is available in a state.
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.60% (maximum and current)

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Living Benefit Optional Riders

Please see “Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders” and “Optional Guaranteed Principal Protection (“GPP”)” for more details on the riders.

Who May Want to
Optional Rider	Features	Consider the Rider	Charge

Guaranteed Minimum Income Benefit Plus with Five Year Reset and optional investment restrictions (“GMIB Plus with Five Year Reset II”) rider
•   Guarantees a minimum lifetime fixed income upon annuitization regardless of market performance.
•   Dollar-for-dollar withdrawals immediately up to 6% of the annual accumulated earnings on the guaranteed earnings income base.
•   May exercise the benefit after ten years or the 10th anniversary of last reset.
•   No lapse feature provides an opportunity to exercise the benefit should your contract value fall to zero during the initial ten-year annuitization waiting period.
•   May reset the guaranteed earnings income base to equal the contract value, if higher, on each 5th contract anniversary prior to the annuitant’s 81st birthday, allowing for greater accumulation and dollar-for-dollar withdrawals.
•   Issued through attained age 80.
•   Optional investment restrictions.
		Those who want to protect their retirement income but still desire market exposure.	Without investment restrictions: 1.55% (maximum) 0.90% (current) With investment restrictions: 1.40% (maximum) 0.75% (current)
Guaranteed Minimum Income Benefit Plus with Annual Reset and optional investment restrictions (“GMIB Plus with Annual Reset II”) rider
•   Guarantees a minimum lifetime fixed income upon annuitization regardless of market performance.
•   Dollar-for-dollar withdrawals immediately up to 6% of the annual accumulated earnings on the guaranteed earnings income base.
•   May exercise the benefit after ten years or the 10th anniversary of last reset.
•   No lapse feature provides an opportunity to exercise the benefit should your contract value fall to zero during the initial ten-year annuitization waiting period.
•   May reset the guaranteed earnings income base to equal the contract value, if higher, on each contract anniversary prior to the annuitant’s 81th birthday, allowing for greater accumulation and dollar-for-dollar withdrawals.
•   Issued through attained age 78.
•   Optional investment restrictions.
		Those who want to protect their retirement income but still desire market exposure.	Without investment restrictions: 1.65% (maximum) 1.00% (current) With investment restrictions: 1.50% (maximum) 0.85% (current)
Guaranteed Principal Protection (“GPP”) rider
•   Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.
•   If, at the end of the rider’s ten-year term, the eligible contract value is less than the guaranteed contract value, the difference will be added to the contract.
•   The guaranteed contract value is adjusted pro-rata for any withdrawals.
•   Issued through attained age 79.
		Those who are afraid of market risk and want to invest without fear of losing their original principal.	0.25% (maximum and current)

Form 8522

55

Who May Want to
Optional Rider	Features	Consider the Rider	Charge

Guaranteed Minimum Income Benefit Plus with Five Year Reset (“GMIB Plus with Five Year Reset”) rider
•   Guarantees a minimum lifetime fixed income upon annuitization regardless of market performance.
•   Dollar-for-dollar withdrawals immediately up to 6% of the annual accumulated earnings on the guaranteed earnings income base.
•   May exercise the benefit after ten years or the 10th anniversary of last reset.
•   No lapse feature provides an opportunity to exercise the benefit should your contract value fall to zero during the initial ten-year annuitization waiting period.
•   May reset the guaranteed earnings income base to equal the contract value, if higher, on each 5th contract anniversary prior to the annuitant’s 75th birthday, allowing for greater accumulation and dollar-for-dollar withdrawals.
•   Issued through attained age 79.
•   Cannot purchase once GMIB Plus with Five Year Reset II is available in a state.
		Those who want to protect their retirement income but still desire market exposure.	0.55% (maximum and current)
Guaranteed Minimum Income Benefit Plus with Annual Reset (“GMIB Plus with Annual Reset”) rider
•   Guarantees a minimum lifetime fixed income upon annuitization regardless of market performance.
•   Dollar-for-dollar withdrawals immediately up to 6% of the annual accumulated earnings on the guaranteed earnings income base.
•   May exercise the benefit after ten years or the 10th anniversary of last reset.
•   No lapse feature provides an opportunity to exercise the benefit should your contract value fall to zero during the initial ten-year annuitization waiting period.
•   May reset the guaranteed earnings income base to equal the contract value, if higher, on each contract anniversary prior to the annuitant’s 75th birthday or the 5th rider anniversary, allowing for greater accumulation and dollar-for-dollar withdrawals.
•   Issued through attained age 74.
•   Cannot purchase once GMIB Plus with Annual Reset II is available in a state.
		Those who want to protect their retirement income but still desire market exposure.	0.70% (maximum and current)

Form 8522

56

Appendix C

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Ohio National Fund

Money Market	1998	$10.00	$10.29	49,676
	1999	10.29	10.71	487,881
	2000	10.71	11.29	515,726
	2001	11.29	11.61	726,435
	2002	11.61	11.67	787,110
	2003	11.67	11.65	483,179
	2004	11.65	11.64	718,003
	2005	11.64	11.90	1,299,573
	2006	11.90	12.36	2,113,986
	2007	12.36	12.85	2,825,498

Equity	1999	10.00	10.83	746,946
	2000	10.83	10.02	1,874,476
	2001	10.02	9.09	2,343,298
	2002	9.09	7.32	2,332,617
	2003	7.32	10.48	2,772,163
	2004	10.48	11.67	3,704,388
	2005	11.67	12.27	4,292,293
	2006	12.27	12.98	4,335,911
	2007	12.98	12.10	5,039,310

Bond	1998	10.00	10.25	9,887
	1999	10.25	10.22	34,577
	2000	10.22	10.72	62,018
	2001	10.72	11.52	147,427
	2002	11.52	12.41	304,941
	2003	12.41	13.58	328,037
	2004	13.58	14.25	604,979
	2005	14.25	14.18	1,063,209
	2006	14.18	14.68	1,475,155
	2007	14.68	15.09	1,508,408

Form 8522

57

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Omni	1998	$10.00	$9.41	28,181
	1999	9.41	10.39	71,697
	2000	10.39	8.76	99,309
	2001	8.76	7.55	91,519
	2002	7.55	5.78	74,721
	2003	5.78	7.23	91,379
	2004	7.23	7.67	249,892
	2005	7.67	8.33	236,240
	2006	8.33	9.35	251,138
	2007	9.35	9.92	214,007

S&P 500 Index	1998	10.00	11.18	70,846
	1999	11.18	13.91	382,424
	2000	13.91	12.46	622,336
	2001	12.46	10.70	662,230
	2002	10.70	8.21	598,915
	2003	8.21	10.40	664,592
	2004	10.40	11.37	647,913
	2005	11.37	11.77	843,939
	2006	11.77	13.45	625,744
	2007	13.45	14.00	688,708

International	1998	10.00	9.38	2,070
	1999	9.38	15.57	5,655
	2000	15.57	12.00	66,134
	2001	12.00	8.38	71,854
	2002	8.38	6.59	84,460
	2003	6.59	8.66	322,930
	2004	8.66	9.70	1,017,534
	2005	9.70	10.51	2,725,079
	2006	10.51	12.42	4,227,006
	2007	12.42	13.47	4,608,645

International Small-Mid Company (formerly International Small Company)	1999	10.00	15.12	5,267
	2000	15.12	10.45	48,950
	2001	10.45	7.32	55,262
	2002	7.32	6.17	52,385
	2003	6.17	9.41	62,867
	2004	9.41	11.27	91,275
	2005	11.27	14.41	265,950
	2006	14.41	18.04	408,834
	2007	18.04	21.01	603,053

Form 8522

58

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Capital Appreciation	1998	$10.00	$9.87	12,436
	1999	9.87	10.41	88,690
	2000	10.41	13.57	115,152
	2001	13.57	14.75	247,596
	2002	14.75	11.68	287,639
	2003	11.68	15.22	271,812
	2004	15.22	16.97	390,386
	2005	16.97	17.70	953,450
	2006	17.70	20.42	1,336,766
	2007	20.42	21.01	1,069,894

Mid Cap Opportunity	1998	10.00	9.32	7,214
	1999	9.32	14.99	129,893
	2000	14.99	13.63	285,102
	2001	13.63	11.75	304,951
	2002	11.75	8.66	294,737
	2003	8.66	12.57	299,086
	2004	12.57	14.14	361,287
	2005	14.14	15.41	316,665
	2006	15.41	16.75	297,079
	2007	16.75	19.57	493,791

Capital Growth	1998	10.00	10.40	4,359
	1999	10.40	31.20	97,232
	2000	31.20	22.88	235,273
	2001	22.88	19.36	230,722
	2002	19.36	11.12	226,829
	2003	11.12	15.44	216,887
	2004	15.44	18.31	201,998
	2005	18.31	18.63	188,504
	2006	18.63	22.18	178,664
	2007	22.18	24.45	179,330

High Income Bond	1998	10.00	9.92	15,817
	1999	9.92	10.03	43,953
	2000	10.03	9.24	80,540
	2001	9.24	9.55	108,594
	2002	9.55	9.84	165,141
	2003	9.84	11.97	203,555
	2004	11.97	13.13	226,445
	2005	13.13	13.40	414,973
	2006	13.40	14.63	574,601
	2007	14.63	15.01	734,281

Form 8522

59

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Strategic Value (formerly Blue Chip)	1998	$10.00	$10.17	32,060
	1999	10.17	10.69	58,612
	2000	10.69	10.70	76,020
	2001	10.70	10.16	76,008
	2002	10.16	8.11	76,041
	2003	8.11	10.18	134,460
	2004	10.18	11.06	126,918
	2005	11.06	11.48	111,649
	2006	11.48	13.23	103,198
	2007	13.23	11.97	120,817

Millennium	2000	10.00	9.36	150,841
	2001	9.36	7.57	212,203
	2002	7.57	5.05	241,120
	2003	5.05	6.89	360,171
	2004	6.89	7.57	343,161
	2005	7.57	7.51	242,251
	2006	7.51	7.99	186,890
	2007	7.99	9.98	211,240

Aggressive Growth	2000	10.00	7.61	112,907
	2001	7.61	5.14	140,922
	2002	5.14	3.68	76,997
	2003	3.68	4.79	68,946
	2004	4.79	5.17	32,977
	2005	5.17	5.81	25,661
	2006	5.81	6.09	47,341
	2007	6.09	7.82	79,710

Small Cap Growth	2000	10.00	7.75	54,345
	2001	7.75	4.64	63,172
	2002	4.64	3.26	67,854
	2003	3.26	4.70	95,546
	2004	4.70	5.19	76,298
	2005	5.19	5.48	79,387
	2006	5.48	6.82	85,102
	2007	6.82	7.75	210,415

Nasdaq 100 Index	2000	10.00	6.05	46,885
	2001	6.05	4.04	105,531
	2002	4.04	2.51	192,327
	2003	2.51	3.68	276,066
	2004	3.68	4.01	403,259
	2005	4.01	4.03	1,060,246
	2006	4.03	4.26	1,664,926
	2007	4.26	5.00	1,283,768

Bristol	2002	10.00	7.85	9,173
	2003	7.85	10.31	9,401
	2004	10.31	11.10	12,661
	2005	11.10	12.32	381,338
	2006	12.32	14.22	754,166
	2007	14.22	15.18	1,091,202

Form 8522

60

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Bryton Growth	2002	$10.00	$6.84	9,188
	2003	6.84	9.19	14,798
	2004	9.19	9.79	20,773
	2005	9.79	10.12	165,846
	2006	10.12	11.71	417,125
	2007	11.71	12.76	901,211

Balanced	2004	10.00	11.26	7,633
	2005	11.26	11.55	30,508
	2006	11.55	12.95	61,944
	2007	12.95	14.41	74,987

U.S. Equity	2004	10.00	11.64	28,484
	2005	11.64	12.54	72,503
	2006	12.54	13.42	223,147
	2007	13.42	15.05	238,500

Income Opportunity	2004	10.00	10.69	28,221
	2005	10.69	10.91	66,981
	2006	10.91	11.26	77,873
	2007	11.26	12.09	88,351

Target VIP	2005	10.00	10.13	3,605
	2006	10.13	11.12	165,221
	2007	11.12	12.09	224,301
Target Equity/Income	2005	10.00	10.12	30,860
	2006	10.12	10.94	284,392
	2007	10.94	12.00	399,359

Bristol Growth	2007	10.00	10.28	10,096

Dow Target Variable Fund LLC
Dow Target 10 Portfolios
First Quarter	1999	10.00	10.21	21,069
	2000	10.21	10.30	23,291
	2001	10.30	9.85	24,143
	2002	9.85	8.72	14,343
	2003	8.72	10.82	37,842
	2004	10.82	11.07	31,655
	2005	11.07	10.28	24,235
	2006	10.28	13.14	20,836
	2007	13.14	13.10	37,400

Second Quarter	1999	10.00	10.21	16,520
	2000	10.21	10.37	26,576
	2001	10.37	10.07	22,941
	2002	10.07	9.32	12,414
	2003	9.32	11.85	30,998
	2004	11.85	11.97	30,100
	2005	11.97	11.56	31,140
	2006	11.56	14.85	30,600
	2007	14.85	15.46	35,011

Form 8522

61

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Third Quarter	1999	$10.00	$8.87	30,287
	2000	8.87	9.17	34,206
	2001	9.17	8.78	32,826
	2002	8.78	7.96	35,258
	2003	7.96	9.82	63,987
	2004	9.82	10.06	74,755
	2005	10.06	9.43	78,645
	2006	9.43	11.96	110,960
	2007	11.96	12.51	120,947

Fourth Quarter	1999	10.00	9.25	63,617
	2000	9.25	10.00	13,715
	2001	10.00	9.75	14,100
	2002	9.75	9.12	10,579
	2003	9.12	11.19	48,093
	2004	11.19	11.21	24,956
	2005	11.21	10.61	22,574
	2006	10.61	13.40	46,481
	2007	13.40	13.76	59,999

Dow Target 5 Portfolios
First Quarter	2000	10.00	11.22	227
	2001	11.22	10.75	65
	2002	10.75	9.18	0
	2003	9.18	11.03	996
	2004	11.03	12.10	995
	2005	12.10	11.73	1,190
	2006	11.73	16.37	341
	2007	16.37	16.70	3,608

Second Quarter	2000	10.00	12.37	297
	2001	12.37	10.95	221
	2002	10.95	9.82	146
	2003	9.82	12.00	276
	2004	12.00	13.19	146
	2005	13.19	12.67	145
	2006	12.67	17.31	318
	2007	17.31	17.99	5,674

Third Quarter	2000	10.00	11.77	62
	2001	11.77	11.05	62
	2002	11.05	9.77	20,766
	2003	9.77	11.12	1,957
	2004	11.12	11.89	2,704
	2005	11.89	9.52	3,341
	2006	9.52	12.87	6,104
	2007	12.87	13.89	16,989

Form 8522

62

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Fourth Quarter	1999	$10.00	$8.51	946
	2000	8.51	9.20	956
	2001	9.20	9.41	1,206
	2002	9.41	8.78	3,179
	2003	8.78	10.40	1,828
	2004	10.40	10.98	1,023
	2005	10.98	9.52	876
	2006	9.52	13.05	12,303
	2007	13.05	13.84	13,776

Dreyfus Variable Insurance Fund
Appreciation	2003	10.00	11.73	14,079
	2004	11.73	12.18	32,155
	2005	12.18	12.57	49,666
	2006	12.57	14.48	60,389
	2007	14.48	15.33	73,473

Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income	1998	10.00	8.88	24,326
	1999	8.88	9.27	70,592
	2000	9.27	8.76	91,361
	2001	8.76	7.87	79,514
	2002	7.87	6.92	83,623
	2003	6.92	8.53	97,467
	2004	8.53	10.04	266,214
	2005	10.04	10.34	1,006,064
	2006	10.34	12.57	1,957,580
	2007	12.57	12.64	4,209,652

Goldman Sachs Structured U.S. Equity	1998	10.00	10.22	21,555
	1999	10.22	12.59	83,199
	2000	12.59	11.28	111,950
	2001	11.28	9.84	99,007
	2002	9.84	7.62	101,320
	2003	7.62	9.78	120,665
	2004	9.78	11.14	143,000
	2005	11.14	11.76	593,339
	2006	11.76	13.15	925,628
	2007	13.15	12.82	731,330

Goldman Sachs Capital Growth	1998	10.00	11.23	15,484
	1999	11.23	14.15	28,310
	2000	14.15	12.90	46,516
	2001	12.90	10.94	62,797
	2002	10.94	8.20	68,203
	2003	8.20	10.06	64,973
	2004	10.06	10.88	174,593
	2005	10.88	11.10	175,524
	2006	11.10	11.94	185,627
	2007	11.94	13.03	186,546

Form 8522

63

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Janus Aspen Series (Institutional Shares)
Large Cap Growth	1998	$10.00	$11.60	59,300
	1999	11.60	16.55	409,857
	2000	16.55	10.04	645,853
	2001	10.04	10.45	596,168
	2002	10.45	7.61	463,086
	2003	7.61	9.94	343,998
	2004	9.94	10.30	255,162
	2005	10.30	10.64	182,354
	2006	10.64	11.75	137,652
	2007	11.75	13.40	91,919

International Growth	1998	10.00	9.91	3,169
	1999	9.91	17.90	48,536
	2000	17.90	14.91	114,822
	2001	14.91	11.34	104,233
	2002	11.34	8.36	82,021
	2003	8.36	11.18	62,869
	2004	11.18	13.19	61,451
	2005	13.19	17.29	67,171
	2006	17.29	25.19	75,712
	2007	25.19	32.03	63,560

Worldwide Growth	1998	10.00	10.54	53,905
	1999	10.54	17.18	319,718
	2000	17.18	14.36	497,473
	2001	14.36	11.04	397,264
	2002	11.04	8.15	321,826
	2003	8.15	10.01	247,172
	2004	10.01	10.40	147,886
	2005	10.40	10.91	98,568
	2006	10.91	12.78	73,169
	2007	12.78	13.89	58,553

Balanced	1998	10.00	11.67	42,915
	1999	11.67	14.66	359,275
	2000	14.66	14.19	497,551
	2001	14.19	13.41	459,055
	2002	13.41	12.43	358,015
	2003	12.43	14.06	268,663
	2004	14.06	15.12	193,173
	2005	15.12	16.17	137,650
	2006	16.17	17.75	97,998
	2007	17.75	19.44	75,468

Form 8522

64

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Janus Aspen Series (Service Shares)
Large Cap Growth	2000	$10.00	$8.10	244,857
	2001	8.10	6.03	446,943
	2002	6.03	4.38	420,322
	2003	4.38	5.71	343,417
	2004	5.71	5.89	286,066
	2005	5.89	6.08	228,716
	2006	6.08	6.69	196,216
	2007	6.69	7.61	271,952

International Growth	2000	10.00	7.90	19,360
	2001	7.90	6.00	166,194
	2002	6.00	4.41	181,433
	2003	4.41	5.88	136,058
	2004	5.88	6.92	196,732
	2005	6.92	9.05	478,472
	2006	9.05	13.15	1,236,468
	2007	13.15	16.69	2,696,152

Worldwide Growth	2000	10.00	8.01	263,203
	2001	8.01	6.14	449,841
	2002	6.14	4.52	398,989
	2003	4.52	5.54	326,572
	2004	5.54	5.74	265,504
	2005	5.74	6.01	258,878
	2006	6.01	7.02	210,709
	2007	7.02	7.61	240,523

Balanced	2000	10.00	9.75	197,562
	2001	9.75	9.19	360,002
	2002	9.19	8.50	388,415
	2003	8.50	9.58	367,126
	2004	9.58	10.28	351,147
	2005	10.28	10.97	360,722
	2006	10.97	12.01	340,165
	2007	12.01	13.12	427,992

J.P. Morgan Series Trust II
JPMorgan Small Company	1998	10.00	8.36	11,686
	1999	8.36	11.96	50,791
	2000	11.96	10.51	75,985
	2001	10.51	9.58	92,257
	2002	9.58	7.44	119,187
	2003	7.44	10.03	142,615
	2004	10.03	12.64	244,935
	2005	12.64	12.95	268,177
	2006	12.95	14.77	277,280
	2007	14.77	13.80	236,276

Form 8522

65

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
JPMorgan Mid Cap Value	2001	$10.00	$10.96	480
	2002	10.96	10.96	29,825
	2003	10.96	14.07	91,955
	2004	14.07	16.89	254,317
	2005	16.89	18.28	822,286
	2006	18.28	21.17	1,145,779
	2007	21.17	21.49	1,267,739

Lazard Retirement Series
Lazard Retirement U.S. Small Cap Equity	1999	10.00	9.31	1,275
	2000	9.31	11.17	9,081
	2001	11.17	13.13	60,187
	2002	13.13	10.72	147,305
	2003	10.72	14.57	156,880
	2004	14.57	16.59	229,934
	2005	16.59	17.10	216,601
	2006	17.10	19.67	212,797
	2007	19.67	18.09	183,452

Lazard Retirement Emerging Markets Equity	1999	10.00	11.51	6,709
	2000	11.51	8.21	24,583
	2001	8.21	7.72	42,948
	2002	7.72	7.54	54,024
	2003	7.54	11.42	83,226
	2004	11.42	14.78	118,442
	2005	14.78	20.62	314,166
	2006	20.62	26.56	440,423
	2007	26.56	35.09	825,167

Lazard U.S. Strategic Equity	2006	10.62	12.37	2,393
	2007	12.37	12.14	8,693

Lazard International Equity	2006	11.46	13.92	137,496
	2007	13.92	15.28	1,544,679

UBS Series Trust
U.S. Allocation	1999	10.00	10.50	8,361
	2000	10.50	10.18	31,615
	2001	10.18	8.82	74,273
	2002	8.82	6.74	88,576
	2003	6.74	8.50	147,157
	2004	8.50	9.30	141,986
	2005	9.30	9.83	92,279
	2006	9.83	10.81	69,509
	2007	10.81	10.92	48,022

MFS® Variable Insurance Trust
MFS® Investors Growth Stock	2001	10.00	10.72	3,466
	2002	10.72	7.68	12,078
	2003	7.68	9.33	38,894
	2004	9.33	10.08	38,931
	2005	10.08	10.41	49,450
	2006	10.41	11.07	52,228
	2007	11.07	12.18	65,982

Form 8522

66

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
MFS® Mid Cap Growth	2001	$10.00	$11.11	320
	2002	11.11	6.23	12,149
	2003	6.23	8.43	31,657
	2004	8.43	9.56	42,864
	2005	9.56	9.74	50,988
	2006	9.74	9.88	190,828
	2007	9.88	10.72	412,365

MFS® New Discovery	2001	10.00	11.56	13,022
	2002	11.56	7.81	21,801
	2003	7.81	10.33	24,472
	2004	10.33	10.87	19,767
	2005	10.87	11.32	49,231
	2006	11.32	12.67	50,574
	2007	12.67	12.84	48,398

MFS® Total Return	2001	10.00	10.26	3,722
	2002	10.26	9.63	174,723
	2003	9.63	11.07	321,878
	2004	11.07	12.18	463,212
	2005	12.18	12.38	668,633
	2006	12.38	13.70	679,107
	2007	13.70	14.11	800,532
Van Kampen Universal Institutional Funds (Class I)
Core Plus Fixed Income	1998	10.00	10.48	3,905
	1999	10.48	10.22	51,044
	2000	10.22	11.25	56,923
	2001	11.25	12.19	48,463
	2002	12.19	12.97	42,121
	2003	12.97	13.45	32,204
	2004	13.45	13.91	29,175
	2005	13.91	14.37	29,160
	2006	14.37	14.77	17,925
	2007	14.77	15.44	20,683

Value	1998	10.00	8.83	2,408
	1999	8.83	8.59	11,662
	2000	8.59	10.64	18,756
	2001	10.64	10.78	15,465
	2002	10.78	8.32	8,393
	2003	8.32	11.05	10,715
	2004	11.05	12.91	9,265
	2005	12.91	13.38	7,853
	2006	13.38	15.50	4,706
	2007	15.50	14.89	3,033

Form 8522

67

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
U.S. Real Estate	1998	$10.00	$8.97	0
	1999	8.97	8.76	13,366
	2000	8.76	11.22	25,564
	2001	11.22	12.22	15,975
	2002	12.22	12.01	12,813
	2003	12.01	16.37	31,222
	2004	16.37	22.13	46,568
	2005	22.13	25.67	65,805
	2006	25.67	35.13	64,971
	2007	35.13	28.87	51,959

Emerging Market Debt	1998	10.00	6.74	0
	1999	6.74	8.65	5,903
	2000	8.65	9.54	8,544
	2001	9.54	10.41	5,107
	2002	10.41	11.27	4,551
	2003	11.27	14.29	527
	2004	14.29	15.58	2,238
	2005	15.58	17.34	1,839
	2006	17.34	19.04	0
	2007	19.04	20.10	0
Van Kampen Universal Institutional Funds (Class II)
Core Plus Fixed Income	2003	10.00	11.55	11,734
	2004	11.55	11.91	12,926
	2005	11.91	12.27	35,257
	2006	12.27	12.59	51,741
	2007	12.59	13.13	924,171

U.S. Real Estate	2003	10.00	12.82	14,316
	2004	12.82	17.29	115,803
	2005	17.29	20.00	372,174
	2006	20.00	27.29	626,867
	2007	27.29	22.38	1,051,361

International Growth	2006	10.00	10.80	10,000
	2007	10.80	12.23	782,042

Capital Growth	2006	10.00	10.27	6,956
	2007	10.27	12.38	34,188

Old Mutual Insurance Series Fund
Technology & Communications	2000	10.00	5.35	75,715
	2001	5.35	2.53	135,208
	2002	2.53	1.15	111,881
	2003	1.15	1.66	140,033
	2004	1.66	1.75	116,967
	2005	1.75	1.91	101,242
	2006	1.91	1.98	97,039
	2007	1.98	2.62	45,436

Form 8522

68

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
PIMCO Variable Insurance Trust
Real Return	2002	$10.00	$10.68	30,817
	2003	10.68	11.53	174,108
	2004	11.53	12.44	561,294
	2005	12.44	12.59	1,679,093
	2006	12.59	12.57	2,654,325
	2007	12.57	13.78	2,981,292

Total Return	2002	10.00	10.44	61,436
	2003	10.44	10.87	203,238
	2004	10.87	11.30	275,893
	2005	11.30	11.47	429,164
	2006	11.47	11.81	1,377,978
	2007	11.81	12.73	5,235,746

Global Bond	2002	10.00	10.70	5,341
	2003	10.70	12.14	48,795
	2004	12.14	13.30	81,063
	2005	13.30	12.31	195,504
	2006	12.31	12.77	296,361
	2007	12.77	13.89	437,377

Prudential Series Fund
Jennison	2000	10.00	8.61	31,339
	2001	8.61	6.95	42,197
	2002	6.95	4.74	57,686
	2003	4.74	6.09	78,941
	2004	6.09	6.59	81,191
	2005	6.59	7.44	144,362
	2006	7.44	7.48	252,293
	2007	7.48	8.27	257,071

Jennison 20/20 Focus	2000	10.00	9.77	3,427
	2001	9.77	9.56	5,108
	2002	9.56	7.33	6,681
	2003	7.33	9.36	67,222
	2004	9.36	10.70	112,073
	2005	10.70	12.86	165,087
	2006	12.86	14.48	328,438
	2007	14.48	15.80	1,165,897

Legg Mason Partners Variable Equity Trust
Fundamental Value	1998	10.00	10.70	2,810
	1999	10.70	12.50	15,238
	2000	12.50	15.18	19,554
	2001	15.18	15.33	58,830
	2002	15.33	11.38	60,895
	2003	11.38	15.68	67,026
	2004	15.68	16.84	93,302
	2005	16.84	17.36	114,467
	2006	17.36	20.32	108,570
	2007	20.32	20.39	134,209

Form 8522

69

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Capital and Income	1998	$10.00	$10.04	4,958
	1999	10.04	10.03	29,385
	2000	10.03	10.72	33,657
	2001	10.72	10.54	52,597
	2002	10.54	9.73	55,689
	2003	9.73	11.18	51,447
	2004	11.18	12.05	49,135
	2005	12.05	12.33	39,870
	2006	12.33	13.76	33,468
	2007	13.76	14.26	42,072

Investors	1998	10.00	10.17	6,727
	1999	10.17	11.25	7,741
	2000	11.25	12.85	13,083
	2001	12.85	12.20	32,448
	2002	12.20	9.31	50,000
	2003	9.31	12.21	54,924
	2004	12.21	13.35	59,379
	2005	13.35	14.08	52,860
	2006	14.08	16.52	51,661
	2007	16.52	17.01	66,414
Wells Fargo Advantage Variable Trust Funds
Discovery	1998	10.00	11.56	10,255
	1999	11.56	21.76	150,463
	2000	21.76	18.37	313,405
	2001	18.37	12.60	321,910
	2002	12.60	7.80	303,965
	2003	7.80	10.38	284,194
	2004	10.38	12.25	238,314
	2005	12.25	13.31	198,475
	2006	13.31	15.12	103,607
	2007	15.12	18.33	65,015

Opportunity	1998	10.00	9.57	10,471
	1999	9.57	12.80	43,944
	2000	12.80	13.52	124,830
	2001	13.52	12.90	180,541
	2002	12.90	9.36	225,389
	2003	9.36	12.71	212,892
	2004	12.71	14.89	183,977
	2005	14.89	15.92	155,307
	2006	15.92	17.71	132,856
	2007	17.71	18.71	92,651

Form 8522

70

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Small/Mid Cap	1998	$10.00	$9.42	1,865
	1999	9.42	9.07	16,693
	2000	9.07	9.69	11,183
	2001	9.69	10.00	9,575
	2002	10.00	7.62	8,108
	2003	7.62	10.45	8,927
	2004	10.45	12.09	6,857
	2005	12.09	13.96	7,453
	2006	13.96	16.01	5,515
	2007	16.01	15.76	1,575
Fidelity® Variable Insurance Products Fund
VIP Contra Fund	2000	10.00	9.26	44,969
	2001	9.26	8.03	157,198
	2002	8.03	7.19	209,793
	2003	7.19	9.14	368,098
	2004	9.14	10.43	597,830
	2005	10.43	12.06	1,228,615
	2006	12.06	13.32	1,926,325
	2007	13.32	15.48	3,248,750

VIP Mid Cap	2000	10.00	11.18	35,810
	2001	11.18	10.69	133,190
	2002	10.69	9.54	219,089
	2003	9.54	13.06	307,771
	2004	13.06	16.14	447,592
	2005	16.14	18.88	680,743
	2006	18.88	21.03	844,421
	2007	21.03	24.04	972,387

VIP Equity Income	2003	10.00	11.15	23,139
	2004	11.15	11.92	44,983
	2005	11.92	12.48	113,923
	2006	12.48	14.83	603,255
	2007	14.83	14.89	1,653,224

VIP Growth	2000	10.00	8.48	42,519
	2001	8.48	6.90	134,439
	2002	6.90	4.77	201,437
	2003	4.77	6.26	246,113
	2004	6.26	6.40	260,661
	2005	6.40	6.69	256,585
	2006	6.69	7.07	259,391
	2007	7.07	8.88	337,940

Alliance Variable Products Series
Growth & Income	2001	10.00	9.85	12,170
	2002	9.85	7.59	10,093
	2003	7.59	9.94	9,831
	2004	9.94	10.96	6,254
	2005	10.96	11.36	5,785
	2006	11.36	13.17	3,689
	2007	13.17	13.69	2,528

Form 8522

71

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Small Cap Growth	2001	$10.00	$11.67	1,865
	2002	11.67	7.86	1,733
	2003	7.86	11.57	1,766
	2004	11.57	13.12	1,668
	2005	13.12	13.64	1,693
	2006	13.64	14.93	1,144
	2007	14.93	16.83	0

Global Bond	2001	10.00	9.40	10,060
	2002	9.40	10.87	9,238
	2003	10.87	12.18	9,103
	2004	12.18	13.20	8,961
	2005	13.20	12.05	8,959
	2006	12.05	12.50	6,661
	2007	12.50	13.64	6,610

Royce Capital Fund
Small Cap	2003	10.00	10.00	136,253
	2004	10.00	17.34	302,187
	2005	17.34	18.66	604,546
	2006	18.66	12.37	741,796
	2007	12.37	20.72	1,092,702

Micro-Cap	2003	10.00	14.73	47,410
	2004	14.73	16.62	148,433
	2005	16.62	18.38	251,572
	2006	18.38	22.06	373,562
	2007	22.06	22.73	524,190
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund	2005	10.00	10.40	0
	2006	10.40	12.19	717,912
	2007	12.19	12.53	2,002,052
Franklin Flex Cap Securities Fund	2005	10.00	11.17	0
	2006	11.17	11.65	50,505
	2007	11.65	13.20	1,772,609
Templeton Foreign Securities Fund	2005	10.00	11.22	0
	2006	11.22	13.50	510,176
	2007	13.50	15.45	1,173,146
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	2006	10.00	10.21	469,124
	2007	10.21	10.43	2,192,904

Form 8522

72

Statement of Additional Information Contents

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

1940 Act File Number 811-1978

1933 Act File Number 333-43513

Form 8522

73

Ohio National Variable Account A
of
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone (800) 366-6654
Statement of Additional Information
December 31, 2008
This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A (“VAA”) flexible purchase payment individual variable annuity contracts dated December 31, 2008. To get a free copy of the prospectus for VAA, write or call us at the above address.
Table of Contents

Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	3
Total Return	3
Financial Statements	4

“ONcore Value VA”

Independent Registered Public Accounting Firm
The financial statements of Ohio National Variable Account A and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.
Underwriter
We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

	Aggregate	Retained
Year	Commissions	Commissions
2007	$117,751,720	$22,706,307
2006	$80,123,822	$13,243,555
2005	$55,437,760	$10,292,152

2

Calculation of Money Market Yield
The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2007, was 3.93%. For the seven days ended October 31, 2008, it was 0.68%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.
Total Return
The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
P(1 + T)n  =   ERV

where:	P = a hypothetical initial payment of $1,000,
T = the average annual total return,
n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).
We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.
In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (May 1, 1998). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we do not include the $30 annual contract administration charge as a percentage of contract value because the average value of this series of contracts is $116,825. There is no annual contract administration charge for contracts over $50,000. The effect of that charge on contracts with total value less than $50,000 would be to reduce the total returns. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2007 (assuming surrender of the contract then) are as follows:

								Since
	Fund	Life of					Subaccount	Subaccount
ONcore Value DECEMBER 31, 2007	Inception	Fund	1 Year	3 Year	5 Year	10 Year	Inception	Inception

Ohio National Fund, Inc.
Money Market Portfolio	7/31/1980	5.00%	-1.99%	1.38%	1.39%	2.69%	7/31/1980	5.00%
Equity Portfolio	1/14/1971	8.22%	-12.73%	-0.78%	10.17%	3.36%	1/14/1971	8.22%
Bond Portfolio	11/2/1982	6.39%	-3.21%	-0.04%	3.48%	4.38%	11/2/1982	6.39%
Omni Portfolio	9/10/1984	6.57%	0.03%	7.21%	11.01%	0.88%	9/10/1984	6.57%
S&P 500 Index® Portfolio	1/3/1997	7.02%	-1.88%	5.43%	10.88%	4.91%	1/3/1997	7.02%
International Portfolio	5/3/1993	6.47%	2.46%	9.96%	15.04%	3.99%	5/3/1993	6.47%
International Small Company Portfolio	3/31/1995	11.30%	10.42%	21.73%	27.55%	11.41%	3/31/1995	11.30%
Capital Appreciation Portfolio	4/30/1994	10.03%	-3.11%	5.62%	12.09%	8.37%	4/30/1994	10.03%
Millennium Portfolio	4/30/1994	11.05%	18.90%	7.93%	14.24%	7.72%	4/30/1994	11.05%
Aggressive Growth Portfolio	3/31/1995	1.19%	22.39%	13.22%	15.96%	-1.87%	3/31/1995	1.19%
Mid Cap Opportunity Portfolio	1/3/1997	10.56%	10.81%	9.80%	17.38%	8.34%	1/3/1997	10.56%
Capital Growth Portfolio	5/1/1998	9.69%	4.23%	8.43%	16.75%	—	5/1/1998	9.69%
High Income Bond Portfolio	5/1/1998	4.29%	-3.40%	2.70%	8.39%	—	5/1/1998	4.29%
Strategic Value (formerly Blue Chip) Portfolio	5/1/1998	1.88%	-15.55%	0.75%	7.65%	—	5/1/1998	1.88%
Small Cap Growth Portfolio	1/3/1997	5.13%	7.60%	12.72%	18.58%	6.09%	1/3/1997	5.13%
Nasdaq-100® Index Portfolio	5/1/2000	-8.63%	11.52%	5.92%	14.46%	—	5/1/2000	-8.63%
Bristol Portfolio	5/1/2002	7.39%	0.79%	9.37%	13.74%	—	5/1/2002	7.39%
Bryton Growth Portfolio	5/1/2002	4.10%	2.91%	7.51%	12.91%	—	5/1/2002	4.10%
U.S. Equity Portfolio	5/3/2004	10.77%	6.16%	7.22%	—	—	5/3/2004	10.77%
Balanced Portfolio	5/3/2004	9.43%	5.29%	6.84%	—	—	5/3/2004	9.43%
Income Opportunity Portfolio	5/3/2004	4.10%	1.35%	2.31%	—	—	5/3/2004	4.10%
Target VIP Portfolio	11/2/2005	6.63%	2.75%	—	—	—	11/2/2005	6.63%
Target Equity/Income Portfolio	11/2/2005	6.24%	3.43%	—	—	—	11/2/2005	6.24%
Bristol Growth Portfolio	5/1/2007	-3.22%	—	—	—	—	5/1/2007	-3.22%

Legg Mason Partners Variable Portfolios
Legg Mason Partners Variable Fundamental Value Portfolio	2/17/1998	8.48%	-5.70%	4.79%	11.98%	—	5/1/1998	7.64%
Legg Mason Partners Variable Capital and Income Portfolio	2/17/1998	4.14%	-2.34%	3.98%	7.51%	—	5/1/1998	3.74%
Legg Mason Partners Variable Investors Portfolio	2/17/1998	6.35%	-3.03%	6.68%	12.45%	—	5/1/1998	5.65%

Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio	1/31/1995	13.27%	10.25%	12.51%	16.24%	9.28%	5/1/2000	5.86%
VIP Growth Portfolio	10/31/1986	10.10%	19.52%	9.87%	12.86%	5.57%	5/1/2000	-1.54%
VIP Mid Cap Portfolio	12/31/1998	17.22%	8.30%	12.65%	20.03%	—	5/1/2000	12.12%
VIP Equity-Income Portfolio	10/9/1986	9.73%	-5.64%	5.92%	11.76%	5.49%	10/1/2003	10.11%

The Prudential Series Fund, Inc.
Jennison 20/20 Focus Portfolio	5/2/1999	6.92%	3.13%	12.31%	16.28%	—	1/3/2000	5.89%
Jennison Portfolio	4/25/1995	8.38%	4.55%	6.12%	11.39%	4.16%	1/3/2000	-2.35%

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Growth and Income Fund	1/12/1998	4.07%	-5.42%	6.24%	12.44%	—	5/1/1998	2.45%
Goldman Sachs Structured U.S. Equity Fund	2/12/1998	3.67%	-8.51%	2.96%	10.58%	—	5/1/1998	2.60%
Goldman Sachs Capital Growth Fund	4/30/1998	2.82%	3.14%	4.41%	9.28%	—	5/1/1998	2.78%

MFS® Variable Insurance Trust (Service Class)
MFS® New Discovery Series	5/1/2000	-0.39%	-4.67%	3.87%	10.04%	—	11/1/2001	4.14%
MFS® Investors Growth Stock Series	5/1/2000	-3.54%	4.03%	4.73%	9.25%	—	11/1/2001	3.25%
MFS® Mid Cap Growth Series	5/1/2000	-3.50%	2.53%	2.02%	11.08%	—	11/1/2001	1.13%
MFS® Total Return Series	5/1/2000	5.82%	-3.00%	3.19%	7.50%	—	11/1/2001	5.75%

Lazard Retirement Series, Inc.
Lazard Retirement U.S. Small Cap Equity Portfolio	11/4/1997	6.59%	-14.03%	1.00%	10.65%	6.86%	7/1/1999	7.22%
Lazard Retirement Emerging Markets Equity Portfolio	11/3/1997	12.59%	26.11%	32.27%	35.85%	13.36%	7/1/1999	15.91%
Lazard Retirement U.S. Strategic Equity Portfolio	3/18/1998	3.64%	-7.84%	3.57%	9.36%	—	5/2/2005	5.52%
Lazard Retirement International Equity Portfolio	9/1/1998	5.89%	3.79%	11.93%	15.91%	—	5/2/2005	15.50%

PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	9/30/1999	7.70%	3.68%	1.57%	4.73%	—	8/1/2002	5.82%
Total Return Portfolio	12/31/1997	5.06%	1.79%	2.17%	3.53%	5.06%	8/1/2002	4.25%
Global Bond Portfolio	1/10/2002	7.36%	2.76%	-0.54%	4.86%	—	8/1/2002	5.97%

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Income Securities Fund	1/6/1999	8.04%	-3.17%	4.87%	11.94%	—	5/2/2005	6.85%
Franklin Flex Cap Growth Securities Fund	5/2/2005	9.05%	7.30%	—	—	—	5/2/2005	9.05%
Templeton Foreign Securities Fund	5/1/1997	7.49%	8.42%	13.02%	17.97%	7.11%	5/2/2005	15.99%

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	12/29/1999	2.16%	-0.11%	6.22%	8.95%	—	5/1/2003	9.12%

Royce Capital Fund
Royce Micro-Cap Portfolio	12/31/1996	14.34%	-2.95%	9.36%	17.62%	14.30%	5/1/2003	18.89%
Royce Small-Cap Portfolio	12/31/1996	12.29%	-9.01%	4.32%	15.32%	12.89%	5/1/2003	16.53%

J.P. Morgan Series Trust II
JPMorgan Small Company Portfolio	1/3/1995	8.65%	-12.52%	1.06%	12.79%	4.29%	5/1/1998	3.39%
JPMorgan Mid Cap Value Portfolio	9/28/2001	13.23%	-4.47%	6.64%	14.07%	—	11/1/2001	13.21%

The Universal Institutional Funds, Inc. (Class II)
Van Kampen’s Core Plus Fixed Income Portfolio	5/1/2003	2.56%	-1.73%	1.40%	—	—	5/1/2003	2.56%
Van Kampen’s U.S. Real Estate Portfolio	5/1/2003	18.49%	-24.01%	7.27%	—	—	5/1/2003	18.49%
Van Kampen’s International Growth Equity Portfolio	5/1/2006	9.48%	7.24%	—	—	—	5/1/2006	9.48%
Van Kampen’s Capital Growth Portfolio	5/5/2003	12.41%	14.57%	10.79%	—	—	5/1/2006	10.32%

Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	4/28/2005	8.96%	-3.87%	—	—	—	5/1/2006	-1.05%

Janus Aspen Series (Service Shares)
Large Cap Growth Portfolio	9/13/1993	7.70%	7.77%	7.20%	11.31%	4.22%	4/30/1998	2.90%
International Growth Portfolio	5/4/1994	15.21%	20.87%	32.97%	30.27%	13.72%	4/30/1998	12.46%
Worldwide Growth Portfolio	9/13/1993	9.76%	2.38%	8.16%	10.58%	5.04%	4/30/1998	3.25%
Balanced Portfolio	9/13/1993	10.23%	3.30%	6.74%	8.65%	8.12%	4/30/1998	7.03%

The Dow® Target Variable Fund LLC
The Dow® Target 10 Portfolio — First Quarter	1/4/1999	3.05%	-6.30%	3.96%	8.05%	—	1/4/1999	3.05%
The Dow® Target 10 Portfolio — Second Quarter	4/1/1999	5.10%	-1.87%	7.18%	10.26%	—	4/1/1999	5.10%
The Dow® Target 10 Portfolio — Third Quarter	7/1/1999	2.67%	-1.42%	5.77%	9.03%	—	7/1/1999	2.67%
The Dow® Target 10 Portfolio — Fourth Quarter	10/1/1999	3.94%	-3.37%	5.27%	8.14%	—	10/1/1999	3.94%
The Dow® Target 5 Portfolio — First Quarter	1/1/2000	6.62%	-4.01%	9.69%	12.02%	—	1/3/2000	6.63%
The Dow® Target 5 Portfolio — Second Quarter	4/1/2000	7.87%	-2.09%	9.24%	12.50%	—	4/1/2000	7.87%
The Dow® Target 5 Portfolio — Third Quarter	7/1/2000	4.48%	1.92%	3.49%	6.84%	—	7/1/2000	4.48%
The Dow® Target 5 Portfolio — Fourth Quarter	10/1/1999	4.02%	0.01%	6.28%	9.12%	—	10/1/1999	4.02%

4

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007 and 2006
(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
The Ohio National Life Insurance Company:
We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the consolidated financial statements, we have also audited financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
/s/ KPMG LLP
Columbus, OH
April 29, 2008

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Balance Sheets
December 31, 2007 and 2006
(Dollars in thousands, except share amounts)

	2007	2006
Assets
Investments (notes 5, 10, and 11):
Securities available-for-sale, at fair value:
Fixed maturity	$4,846,526	5,135,429
Fixed maturity securities on loan	850,243	1,101,587
Equity securities	19,815	25,077
Fixed maturity held-to-maturity securities, at amortized cost	680,095	440,302
Trading securities, at fair value:
Fixed maturity	4,794	5,044
Equity securities	8,623	1,978
Mortgage loans on real estate, net	1,302,890	1,271,736
Real estate, net	4,509	4,581
Policy loans	242,682	216,703
Other long-term investments	5,688	14,950
Short-term investments securities lending collateral	868,348	1,135,422

Total investments	8,834,213	9,352,809

Cash	19,481	29,713
Accrued investment income	89,172	92,478
Deferred policy acquisition costs	1,019,795	868,665
Reinsurance recoverable (note 16)	1,353,512	1,443,263
Other assets	66,609	60,052
Goodwill and intangible assets (note 8)	755	1,068
Assets held in separate accounts	7,272,457	5,163,034

Total assets	$18,655,994	17,011,082

Liabilities and Stockholder’s Equity

Future policy benefits and claims (note 6)	$8,609,004	8,865,273
Policyholders’ dividend accumulations	52,955	55,098
Other policyholder funds	39,281	40,952
Notes payable (net of unamortized discount of $678 in 2007 and $427 in 2006) (note 7)	105,322	99,573
Federal income taxes (note 9):
Current	1,083	4,973
Deferred	96,361	102,342
Payables for securities lending collateral	868,348	1,135,422
Other liabilities	185,639	170,258
Liabilities related to separate accounts	7,272,457	5,163,034

Total liabilities	17,230,450	15,636,925

Commitments and contingencies (notes 9, 11, 15 and 16)

Stockholder’s equity (notes 3 and 13):
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	162,939	162,939
Accumulated other comprehensive income	18,039	55,872
Retained earnings	1,234,566	1,145,346

Total stockholder’s equity	1,425,544	1,374,157

Total liabilities and stockholder’s equity	$18,655,994	17,011,082

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Income
Years ended December 31, 2007, 2006, and 2005
(Dollars in thousands)

	2007	2006	2005
Revenues:
Traditional life insurance premiums	$235,121	209,290	187,443
Annuity premiums and charges	88,435	69,548	56,079
Universal life policy charges	100,204	92,748	86,124
Accident and health insurance premiums	19,924	19,614	20,201
Investment management fees	9,270	7,620	6,290
Change in value of trading securities	422	399	279
Change in value of reinsurance derivatives	—	63	(204)
Net investment income (note 5)	524,829	543,070	564,385
Net realized losses on investments (note 5)	(4,439)	(14,613)	(38,355)
Other income	66,703	48,896	40,800

	1,040,469	976,635	923,042

Benefits and expenses:
Benefits and claims	544,296	538,823	525,465
Provision for policyholders’ dividends on participating policies	35,023	34,271	31,709
Amortization of deferred policy acquisition costs, excluding impact of realized gains (losses)	105,551	111,063	90,668
Amortization of deferred policy acquisition costs due to realized (losses) gains	(678)	2,606	(3,544)
Other operating costs and expenses (note 12)	152,357	128,246	110,313

	836,549	815,009	754,611

Income before income taxes	203,920	161,626	168,431

Income taxes (note 9):
Current expense	49,784	45,650	24,087
Deferred expense	15,916	8,653	26,550

	65,700	54,303	50,637

Net income	$138,220	107,323	117,794

See accompanying notes to consolidated financial statements.

3

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Changes in Stockholder’s Equity
Years ended December 31, 2007, 2006, and 2005
(Dollars in thousands)

			Accumulated
	Class A	Additional	other		Total
	common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	income	earnings	equity
Balance, December 31, 2004	$10,000	162,939	153,499	978,229	1,304,667

Dividends to stockholder (note 13)	—	—	—	(28,000)	(28,000)

Comprehensive income:
Net income	—	—	—	117,794	117,794
Other comprehensive loss (note 4)	—	—	(49,637)	—	(49,637)

Total comprehensive income					68,157

Balance, December 31, 2005	$10,000	162,939	103,862	1,068,023	1,344,824

Dividends to stockholder (note 13)	—	—	—	(30,000)	(30,000)

Comprehensive income:
Net income	—	—	—	107,323	107,323
Other comprehensive loss (note 4)	—	—	(47,990)	—	(47,990)

Total comprehensive income					59,333

Balance, December 31, 2006	$10,000	162,939	55,872	1,145,346	1,374,157

Dividends to stockholder (note 13)	—	—	—	(49,000)	(49,000)

Comprehensive income:
Net income	—	—	—	138,220	138,220
Other comprehensive loss (note 4)	—	—	(35,973)	—	(35,973)

Total comprehensive income					102,247
SFAS 158 pension adjustment, net of federal income tax of $1,001 (note 12)	—	—	(1,860)	—	(1,860)

Balance, December 31, 2007	$10,000	162,939	18,039	1,234,566	1,425,544

See accompanying notes to consolidated financial statements.

4

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Cash Flows
Years ended December 31, 2007, 2006, and 2005
(Dollars in thousands)

	2007	2006	2005
Cash flows from operating activities:
Net income	$138,220	107,323	117,794
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale of fixed maturity trading securities	124	1,945	1,191
Proceeds from sale of equity securities trading securities	—	—	5,969
Cost of fixed maturity trading securities acquired	—	(486)	(1,375)
Cost of equity securities trading securities acquired	(6,315)	—	(2)
Interest credited to policyholder account values	279,170	293,077	299,990
Universal life and investment-type product policy fees	(120,178)	(94,465)	(83,796)
Capitalization of deferred policy acquisition costs	(229,141)	(191,910)	(162,034)
Amortization of deferred policy acquisition costs	104,873	113,669	87,124
Amortization and depreciation	2,389	1,953	1,433
Net realized losses on investments	4,439	14,613	38,355
Change in value of trading securities	(422)	(399)	(279)
Deferred federal income tax expense	15,916	8,653	26,550
Change in value of reinsurance derivatives	—	(63)	204
Decrease in accrued investment income	3,306	3,538	2,831
Increase in other assets	(45,697)	(32,340)	(20,838)
Increase in policyholder liabilities	173,537	150,720	84,395
(Decrease) increase in policyholders’ dividend accumulations and other funds	(3,814)	(1,577)	21,285
(Decrease) increase in Federal income tax payable	(3,890)	9,212	(21,626)
Increase (decrease) in other liabilities	14,108	(11,049)	16,612
Other, net	(4,639)	6,719	657

Net cash provided by operating activities	321,986	379,133	414,440

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	32,406	15,300	49,854
Proceeds from sale of fixed maturity available-for-sale securities	491,620	602,901	759,844
Proceeds from sale of available-for-sale equity securities	11,214	14,287	5,559
Proceeds from maturity of fixed maturity held-to-maturity securities	80,694	90,145	146,607
Proceeds from repayment of mortgage loans on real estate	156,797	199,707	136,099
Proceeds from sale of real estate	855	1,111	2,690
Cost of fixed maturity available-for-sale securities acquired	(297,027)	(386,150)	(868,905)
Cost of available-for-sale equity securities acquired	(5,743)	(14,051)	(10,283)
Cost of fixed maturity held-to-maturity securities acquired	(103,994)	(18,000)	(37,402)
Cost of mortgage loans on real estate acquired	(188,115)	(207,021)	(199,559)
Cost of real estate acquired	(855)	(566)	(155)
Change in payables for securities lending collateral, net	(267,074)	539,280	(383,756)
Change in policy loans, net	(25,979)	(21,461)	(5,634)
Change in other invested assets, net	13,507	(2,387)	2,626

Net cash (used in) provided by investing activities	(101,694)	813,095	(402,415)

Cash flows from financing activities:
Universal life and investment product account deposits	2,803,028	2,177,981	1,571,730
Universal life and investment product account withdrawals	(3,258,626)	(2,847,707)	(1,915,582)
Dividends paid to parent	(42,000)	(30,000)	(28,000)

Net cash used in financing activities	(497,598)	(699,726)	(371,852)

Net (decrease) increase in cash and cash equivalents	(277,306)	492,502	(359,827)

Cash and cash equivalents, beginning of year	1,165,135	672,633	1,032,460

Cash and cash equivalents, end of year	$887,829	1,165,135	672,633

Supplemental disclosures:
Income taxes paid	$52,069	35,935	32,720
Interest paid on notes payable	8,261	8,000	8,000
See accompanying notes to consolidated financial statements.

5

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
(1)	Organization, Consolidation Policy, and Business Description

The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC also owns approximately 80.5% of National Security Life and Annuity Company (NSLAC). Security Mutual Life Insurance Company of New York (SML) owns the remaining interest of NSLAC. NSLAC was previously owned by SMON Holdings, Inc. (SMON) and ONLIC owned a 51% interest in SMON with the remainder owned by SML. On February 17, 2007, the board of directors and stockholders (ONLIC and SML) of SMON authorized the dissolution of SMON and the transfer of NSLAC’s shares to the former stockholders of SMON in proportion to the stockholders interest in SMON at the time of SMON’s dissolution. On March 30, 2007, ONLIC and SML entered into a stock purchase agreement for ONLIC to purchase an additional 2,927 shares of NSLAC from SML for $6,000, thereby increasing ONLIC’s holdings in NSLAC to approximately 80.5% and decreasing SML’s holdings to approximately 19.5%.

ONLIC and its subsidiaries are collectively referred to as the “Company”. All significant intercompany accounts and transactions have been eliminated in consolidation.

On February 12, 1998, ONLIC’s Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company’s policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(m)), ONLIC became a stock company 100% owned by ONFS. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 18 states and the District of Columbia and markets a portfolio of variable life insurance and variable annuity products through its general agency system. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

The following is a description of the most significant risks facing life and health insurers:
Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements.

6

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. As a result of significant fixed annuity sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company’s largest distributor of fixed annuities contributed approximately 20% of total fixed annuity deposits in 2007 and approximately 55% of total fixed annuity deposits in 2006.

Based on policyholder account balances, the Company’s largest distributor accounted for approximately 47% and 52% of total fixed annuity reserves as of December 31, 2007 and 2006, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Equity Market Risk is the risk of loss due to declines in the equity markets that the Company participates in. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranty riders. There are four main types of benefits: guaranteed minimum death benefit (GMDB), guaranteed minimum income benefit (GMIB), guaranteed minimum account benefit (GMAB) and guaranteed minimum withdrawal benefit (GMWB). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The Annuitization base is equal to premiums less withdrawals rolled up at 6% annually. The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. We will refer to the total of these four classes as the G reserves.

As of December 31, 2007, direct G reserves were $20.7 million, ceded G reserves were $10.4 million and net G reserves were $10.3 million. As of December 31, 2006, direct G reserves were $10.9 million, ceded G reserves were $(0.1) million and net G reserves were $11.0 million.
(Continued)

7

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
The total amount at risk under GMDB guarantees is determined by comparing each contract’s account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2007 was $89 million, of which $65 million was reinsured, with a net amount at risk of $24 million. The total amount at risk under GMDB features as of December 31, 2006 was $64 million, of which $48 million was reinsured, with a net amount at risk of $16 million. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMDB contract holders was 64 of December 31, 2007 and 2006.

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,353,512 and $1,443,263 as of December 31, 2007 and 2006, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.
(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).
(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. The mutual fund shares that comprise Separate Account seed money are classified as general account trading securities and stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. Fixed maturity securities not classified as held-to-maturity or trading and all equity
(Continued)

8

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, qualified company representatives determine the fair value using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2007, 80.5% of the fair values of fixed maturity securities were obtained from independent pricing services, 18.9% from the Company’s pricing matrices and 0.6% from other sources.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated
(Continued)

9

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans on real estate are included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate held for company use is carried at cost less accumulated depreciation and valuation allowances. Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2(m)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. The process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

At the end of each quarter, all fixed maturity and equity securities are reviewed to determine whether impairments should be recorded. For those securities where fair value is less than 50% of amortized cost for one month or 80% of amortized cost for six consecutive months or more, an analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process includes an assessment of the credit quality of each investment in the entire securities portfolio. Additionally, other circumstances may be identified which cause analysis of individual securities, such as rapid declines in market value, bankruptcies, and downgrades.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary (OTI). Relevant facts and circumstances considered include (1)
(Continued)

10

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, and (4) the Company’s ability and intent to hold the security to maturity or until it recovers in value.

An impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. An other-than-temporary charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover amounts due under the contractual terms of the security.

To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between amortized cost and fair value would be charged to income as a realized investment loss, resulting in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, certain securitized financial assets with contractual cash flows, including asset-backed securities, are also reviewed in accordance with Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). EITF 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

Dividends are recorded on the ex-dividend date and interest is accrued as earned.
(Continued)

11

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
(b)	Revenues and Benefits

Traditional Life Insurance Products - Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products - Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(c)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized as deferred acquisition costs (DAC). DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums
(Continued)

12

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)). The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 8.58%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. If actual net separate account performance varies from the 8.58% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This assumption to the estimation of long-term returns is commonly referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 2.72% or in excess of 16.65% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs.

(d)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment
(Continued)

13

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. Separate Account seed money is recorded as a trading security.

The variable annuities that comprise the Separate Account generally provide an incidental death benefit of the greater of account value or minimum guaranteed death benefit. In 1998 the Company began offering policies with a minimum guaranteed death benefit that is adjusted every three or six years to the current account value adjusted for withdrawals on a pro rata basis. Also during 1998, the Company introduced a minimum guaranteed death benefit equal to premiums paid less withdrawals. Riders were available that provided for a one year adjustment to the current account value, and a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount, adjusted for any withdrawals prior to death.

In 1999 the Company began selling a policy with a minimum guaranteed death benefit that is adjusted every eight years to the current account value adjusted for withdrawals on a pro-rata basis.

In 2001, the Company began selling enhanced benefits riders. These provide for an additional death benefit up to 40% of the excess of (a) the account value before any additional death benefits or other riders over (b) the contract basis. At no time will the additional death benefit exceed $1 million.

In 2004 the Company introduced a new rider to replace one of the 1998 GMDB riders. The 2004 rider provides for a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount (identical to the 1998 version). However, only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis.

In 2005 two additional GMDB riders were introduced. The first provides a GMDB increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals prior to death. The second provides a GMDB increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals (dollar for dollar on the first 6%, pro rata on the remainder) prior to death.

In 2006, three new GMDB riders were introduced. The first rider replaced the 2004 version and the second replaced the 2005 version. The benefits of these two riders are the same as the ones they replaced. The third rider is an annual reset death benefit rider. This rider must be purchased in conjunction with the GMIB annual reset rider. The policyholder has the option each year to reset their death benefit amount to the GMIB amount. The assets and liabilities of these accounts are carried at market.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates
(Continued)

14

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2002 the Company began selling a GMIB rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 6% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 85. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. In 2004 the Company introduced a new rider to replace the 2002 GMIB rider. This rider is identical to the original version except that only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis. In 2006, two riders replaced the 2004 version. They are identical to the 2004 version with the following modifications: the first has an optional annual reset provision and must be issued in conjunction with the annual reset death benefit rider; the second had an optional five year reset provision. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2003, the Company began selling a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

In 2004 the Company began selling two versions of a GMWB rider that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.
(Continued)

15

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
(e)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 6).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 6).

(f)	Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represents approximately 9%, 8%, and 8% of the Company’s ordinary life insurance in force as of December 31, 2007, 2006, and 2005, respectively. The provision for policyholders’ dividends is based on current dividend scales.

(g)	Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(h)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(Continued)

16

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
The Company is included as part of the consolidated Federal income tax return of its common parent, ONMH, and its U.S. domestic subsidiaries. Although ONMH in 2007 acquired more than 80% ownership of NSLAC, Treasury Regulations require acquired life companies to be owned a five full years before joining the consolidated tax return. NSLAC files separately its own Federal income tax return.

(i)	Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(j)	Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, contingencies, provision for income tax, valuation allowances for mortgage loans on real estate, impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(k)	Goodwill

In accordance with GAAP, goodwill is not amortized, but rather evaluated periodically, at the reporting unit level, for impairment. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carry amount. The Company conducts annual goodwill impairment testing in the fourth quarter.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. If the carrying value of a reporting unit’s goodwill exceeds fair value, the excess is recognized as an impairment and recorded as a charge against net income.

(l)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are recognized in income as earned.
(Continued)

17

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
(m)	Closed Block

The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue there from, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and while prepared in conformity with the American Institute of Certified Public Accountant’s Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.
(Continued)

18

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
Summarized financial information of the Closed Block as of December 31, 2007 and 2006, and for each of the years in the three-year period ended December 31, 2007 follows:

	2007	2006
Closed Block assets:
Fixed maturity securities available for sale, at fair value (amortized cost of $328,930 and $349,076, as of December 31, 2007 and 2006, respectively)	$337,232	360,645
Fixed maturity securities held to maturity, at amortized cost	59,994	32,047
Mortgage loans on real estate, net	120,256	115,239
Policy loans	126,232	123,067
Short-term investments	4,742	18,863
Accrued investment income	5,489	5,227
Deferred policy acquisition costs	75,606	77,175
Reinsurance recoverable	1,711	1,587
Other assets	1,725	2,884

	$732,987	736,734

Closed Block liabilities:
Future policy benefits and claims	$696,996	697,740
Policyholders’ dividend accumulations	52,900	55,057
Other policyholder funds	15,530	19,574
Deferred federal income taxes	2,906	4,049
Other liabilities	3,039	2,831

	$771,371	779,251

(Continued)

19

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)

	2007	2006	2005
Closed Block revenues and expenses:
Traditional life insurance premiums	$43,915	46,112	50,304
Net investment income	45,028	46,153	46,850
Net realized losses on investments	(16)	(578)	(2,781)
Benefits and claims	(56,571)	(55,567)	(57,476)
Provision for policyholders’ dividends on participating policies	(18,125)	(20,948)	(21,196)
Amortization of deferred policy acquisition costs	(3,972)	(4,040)	(4,049)
Other operating costs and expenses	(3,508)	(3,591)	(3,688)

Income before federal income taxes	$6,751	7,541	7,964

(n)	Recently Issued Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 161, “Disclosures about Derivative Instruments and Hedging Activities — An Amendment of SFAS No. 133” (“SFAS 161”). SFAS 161 seeks to improve financial reporting for derivative instruments and hedging activities by requiring enhanced disclosures regarding the impact on financial position, financial performance, and cash flows. To achieve this increased transparency, SFAS 161 requires (1) the disclosure of the fair value of derivative instruments and gains and losses in a tabular format; (2) the disclosure of derivative features that are credit risk-related; and (3) cross-referencing within the footnotes. SFAS 161 is effective for the Company on January 1, 2009. The Company will apply the provisions of SFAS 161 as required on the effective date.

In December 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 (revised 2007), Business Combinations (SFAS 141(R)). This Statement replaces SFAS 141, Business Combinations and requires an acquirer to recognize the assets acquired, the liabilities assumed, including those arising from contractual contingencies, any contingent consideration, and any noncontrolling interest in the acquiree at the acquisition date, measured at their fair values as of that date, with limited exceptions specified in the statement. SFAS 141(R) also requires the acquirer in a business combination achieved in stages (sometimes referred to as a step acquisition) to recognize the identifiable assets and liabilities, as well as the noncontrolling interest in the acquiree, at the full amounts of their fair values (or other amounts determined in accordance with SFAS 141(R)). In addition, SFAS 141(R)’s requirement to measure the noncontrolling interest in the acquiree at fair value will result in recognizing the goodwill attributable to the noncontrolling interest in addition to that attributable to the acquirer. SFAS 141(R) amends SFAS 109, Accounting for Income Taxes, to require the acquirer to recognize changes in the amount of its deferred tax benefits that are recognizable because of a business combination either in income from continuing operations in the period of the combination or directly in contributed capital, depending on the circumstances. It also amends SFAS 142, Goodwill and Other Intangible Assets, to, among other things, provide guidance on the impairment testing of acquired research and development intangible assets and assets that the acquirer intends not to use. The provisions of SFAS 141(R) are effective for fiscal years beginning after December
(Continued)

20

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
15, 2008 and are to be applied prospectively only. Early adoption is not permitted. The Company will apply the provisions of SFAS 141(R) as required when effective.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements (SFAS 160). SFAS 160 amends Accounting Research Bulletin 51 (ARB 51), Consolidated Financial Statements, to establish accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. It also clarifies that a noncontrolling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements. SFAS 160 also changes the way the consolidated income statement is presented by requiring consolidated net income to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest. It also requires disclosure, on the face of the consolidated statement of income, of the amounts of consolidated net income attributable to the parent and to the noncontrolling interest. SFAS 160 requires that a parent recognize a gain or loss in net income when a subsidiary is deconsolidated and requires expanded disclosures in the consolidated financial statements that clearly identify and distinguish between the interests of the parent owners and the interests of the noncontrolling owners of a subsidiary. SFAS 160 is effective for fiscal periods, and interim periods within those fiscal years, beginning on or after December 15, 2008. Early adoption is prohibited. SFAS 160 requires prospective application as of the beginning of the fiscal year in which the standard is initially applied, except for the presentation and disclosure requirements which are to be applied retrospectively for all periods presented. The Company will apply the provisions of SFAS 160 as required on the effective date.

In June 2007, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are deemed to be investment companies, this SOP also addresses whether the specialized industry accounting principles of the Guide (“investment company accounting”) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (“equity method investor”). In addition, this SOP includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. SOP 07-1 applies to fiscal years beginning on or after December 15, 2007; however, in February 2008, the FASB issued FASB Staff Position No. SOP 07-1-1, “Effective Date of AICPA Statement of Position 07-1”, which amends SOP 07-1 to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that did not early adopt the SOP before December 15, 2007. The Company did not early adopt SOP 07-1. Consequently, the standard is not expected to have an impact on the Company’s results of operations or financial position.
(Continued)

21

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company does not expect to apply the fair value option to any existing financial assets or liabilities as of January 1, 2008. Consequently, the initial adoption of SFAS 159 is not expected to have an impact on the Company’s results of operations or financial position.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans — an amendment of SFAS Statements No. 87, 88, 106, and 132 (R) (SFAS 158). SFAS 158 requires an employer to: (a) recognize an asset for the funded status, measured as the difference between the fair value of plan assets and the benefit obligation, of defined benefit postretirement plans that are overfunded and a liability for plans that are underfunded, measured as of the employer’s fiscal year end; and (b) recognize changes in the funded status of defined benefit postretirement plans, other than for the net periodic benefit cost included in net income, in accumulated other comprehensive income. For pension plans, the funded status must be based on the projected benefit obligation. The provisions of SFAS Statement No. 87, “Employers’ Accounting for Pensions” (“SFAS 87”) and SFAS Statement No. 106, “Employers’ Accounting for Postretirement Benefits Other Than Pensions” in measuring plan assets and benefit obligations and in determining the amount of net periodic benefit cost continue to apply upon initial and subsequent application of SFAS 158. An employer without publicly traded equity securities is required to recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after June 15, 2007. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for the Company for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. The adoption of SFAS 158 as of December 31, 2007 resulted in a reduction
(Continued)

22

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
in the balance of the accumulated other comprehensive income component of equity of $1,860, net of tax of $1,001, at December 31, 2007.

In September 2006, the FASB issued SFAS No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. In February 2008, the FASB issued FASB Staff Position No. 157-2 “Effective Date of FASB Statement 157”, which permits the deferral of the effective date of SFAS 157 to fiscal years beginning after November 15, 2008 for all nonfinancial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company plans to utilize the deferral for non-financial assets and liabilities. The adoption of SFAS 157 is not expected to have a material effect on the Company’s results of operations or financial position.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an
(Continued)

23

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. On the date of adoption, there was no impact to the Company’s financial position or results of operation.

In February, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2007. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, the Accounting Standards Executive Committee of the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is
(Continued)

24

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company recorded no cumulative effect adjustment related to the adoption of SOP 05-1 as of January 1, 2007 and does not expect it to have a material impact on its ongoing financial position or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.

(o)	Reclassifications

In 2007, the Company began recording collateral received from securities lending transactions. In order to be consistent with current year presentation, the Company recorded in the December 31, 2006 consolidated balance sheet $1,135,422 of short-term investments securities lending collateral and payables for securities lending collateral. This also resulted in adjustments to the consolidated statements of cash flows. Short-term investments securities lending collateral is now included in the cash and cash equivalents balances presented each year and the change in the payables for securities lending collateral of $539,280, and $(383,756) is included in net cash provided by (used in) investing activities for the years ending 2006 and 2005, respectively.
(Continued)

25

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
(3)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC and NSLAC, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. ONLIC, ONLAC and NSLAC have no material permitted statutory accounting practices.

The combined statutory basis net income of ONLIC, ONLAC and NSLAC after intercompany eliminations, was $43,379, $69,384 and $68,333 for the years ended December 31, 2007, 2006, and 2005, respectively. The combined statutory basis capital and surplus of ONLIC, ONLAC and NSLAC after intercompany eliminations, was $794,948 and $791,304, as of December 31, 2007 and 2006, respectively. The primary reasons for the differences between staturory accounting and GAAP accounting are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) reserves are reported gross of ceded reinsurance balances; (8) changes in deferred taxes are recognized in operations; (9) the costs of providing defined pension benefits include nonvested participants; (10) the costs of providing postretirement benefits include nonvested participants; (11) there is a presentation of other comprehensive income and comprehensive income; (12) consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity’s expected losses and/or expected residual returns while for statutory, consolidation is not applicable; (13) the statements of cash flows are not presented in the manner prescribed by the NAIC; and (14) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.
(Continued)

26

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholders’ equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31, 2007, 2006, and 2005 were as follows:

	2007	2006	2005
Foreign currency translation adjustment	$629	100	357
Pension liability adjustment, net of tax	156	414	(240)
Unrealized losses on securities available-for-sale arising during the period:
Net of adjustment to deferred policy acquisition costs and future policy benefits and claims	(51,834)	(71,592)	(74,064)
Related income tax benefit	18,165	25,041	25,854

	(32,884)	(46,037)	(48,093)

Less:
Reclassification adjustment for:
Net gains on securities available-for-sale realized during the period:
Gross	4,752	3,004	2,376
Related income tax expense	(1,663)	(1,051)	(832)

	3,089	1,953	1,544

Other comprehensive loss	$(35,973)	(47,990)	(49,637)

(Continued)

27

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
(5)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2007	2006	2005
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$374,981	401,830	390,936
Equity securities	1,265	102	206
Fixed maturity trading securities	215	266	269
Fixed maturity held-to-maturity securities	46,341	39,882	74,980
Mortgage loans on real estate	95,057	99,568	95,042
Real estate	658	715	844
Policy loans	14,018	12,562	11,945
Short-term investments	2,753	2,629	2,429
Other long-term investments	3,621	(414)	2,028

Total gross investment income	538,909	557,140	578,679

Interest expense	(8,261)	(8,000)	(8,000)
Other investment expenses	(5,819)	(6,070)	(6,294)

Net investment income	$524,829	543,070	564,385

(Continued)

28

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)

	Realized gains (losses) on investments
	2007	2006	2005
Securities available-for-sale:
Fixed maturity securities	$(4,438)	(16,488)	(38,395)
Equity securities	296	1,386	182
Fixed maturity held-to-maturity securities	(51)	13	406
Mortgage loans on real estate	—	(8)	—
Real estate	(77)	219	(291)

Total realized losses on investments	(4,270)	(14,878)	(38,098)

Change in valuation allowances for mortgage loans on real estate	(169)	265	(257)

Net realized losses on investments	$(4,439)	(14,613)	(38,355)

Realized losses on investments, as shown in the table above, include write-downs for OTI of $9,142, $17,182, and $41,472 for the years ended December 31, 2007, 2006, and 2005, respectively. As of December 31, 2007, fixed maturity securities with a carrying value of $50,597, which had a cumulative write-down of $53,957 due to OTI, remained in the Company’s investment portfolio.
(Continued)

29

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
Amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading, and held-to-maturity and equity securities available-for-sale and trading were as follows:

	December 31, 2007
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government	$282,831	7,923	(449)	290,305
Federal agency issued securities[1]	163,213	339	(221)	163,331
Obligations of states and political subdivisions	75,121	10,857	—	85,978
Debt securities issued by foreign governments	22,260	520	(563)	22,217
Corporate securities	3,723,563	182,526	(140,670)	3,765,419
Mortgage-backed securities	1,400,035	21,202	(51,718)	1,369,519

Total fixed maturity securities	$5,667,023	223,367	(193,621)	5,696,769

Equity securities	$16,849	2,967	(1)	19,815

Trading securities:

Fixed maturity corporate securities	$5,028	7	(241)	4,794

Equity securities	$7,736	887	—	8,623

Fixed maturity held-to-maturity securities
Obligations of states and political subdivisions	$2,210	284	—	2,494
Debt securities issued by foreign governments	1,000	—	—	1,000
Corporate securities	669,821	32,387	(5,346)	696,862
Mortgage-backed securities	7,064	955	—	8,019

Total held to maturity	$680,095	33,626	(5,346)	708,375

[1]	Federal agency issued securities are not backed by the full faith and credit of the U.S. Government.
(Continued)

30

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)

	December 31, 2006
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$310,250	5,103	(9,197)	306,156
Federal agency issued securities[1]	171,640	8	(4,920)	166,728
Obligations of states and political subdivisions	81,368	9,658	(205)	90,821
Debt securities issued by foreign governments	31,826	1,116	(95)	32,847
Corporate securities	3,934,253	199,247	(87,526)	4,045,974
Mortgage-backed securities	1,587,769	30,269	(23,548)	1,594,490

Total fixed maturity securities	$6,117,106	245,401	(125,491)	6,237,016

Equity securities	$21,601	3,600	(124)	25,077

Trading securities:

Fixed maturity corporate securities:	$5,186	27	(169)	5,044

Equity securities	$1,421	557	—	1,978

Fixed maturity held-to-maturity securities
Obligations of states and political subdivisions	$2,260	348	—	2,608
Debt securities issued by foreign governments	1,000	—	(6)	994
Corporate securities	430,043	21,962	(4,013)	447,992
Mortgage-backed securities	6,999	131	(3)	7,127

Total held to maturity	$440,302	22,441	(4,022)	458,721

[1]	Federal agency issued securities are not backed by the full faith and credit of the U.S. Government.
(Continued)

31

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

	2007	2006
Gross unrealized gains	$32,712	123,386
Less:
Unrealized gains related to Closed Block	8,303	11,569
Adjustment to future policy benefits and claims	348	300
Adjustment to deferred policy acquisition costs	3,145	34,001
Deferred federal income taxes	8,115	27,915

	$12,801	49,601

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale is as follows for the years ended December 31:

	2007	2006	2005
Securities available-for-sale:
Fixed maturity securities	$(90,164)	(98,302)	(149,437)
Equity securities	(510)	1,509	937
The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2007, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2007.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$298,641	296,534	2,515	2,491	9,941	10,145
Due after one year through five years	927,183	950,286	1,025	1,019	222,169	232,001
Due after five years through ten years	2,089,731	2,059,276	1,488	1,284	318,816	322,577
Due after ten years	2,351,468	2,390,673	—	—	129,169	143,652

Total	$5,667,023	5,696,769	5,028	4,794	680,095	708,375

(Continued)

32

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
The Company believes that no securities reflected in the tables below were other-than-temporarily impaired and, therefore, no write-downs were deemed necessary as of December 31, 2007 and 2006.

	December 31, 2007
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	losses	value	losses	value	losses
U.S. Treasury securities and obligations of U.S. government	$40,851	(315)	10,265	(134)	51,116	(449)
Federal agency issued securities	61,428	(121)	83,037	(100)	144,465	(221)
Obligations of states and political subdivisions	—	—	—	—	—	—
Debt securities issued by foreign governments	—	—	13,799	(563)	13,799	(563)
Corporate securities	793,785	(41,732)	938,496	(104,525)	1,732,281	(146,257)
Mortgage-backed securities	228,116	(12,760)	355,166	(38,958)	583,282	(51,718)

Total fixed maturity securities	1,124,180	(54,928)	1,400,763	(144,280)	2,524,943	(199,208)

Equity securities	—	—	2	(1)	2	(1)

Total	$1,124,180	(54,928)	1,400,765	(144,281)	2,524,945	(199,209)

	December 31, 2006
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	losses	value	losses	value	losses
U.S. Treasury securities and obligations of U.S. government	$19,234	(650)	225,714	(8,547)	244,948	(9,197)
Federal agency issued securities	49,503	(606)	233,197	(4,314)	282,700	(4,920)
Obligations of states and political subdivisions	19,712	(112)	5,578	(93)	25,290	(205)
Debt securities issued by foreign governments	1,000	(6)	3,713	(95)	4,713	(101)
Corporate securities	724,600	(23,479)	1,054,715	(68,229)	1,779,315	(91,708)
Mortgage-backed securities	177,081	(1,913)	431,440	(21,638)	608,521	(23,551)

Total fixed maturity securities	991,130	(26,766)	1,954,357	(102,916)	2,945,487	(129,682)

Equity securities	1,229	(77)	105	(47)	1,334	(124)

Total	$992,359	(26,843)	1,954,462	(102,963)	2,946,821	(129,806)

Securities with unrealized losses for less than twelve consecutive months included 262 issues with a carrying value of $1,124,180 and unrealized losses of $54,928. Of this portfolio, 86.6% were investment
(Continued)

33

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
grade (rated AAA through BBB-) at December 31, 2007, with associated unrealized losses of $38,865. The unrealized losses on these securities were primarily due to changes in market interest rates and credit spreads since the securities were acquired.

Securities with unrealized losses for twelve consecutive months or longer included 339 issues with a carrying value of $1,400,765 and unrealized losses of $144,281. Of this portfolio, 79.4% were investment grade at December 31, 2007, with associated unrealized losses of $101,430. The unrealized losses on these securities were primarily due to changes in market interest rates and credit spreads since the securities were acquired.

Fixed maturities with a fair value to amortized cost ratio less than 80% for six consecutive months or longer are considered potentially distressed securities and are subject to rigorous ongoing review. As of December 31, 2007, there were eleven issues with a fair value to amortized cost ratio of less than 80% for 6 months or longer. These securities had a carrying value of $44,638 and unrealized losses of $24,804. As of December 31, 2007, there were sixteen issues with a fair value to amortized cost ratio of less than 80% for less than 6 months. These securities had a carrying value of $57,628 and unrealized losses of $22,350. Based on the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

The table below summarizes the fixed maturity securities with unrealized losses as of December 31, 2007.

	December 31, 2007
Fair value to amortized	Amortized	Fair	Unrealized
cost ratio	cost	value	losses
90%-99%	$2,053,948	1,975,920	(78,028)
80%-89%	520,785	446,759	(74,027)
Below 80%	149,421	102,266	(47,154)

Total	$2,724,154	2,524,945	(199,209)

Proceeds from the sale of securities available-for-sale (excluding calls) during 2007, 2006, and 2005 were $479,720, $545,255, and $553,306, respectively. Gross gains of $4,412 ($4,224 in 2006 and $9,381 in 2005) and gross losses of $210 ($7,195 in 2006 and $8,607 in 2005) were realized on those sales.

The Company may sell securities held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2007, 2006, and 2005.
(Continued)

34

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
Investments with a fair value of $16,214 and $15,428 as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $72 in 2007 ($108 in 2006), with no valuation allowance of recorded in 2007 and 2006, respectively. The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosures of mortgage loans in 2007 and 2006.

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value at least equal to 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored, on a daily basis, with additional collateral obtained as necessary. As of December 31, 2007 and 2006, the Company received $868,348 and $1,135,422, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2007 and 2006. As of December 31, 2007 and 2006, the Company had loaned securities with a fair value of $850,243 and $1,101,587, respectively, which are recognized in the consolidated balance sheets as part of investments available-for-sale, fixed maturity securities on loan.

(6)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 80% and 82% of the total liability for future policy benefits as of December 31, 2007 and 2006, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.8%, 4.6%, and 4.5% for the years ended December 31, 2007, 2006, and 2005, respectively.

The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

Year of issue	Interest rate
2007, 2006, and 2005	4.0%
2004 and prior	2.25 - 6.00%
(Continued)

35

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
(a)	Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b)	Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.
(7)	Notes Payable

On April 1, 2007, ONLIC issued a $6,000, 5.8% surplus note to SML, as payment for the additional shares of NSLAC (refer to note 1). This note matures on April 1, 2027.

On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021.

On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes to unrelated parties, due May 15, 2026.

Total interest expense was $8,261, $8,000, and $8,000 for the years ended December 31, 2007, 2006, and 2005, respectively. Included in total interest expense were amounts paid to ONFS of $3,750 in 2007, 2006, and 2005. Total interest expense is included in investment expenses as a component of net investment income.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

(8)	Goodwill and Other Intangible Assets

The following table illustrates the carrying value of intangible assets and goodwill as of December 31, 2007 and 2006 respectively:

	2007	2006
Unamortized intangible assets balance as of January 1:	$275	275
Purchase price adjustment as result of additional
NSLAC acquisition (note 1)	(80)	—

Insurance licenses	$195	275

Goodwill balance as of January 1	$793	793
Purchase price adjustment as result of additional
NSLAC acquisition (note 1)	(233)	—

Goodwill balance as of December 31	$560	793

(Continued)

36

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
The Company’s only intangible asset is related to insurance licenses acquired with the purchase of NSLAC by SMON in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

In 2007, SMON was legally dissolved and its ownership in NSLAC was distributed in proportion to the ownership interest of SMON. As a result of the dissolution, the Company received 5,122 shares of NSLAC and had an ownership interest of 51.22%. Following the dissolution, the Company purchased an additional 29.27% interest in NSLAC from SML in exchange for a $6,000 surplus note. After the additional purchase, the Company’s ownership interest was 80.49%. As part of the purchase price allocation required by SFAS 141 Business Combinations; goodwill, insurance licenses, and deferred policy acquisition costs were decreased by $233, $80, and $362, respectively.

Based upon goodwill impairment testing for the years ended December 31, 2007, 2006, and 2005, no impairment was deemed necessary.

(9)	Income Tax

The Company files a life/non-life consolidated federal income tax return with its common parent, ONMH.

The Company provides for income taxes based on amounts the Company believes it will ultimately owe in accordance with Statement No. 109. The Company and subsidiaries adopted the provision of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, (FIN 48) on January 1, 2007. FIN 48 clarifies the accounting for uncertainty in income taxes in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attributable for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance or derecognition, classification, interest and penalties and disclosure. The need for reserves is reviewed regularly and is adjusted as events occur that Management believes impacts its liability for additional taxes. The Company believes its income tax filing positions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company’s financial condition, results of operations or cash flow. Therefore no reserves for uncertain tax positions have been recorded pursuant to FIN 48. In addition, the Company did not record an adjustment for the cumulative effect related to the adoption of FIN 48. The Company has completed the federal income tax examinations through December 31, 2002, and with limited exceptions is no longer subject to any income tax examinations with major taxing jurisdictions through this period.
(Continued)

37

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
The provision for income taxes (benefit) is as follows:

	2007	2006	2005
Current	$49,784	45,650	24,087
Deferred	15,916	8,653	26,550

Total income tax expense	$65,700	54,303	50,637

A reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the consolidated financial statements for the years ended December 31, 2007, 2006, and 2005:

	2007	2006	2005
Pre-tax income times U.S. enacted tax rate	$71,372	56,569	58,951
Tax-preferred investment income	(5,381)	(3,864)	(6,626)
Resolution of tax matters	—	—	(2,114)
Other, net	(291)	1,598	426

Income taxes	$65,700	54,303	50,637

Effective tax rate	32.2%	33.6%	30.1%
In August, 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 which would have substantially changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction (“DRD”) on separate account assets held in connection with variable annuity and life contracts. However, the ruling was suspended by Revenue Ruling 2007-61 which also announced the IRS’s intention to issue regulations with respect to certain computational aspects of the DRD. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, prospective application is not guaranteed. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. During 2007, 2006, and 2005 the Company recognized an income tax benefit of $5,355, $3,551 and $4,545, respectively, related to the separate account DRD and is reflected in the rate reconciliation above under tax-preferred investment income.

In 2005, the U.S. Federal tax authorities completed their examination of the years ending December 31, 1999 through December 31, 2002. The resolution of tax matters is reported in the components of the 2005 rate reconciliation. A claim for a refund of federal taxes has been filed for the year ending December 31, 2003, and the U.S. Federal tax authorities have the matter under consideration.
(Continued)

38

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes.

The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2007 and 2006 relate to the following:

	2007	2006
Deferred tax assets:
Pension and benefit obligations	$12,710	12,888
Future policy benefits	693,433	690,758
Mortgage loans on real estate	2,445	2,386
Net operating loss carryforwards	1,349	524
Other	9,761	8,635

Total gross deferred tax assets	719,698	715,191

Valuation allowance on deferred tax assets	(1,201)	(1,252)

Net deferred tax assets	718,497	713,939

Deferred tax liabilities:
Fixed maturity securities available-for-sale	9,723	42,037
Deferred policy acquisition costs	268,778	227,775
Other fixed maturities, equity securities, and other long-term investments	1,038	1,217
Fixed assets	4,296	4,820
Reinsurance recoverable	522,639	530,541
Other	8,384	9,891

Total gross deferred tax liabilities	814,858	816,281

Net deferred tax liability	$(96,361)	(102,342)

In accessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, the Company believes it is more likely than not that it will realize the benefits of these deductible differences, net of existing valuation allowances at December 31, 2007.
(Continued)

39

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
On March 31, 2007, the Company acquired additional stock shares of NSLAC thus obtaining ownership greater than 80%. Under IRC regulations, NSLAC must wait five full years before joining life/non-life consolidated federal income tax return on January 1, 2013. All losses incurred subsequent to the 2007 acquisition, including the losses incurred from April 1 through December 31, 2007 of $418, must be carried forward. The Company believes these net operating losses will be utilized before they expire in 2022 as sufficient life sub-group taxable income will be generated to absorb these losses. NSLAC has net operating loss carryforwards of $3,432 incurred through March 31, 2007 expiring in years 2017 through 2022 that can only be used to offset future taxable income of NSLAC. The Company believes it is unlikely the net operating losses will be fully utilized within the allowable carryforward period and established the valuation allowance using the lowest enacted tax rate of 35%. The change in the valuation allowance for period ending December 31, 2007, 2006, and 2005 was $(51), $795, $0, respectively.

The American Jobs Creation Act of 2004 provided for the suspension of tax on distributions from the Policyholders’ Surplus Account made during the period January 1, 2005 through December 31, 2006. The Company made distributions in excess of $5,257 during 2005, the PSA liability was eliminated tax free.

(10)	Disclosures about Fair Value of Financial Instruments

SFAS 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about existing on- and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used.

Assets and liabilities that are presented at fair value in the consolidated balance sheets are not included in the disclosures below, including available-for-sale and trading investment securities, cash, short-term investments, and separate accounts (see note 2, Summary of Significant Accounting Policies). Those financial assets and liabilities not presented at fair value are discussed below.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating the fair value disclosures, the Company used the following methods and assumptions:
Fixed maturity held-to-maturity securities - Fair value for fixed maturity held-to-maturity securities is generally determined from quoted market prices traded in the public marketplace. For fixed maturity held-to-maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

Mortgage loans on real estate, net - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for
(Continued)

40

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans - The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts - Fair value for the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policyholders’ dividend accumulations and other policyholder funds - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

Notes payable - The fair value for notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments.
Following are the carrying amounts and fair values of financial instruments subject to disclosure requirements as of December 31:

	2007
	Carrying	Estimated
	amount	fair value
Assets:
Fixed maturity held-to-maturity securities	$680,095	708,375
Mortgage loans on real estate	1,302,890	1,379,638
Policy loans	242,682	242,682

Liabilities:
Investment contracts	$4,063,383	4,081,155
Policyholders’ dividend accumulations and other policyholder funds	92,236	92,236
Notes payable	105,322	117,635
(Continued)

41

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)

	2006
	Carrying	Estimated
	amount	fair value
Assets:
Fixed maturity held-to-maturity securities	$440,302	458,721
Mortgage loans on real estate	1,271,736	1,298,914
Policy loans	216,703	216,703

Liabilities:
Investment contracts	$4,549,124	4,610,564
Policyholders’ dividend accumulations and other policyholder funds	96,050	96,050
Notes payable	99,573	120,417
(11)	Additional Financial Instruments Disclosure
(a)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $73,094 and $63,723 as of December 31, 2007 and 2006, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(b)	Significant Concentrations of Credit Risk

Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 11% of the total loan portfolio as of December 31, 2007.

At December 31, 2007, the states that exceeded 10% of the total loan portfolio were Ohio and Texas with carrying values of $141.5 million and $138.0 million, respectively. At December 31, 2006, the states that exceeded 10% of the total loan portfolio were Ohio and Texas with carrying values of $138.6 million and $138.6 million, respectively.
(Continued)

42

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2007 and 2006:

	2007	2006
Mortgage assets by type:
Retail	$324,192	340,752
Office	396,920	404,682
Apartment	79,737	89,769
Industrial	253,357	249,296
Other	254,945	193,329

	1,309,151	1,277,828

Less valuation allowances	6,261	6,092

Total mortgage loans on real estate, net	$1,302,890	1,271,736

(12)	Pensions and Other Postretirement Benefits
(a)	Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of the Company. Participating Company employees are vice presidents and other executive officers of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement date was December 31.

(b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

The Plan includes participants who are employees of the Company. Participating Company employees are vice presidents and other executive officers of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, ONLIC does not receive the associated federal Medicare subsidy.
(Continued)

43

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
The measurement date was December 31.

(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in the Plan.

The measurement date was December 31.

(d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, ONLIC does not receive the associated federal Medicare subsidy.

The measurement date was December 31.
(Continued)

44

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31, 2007 and 2006 is as follows:

	Pension benefits		Other benefits
	2007	2006	2007	2006
Change in benefit obligation:
Projected benefit obligation at beginning of year	$49,450	48,718	8,207	7,643
Service cost	1,937	1,835	70	109
Interest cost	3,079	2,901	488	489
Actuarial (gain)/loss	(30)	(242)	(2,549)	404
Benefits paid*	(1,431)	(3,762)	(291)	(438)

Projected benefit obligation at end of year	$53,005	49,450

Accumulated benefit obligation	$43,330	39,941	5,925	8,207

Change in plan assets:
Fair value of plan assets at beginning of year	$40,111	37,672	—	—
Actual return on plan assets	3,066	4,801	—	—
Benefits and expenses paid	(1,009)	(2,362)	—	—

Fair value of plan assets at end of year	$42,168	40,111	—	—

Funded status	$(10,837)	(9,339)	(5,925)	(8,207)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.
(Continued)

45

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)

	Pension benefits		Other benefits
	2007	2006	2007	2006
Amounts recognized in the statement of financial position consist of:
Prepaid benefit costs	$—	6,904	—	—
Accrued benefit costs	(10,837)	(6,556)	(5,925)	(13,133)
Intangible assets	—	233	—	—

	Pension benefits		Other benefits
	2007	2006	2007	2006
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss/(gain)	$9,764	—	(4,324)	—
Prior service cost/(credit)	(373)	—	(2,206)	—
Additional minimum liability	—	7	—	—

Total	$9,391	7	(6,530)	—

The estimated net loss and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2008 are $456 and $(124), respectively. The estimated net gain and prior service credit for the other postretirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2008 are $(847) and $(505), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.
(Continued)

46

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)

	Pension benefits
	2007	2006	2005
Components of net periodic benefit cost:
Service cost	$1,937	1,835	1,714
Interest costs	3,079	2,901	2,914
Expected return on plan assets	(3,189)	(2,894)	(2,582)
Amortization of prior service cost	109	(129)	(128)
Amortization of net loss	521	830	674

Net periodic benefit cost	$2,457	2,543	2,592

	Other benefits
	2007	2006	2005
Components of net periodic benefit cost:
Service cost	$70	109	93
Interest costs	488	489	456
Amortization of prior service cost	(505)	(505)	(505)
Amortization of net gain	(440)	(141)	(310)

Net periodic benefit cost	$(387)	(48)	(266)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31, 2007 and 2006 is as follows:

	Pension benefits
	2007	2006
Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$8,479	8,021
Accumulated benefit obligation	6,863	6,556
Fair value of plan assets	—	—
(Continued)

47

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
(f)	Assumptions

	Pension benefits		Other benefits
	2007	2006	2007	2006
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	6.05%	5.90%	6.05%	5.90%
Expected long-term return on plan assets	8.00%	8.00%	—	—
Rate of compensation increase	4.05%	4.05%	—	—
Health care cost trend rate assumed for next year	—	—	4.50%	4.70%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	2.70%	2.80%
Year that the rate reaches the ultimate trend rate	—	—	2011	2010

Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	6.50%	6.05%	6.35%	6.05%
Rate of compensation increase	4.05%	4.05%	—	—
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1 Percentage	1 Percentage
	point increase	point decrease
Effect on total of 2007 service cost and interest cost	$75	(35)
Effect on 2007 other post-retirement benefit obligation	718	605
(Continued)

48

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
(g)	Plan Assets

The Company’s qualified pension plan had weighted average asset allocations at December 31, 2007 and 2006 by asset category as follows:

	Plan assets at December 31
	2007	2006
Equity securities	83%	77%
Debt securities	14	17
Real estate	1	3
Other	2	3

Total	100%	100%

The assets of the Company’s defined benefit pension plan (the Plan) are invested in a group variable annuity contract issued by the Company offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 80% equity securities and 20% debt securities.

For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make of 20% of the weighted average return and equity securities make up 80% of the weighted average return.

(h)	Cash Flows
(i)	Contributions

No contributions are expected for the qualified pension plan or the other post-retirement benefit plans in 2008.
(Continued)

49

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension	Other
	benefits	benefits
2008	$5,009	291
2009	4,660	291
2010	4,379	291
2011	3,956	289
2012	5,973	287
2013-2017	21,923	1,367
(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2007, 2006, and 2005 were $5,400, $2,384, and $2,281, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $700, $650, and $730, in 2007, 2006, and 2005, respectively.

(j)	ONFS Employees

The Company’s qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(k)	Adoption of SFAS 158

In September 2006, the FASB issued SFAS 158 which requires recognition of the funded status of a benefit plan in the statement of financial position. The following table illustrates the incremental effect of applying SFAS 158 on individual line items on the Consolidated Balance Sheet at December 31, 2007:
(Continued)

50

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)

	Before		After
	Application of	Adoption of	Application of
	SFAS	SFAS 158	SFAS
	158	Adjustments	158
Other assets	$72,354	$(5,745)	$66,609
Total assets	18,661,739	(5,745)	18,655,994
Other liabilities	188,523	(2,884)	185,639
Deferred federal income taxes	97,362	(1,001)	96,361
Total liabilities	17,234,335	(3,885)	17,230,450
Accumulated other comprehensive income	19,899	(1,860)	18,039
Total stockholder’s equity	1,427,404	(1,860)	1,425,544
(13)	Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

As of December 31, 2007, ONLIC, ONLAC and NSLAC exceeded the minimum risk-based capital (RBC) requirements as established by the NAIC.

The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $79,490 may be paid by ONLIC to ONFS in 2008 without prior approval. Dividends of $49,000, $30,000, and $28,000 were declared by ONLIC to ONFS in 2007, 2006, and 2005, respectively, and dividends paid were $42,000, $30,000, and $28,000 in 2007, 2006, and 2005, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $18,800 may be paid by ONLAC to ONLIC in 2008 without prior approval. ONLAC declared and paid $0 dividends to ONLIC in 2007 and 2006 and $5,500 in 2005.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2008 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2007, 2006, or 2005.
(Continued)

51

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
(14)	Bank Line of Credit

As of December 31, 2007, the Company had a $100,000 revolving credit facility, of which $50,000 was available at the Company’s request. The remaining $50,000 was available at the discretion of the credit line provider. The Company utilized this facility on various occasions in 2007 and 2006 for amounts up to $50,000. Total interest and fees paid on this line of credit were $65, $120 and $186 in 2007, 2006, and 2005, respectively. There was no borrowing outstanding on this facility as of December 31, 2007 or as of December 31, 2006.

(15)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $5,191, $4,109, and $5,355 during 2007, 2006, and 2005, respectively. The lease on the Home Office constitutes 95% of the $22,387 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2007 are:

	Operating	Capital
2008	$2,681	1,694
2009	2,649	1,252
2010	2,633	1,173
2011	2,633	517
2012	2,633	424
After 2012	9,159	13

Total minimum lease payments	$22,388	5,073

Less interest on capital leases		(513)

Liability for capitalized leases		$4,560

ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(16)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company
(Continued)

52

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)
would be liable to policyholders. Ceded premiums approximated 14%, 14%, and 17% of gross earned life and accident and health premiums during 2007, 2006, and 2005, respectively.

The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from 1/3 to 2/3 of the business produced. The ceded reserves attributable to coinsurance agreements were $1,043,748 and $1,173,315 as of December 31, 2007 and 2006, respectively.

(17)	Segment Information

The Company conducts its business in four segments: individual life insurance, pension and annuities, other insurance, and corporate. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes NSLAC results as well as individual disability insurance and group life and disability insurance. These lines are viewed as “complementary” lines that allow the Company to provide a broad portfolio of products to enhance sales in its two primary operating segments. The corporate segment includes the assets that have not been allocated to any other segment, along with various corporate expenses and liabilities. All revenue, expense, asset, and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.
(Continued)

53

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)

	Year ended or as of December 31, 2007
	Individual	Pension	Other
	life insurance	and annuities	insurance	Corporate	Total
Revenues:
Traditional life insurance premiums	$235,121	—	—	—	235,121
Annuity premiums and charges	—	87,606	829	—	88,435
Universal life policy charges	100,201	—	3	—	100,204
Accident and health insurance premiums	—	—	19,924	—	19,924
Investment management fees	588	8,682	—	—	9,270
Change in value of trading securities	—	—	—	422	422
Change in value of reinsurance derivative	—	—	—	—	—
Net investment income	191,073	289,126	13,545	31,085	524,829
Net realized investment losses	—	—	—	(4,439)	(4,439)
Other income (losses)	886	66,426	(377)	(232)	66,703

	527,869	451,840	33,924	26,836	1,040,469

Benefits and expenses:
Benefits and claims	326,340	196,256	19,798	1,902	544,296
Provision for policyholders’ dividends on participating policies	32,975	4	2,044	—	35,023
Operating expenses	84,882	151,020	4,280	17,048	257,230

	444,197	347,280	26,122	18,950	836,549

Income before income taxes	$83,672	104,560	7,802	7,886	203,920

Total assets as of December 31, 2007	$4,344,991	12,442,292	432,022	1,436,689	18,655,994

(Continued)

54

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2007, 2006 and 2005
(Dollars in thousands)

	Year ended or as of December 31, 2006
	Individual	Pension	Other
	life insurance	and annuities	insurance	Corporate	Total
Revenues:
Traditional life insurance premiums	$209,290	—	—	—	209,290
Annuity premiums and charges	—	69,190	358	—	69,548
Universal life policy charges	92,744	—	4	—	92,748
Accident and health insurance premiums	—	—	19,614	—	19,614
Investment management fees	556	7,064	—	—	7,620
Change in value of trading portfolio	—	—	—	399	399
Change in value of reinsurance derivative	—	—	—	63	63
Net investment income	175,983	327,188	12,244	27,655	543,070
Net realized investment losses	—	—	—	(14,613)	(14,613)
Other income	802	47,486	214	394	48,896

	479,375	450,928	32,434	13,898	976,635

Benefits and expenses:
Benefits and claims	286,624	229,905	20,024	2,270	538,823
Provision for policyholders’ dividends on participating policies	32,613	4	1,654	—	34,271
Operating expenses	73,986	154,030	4,967	8,932	241,915

	393,223	383,939	26,645	11,202	815,009

Income before income taxes	$86,152	66,989	5,789	2,696	161,626

Total assets as of December 31, 2006	$4,010,652	10,897,157	340,163	1,763,110	17,011,082

(Continued)

55

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

	Year ended or as of December 31, 2005
	Individual	Pension	Other
	life insurance	and annuities	insurance	Corporate	Total
Revenues:
Traditional life insurance premiums	$187,443	—	—	—	187,443
Annuity premiums and charges	—	55,921	158	—	56,079
Universal life policy charges	86,120	—	4	—	86,124
Accident and health insurance premiums	—	—	20,201	—	20,201
Investment management fees	544	5,746	—	—	6,290
Change in value of trading portfolio	—	—	—	279	279
Change in value of reinsurance derivative	—	—	—	(204)	(204)
Net investment income	162,628	369,393	11,923	20,441	564,385
Net realized investment losses	—	—	—	(38,355)	(38,355)
Other income	774	39,237	200	589	40,800

	437,509	470,297	32,486	(17,250)	923,042

Benefits and expenses:
Benefits and claims	261,179	238,698	24,396	1,192	525,465
Provision for policyholders’ dividends on participating policies	30,377	5	1,327	—	31,709
Operating expenses	72,340	112,850	4,792	7,455	197,437

	363,896	351,553	30,515	8,647	754,611

Income before income taxes	$73,613	118,744	1,971	(25,897)	168,431

Total assets as of December 31, 2005	$3,513,829	10,104,749	312,192	1,334,258	15,265,028

(Continued)

56

Schedule I
THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Summary of Investments — Other Than Investments in Related Parties
December 31, 2007
(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$282,831	$290,305	$290,305
Federal agency issued securities	163,213	163,331	163,331
Obligations of states and political subdivisions	75,121	85,978	85,978
Debt securities issued by foreign governments	22,260	22,217	22,217
Corporate securities	3,723,563	3,765,419	3,765,419
Mortgage-backed securities	1,400,035	1,369,519	1,369,519

Total fixed maturity available-for-sale securities	5,667,023	5,696,769	5,696,769

Equity securities available-for-sale:
Common stocks:
Banks, trusts, and insurance companies	16,748	19,653	19,653
Industrial, miscellaneous, and all other	—	60	60
Nonredeemable preferred stocks:	101	102	102

Total equity securities available-for-sale	16,849	19,815	19,815

Fixed maturity held-to-maturity securities:
Bonds:
Obligations of states and political subdivisions	2,210	2,494	2,210
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	669,821	696,862	669,821
Mortgage-backed securities	7,064	8,019	7,064

Total fixed maturity held-to-maturity securities	680,095	708,375	680,095

Trading securities:
Fixed maturity securities	5,028	4,794	4,794
Equity securities	7,736	8,623	8,623

Total trading securities	12,764	13,417	13,417

Mortgage loans on real estate, net	1,309,151		1,302,890	[1]

Real estate, net:
Investment properties	297		297	[2]
Acquired in satisfaction of debt	5,960		4,212	[2]

Total real estate, net	6,257		4,509

Policy loans	242,682		242,682

Other long-term investments	6,554		5,688	[3]

Short-term investments securities lending collateral	868,348		868,348

Total investments	$8,809,723		$8,834,213

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.

2	Difference from Column B is due to adjustments for accumulated depreciation.

3	Difference from Column B is due to operations gains and /or losses of investments in limited partnerships.
See accompanying report of independent registered public accounting firm.

57

Schedule III
THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Supplementary Insurance Information
Years ended December 31, 2007, 2006, and 2005
(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy		Other policy
	policy	benefits, losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs	loss expenses	premiums[1]	payable[1]	revenue
2007:
Individual life insurance	$574,614	3,047,706			235,121
Pension and Annuities	420,469	4,063,641			6,033
Other Insurance	24,712	1,497,657			19,924
Corporate	—	—			—

Total	$1,019,795	8,609,004			261,078

2006:
Individual life insurance	$519,613	2,733,474			209,290
Pension and Annuities	329,602	4,549,442			9,089
Other Insurance	19,450	1,582,357			19,614
Corporate	—	—			—

Total	$868,665	8,865,273			237,993

2005:
Individual life insurance	$460,237	2,398,997			187,443
Pension and Annuities	313,412	5,249,263			9,887
Other Insurance	650	1,473,682			20,201
Corporate	—	—			—

Total	$774,299	9,121,942			217,531

Column A	Column G	Column H	Column I	Column J	Column K
		Benefits, claims,	Amortization
		losses and	of deferred	Other
	Net	settlement	acquisition	operating	Premiums
Year segment	investment	expenses[3]	costs	expenses[2]	written[4]
2007:
Individual life insurance	$191,073	359,315	41,168	43,714
Pension and Annuities	289,126	196,260	61,257	89,763
Other Insurance	13,545	21,842	2,448	1,832
Corporate	31,085	1,902	—	17,048

Total	$524,829	579,319	104,873	152,357

2006:
Individual life insurance	$175,983	319,237	35,248	38,738
Pension and Annuities	327,188	229,909	77,383	76,647
Other Insurance	12,244	21,678	1,038	3,929
Corporate	27,655	2,270	—	8,932

Total	$543,070	573,094	113,669	128,246

2005:
Individual life insurance	$162,628	291,556	38,357	33,983
Pension and Annuities	369,393	238,703	48,767	64,083
Other Insurance	11,923	25,723	—	4,792
Corporate	20,441	1,192	—	7,455

Total	$564,385	557,174	87,124	110,313

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	Policyholders’ dividends on participating policies are included in Column H amounts.

[4]	Not applicable for life insurance companies.
See accompanying report of independent registered public accounting firm.

58

Schedule IV
THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Reinsurance
Years ended December 31, 2007, 2006, and 2005
(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	Amount	to net
2007:
Life insurance in force	$100,764,339	48,465,315	211,455	52,510,479	0.4%

Premiums:
Life insurance	$316,652	84,755	3,224	235,121	1.4%
Pension and Annuities	6,033	—	—	6,033	—
Accident and health insurance	37,926	24,796	6,794	19,924	34.1

Total	$360,611	109,551	10,018	261,078	3.8%

2006:
Life insurance in force	$90,699,261	46,037,165	229,053	44,891,149	0.5%

Premiums:
Life insurance	$288,106	82,540	3,724	209,290	1.8%
Pension and Annuities	9,089	—	—	9,089	—
Accident and health insurance	38,356	25,875	7,133	19,614	36.4

Total	$335,551	108,415	10,857	237,993	4.6%

2005:
Life insurance in force	$81,882,745	42,092,061	210,168	40,000,852	0.5%

Premiums:
Life insurance	$258,828	75,089	3,704	187,443	2.0%
Pension and Annuities	9,887	—	—	9,887	—
Accident and health insurance	38,607	25,698	7,292	20,201	36.1

Total	$307,322	100,787	10,996	217,531	5.1%

See accompanying report of independent registered public accounting firm.

59

Schedule V
THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Valuation and Qualifying Accounts
Years ended December 31, 2007, 2006, and 2005
(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
		Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2007:

Valuation allowances — mortgage loans on real estate	$6,092	169	—	—	6,261

2006:

Valuation allowances — mortgage loans on real estate	$6,357	(265)	—	—	6,092

2005:

Valuation allowances — mortgage loans on real estate	$6,100	257	—	—	6,357

See accompanying report of independent registered public accounting firm.

60

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount 13,220,487 Shares (Cost $346,221,405)	$391,987,431	$391,621,992	$365,439	$391,987,431
Money Market Subaccount 27,135,240 Shares (Cost $271,352,403)	271,352,403	271,282,731	69,672	271,352,403
Bond Subaccount 13,165,423 Shares (Cost $143,439,278)	150,612,442	150,527,334	85,108	150,612,442
Omni Subaccount 1,726,762 Shares (Cost $26,980,019)	28,664,254	28,625,926	38,328	28,664,254
International Subaccount 24,283,065 Shares (Cost $260,507,323)	340,448,578	340,396,752	51,826	340,448,578
Capital Appreciation Subaccount 7,146,300 Shares (Cost $113,241,597)	146,141,843	146,075,414	66,429	146,141,843
Millennium Subaccount 1,149,113 Shares (Cost $26,189,755)	28,877,198	28,862,099	15,099	28,877,198
International Small Co. Subaccount 2,829,731 Shares (Cost $58,808,309)	77,223,346	77,155,792	67,554	77,223,346
Aggressive Growth Subaccount 1,347,114 Shares (Cost $11,226,512)	12,460,804	12,460,804	0	12,460,804
Small Cap Growth Subaccount 874,161 Shares (Cost $9,845,301)	10,961,978	10,939,267	22,711	10,961,978
Mid Cap Opportunity Subaccount 3,325,798 Shares (Cost $59,929,141)	74,830,454	74,792,194	38,260	74,830,454
S&P 500 Index Subaccount 5,965,316 Shares (Cost $79,613,565)	91,627,253	91,593,441	33,812	91,627,253
Blue Chip Subaccount 1,840,904 Shares (Cost $18,553,522)	21,741,080	21,734,884	6,196	21,741,080
High Income Bond Subaccount 7,094,269 Shares (Cost $61,840,142)	68,672,523	68,648,386	24,137	68,672,523
Capital Growth Subaccount 1,165,721 Shares (Cost $21,206,914)	27,476,039	27,476,039	0	27,476,039
Nasdaq-100 Index Subaccount 7,360,709 Shares (Cost $30,105,411)	39,453,401	39,453,401	0	39,453,401
Bristol Subaccount 6,338,070 Shares (Cost $78,035,596)	88,859,739	88,857,672	2,067	88,859,739
Bryton Growth Subaccount 4,561,338 Shares (Cost $55,577,169)	60,802,635	60,800,582	2,053	60,802,635
U.S. Equity Subaccount 1,494,572 Shares (Cost $18,713,843)	23,091,141	23,041,125	50,016	23,091,141
Balanced Subaccount 686,399 Shares (Cost $8,666,341)	10,090,065	9,985,118	104,947	10,090,065

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Ohio National Fund, Inc.: (continued)
Income Opportunity Subaccount 399,454 Shares (Cost $4,422,929)	$4,989,181	$4,989,181	$0	$4,989,181
Target VIP Subaccount 1,850,489 Shares (Cost $20,886,899)	22,631,483	22,631,483	0	22,631,483
Target Equity/Income Subaccount 3,158,211 Shares (Cost $34,923,574)	37,898,529	37,831,526	67,003	37,898,529
Bristol Growth Subaccount 75,436 Shares (Cost $779,188)	780,761	780,761	0	780,761

Dow Target 10 Portfolios:
First Quarter Subaccount 245,690 Shares (Cost $2,457,480)	2,854,915	2,854,915	0	2,854,915
Second Quarter Subaccount 256,337 Shares (Cost $2,845,968)	3,557,958	3,557,958	0	3,557,958
Third Quarter Subaccount 362,729 Shares (Cost $3,576,108)	4,222,167	4,222,167	0	4,222,167
Fourth Quarter Subaccount 395,116 Shares (Cost $4,728,423)	5,057,482	5,057,482	0	5,057,482

Dow Target 5 Portfolios:
First Quarter Subaccount 78,128 Shares (Cost $933,278)	1,103,949	1,103,949	0	1,103,949
Second Quarter Subaccount 113,400 Shares (Cost $1,371,495)	1,519,564	1,519,564	0	1,519,564
Third Quarter Subaccount 115,982 Shares (Cost $1,256,868)	1,334,956	1,334,956	0	1,334,956
Fourth Quarter Subaccount 135,816 Shares (Cost $1,615,981)	1,752,032	1,752,032	0	1,752,032

Fidelity Variable Insurance Products Fund:
VIP Growth Subaccount 48,478 Shares (Cost $1,916,583)	2,187,320	2,187,320	0	2,187,320
VIP Equity-Income Subaccount 83,929 Shares (Cost $2,047,721)	2,006,738	2,006,738	0	2,006,738
VIP High Income Subaccount 35,875 Shares (Cost $311,750)	214,535	214,535	0	214,535

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount 397,851 Shares (Cost $11,783,786)	10,511,235	10,511,235	0	10,511,235
International Growth Subaccount 130,098 Shares (Cost $3,920,783)	8,496,729	8,496,729	0	8,496,729

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Janus Aspen Series — Institutional Shares: (continued)
Worldwide Growth Subaccount 184,079 Shares (Cost $6,243,446)	$6,503,514	$6,496,780	$6,734	$6,503,514
Balanced Subaccount 526,068 Shares (Cost $13,333,862)	15,808,334	15,772,195	36,139	15,808,334

Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount 839,331 Shares (Cost $19,997,593)	18,205,100	18,205,100	0	18,205,100
Capital and Income Subaccount 544,662 Shares (Cost $7,857,396)	6,759,252	6,752,397	6,855	6,759,252
Investors Subaccount 491,904 Shares (Cost $6,896,350)	8,126,260	8,126,260	0	8,126,260

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 486,940 Shares (Cost $10,527,265)	10,727,297	10,727,297	0	10,727,297
Small/Mid Cap Value Subaccount 84,249 Shares (Cost $899,336)	933,476	933,476	0	933,476
Discovery Subaccount 556,981 Shares (Cost $6,908,068)	11,200,880	11,145,706	55,174	11,200,880

Van Kampen Universal Institutional Funds — Class I:
Core Plus Fixed Income Subaccount 298,079 Shares (Cost $3,338,038)	3,451,757	3,451,757	0	3,451,757
U.S. Real Estate Subaccount 542,705 Shares (Cost $11,574,578)	11,966,644	11,948,338	18,306	11,966,644
Value Subaccount 16,972 Shares (Cost $210,541)	223,519	223,519	0	223,519
Emerging Markets Debt Subaccount 7,056 Shares (Cost $56,260)	60,189	60,189	0	60,189

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount 23,671,783 Shares (Cost $315,721,460)	296,607,441	296,578,957	28,484	296,607,441
Structured U.S. Equity Subaccount 4,253,968 Shares (Cost $54,294,970)	55,982,213	55,958,844	23,369	55,982,213
Capital Growth Subaccount 1,217,436 Shares (Cost $12,908,053)	15,497,964	15,488,912	9,052	15,497,964

Lazard Retirement Series Inc.:
Emerging Markets Subaccount 6,572,033 Shares (Cost $148,368,863)	168,506,926	168,357,827	149,099	168,506,926

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Lazard Retirement Series Inc.: (continued)
Small Cap Subaccount 3,287,380 Shares (Cost $42,636,399)	$32,808,056	$32,787,921	$20,135	$32,808,056
U.S. Strategic Equity Subaccount 126,791 Shares (Cost $1,550,945)	1,289,466	1,289,466	0	1,289,466
International Equity Subaccount 8,827,250 Shares (Cost $126,743,101)	117,843,792	117,792,202	51,590	117,843,792

The Prudential Series Fund Inc.:
Jennison 20/20 Focus Subaccount 6,970,742 Shares (Cost $110,118,497)	109,998,310	109,991,335	6,975	109,998,310
Jennison Subaccount 495,739 Shares (Cost $9,790,227)	11,486,264	11,486,264	0	11,486,264

UBS Series Trust — Class I:
U.S. Allocation Subaccount 343,779 Shares (Cost $4,640,090)	5,259,823	5,252,956	6,867	5,259,823

Old Mutual Insurance Series Fund:
Technology & Communications Subaccount 470,381 Shares (Cost $1,965,665)	1,674,557	1,674,557	0	1,674,557

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 6,154,887 Shares (Cost $179,139,312)	219,298,638	219,198,737	99,901	219,298,638
VIP Contrafund Subaccount 10,904,004 Shares (Cost $318,741,900)	299,423,962	299,281,287	142,675	299,423,962
VIP Growth Subaccount 811,742 Shares (Cost $30,634,057)	36,244,270	36,238,590	5,680	36,244,270
VIP Equity-Income Subaccount 6,563,847 Shares (Cost $169,903,151)	154,709,876	154,651,925	57,951	154,709,876

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount 807,249 Shares (Cost $20,622,218)	21,044,976	21,016,655	28,321	21,044,976
Worldwide Growth Subaccount 502,941 Shares (Cost $13,054,241)	17,618,031	17,616,814	1,217	17,618,031
Balanced Subaccount 2,098,377 Shares (Cost $52,931,590)	65,217,546	65,212,598	4,948	65,217,546
International Growth Subaccount 4,436,821 Shares (Cost $217,113,450)	286,219,308	286,132,917	86,391	286,219,308

J.P. Morgan Series Trust II:
Small Company Subaccount 1,248,294 Shares (Cost $19,266,531)	20,047,609	20,040,625	6,984	20,047,609

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount 5,745,393 Shares (Cost $159,028,724)	$176,211,200	$176,171,824	$39,376	$176,211,200

AllianceBernstein Variable Product Series Fund Inc. — Class B:
Global Bond Subaccount 21,964 Shares (Cost $254,835)	269,060	269,060	0	269,060
Growth & Income Subaccount 29,841 Shares (Cost $662,513)	792,280	792,280	0	792,280
Small Cap Growth Subaccount 7,877 Shares (Cost $70,676)	119,657	119,657	0	119,657

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 259,400 Shares (Cost $4,027,406)	4,230,810	4,230,810	0	4,230,810
Investors Growth Stock Subaccount 481,636 Shares (Cost $4,524,957)	5,572,534	5,572,534	0	5,572,534
Mid Cap Growth Subaccount 3,730,788 Shares (Cost $26,719,597)	28,055,529	28,055,529	0	28,055,529
Total Return Subaccount 3,678,119 Shares (Cost $71,658,248)	78,858,870	78,705,597	153,273	78,858,870

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 16,881,268 Shares (Cost $211,240,635)	212,197,536	211,973,515	224,021	212,197,536
Total Return Subaccount 35,943,315 Shares (Cost $366,100,708)	377,045,372	377,030,784	14,588	377,045,372
Global Bond Subaccount 2,476,457 Shares (Cost $30,601,934)	31,649,114	31,649,114	0	31,649,114

Calvert Variable Series Inc:
Social Equity Subaccount 18,013 Shares (Cost $264,855)	367,097	367,097	0	367,097

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 239,223 Shares (Cost $9,187,744)	10,666,956	10,662,767	4,189	10,666,956

Royce Capital Fund:
Small-Cap Subaccount 13,285,296 Shares (Cost $130,089,317)	132,321,548	132,205,057	116,491	132,321,548
Micro-Cap Subaccount 6,923,891 Shares (Cost $93,316,213)	93,264,812	93,186,697	78,115	93,264,812

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 4,634,336 Shares (Cost $52,298,308)	$53,202,180	$53,194,395	$7,785	$53,202,180
U.S. Real Estate Subaccount 5,767,414 Shares (Cost $142,366,924)	125,844,971	125,800,865	44,106	125,844,971
International Growth Equity Subaccount 4,164,032 Shares (Cost $50,332,780)	50,426,424	50,422,835	3,589	50,426,424
Equity Growth Subaccount 114,263 Shares (Cost $2,126,986)	2,271,551	2,271,551	0	2,271,551

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount 8,999,629 Shares (Cost $152,979,620)	155,783,573	155,670,651	112,922	155,783,573
Franklin Flex Cap Growth Securities Subaccount 8,864,424 Shares (Cost $110,622,592)	112,755,473	112,749,852	5,621	112,755,473
Templeton Foreign Securities Subaccount 5,086,201 Shares (Cost $92,891,902)	102,995,562	102,995,562	0	102,995,562

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 6,994,568 Shares (Cost $124,545,722)	121,495,645	121,492,884	2,761	121,495,645

Totals	$5,983,637,145	$5,980,866,804	$2,770,341	$5,983,637,145

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2007

	Ohio National Fund, Inc.
		Money				Capital		International
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Small Co.
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$177,336	$11,855,665	$0	$501,353	$0	$676,396	$0	$0
Risk & administrative expense (note 2)	(5,268,499)	(3,268,290)	(2,019,097)	(388,985)	(4,237,477)	(2,115,708)	(310,272)	(828,527)

Net investment activity	(5,091,163)	8,587,375	(2,019,097)	112,368	(4,237,477)	(1,439,312)	(310,272)	(828,527)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	10,112,186	(27,965)	1,176,970	339,093	13,024,819	11,634,295	86,129	4,308,353
Unrealized gain (loss)	(34,261,931)	0	4,365,134	1,259,885	15,843,218	(4,730,597)	5,718,339	4,111,792

Net gain (loss) on investments	(24,149,745)	(27,965)	5,542,104	1,598,978	28,868,037	6,903,698	5,804,468	8,420,145

Net increase (decrease) in contract owner’s equity from operations	$(29,240,908)	$8,559,410	$3,523,007	$1,711,346	$24,630,560	$5,464,386	$5,494,196	$7,591,618

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P		High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Blue Chip	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$0	$0	$0	$1,243,880	$267,376	$0	$0	$0
Risk & administrative expense (note 2)	(92,062)	(107,031)	(716,835)	(1,188,206)	(354,962)	(883,439)	(330,195)	(518,113)

Net investment activity	(92,062)	(107,031)	(716,835)	55,674	(87,586)	(883,439)	(330,195)	(518,113)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	153,262	359,232	2,762,112	2,244,409	1,250,398	1,652,668	1,618,948	2,554,891
Unrealized gain (loss)	1,556,847	631,395	5,569,123	901,235	(3,763,095)	199,105	945,477	4,219,621

Net gain (loss) on investments	1,710,109	990,627	8,331,235	3,145,644	(2,512,697)	1,851,773	2,564,425	6,774,512

Net increase (decrease) in contract owner’s equity from operations	$1,618,047	$883,596	$7,614,400	$3,201,318	$(2,600,283)	$968,334	$2,234,230	$6,256,399

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2007

	Ohio National Fund, Inc.
		Bryton			Income		Target	Bristol
	Bristol	Growth	U.S. Equity	Balanced	Opportunity	Target VIP	Equity/Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(a)	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007(c)
Investment activity:
Reinvested dividends	$464,793	$0	$81,819	$0	$0	$171,908	$486,642	$0
Risk & administrative expense (note 2)	(957,734)	(563,696)	(290,395)	(112,060)	(62,426)	(216,248)	(393,406)	(2,715)

Net investment activity	(492,941)	(563,696)	(208,576)	(112,060)	(62,426)	(44,340)	93,236	(2,715)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	1,467,744	534,109	676,418	296,225	204,896	169,432	334,594	911
Unrealized gain (loss)	3,175,112	2,467,044	1,932,743	641,297	186,388	976,873	1,860,715	1,573

Net gain (loss) on investments	4,642,856	3,001,153	2,609,161	937,522	391,284	1,146,305	2,195,309	2,484

Net increase (decrease) in contract owner’s equity from operations	$4,149,915	$2,437,457	$2,400,585	$825,462	$328,858	$1,101,965	$2,288,545	$(231)

	Dow Target 10 Portfolios				Dow Target 5 Portfolios
	First	Second	Third	Fourth	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0	$0	$0
Risk & administrative expense (note 2)	(41,763)	(51,140)	(48,946)	(39,583)	(17,594)	(20,296)	(13,706)	(14,780)

Net investment activity	(41,763)	(51,140)	(48,946)	(39,583)	(17,594)	(20,296)	(13,706)	(14,780)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	150,776	280,087	213,885	129,893	127,122	121,203	68,336	86,370
Unrealized gain (loss)	(120,134)	(122,913)	(26,859)	(115,604)	(80,312)	(74,942)	(14,966)	(20,003)

Net gain (loss) on investments	30,642	157,174	187,026	14,289	46,810	46,261	53,370	66,367

Net increase (decrease) in contract owner’s equity from operations	$(11,121)	$106,034	$138,080	$(25,294)	$29,216	$25,965	$39,664	$51,587

(a)	Name change was effective May 1, 2007. Subaccount was formerly known as Covered Call.

(c)	Period from May 1, 2007, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2007

	Fidelity Variable Insurance
	Products Fund			Janus Aspen Series — Institutional Shares
		VIP Equity-	VIP High	Large Cap	International	Worldwide
	VIP Growth	Income	Income	Growth	Growth	Growth	Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$20,083	$38,343	$17,963	$80,772	$52,583	$53,098	$427,025
Risk & administrative expense (note 2)	(29,232)	(32,035)	(4,079)	(153,024)	(108,294)	(95,702)	(226,754)

Net investment activity	(9,149)	6,308	13,884	(72,252)	(55,711)	(42,604)	200,271

Reinvested capital gains	1,770	168,990	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	(4,582)	137,987	(125,657)	(719,862)	1,263,324	94,141	789,762
Unrealized gain (loss)	512,376	(261,338)	122,384	2,318,828	816,307	603,300	586,950

Net gain (loss) on investments	507,794	(123,351)	(3,273)	1,598,966	2,079,631	697,441	1,376,712

Net increase (decrease) in contract owner’s equity from operations	$500,415	$51,947	$10,611	$1,526,714	$2,023,920	$654,837	$1,576,983

	Legg Mason Partners Variable Equity Trust — Class I (note 4)
		Total	Fundamental	Capital and
	All Cap	Return	Value	Income	Investors
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$52,982	$57,270	$225,379	$93,452	$102,630
Risk & administrative expense (note 2)	(74,600)	(30,333)	(165,550)	(64,367)	(102,212)

Net investment activity	(21,618)	26,937	59,829	29,085	418

Reinvested capital gains	918,513	44,801	878,778	1,078,554	214,653

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	3,421,861	1,034,690	(75,543)	8,340	299,083
Unrealized gain (loss)	(3,443,829)	(903,689)	(1,792,494)	(1,098,145)	(353,733)

Net gain (loss) on investments	(21,968)	131,001	(1,868,037)	(1,089,805)	(54,650)

Net increase (decrease) in contract owner’s equity from operations	$874,927	$202,739	$(929,430)	$17,834	$160,421

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2007

	Wells Fargo Advantage Variable
	Trust Funds			Van Kampen Universal Institutional Funds — Class I
		Small/Mid		Core Plus	U.S. Real		Emerging
	Opportunity	Cap Value	Discovery	Fixed Income	Estate	Value	Markets Debt
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$72,723	$216	$0	$102,233	$193,699	$7,581	$8,110
Risk & administrative expense (note 2)	(172,169)	(15,792)	(176,337)	(40,251)	(225,807)	(6,042)	(1,523)

Net investment activity	(99,446)	(15,576)	(176,337)	61,982	(32,108)	1,539	6,587

Reinvested capital gains	1,704,189	181,501	0	0	1,512,636	28,781	3,465

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	885,088	112,832	2,326,691	36,979	1,676,879	100,625	11,693
Unrealized gain (loss)	(1,614,601)	(286,128)	449,557	25,450	(6,260,338)	(126,314)	(16,160)

Net gain (loss) on investments	(729,513)	(173,296)	2,776,248	62,429	(4,583,459)	(25,689)	(4,467)

Net increase (decrease) in contract owner’s equity from operations	$875,230	$(7,371)	$2,599,911	$124,411	$(3,102,931)	$4,631	$5,585

	Goldman Sachs Variable
	Insurance Trust			Lazard Retirement Series, Inc.
	Growth &	Structured	Capital	Emerging	Small	U.S. Strategic	International
	Income	U.S. Equity	Growth	Markets	Cap	Equity	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(b)	Subaccount
	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$5,332,048	$610,340	$28,587	$1,653,358	$0	$14,845	$2,198,648
Risk & administrative expense (note 2)	(2,878,976)	(820,972)	(206,396)	(1,459,214)	(493,652)	(13,579)	(581,208)

Net investment activity	2,453,072	(210,632)	(177,809)	194,144	(493,652)	1,266	1,617,440

Reinvested capital gains	27,455,243	4,282,650	0	22,074,080	13,892,998	245,723	13,094,718

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	1,042,513	2,506,601	684,785	5,476,177	301,580	18,627	(415,447)
Unrealized gain (loss)	(35,040,629)	(7,965,313)	802,567	2,240,861	(16,693,359)	(314,295)	(9,691,950)

Net gain (loss) on investments	(33,998,116)	(5,458,712)	1,487,352	7,717,038	(16,391,779)	(295,668)	(10,107,397)

Net increase (decrease) in contract owner’s equity from operations	$(4,089,801)	$(1,386,694)	$1,309,543	$29,985,262	$(2,992,433)	$(48,679)	$4,604,761

(b)	Name change was effective May 1, 2007. Subaccount was formerly known as Equity.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2007

				Old Mutual
	The Prudential Series		UBS Series	Insurance
	Fund, Inc.		Trust — Class I	Series Fund	Fidelity Variable Insurance Products Fund — Service Class 2
	Jennison		U.S.	Technology &	VIP	VIP	VIP	VIP Equity-
	20/20 Focus	Jennison	Allocation	Communications	Mid Cap	Contrafund	Growth	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$124,027	$0	$149,398	$0	$973,371	$2,076,485	$100,436	$2,520,613
Risk & administrative expense (note 2)	(870,564)	(135,979)	(86,444)	(25,611)	(2,611,834)	(3,032,677)	(374,868)	(1,755,948)

Net investment activity	(746,537)	(135,979)	62,954	(25,611)	(1,638,463)	(956,192)	(274,432)	764,665

Reinvested capital gains	9,806,907	0	0	0	16,406,561	70,835,376	21,845	12,732,909

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	1,439,501	198,556	358,265	(488,166)	5,408,821	3,580,973	853,139	736,765
Unrealized gain (loss)	(6,335,043)	933,503	(328,599)	1,020,219	3,888,390	(40,256,673)	5,460,840	(16,902,088)

Net gain (loss) on investments	(4,895,542)	1,132,059	29,666	532,053	9,297,211	(36,675,700)	6,313,979	(16,165,323)

Net increase (decrease) in contract owner’s equity from operations	$4,164,828	$996,080	$92,620	$506,442	$24,065,309	$33,203,484	$6,061,392	$(2,667,749)

	Janus Aspen Series — Service Shares				J.P. Morgan Series Trust II
	Large Cap	Worldwide		International	Small	Mid Cap
	Growth	Growth	Balanced	Growth	Company	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$117,774	$99,475	$1,440,384	$1,084,242	$1,954	$1,456,167
Risk & administrative expense (note 2)	(277,353)	(235,731)	(854,725)	(2,821,445)	(295,580)	(2,222,993)

Net investment activity	(159,579)	(136,256)	585,659	(1,737,203)	(293,626)	(766,826)

Reinvested capital gains	0	0	0	0	1,049,815	7,345,810

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	(160,547)	1,484,805	1,997,410	12,770,030	694,491	2,542,766
Unrealized gain (loss)	2,861,972	(150,593)	2,704,869	39,992,263	(2,908,588)	(8,408,196)

Net gain (loss) on investments	2,701,425	1,334,212	4,702,279	52,762,293	(2,214,097)	(5,865,430)

Net increase (decrease) in contract owner’s equity from operations	$2,541,846	$1,197,956	$5,287,938	$51,025,090	$(1,457,908)	$713,554

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2007

	AllianceBernstein Variable Product
	Series Fund, Inc. — Class B			MFS Variable Insurance Trust — Service Class
	Global	Growth &	Small Cap	New	Investors	Mid Cap	Total
	Bond	Income	Growth	Discovery	Growth Stock	Growth	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$7,941	$12,384	$0	$0	$4,312	$0	$1,800,204
Risk & administrative expense (note 2)	(3,441)	(14,451)	(1,783)	(45,044)	(65,958)	(324,944)	(1,029,658)

Net investment activity	4,500	(2,067)	(1,783)	(45,044)	(61,646)	(324,944)	770,546

Reinvested capital gains	0	50,939	0	215,621	0	816,209	1,876,499

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	(611)	123,343	20,864	196,495	202,729	276,256	1,107,881
Unrealized gain (loss)	18,451	(122,961)	(2,755)	(391,140)	314,079	532,359	(1,900,117)

Net gain (loss) on investments	17,840	382	18,109	(194,645)	516,808	808,615	(792,236)

Net increase (decrease) in contract owner’s equity from operations	$22,340	$49,254	$16,326	$(24,068)	$455,162	$1,299,880	$1,854,809

					Dreyfus
					Variable
				Calvert	Investment
	PIMCO Variable Insurance			Variable	Fund — Service
	Trust — Administrative Shares			Series Inc.	Shares	Royce Capital Fund
	Real	Total	Global	Social
	Return	Return	Bond	Equity	Appreciation	Small-Cap	Micro-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$9,368,817	$12,702,246	$787,764	$0	$123,171	$68,186	$1,368,893
Risk & administrative expense (note 2)	(2,613,209)	(3,465,545)	(309,015)	(4,538)	(129,723)	(1,494,297)	(1,077,996)

Net investment activity	6,755,608	9,236,701	478,749	(4,538)	(6,552)	(1,426,111)	290,897

Reinvested capital gains	503,650	0	64,320	18,042	0	5,932,210	7,800,293

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	(1,138,424)	884,004	25,568	32,609	411,038	1,162,565	1,199,327
Unrealized gain (loss)	12,053,266	12,963,581	1,514,206	(13,668)	81,376	(11,637,089)	(8,250,728)

Net gain (loss) on investments	10,914,842	13,847,585	1,539,774	18,941	492,414	(10,474,524)	(7,051,401)

Net increase (decrease) in contract owner’s equity from operations	$18,174,100	$23,084,286	$2,082,843	$32,445	$485,862	$(5,968,425)	$1,039,789

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2007

					Franklin Templeton Variable
	Van Kampen Universal Institutional Funds — Class II				Insurance Products Trust — Class 2
					Franklin	Franklin Flex	Templeton
	Core Plus	U.S. Real	International	Equity	Income	Cap Growth	Foreign
	Fixed Income	Estate	Growth Equity	Growth	Securities	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$341,247	$1,188,865	$64,598	$0	$3,815,768	$7,612	$1,292,801
Risk & administrative expense (note 2)	(246,857)	(1,530,375)	(208,156)	(11,888)	(1,529,419)	(464,106)	(914,301)

Net investment activity	94,390	(341,510)	(143,558)	(11,888)	2,286,349	(456,494)	378,500

Reinvested capital gains	0	11,034,402	1,023,900	0	707,647	0	2,948,722

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	74,933	(356,975)	161,446	30,044	539,730	441,956	802,855
Unrealized gain (loss)	926,551	(37,008,481)	50,358	133,993	(2,554,341)	1,887,781	4,837,766

Net gain (loss) on investments	1,001,484	(37,365,456)	211,804	164,037	(2,014,611)	2,329,737	5,640,621

Net increase (decrease) in contract owner’s equity from operations	$1,095,874	$(26,672,564)	$1,092,146	$152,149	$979,385	$1,873,243	$8,967,843

	Neuberger
	Berman
	Advisers
	Management
	Trust — S Class
	AMT
	Regency	Total
	Subaccount	Subaccounts
	2007	2007

Investment activity:
Reinvested dividends	$428,075	$70,898,346
Risk & administrative expense (note 2)	(1,068,086)	(65,806,828)

Net investment activity	(640,011)	5,091,518

Reinvested capital gains	2,776,719	241,750,439

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	(170,813)	116,444,597
Unrealized gain (loss)	(3,908,880)	(113,056,292)

Net gain (loss) on investments	(4,079,693)	3,388,305

Net increase (decrease) in contract owner’s equity from operations	$(1,942,985)	$250,230,262

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,091,163)	$(4,744,374)	$8,587,375	$5,289,551	$(2,019,097)	$3,621,290	$112,368	$20,664
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	10,112,186	4,989,883	(27,965)	58,184	1,176,970	169,253	339,093	(245,106)
Unrealized gain (loss)	(34,261,931)	19,080,681	0	0	4,365,134	656,727	1,259,885	3,752,859

Net increase (decrease) in contract owners’ equity from operations	(29,240,908)	19,326,190	8,559,410	5,347,735	3,523,007	4,447,270	1,711,346	3,528,417

Equity transactions:
Contract purchase payments (note 1)	46,345,536	32,256,606	477,300,714	290,632,198	10,640,284	13,885,450	594,796	810,038
Extra credit fund deposits (note 1)	187,432	138,002	1,896,796	1,418,231	70,788	87,771	2,924	7,751
Transfers to and from fixed dollar contract and other subaccounts	12,137,293	9,812,447	(366,123,119)	(191,023,256)	6,165,677	22,618,173	(1,127,911)	(108,640)
Withdrawals and surrenders	(30,558,549)	(40,668,818)	(41,999,034)	(23,704,362)	(10,990,981)	(7,102,165)	(3,295,144)	(3,792,255)
Surrender charges (note 2)	(326,263)	(408,551)	(503,751)	(292,831)	(132,157)	(116,200)	(20,999)	(35,869)
Annual contract charges (note 2)	(1,355,913)	(922,817)	(951,370)	(408,359)	(655,029)	(420,750)	(66,534)	(66,184)
Annuity and death benefit payments	(7,097,339)	(6,086,877)	(10,278,679)	(3,909,723)	(3,206,161)	(2,945,096)	(481,526)	(492,342)

Net equity transactions	19,332,197	(5,880,008)	59,341,557	72,711,898	1,892,421	26,007,183	(4,394,394)	(3,677,501)

Net change in contract owners’ equity	(9,908,711)	13,446,182	67,900,967	78,059,633	5,415,428	30,454,453	(2,683,048)	(149,084)
Contract owners’ equity:
Beginning of period	401,896,142	388,449,960	203,451,436	125,391,803	145,197,014	114,742,561	31,347,302	31,496,386

End of period	$391,987,431	$401,896,142	$271,352,403	$203,451,436	$150,612,442	$145,197,014	$28,664,254	$31,347,302

Change in units:
Beginning units	28,546,925	28,401,012	16,960,603	10,776,630	10,069,921	8,151,587	2,181,595	2,353,614

Units purchased	9,583,106	7,809,550	60,894,379	38,202,023	3,168,916	3,561,002	161,309	259,318
Units redeemed	(7,484,753)	(7,663,637)	(55,979,918)	(32,018,050)	(2,987,496)	(1,642,668)	(459,084)	(431,337)

Ending units	30,645,278	28,546,925	21,875,064	16,960,603	10,251,341	10,069,921	1,883,820	2,181,595

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	International		Capital Appreciation		Millennium		International Small Co.
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,237,477)	$(2,419,235)	$(1,439,312)	$(1,140,142)	$(310,272)	$(320,627)	$(828,527)	$(384,482)
Reinvested capital gains	0	0	0	0	0	0	0	1,128,072
Realized gain (loss)	13,024,819	1,796,495	11,634,295	848,593	86,129	(1,246,202)	4,308,353	852,461
Unrealized gain (loss)	15,843,218	36,347,639	(4,730,597)	20,695,720	5,718,339	3,163,936	4,111,792	6,211,518

Net increase (decrease) in contract owners’ equity from operations	24,630,560	35,724,899	5,464,386	20,404,171	5,494,196	1,597,107	7,591,618	7,807,569

Equity transactions:
Contract purchase payments (note 1)	47,186,939	44,615,028	4,854,197	16,775,970	1,385,090	859,682	17,869,081	8,971,027
Extra credit fund deposits (note 1)	246,272	250,637	37,277	106,117	11,226	7,632	63,904	39,368
Transfers to and from fixed dollar contract and other subaccounts	6,620,279	46,100,071	(17,072,778)	22,187,014	2,358,917	(2,898,945)	10,363,743	8,103,342
Withdrawals and surrenders	(14,261,435)	(8,076,774)	(11,038,062)	(8,677,474)	(3,874,751)	(4,012,644)	(3,723,572)	(2,875,908)
Surrender charges (note 2)	(210,676)	(133,546)	(125,721)	(119,989)	(28,900)	(44,813)	(34,524)	(25,241)
Annual contract charges (note 2)	(1,660,246)	(837,709)	(735,066)	(467,977)	(40,707)	(37,148)	(201,327)	(74,419)
Annuity and death benefit payments	(5,824,668)	(3,228,726)	(2,786,920)	(2,170,128)	(291,901)	(341,738)	(832,996)	(402,437)

Net equity transactions	32,096,465	78,688,981	(26,867,073)	27,633,533	(481,026)	(6,467,974)	23,504,309	13,735,732

Net change in contract owners’ equity	56,727,025	114,413,880	(21,402,687)	48,037,704	5,013,170	(4,870,867)	31,095,927	21,543,301
Contract owners’ equity:
Beginning of period	283,721,553	169,307,673	167,544,530	119,506,826	23,864,028	28,734,895	46,127,419	24,584,118

End of period	$340,448,578	$283,721,553	$146,141,843	$167,544,530	$28,877,198	$23,864,028	$77,223,346	$46,127,419

Change in units:
Beginning units	23,057,919	15,940,713	8,218,217	6,614,263	1,919,393	2,339,958	2,460,935	1,561,891

Units purchased	9,140,391	9,847,847	1,064,015	2,724,362	825,706	230,669	2,259,837	1,471,010
Units redeemed	(6,415,148)	(2,730,641)	(2,279,260)	(1,120,408)	(697,019)	(651,234)	(1,075,002)	(571,966)

Ending units	25,783,162	23,057,919	7,002,972	8,218,217	2,048,080	1,919,393	3,645,770	2,460,935

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(92,062)	$(57,003)	$(107,031)	$(73,119)	$(716,835)	$(577,094)	$55,674	$(182,749)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	153,262	(178,318)	359,232	(59,804)	2,762,112	1,403,615	2,244,409	1,182,963
Unrealized gain (loss)	1,556,847	521,622	631,395	1,473,140	5,569,123	2,993,436	901,235	10,585,572

Net increase (decrease) in contract owners’ equity from operations	1,618,047	286,301	883,596	1,340,217	7,614,400	3,819,957	3,201,318	11,585,786

Equity transactions:
Contract purchase payments (note 1)	2,228,021	1,061,741	2,782,247	361,848	10,844,621	3,048,512	8,726,242	4,151,606
Extra credit fund deposits (note 1)	5,711	4,824	9,045	1,049	34,194	6,617	76,085	17,788
Transfers to and from fixed dollar contract and other subaccounts	3,982,497	437,955	1,657,324	(62,305)	16,393,942	(1,476,690)	2,242,351	(9,405,479)
Withdrawals and surrenders	(533,090)	(478,729)	(816,254)	(828,199)	(5,618,637)	(5,491,298)	(10,057,541)	(12,100,635)
Surrender charges (note 2)	(9,471)	(7,864)	(4,777)	(12,656)	(38,071)	(57,844)	(84,655)	(154,672)
Annual contract charges (note 2)	(25,115)	(13,525)	(19,366)	(13,915)	(146,274)	(86,558)	(188,677)	(145,715)
Annuity and death benefit payments	(65,231)	(55,323)	(61,766)	(42,947)	(827,638)	(546,918)	(1,405,058)	(1,939,209)

Net equity transactions	5,583,322	949,079	3,546,453	(597,125)	20,642,137	(4,604,179)	(691,253)	(19,576,316)

Net change in contract owners’ equity	7,201,369	1,235,380	4,430,049	743,092	28,256,537	(784,222)	2,510,065	(7,990,530)
Contract owners’ equity:
Beginning of period	5,259,435	4,024,055	6,531,929	5,788,837	46,573,917	47,358,139	89,117,188	97,107,718

End of period	$12,460,804	$5,259,435	$10,961,978	$6,531,929	$74,830,454	$46,573,917	$91,627,253	$89,117,188

Change in units:
Beginning units	833,218	639,325	735,381	787,643	2,476,430	2,649,023	6,251,985	7,724,392

Units purchased	1,136,900	394,482	916,142	185,074	1,941,163	506,082	1,520,944	849,111
Units redeemed	(369,566)	(200,589)	(402,616)	(237,336)	(767,781)	(678,675)	(1,481,783)	(2,321,518)

Ending units	1,600,552	833,218	1,248,907	735,381	3,649,812	2,476,430	6,291,146	6,251,985

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Blue Chip		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(87,586)	$(74,707)	$(883,439)	$(636,915)	$(330,195)	$(271,382)	$(518,113)	$(390,844)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	1,250,398	758,534	1,652,668	354,952	1,618,948	637,899	2,554,891	175,038
Unrealized gain (loss)	(3,763,095)	2,672,279	199,105	4,469,569	945,477	3,212,334	4,219,621	2,361,733

Net increase (decrease) in contract owners’ equity from operations	(2,600,283)	3,356,106	968,334	4,187,606	2,234,230	3,578,851	6,256,399	2,145,927

Equity transactions:
Contract purchase payments (note 1)	1,066,618	482,878	8,332,574	7,529,735	3,319,961	1,561,167	3,115,147	5,552,517
Extra credit fund deposits (note 1)	2,771	5,425	60,865	61,609	14,703	6,458	10,029	32,377
Transfers to and from fixed dollar contract and other subaccounts	(1,225,100)	3,155,251	8,711,570	8,666,640	2,086,504	1,084,752	(5,029,077)	8,408,309
Withdrawals and surrenders	(2,290,990)	(2,344,185)	(5,377,550)	(2,548,346)	(2,344,836)	(2,732,841)	(1,799,750)	(1,067,628)
Surrender charges (note 2)	(10,947)	(28,856)	(59,651)	(39,193)	(22,477)	(23,443)	(25,520)	(18,967)
Annual contract charges (note 2)	(48,310)	(36,198)	(246,804)	(134,587)	(82,527)	(43,004)	(201,883)	(104,761)
Annuity and death benefit payments	(479,654)	(472,315)	(1,400,106)	(853,392)	(585,473)	(276,302)	(563,073)	(489,771)

Net equity transactions	(2,985,612)	762,000	10,020,898	12,682,466	2,385,855	(423,213)	(4,494,127)	12,312,076

Net change in contract owners’ equity	(5,585,895)	4,118,106	10,989,232	16,870,072	4,620,085	3,155,638	1,762,272	14,458,003
Contract owners’ equity:
Beginning of period	27,326,975	23,208,869	57,683,291	40,813,219	22,855,954	19,700,316	37,691,129	23,233,126

End of period	$21,741,080	$27,326,975	$68,672,523	$57,683,291	$27,476,039	$22,855,954	$39,453,401	$37,691,129

Change in units:
Beginning units	2,151,461	2,097,300	4,082,110	3,136,664	1,144,005	1,203,188	9,090,548	5,895,658

Units purchased	271,581	404,936	2,609,352	1,970,449	476,016	312,579	2,059,829	4,451,806
Units redeemed	(523,685)	(350,775)	(1,935,272)	(1,025,003)	(378,148)	(371,762)	(3,013,324)	(1,256,916)

Ending units	1,899,357	2,151,461	4,756,190	4,082,110	1,241,873	1,144,005	8,137,053	9,090,548

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(492,941)	$(332,763)	$(563,696)	$(196,258)	$(208,576)	$(171,514)	$(112,060)	$(1,433)
Reinvested capital gains	0	0	0	169,791	0	0	0	0
Realized gain (loss)	1,467,744	58,436	534,109	172,302	676,418	112,657	296,225	65,266
Unrealized gain (loss)	3,175,112	6,063,102	2,467,044	2,078,164	1,932,743	1,041,394	641,297	532,483

Net increase (decrease) in contract owners’ equity from operations	4,149,915	5,788,775	2,437,457	2,223,999	2,400,585	982,537	825,462	596,316

Equity transactions:
Contract purchase payments (note 1)	18,063,495	11,524,743	15,744,074	6,846,427	2,604,501	5,939,974	2,521,306	915,309
Extra credit fund deposits (note 1)	107,515	67,080	78,304	40,550	6,600	29,325	3,930	477
Transfers to and from fixed dollar contract and other subaccounts	14,914,520	15,216,858	18,837,579	8,338,052	(1,172,998)	1,616,328	424,164	1,733,514
Withdrawals and surrenders	(2,278,277)	(834,781)	(947,947)	(313,513)	(288,046)	(170,621)	(320,687)	(114,164)
Surrender charges (note 2)	(42,784)	(16,392)	(20,348)	(6,360)	(6,570)	(4,566)	(10,648)	(2,747)
Annual contract charges (note 2)	(381,999)	(155,104)	(206,199)	(55,138)	(98,213)	(55,004)	(28,592)	(19,945)
Annuity and death benefit payments	(1,361,515)	(698,446)	(727,595)	(174,528)	(829,894)	(110,307)	(476,317)	(42,856)

Net equity transactions	29,020,955	25,103,958	32,757,868	14,675,490	215,380	7,245,129	2,113,156	2,469,588

Net change in contract owners’ equity	33,170,870	30,892,733	35,195,325	16,899,489	2,615,965	8,227,666	2,938,618	3,065,904
Contract owners’ equity:
Beginning of period	55,688,869	24,796,136	25,607,310	8,707,821	20,475,176	12,247,510	7,151,447	4,085,543

End of period	$88,859,739	$55,688,869	$60,802,635	$25,607,310	$23,091,141	$20,475,176	$10,090,065	$7,151,447

Change in units:
Beginning units	3,990,903	2,042,000	2,227,333	872,635	1,539,865	983,957	553,507	356,380

Units purchased	3,019,839	2,284,024	3,144,615	1,588,500	323,762	684,521	311,889	276,203
Units redeemed	(1,022,431)	(335,121)	(495,736)	(233,802)	(308,426)	(128,613)	(159,166)	(79,076)

Ending units	5,988,311	3,990,903	4,876,212	2,227,333	1,555,201	1,539,865	706,230	553,507

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
							Bristol
	Income Opportunity		Target VIP		Target Equity/Income		Growth
	Subaccount(a)		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007(c)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(62,426)	$(65,025)	$(44,340)	$(69,565)	$93,236	$(51,836)	$(2,715)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	204,896	27,705	169,432	1,096	334,594	172,092	911
Unrealized gain (loss)	186,388	181,760	976,873	764,673	1,860,715	1,097,604	1,573

Net increase (decrease) in contract owners’ equity from operations	328,858	144,440	1,101,965	696,204	2,288,545	1,217,860	(231)

Equity transactions:
Contract purchase payments (note 1)	504,227	554,120	6,507,343	4,751,306	9,737,567	7,186,113	327,681
Extra credit fund deposits (note 1)	1,578	847	7,362	14,804	11,629	26,569	1,698
Transfers to and from fixed dollar contract and other subaccounts	(1,115,456)	803,747	5,042,640	3,641,815	6,450,456	8,720,768	477,217
Withdrawals and surrenders	(212,469)	(31,338)	(163,250)	(36,272)	(479,015)	(211,158)	(21,201)
Surrender charges (note 2)	(4,731)	(462)	(448)	(352)	(2,806)	(781)	0
Annual contract charges (note 2)	(20,806)	(15,826)	(81,677)	(6,329)	(140,200)	(40,281)	(194)
Annuity and death benefit payments	(39,871)	(14,779)	(217,999)	(43,967)	(322,344)	(106,780)	(4,209)

Net equity transactions	(887,528)	1,296,309	11,093,971	8,321,005	15,255,287	15,574,450	780,992

Net change in contract owners’ equity	(558,670)	1,440,749	12,195,936	9,017,209	17,543,832	16,792,310	780,761
Contract owners’ equity:
Beginning of period	5,547,851	4,107,102	10,435,547	1,418,338	20,354,697	3,562,387	0

End of period	$4,989,181	$5,547,851	$22,631,483	$10,435,547	$37,898,529	$20,354,697	$780,761

Change in units:
Beginning units	498,277	379,140	943,340	140,194	1,863,354	352,432	0

Units purchased	130,871	196,502	1,104,871	859,089	1,667,233	2,051,979	83,848
Units redeemed	(210,378)	(77,365)	(158,177)	(55,943)	(347,797)	(541,057)	(7,666)

Ending units	418,770	498,277	1,890,034	943,340	3,182,790	1,863,354	76,182

(a)	Name change was effective May 1, 2007. Subaccount was formerly known as Covered Call.

(c)	Period from May 1, 2007, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(41,763)	$139,837	$(51,140)	$153,752	$(48,946)	$159,773	$(39,583)	$106,260
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	150,776	132,455	280,087	108,455	213,885	93,184	129,893	63,894
Unrealized gain (loss)	(120,134)	297,406	(122,913)	515,937	(26,859)	499,079	(115,604)	296,368

Net increase (decrease) in contract owners’ equity operations	(11,121)	569,698	106,034	778,144	138,080	752,036	(25,294)	466,522

Equity transactions:
Contract purchase payments (note 1)	592,020	124,959	794,308	81,972	556,766	582,315	551,861	528,751
Extra credit fund deposits (note 1)	1,478	827	2,166	623	320	234	400	334
Transfers to and from fixed dollar contract and other subaccounts	311,793	(161,820)	(331,927)	1,231	49,883	136,654	2,059,797	(59,633)
Withdrawals and surrenders	(395,328)	(282,637)	(272,468)	(374,489)	(434,328)	(370,232)	(268,170)	(122,392)
Surrender charges (note 2)	(794)	(1,295)	(840)	(742)	(3,460)	(792)	(2,294)	(337)
Annual contract charges (note 2)	(10,114)	(6,042)	(9,974)	(7,723)	(8,346)	(6,465)	(11,863)	(5,450)
Annuity and death benefit payments	(50,055)	(27,738)	(113,361)	(72,636)	(41,927)	(16,801)	(60,791)	(21,342)

Net equity transactions	449,000	(353,746)	67,904	(371,764)	118,908	324,913	2,268,940	319,931

Net change in contract owners’ equity	437,879	215,952	173,938	406,380	256,988	1,076,949	2,243,646	786,453
Contract owners’ equity:
Beginning of period	2,417,036	2,201,084	3,384,020	2,977,640	3,965,179	2,888,230	2,813,836	2,027,383

End of period	$2,854,915	$2,417,036	$3,557,958	$3,384,020	$4,222,167	$3,965,179	$5,057,482	$2,813,836

Change in units:
Beginning units	190,608	220,702	235,451	265,196	337,517	311,200	215,573	195,982

Units purchased	109,348	38,323	86,717	17,545	100,435	103,160	212,584	65,965
Units redeemed	(73,697)	(68,417)	(83,566)	(47,290)	(92,909)	(76,843)	(47,676)	(46,374)

Ending units	226,259	190,608	238,602	235,451	345,043	337,517	380,481	215,573

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(17,594)	$32,115	$(20,296)	$29,630	$(13,706)	$33,694	$(14,780)	$38,620
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	127,122	52,898	121,203	18,150	68,336	11,037	86,370	18,188
Unrealized gain (loss)	(80,312)	182,249	(74,942)	179,922	(14,966)	149,300	(20,003)	149,142

Net increase (decrease) in contract owners’ equity operations	29,216	267,262	25,965	227,702	39,664	194,031	51,587	205,950

Equity transactions:
Contract purchase payments (note 1)	88,990	22,820	416,598	61,433	160,514	16,168	315,745	121,501
Extra credit fund deposits (note 1)	1,070	315	1,484	555	3,139	643	979	1,284
Transfers to and from fixed dollar contract and other subaccounts	108,714	(5,055)	242,399	78,919	161,934	398,397	325,185	283,008
Withdrawals and surrenders	(50,844)	(63,783)	(29,284)	(20,049)	(41,372)	(57,179)	(49,211)	(57,884)
Surrender charges (note 2)	(331)	(952)	(295)	(35)	(1,511)	(543)	(429)	(293)
Annual contract charges (note 2)	(4,771)	(2,519)	(5,152)	(2,561)	(3,226)	(2,560)	(5,108)	(2,027)
Annuity and death benefit payments	(9,270)	(9,339)	(15,144)	(9,845)	(19,028)	(22,359)	(34,808)	(12,769)

Net equity transactions	133,558	(58,513)	610,606	108,417	260,450	332,567	552,353	332,820

Net change in contract owners’ equity	162,774	208,749	636,571	336,119	300,114	526,598	603,940	538,770
Contract owners’ equity:
Beginning of period	941,175	732,426	882,993	546,874	1,034,842	508,244	1,148,092	609,322

End of period	$1,103,949	$941,175	$1,519,564	$882,993	$1,334,956	$1,034,842	$1,752,032	$1,148,092

Change in units:
Beginning units	59,482	64,264	52,706	44,383	82,809	54,740	90,448	65,692

Units purchased	57,411	18,449	81,592	15,749	72,128	49,347	74,300	38,356
Units redeemed	(48,272)	(23,231)	(46,764)	(7,426)	(55,859)	(21,278)	(33,697)	(13,600)

Ending units	68,621	59,482	87,534	52,706	99,078	82,809	131,051	90,448

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Fidelity Variable Insurance Products Fund
	VIP Growth		VIP Equity-Income		VIP High Income
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,149)	$(23,356)	$6,308	$58,336	$13,884	$32,429
Reinvested capital gains	1,770	0	168,990	339,865	0	0
Realized gain (loss)	(4,582)	(132,308)	137,987	56,293	(125,657)	(99,642)
Unrealized gain (loss)	512,376	295,310	(261,338)	30,123	122,384	127,012

Net increase (decrease) in contract owners’ equity from operations	500,415	139,646	51,947	484,617	10,611	59,799

Equity transactions:
Contract purchase payments (note 1)	27,407	37,024	16,742	20,355	283	1,466
Extra credit fund deposits (note 1)	0	0	0	0	0	0
Transfers to and from fixed dollar contract and other subaccounts	(149,243)	(241,285)	(105,639)	(17,162)	(178,487)	(23,059)
Withdrawals and surrenders	(628,661)	(598,900)	(768,482)	(599,856)	(137,264)	(194,105)
Surrender charges (note 2)	(2,788)	(4,990)	(1,702)	(4,435)	(349)	(317)
Annual contract charges (note 2)	(2,573)	(3,069)	(1,867)	(2,467)	(303)	(411)
Annuity and death benefit payments	(6,460)	(7,957)	(14,478)	(15,079)	(4,165)	(16,999)

Net equity transactions	(762,318)	(819,177)	(875,426)	(618,644)	(320,285)	(233,425)

Net change in contract owners’ equity	(261,903)	(679,531)	(823,479)	(134,027)	(309,674)	(173,626)
Contract owners’ equity:
Beginning of period	2,449,223	3,128,754	2,830,217	2,964,244	524,209	697,835

End of period	$2,187,320	$2,449,223	$2,006,738	$2,830,217	$214,535	$524,209

Change in units:
Beginning units	144,498	194,709	135,318	168,166	43,142	63,067

Units purchased	4,378	2,790	11,573	6,933	23	129
Units redeemed	(45,908)	(53,001)	(51,156)	(39,781)	(25,763)	(20,054)

Ending units	102,968	144,498	95,735	135,318	17,402	43,142

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Janus Aspen Series — Institutional Shares
	Large Cap Growth		International Growth		Worldwide Growth		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(72,252)	$(109,379)	$(55,711)	$44,886	$(42,604)	$34,242	$200,271	$158,055
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(719,862)	(1,448,539)	1,263,324	824,510	94,141	(521,108)	789,762	454,346
Unrealized gain (loss)	2,318,828	2,812,642	816,307	1,593,350	603,300	1,720,992	586,950	1,266,498

Net increase (decrease) in contract owners’ equity from operations	1,526,714	1,254,724	2,023,920	2,462,746	654,837	1,234,126	1,576,983	1,878,899

Equity transactions:
Contract purchase payments (note 1)	48,377	239,809	44,442	49,614	75,620	99,954	78,967	138,435
Extra credit fund deposits (note 1)	271	377	134	51	193	213	64	157
Transfers to and from fixed dollar contract and other subaccounts	(876,818)	(950,706)	111,702	1,069,158	(778,996)	(860,964)	(764,186)	(1,452,147)
Withdrawals and surrenders	(2,421,805)	(2,337,776)	(1,234,208)	(1,272,954)	(1,276,417)	(1,728,458)	(3,806,150)	(5,586,998)
Surrender charges (note 2)	(6,321)	(7,804)	(2,096)	(4,909)	(2,893)	(8,918)	(7,851)	(19,609)
Annual contract charges (note 2)	(21,063)	(23,973)	(12,643)	(10,052)	(11,068)	(13,301)	(18,325)	(23,032)
Annuity and death benefit payments	(281,339)	(277,867)	(214,500)	(116,546)	(164,530)	(166,118)	(502,538)	(582,789)

Net equity transactions	(3,558,698)	(3,357,940)	(1,307,169)	(285,638)	(2,158,091)	(2,677,592)	(5,020,019)	(7,525,983)

Net change in contract owners’ equity	(2,031,984)	(2,103,216)	716,751	2,177,108	(1,503,254)	(1,443,466)	(3,443,036)	(5,647,084)
Contract owners’ equity:
Beginning of period	12,543,219	14,646,435	7,779,978	5,602,870	8,006,768	9,450,234	19,251,370	24,898,454

End of period	$10,511,235	$12,543,219	$8,496,729	$7,779,978	$6,503,514	$8,006,768	$15,808,334	$19,251,370

Change in units:
Beginning units	1,174,342	1,504,701	319,247	334,176	688,367	949,145	1,199,353	1,682,516

Units purchased	32,114	64,232	49,046	94,351	31,427	31,301	46,177	43,095
Units redeemed	(335,544)	(394,591)	(92,989)	(109,280)	(199,535)	(292,079)	(337,560)	(526,258)

Ending units	870,912	1,174,342	275,304	319,247	520,259	688,367	907,970	1,199,353

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Legg Mason Partners Variable Equity Trust — Class I (note 4)
					Fundamental	Capital and
	All Cap		Total Return		Value	Income	Investors
	Subaccount		Subaccount		Subaccount	Subaccount	Subaccount
	2007	2006	2007	2006	2007	2007	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(21,618)	$16,869	$26,937	$47,114	$59,829	$29,085	$418	$23,625
Reinvested capital gains	918,513	578,523	44,801	123,462	878,778	1,078,554	214,653	155,418
Realized gain (loss)	3,421,861	479,445	1,034,690	183,290	(75,543)	8,340	299,083	172,799
Unrealized gain (loss)	(3,443,829)	1,298,738	(903,689)	389,883	(1,792,494)	(1,098,145)	(353,733)	630,795

Net increase (decrease) in contract owners’ equity from operations	874,927	2,373,575	202,739	743,749	(929,430)	17,834	160,421	982,637

Equity transactions:
Contract purchase payments (note 1)	456,836	912,220	66,289	220,551	1,783,760	309,474	1,003,047	434,148
Extra credit fund deposits (note 1)	1,146	5,138	854	3,253	1,839	1,577	8,916	1,147
Transfers to and from fixed dollar contract and other subaccounts	(17,592,230)	724,822	(6,795,981)	(130,977)	18,620,083	6,979,275	662,435	139,121
Withdrawals and surrenders	(320,915)	(1,313,565)	(362,568)	(752,527)	(834,668)	(401,828)	(598,121)	(407,095)
Surrender charges (note 2)	(2,090)	(9,189)	(1,424)	(3,012)	(5,485)	(2,075)	(3,517)	(8,437)
Annual contract charges (note 2)	(19,661)	(46,738)	(5,486)	(10,659)	(43,902)	(8,084)	(16,506)	(10,505)
Annuity and death benefit payments	(66,670)	(253,961)	(55,075)	(128,183)	(387,097)	(136,921)	(101,523)	(85,825)

Net equity transactions	(17,543,584)	18,727	(7,153,391)	(801,554)	19,134,530	6,741,418	954,731	62,554

Net change in contract owners’ equity	(16,668,657)	2,392,302	(6,950,652)	(57,805)	18,205,100	6,759,252	1,115,152	1,045,191
Contract owners’ equity:
Beginning of period	16,668,657	14,276,355	6,950,652	7,008,457	0	0	7,011,108	5,965,917

End of period	$0	$16,668,657	$0	$6,950,652	$18,205,100	$6,759,252	$8,126,260	$7,011,108

Change in units:
Beginning units	852,823	844,370	524,920	587,330	0	0	440,848	437,667

Units purchased	124,052	196,286	37,716	76,221	1,106,385	576,486	150,994	68,203
Units redeemed	(976,875)	(187,833)	(562,636)	(138,631)	(173,034)	(81,663)	(93,754)	(65,022)

Ending units	0	852,823	0	524,920	933,351	494,823	498,088	440,848

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Wells Fargo Advantage Variable Trust Funds
	Opportunity		Small/Mid Cap Value		Discovery
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(99,446)	$(216,957)	$(15,576)	$(20,706)	$(176,337)	$(225,930)
Reinvested capital gains	1,704,189	1,811,496	181,501	243,090	0	0
Realized gain (loss)	885,088	407,571	112,832	93,851	2,326,691	981,250
Unrealized gain (loss)	(1,614,601)	(328,232)	(286,128)	(111,325)	449,557	1,310,492

Net increase (decrease) in contract owners’ equity from operations	875,230	1,673,878	(7,371)	204,910	2,599,911	2,065,812

Equity transactions:
Contract purchase payments (note 1)	21,699	128,613	356	3,250	16,988	90,426
Extra credit fund deposits (note 1)	81	1,025	0	0	(12)	122
Transfers to and from fixed dollar contract and other subaccounts	(3,746,936)	(961,149)	(236,856)	(129,711)	(3,773,845)	(1,614,431)
Withdrawals and surrenders	(2,287,562)	(2,164,096)	(243,232)	(198,665)	(3,005,359)	(3,088,086)
Surrender charges (note 2)	(15,464)	(18,798)	(845)	(1,717)	(16,143)	(15,781)
Annual contract charges (note 2)	(19,783)	(24,344)	(1,619)	(2,035)	(18,102)	(25,372)
Annuity and death benefit payments	(165,575)	(225,801)	(25,753)	(11,730)	(222,066)	(299,286)

Net equity transactions	(6,213,540)	(3,264,550)	(507,949)	(340,608)	(7,018,539)	(4,952,408)

Net change in contract owners’ equity	(5,338,310)	(1,590,672)	(515,320)	(135,698)	(4,418,628)	(2,886,596)
Contract owners’ equity:
Beginning of period	16,065,607	17,656,279	1,448,796	1,584,494	15,619,508	18,506,104

End of period	$10,727,297	$16,065,607	$933,476	$1,448,796	$11,200,880	$15,619,508

Change in units:
Beginning units	950,101	1,155,940	92,373	115,141	1,131,665	1,502,849

Units purchased	6,038	39,386	23	3,055	6,513	17,001
Units redeemed	(354,120)	(245,225)	(30,874)	(25,823)	(479,888)	(388,185)

Ending units	602,019	950,101	61,522	92,373	658,290	1,131,665

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Van Kampen Universal Institutional Funds — Class I
	Core Plus Fixed						Emerging Markets
	Income		U.S. Real Estate		Value		Debt
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$61,982	$77,914	$(32,108)	$(28,556)	$1,539	$2,993	$6,587	$13,499
Reinvested capital gains	0	15,691	1,512,636	1,060,361	28,781	78,320	3,465	3,500
Realized gain (loss)	36,979	28,681	1,676,879	690,593	100,625	28,776	11,693	13,660
Unrealized gain (loss)	25,450	(61,283)	(6,260,338)	3,311,999	(126,314)	(894)	(16,160)	(15,255)

Net increase (decrease) in contract owners’ equity from operations	124,411	61,003	(3,102,931)	5,034,397	4,631	109,195	5,585	15,404

Equity transactions:
Contract purchase payments (note 1)	4,172	160	168,890	197,863	0	0	0	0
Extra credit fund deposits (note 1)	55	0	1,506	1,927	0	0	0	0
Transfers to and from fixed dollar contract and other subaccounts	937,661	(122,954)	(2,386,382)	2,617,899	(277,360)	(12,585)	(19,697)	3,239
Withdrawals and surrenders	(358,291)	(473,812)	(2,181,967)	(1,306,831)	(191,983)	(95,306)	(69,204)	(88,655)
Surrender charges (note 2)	(2,269)	(679)	(15,131)	(10,542)	(1,090)	(994)	(114)	(1)
Annual contract charges (note 2)	(2,460)	(2,533)	(17,503)	(16,256)	(382)	(507)	(89)	(110)
Annuity and death benefit payments	(90,619)	(74,760)	(293,960)	(237,601)	(65,861)	(51,876)	0	(516)

Net equity transactions	488,249	(674,578)	(4,724,547)	1,246,459	(536,676)	(161,268)	(89,104)	(86,043)

Net change in contract owners’ equity	612,660	(613,575)	(7,827,478)	6,280,856	(532,045)	(52,073)	(83,519)	(70,639)
Contract owners’ equity:
Beginning of period	2,839,097	3,452,672	19,794,122	13,513,266	755,564	807,637	143,708	214,347

End of period	$3,451,757	$2,839,097	$11,966,644	$19,794,122	$223,519	$755,564	$60,189	$143,708

Change in units:
Beginning units	199,912	248,531	564,169	525,398	50,693	62,411	7,879	12,771

Units purchased	117,784	16,794	130,917	166,176	9	31	61	422
Units redeemed	(84,058)	(65,413)	(277,234)	(127,405)	(35,103)	(11,749)	(4,799)	(5,314)

Ending units	233,638	199,912	417,852	564,169	15,599	50,693	3,141	7,879

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Goldman Sachs Variable Insurance Trust
	Growth & Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,453,072	$917,755	$(210,632)	$(50,013)	$(177,809)	$(170,120)
Reinvested capital gains	27,455,243	5,120,394	4,282,650	0	0	0
Realized gain (loss)	1,042,513	470,825	2,506,601	383,941	684,785	119,095
Unrealized gain (loss)	(35,040,629)	12,017,821	(7,965,313)	5,978,970	802,567	1,063,622

Net increase (decrease) in contract owners’ equity from operations	(4,089,801)	18,526,795	(1,386,694)	6,312,898	1,309,543	1,012,597

Equity transactions:
Contract purchase payments (note 1)	75,054,184	29,922,408	2,268,229	8,656,415	924,839	696,394
Extra credit fund deposits (note 1)	332,934	163,185	12,221	48,062	8,659	2,394
Transfers to and from fixed dollar contract and other subaccounts	94,779,525	34,606,169	(5,423,946)	10,960,857	(594,768)	322,002
Withdrawals and surrenders	(6,797,802)	(3,225,292)	(3,202,639)	(2,018,923)	(1,044,433)	(702,304)
Surrender charges (note 2)	(113,136)	(45,535)	(37,642)	(37,311)	(8,867)	(11,236)
Annual contract charges (note 2)	(1,008,158)	(351,771)	(354,040)	(217,086)	(58,425)	(50,631)
Annuity and death benefit payments	(3,900,671)	(1,442,513)	(1,240,034)	(1,050,753)	(226,604)	(230,026)

Net equity transactions	158,346,876	59,626,651	(7,977,851)	16,341,261	(999,599)	26,593

Net change in contract owners’ equity	154,257,075	78,153,446	(9,364,545)	22,654,159	309,944	1,039,190
Contract owners’ equity:
Beginning of period	142,350,366	64,196,920	65,346,758	42,692,599	15,188,020	14,148,830

End of period	$296,607,441	$142,350,366	$55,982,213	$65,346,758	$15,497,964	$15,188,020

Change in units:
Beginning units	11,720,274	6,394,626	5,146,605	3,751,174	1,325,319	1,321,846

Units purchased	15,132,577	6,478,003	743,068	2,125,855	298,258	184,020
Units redeemed	(2,461,870)	(1,152,355)	(1,343,585)	(730,424)	(379,090)	(180,547)

Ending units	24,390,981	11,720,274	4,546,088	5,146,605	1,244,487	1,325,319

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Lazard Retirement Series, Inc.
	Emerging Markets		Small Cap		U.S. Strategic Equity		International Equity
	Subaccount		Subaccount		Subaccount(b)		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$194,144	$(439,328)	$(493,652)	$(469,754)	$1,266	$(1,489)	$1,617,440	$(7,044)
Reinvested capital gains	22,074,080	3,497,520	13,892,998	2,853,563	245,723	0	13,094,718	214,176
Realized gain (loss)	5,476,177	2,314,525	301,580	1,454,955	18,627	1,333	(415,447)	27,416
Unrealized gain (loss)	2,240,861	8,404,034	(16,693,359)	1,298,874	(314,295)	50,183	(9,691,950)	724,450

Net increase (decrease) in contract owners’ equity from operations	29,985,262	13,776,751	(2,992,433)	5,137,638	(48,679)	50,027	4,604,761	958,998

Equity transactions:
Contract purchase payments (note 1)	39,207,507	13,038,766	2,027,541	2,864,395	502,094	67,384	34,381,561	2,504,861
Extra credit fund deposits (note 1)	152,460	48,046	6,406	6,015	2,567	71	125,687	8,798
Transfers to and from fixed dollar contract and other subaccounts	32,891,975	10,150,244	(1,090,556)	(2,220,536)	404,819	257,977	70,753,274	6,057,693
Withdrawals and surrenders	(4,364,710)	(4,940,038)	(3,000,790)	(2,429,509)	(34,803)	(301)	(1,126,821)	(428,055)
Surrender charges (note 2)	(70,523)	(82,546)	(27,412)	(36,314)	(1,730)	0	(18,118)	(14,045)
Annual contract charges (note 2)	(364,845)	(136,432)	(115,852)	(89,131)	(3,165)	(929)	(183,472)	(12,829)
Annuity and death benefit payments	(1,340,086)	(552,282)	(457,074)	(474,018)	(12,887)	(3,455)	(1,011,487)	(88,697)

Net equity transactions	66,111,778	17,525,758	(2,657,737)	(2,379,098)	856,895	320,747	102,920,624	8,027,726

Net change in contract owners’ equity	96,097,040	31,302,509	(5,650,170)	2,758,540	808,216	370,774	107,525,385	8,986,724
Contract owners’ equity:
Beginning of period	72,409,886	41,107,377	38,458,226	35,699,686	481,250	110,476	10,318,407	1,331,683

End of period	$168,506,926	$72,409,886	$32,808,056	$38,458,226	$1,289,466	$481,250	$117,843,792	$10,318,407

Change in units:
Beginning units	2,790,680	2,027,488	2,001,144	2,123,760	39,223	10,434	747,497	116,773

Units purchased	3,372,206	1,911,479	470,385	473,533	95,915	30,283	7,722,415	739,231
Units redeemed	(1,212,070)	(1,148,287)	(604,303)	(596,149)	(27,601)	(1,494)	(676,582)	(108,507)

Ending units	4,950,816	2,790,680	1,867,226	2,001,144	107,537	39,223	7,793,330	747,497

(b)	Name change was effective May 1, 2007. Subaccount was formerly known as Equity.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

					UBS Series Trust		Old Mutual Insurance
	The Prudential Series Fund, Inc.				Class I		Series Fund
							Technology &
	Jennison 20/20 Focus		Jennison		U.S. Allocation		Communications
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(746,537)	$(376,739)	$(135,979)	$(103,945)	$62,954	$91,056	$(25,611)	$(32,618)
Reinvested capital gains	9,806,907	1,530,345	0	0	0	0	0	0
Realized gain (loss)	1,439,501	291,373	198,556	37,955	358,265	113,067	(488,166)	(435,309)
Unrealized gain (loss)	(6,335,043)	2,075,345	933,503	91,753	(328,599)	521,846	1,020,219	539,716

Net increase (decrease) in contract owners’ equity from operations	4,164,828	3,520,324	996,080	25,763	92,620	725,969	506,442	71,789

Equity transactions:
Contract purchase payments (note 1)	27,599,615	7,540,924	1,497,349	981,142	360	16,927	5,606	38,187
Extra credit fund deposits (note 1)	73,768	29,348	1,963	2,997	0	479	18	194
Transfers to and from fixed dollar contract and other subaccounts	44,001,553	10,730,867	279,215	1,511,011	(1,411,505)	(486,349)	(612,612)	(220,734)
Withdrawals and surrenders	(3,155,561)	(1,247,090)	(571,645)	(613,003)	(1,005,580)	(652,246)	(476,150)	(324,035)
Surrender charges (note 2)	(43,162)	(16,175)	(5,224)	(4,554)	(7,715)	(8,801)	(4,022)	(3,917)
Annual contract charges (note 2)	(254,417)	(73,668)	(39,536)	(20,619)	(17,656)	(20,030)	(4,071)	(4,721)
Annuity and death benefit payments	(759,690)	(285,692)	(146,379)	(148,356)	(102,732)	(132,979)	(40,645)	(31,217)

Net equity transactions	67,462,106	16,678,514	1,015,743	1,708,618	(2,544,828)	(1,282,999)	(1,131,876)	(546,243)

Net change in contract owners’ equity	71,626,934	20,198,838	2,011,823	1,734,381	(2,452,208)	(557,030)	(625,434)	(474,454)
Contract owners’ equity:
Beginning of period	38,371,376	18,172,538	9,474,441	7,740,060	7,712,031	8,269,061	2,299,991	2,774,445

End of period	$109,998,310	$38,371,376	$11,486,264	$9,474,441	$5,259,823	$7,712,031	$1,674,557	$2,299,991

Change in units:
Beginning units	2,718,252	1,445,589	1,299,121	1,061,682	735,452	862,457	1,195,252	1,490,626

Units purchased	5,637,026	1,813,916	363,631	430,493	1,773	11,435	14,228	73,019
Units redeemed	(1,174,588)	(541,253)	(229,548)	(193,054)	(238,317)	(138,440)	(547,802)	(368,393)

Ending units	7,180,690	2,718,252	1,433,204	1,299,121	498,908	735,452	661,678	1,195,252

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Fidelity Variable Insurance Products Fund — Service Class 2
	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,638,463)	$(1,685,091)	$(956,192)	$(306,202)	$(274,432)	$(272,618)	$764,665	$928,033
Reinvested capital gains	16,406,561	15,154,666	70,835,376	13,116,011	21,845	0	12,732,909	6,414,967
Realized gain (loss)	5,408,821	1,698,076	3,580,973	165,876	853,139	(93,070)	736,765	179,157
Unrealized gain (loss)	3,888,390	(627,601)	(40,256,673)	(35,084)	5,460,840	1,552,822	(16,902,088)	(87,342)

Net increase (decrease) in contract owners’ equity from operations	24,065,309	14,540,050	33,203,484	12,940,601	6,061,392	1,187,134	(2,667,749)	7,434,815

Equity transactions:
Contract purchase payments (note 1)	32,005,425	22,683,896	53,601,493	25,639,008	5,018,775	1,072,188	40,897,178	20,598,006
Extra credit fund deposits (note 1)	122,243	132,398	182,781	122,397	29,155	10,754	228,671	112,301
Transfers to and from fixed dollar contract and other subaccounts	11,660,094	20,335,959	56,011,923	47,824,703	4,443,621	717,765	46,631,169	23,587,443
Withdrawals and surrenders	(11,896,563)	(7,130,810)	(11,290,199)	(6,723,775)	(2,407,389)	(1,722,155)	(4,094,246)	(1,502,668)
Surrender charges (note 2)	(152,666)	(102,527)	(137,459)	(76,003)	(20,749)	(27,494)	(78,422)	(16,989)
Annual contract charges (note 2)	(772,500)	(405,692)	(829,047)	(314,985)	(58,874)	(37,437)	(507,101)	(101,281)
Annuity and death benefit payments	(3,208,598)	(2,208,258)	(3,009,179)	(2,034,927)	(665,241)	(540,469)	(2,646,139)	(516,807)

Net equity transactions	27,757,435	33,304,966	94,530,313	64,436,418	6,339,298	(526,848)	80,431,110	42,160,005

Net change in contract owners’ equity	51,822,744	47,845,016	127,733,797	77,377,019	12,400,690	660,286	77,763,361	49,594,820
Contract owners’ equity:
Beginning of period	167,475,894	119,630,878	171,690,165	94,313,146	23,843,580	23,183,294	76,946,515	27,351,695

End of period	$219,298,638	$167,475,894	$299,423,962	$171,690,165	$36,244,270	$23,843,580	$154,709,876	$76,946,515

Change in units:
Beginning units	8,191,215	6,486,031	13,241,862	7,997,541	3,472,525	3,549,776	5,258,758	2,213,011

Units purchased	3,583,751	3,400,462	9,943,785	7,011,745	1,785,325	572,464	8,056,270	3,847,854
Units redeemed	(2,346,223)	(1,695,278)	(3,239,713)	(1,767,424)	(1,033,147)	(649,715)	(2,736,758)	(802,107)

Ending units	9,428,743	8,191,215	19,945,934	13,241,862	4,224,703	3,472,525	10,578,270	5,258,758

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Janus Aspen Series — Service Shares
	Large Cap Growth		Worldwide Growth		Balanced		International Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(159,579)	$(206,429)	$(136,256)	$47,497	$585,659	$349,150	$(1,737,203)	$393,070
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(160,547)	(680,469)	1,484,805	799,699	1,997,410	927,364	12,770,030	479,450
Unrealized gain (loss)	2,861,972	2,666,149	(150,593)	1,471,306	2,704,869	3,874,185	39,992,263	20,364,281

Net increase (decrease) in contract owners’ equity from operations	2,541,846	1,779,251	1,197,956	2,318,502	5,287,938	5,150,699	51,025,090	21,236,801

Equity transactions:
Contract purchase payments (note 1)	1,966,619	788,178	2,427,003	640,488	4,047,695	2,892,514	77,182,932	32,773,399
Extra credit fund deposits (note 1)	25,654	10,264	9,902	1,700	24,558	24,525	360,543	176,868
Transfers to and from fixed dollar contract and other subaccounts	(241,723)	371,745	421,486	(843,809)	2,592,956	(522,274)	56,938,602	32,272,686
Withdrawals and surrenders	(2,689,582)	(2,062,237)	(1,903,343)	(1,712,373)	(6,587,100)	(6,032,346)	(6,059,081)	(2,539,304)
Surrender charges (note 2)	(16,934)	(32,118)	(15,223)	(27,267)	(45,250)	(86,614)	(92,628)	(25,286)
Annual contract charges (note 2)	(44,683)	(36,880)	(40,540)	(26,825)	(113,470)	(90,947)	(777,438)	(118,821)
Annuity and death benefit payments	(542,307)	(358,431)	(436,172)	(301,758)	(1,353,971)	(1,323,018)	(3,313,989)	(667,468)

Net equity transactions	(1,542,956)	(1,319,479)	463,113	(2,269,844)	(1,434,582)	(5,138,160)	124,238,941	61,872,074

Net change in contract owners’ equity	998,890	459,772	1,661,069	48,658	3,853,356	12,539	175,264,031	83,108,875
Contract owners’ equity:
Beginning of period	20,046,086	19,586,314	15,956,962	15,908,304	61,364,190	61,351,651	110,955,277	27,846,402

End of period	$21,044,976	$20,046,086	$17,618,031	$15,956,962	$65,217,546	$61,364,190	$286,219,308	$110,955,277

Change in units:
Beginning units	3,087,240	3,306,871	2,339,206	2,713,607	5,266,714	5,736,714	8,553,817	3,084,866

Units purchased	839,707	468,925	890,602	295,469	1,046,527	622,381	14,500,803	6,597,986
Units redeemed	(1,072,438)	(688,556)	(837,701)	(669,870)	(1,172,760)	(1,092,381)	(5,509,042)	(1,129,035)

Ending units	2,854,509	3,087,240	2,392,107	2,339,206	5,140,481	5,266,714	17,545,578	8,553,817

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	J.P. Morgan Series Trust II
	Small Company		Mid Cap Value
	Subaccount		Subaccount
	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(293,626)	$(280,952)	$(766,826)	$(901,588)
Reinvested capital gains	1,049,815	588,044	7,345,810	2,733,540
Realized gain (loss)	694,491	510,286	2,542,766	547,651
Unrealized gain (loss)	(2,908,588)	1,966,914	(8,408,196)	15,174,784

Net increase (decrease) in contract owners’ equity from operations	(1,457,908)	2,784,292	713,554	17,554,387

Equity transactions:
Contract purchase payments (note 1)	1,550,792	2,281,551	29,763,464	21,298,081
Extra credit fund deposits (note 1)	8,497	14,088	74,732	100,701
Transfers to and from fixed dollar contract and other subaccounts	(928,976)	449,062	8,777,901	22,134,470
Withdrawals and surrenders	(1,824,710)	(1,663,603)	(6,119,494)	(4,546,450)
Surrender charges (note 2)	(19,769)	(19,109)	(95,174)	(118,362)
Annual contract charges (note 2)	(90,813)	(72,037)	(850,663)	(488,101)
Annuity and death benefit payments	(396,907)	(334,984)	(2,668,310)	(1,793,533)

Net equity transactions	(1,701,886)	654,968	28,882,456	36,586,806

Net change in contract owners’ equity	(3,159,794)	3,439,260	29,596,010	54,141,193
Contract owners’ equity:
Beginning of period	23,207,403	19,768,143	146,615,190	92,473,997

End of period	$20,047,609	$23,207,403	$176,211,200	$146,615,190

Change in units:
Beginning units	1,624,175	1,569,988	7,073,341	5,145,910

Units purchased	345,917	456,305	3,177,735	2,911,917
Units redeemed	(461,624)	(402,118)	(1,839,112)	(984,486)

Ending units	1,508,468	1,624,175	8,411,964	7,073,341

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	AllianceBernstein Variable Product Series Fund, Inc. — Class B
	Global Bond		Growth & Income		Small Cap Growth
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,500	$392	$(2,067)	$(2,935)	$(1,783)	$(2,639)
Reinvested capital gains	0	3,195	50,939	75,552	0	0
Realized gain (loss)	(611)	(1,321)	123,343	71,008	20,864	24,940
Unrealized gain (loss)	18,451	9,358	(122,961)	57,966	(2,755)	(7,564)

Net increase (decrease) in contract owners’ equity from operations	22,340	11,624	49,254	201,591	16,326	14,737

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposits (note 1)	0	0	0	0	0	0
Transfers to and from fixed dollar contract and other subaccounts	(60,029)	(13,097)	(418,392)	16,371	242	(2,762)
Withdrawals and surrenders	(27,378)	(15,346)	(183,394)	(229,352)	(52,350)	(80,143)
Surrender charges (note 2)	(267)	(164)	(658)	(544)	(17)	(164)
Annual contract charges (note 2)	(18)	(106)	(955)	(1,810)	(199)	(239)
Annuity and death benefit payments	(2,241)	(7,638)	(5,096)	(67,264)	0	(746)

Net equity transactions	(89,933)	(36,351)	(608,495)	(282,599)	(52,324)	(84,054)

Net change in contract owners’ equity	(67,593)	(24,727)	(559,241)	(81,008)	(35,998)	(69,317)
Contract owners’ equity:
Beginning of period	336,653	361,380	1,351,521	1,432,529	155,655	224,972

End of period	$269,060	$336,653	$792,280	$1,351,521	$119,657	$155,655

Change in units:
Beginning units	27,705	30,679	106,351	130,053	10,774	16,983

Units purchased	123	705	129	15,951	86	69
Units redeemed	(7,541)	(3,679)	(46,218)	(39,653)	(3,444)	(6,278)

Ending units	20,287	27,705	60,262	106,351	7,416	10,774

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	MFS Variable Insurance Trust — Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(45,044)	$(35,981)	$(61,646)	$(57,813)	$(324,944)	$(81,360)	$770,546	$612,268
Reinvested capital gains	215,621	50,931	0	0	816,209	165,219	1,876,499	2,276,663
Realized gain (loss)	196,495	90,147	202,729	139,523	276,256	105,098	1,107,881	921,651
Unrealized gain (loss)	(391,140)	201,704	314,079	181,610	532,359	128,336	(1,900,117)	3,137,400

Net increase (decrease) in contract owners’ equity operations	(24,068)	306,801	455,162	263,320	1,299,880	317,293	1,854,809	6,947,982

Equity transactions:
Contract purchase payments (note 1)	1,043,816	294,283	632,955	327,016	8,436,068	4,461,656	7,001,060	2,930,556
Extra credit fund deposits (note 1)	2,536	413	9,242	5,483	50,888	22,433	27,810	9,026
Transfers to and from fixed dollar contract and other subaccounts	668,024	(95,822)	141,550	(70,671)	6,918,796	3,455,610	4,737,608	(1,169,147)
Withdrawals and surrenders	(415,420)	(164,138)	(385,024)	(196,506)	(848,592)	(220,083)	(6,122,567)	(6,587,398)
Surrender charges (note 2)	(2,658)	(3,302)	(1,868)	(2,578)	(18,602)	(4,655)	(78,455)	(110,620)
Annual contract charges (note 2)	(12,499)	(7,262)	(16,943)	(10,098)	(96,719)	(11,209)	(209,607)	(155,025)
Annuity and death benefit payments	(60,484)	(41,922)	(88,924)	(51,149)	(438,429)	(51,524)	(1,987,448)	(1,428,354)

Net equity transactions	1,223,315	(17,750)	290,988	1,497	14,003,410	7,652,228	3,368,401	(6,510,962)

Net change in contract owners’ equity	1,199,247	289,051	746,150	264,817	15,303,290	7,969,521	5,223,210	437,020
Contract owners’ equity:
Beginning of period	3,031,563	2,742,512	4,826,384	4,561,567	12,752,239	4,782,718	73,635,660	73,198,640

End of period	$4,230,810	$3,031,563	$5,572,534	$4,826,384	$28,055,529	$12,752,239	$78,858,870	$73,635,660

Change in units:
Beginning units	242,559	244,662	445,801	446,174	1,318,511	499,044	5,475,089	5,995,994

Units purchased	196,983	62,942	126,452	122,449	2,185,839	953,184	1,403,969	1,082,559
Units redeemed	(101,271)	(65,045)	(102,799)	(122,822)	(819,687)	(133,717)	(1,158,339)	(1,603,464)

Ending units	338,271	242,559	469,454	445,801	2,684,663	1,318,511	5,720,719	5,475,089

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	PIMCO Variable Insurance Trust — Administrative Shares
	Real Return		Total Return		Global Bond
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$6,755,608	$5,221,913	$9,236,701	$2,378,798	$478,749	$299,065
Reinvested capital gains	503,650	5,021,815	0	690,133	64,320	0
Realized gain (loss)	(1,138,424)	(109,427)	884,004	(55,511)	25,568	(62,689)
Unrealized gain (loss)	12,053,266	(10,664,091)	12,963,581	(1,089,519)	1,514,206	229,996

Net increase (decrease) in contract owners’ equity from operations	18,174,100	(529,790)	23,084,286	1,923,901	2,082,843	466,372

Equity transactions:
Contract purchase payments (note 1)	14,777,725	22,869,649	93,203,735	33,246,917	3,957,416	2,723,219
Extra credit fund deposits (note 1)	69,604	149,675	483,921	184,689	26,441	18,785
Transfers to and from fixed dollar contract and other subaccounts	4,524,431	37,252,235	137,589,616	53,244,517	8,143,646	4,389,437
Withdrawals and surrenders	(10,148,523)	(7,172,271)	(9,202,459)	(4,448,268)	(919,227)	(554,828)
Surrender charges (note 2)	(142,472)	(127,458)	(146,073)	(63,177)	(10,255)	(9,839)
Annual contract charges (note 2)	(1,022,779)	(664,711)	(1,125,180)	(205,342)	(85,635)	(41,471)
Annuity and death benefit payments	(4,023,145)	(3,759,642)	(5,206,023)	(1,224,745)	(422,057)	(292,726)

Net equity transactions	4,034,841	48,547,477	215,597,537	80,734,591	10,690,329	6,232,577

Net change in contract owners’ equity	22,208,941	48,017,687	238,681,823	82,658,492	12,773,172	6,698,949
Contract owners’ equity:
Beginning of period	189,988,595	141,970,908	138,363,549	55,705,057	18,875,942	12,176,993

End of period	$212,197,536	$189,988,595	$377,045,372	$138,363,549	$31,649,114	$18,875,942

Change in units:
Beginning units	15,376,836	11,423,056	11,943,468	4,929,407	1,503,795	1,002,311

Units purchased	5,242,817	6,658,337	24,390,670	8,355,209	1,340,801	770,810
Units redeemed	(4,904,968)	(2,704,557)	(6,050,813)	(1,341,148)	(516,063)	(269,326)

Ending units	15,714,685	15,376,836	30,283,325	11,943,468	2,328,533	1,503,795

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

			Dreyfus Variable
	Calvert Variable		Investment Fund —
	Series, Inc.		Service Shares		Royce Capital Fund
	Social Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,538)	$(5,016)	$(6,552)	$(5,111)	$(1,426,111)	$(966,163)	$290,897	$(500,001)
Reinvested capital gains	18,042	0	0	0	5,932,210	4,123,767	7,800,293	3,197,549
Realized gain (loss)	32,609	17,920	411,038	122,584	1,162,565	582,361	1,199,327	194,829
Unrealized gain (loss)	(13,668)	22,501	81,376	975,659	(11,637,089)	6,671,142	(8,250,728)	5,047,443

Net increase (decrease) in contract owners’ equity operations	32,445	35,405	485,862	1,093,132	(5,968,425)	10,411,107	1,039,789	7,939,820

Equity transactions:
Contract purchase payments (note 1)	14,635	14,609	1,818,307	881,778	25,455,236	11,310,301	22,384,424	13,779,651
Extra credit fund deposits (note 1)	0	0	2,184	2,195	87,254	66,167	73,978	43,084
Transfers to and from fixed dollar contract and other subaccounts	(19,044)	(13,389)	573,421	855,845	26,261,753	13,298,211	11,077,829	12,759,628
Withdrawals and surrenders	(77,484)	(59,192)	(976,168)	(420,420)	(4,974,119)	(3,906,857)	(2,746,493)	(2,096,545)
Surrender charges (note 2)	(227)	(1,182)	(12,302)	(4,172)	(72,752)	(75,983)	(38,602)	(36,253)
Annual contract charges (note 2)	(690)	(766)	(41,928)	(26,611)	(429,552)	(237,281)	(338,169)	(157,451)
Annuity and death benefit payments	(1,833)	(493)	(170,395)	(304,175)	(1,727,887)	(999,465)	(1,203,199)	(497,741)

Net equity transactions	(84,643)	(60,413)	1,193,119	984,440	44,599,933	19,455,093	29,209,768	23,794,373

Net change in contract owners’ equity	(52,198)	(25,008)	1,678,981	2,077,572	38,631,508	29,866,200	30,249,557	31,734,193
Contract owners’ equity:
Beginning of period	419,295	444,303	8,987,975	6,910,403	93,690,040	63,823,840	63,015,255	31,281,062

End of period	$367,097	$419,295	$10,666,956	$8,987,975	$132,321,548	$93,690,040	$93,264,812	$63,015,255

Change in units:
Beginning units	51,046	58,790	630,474	555,624	4,444,365	3,452,972	2,899,163	1,720,147

Units purchased	2,389	1,894	270,600	191,022	3,143,304	1,860,334	2,090,897	1,620,704
Units redeemed	(12,199)	(9,638)	(190,929)	(116,172)	(1,083,710)	(868,941)	(807,941)	(441,688)

Ending units	41,236	51,046	710,145	630,474	6,503,959	4,444,365	4,182,119	2,899,163

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Van Kampen Universal Institutional Funds — Class II
					International
	Core Plus Fixed Income		U.S. Real Estate		Growth Equity		Equity Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006(d)	2007	2006(d)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$94,390	$100,395	$(341,510)	$(206,853)	$(143,558)	$(888)	$(11,888)	$(752)
Reinvested capital gains	0	20,672	11,034,402	4,047,672	1,023,900	0	0	0
Realized gain (loss)	74,933	(12,244)	(356,975)	1,051,919	161,446	1,323	30,044	99
Unrealized gain (loss)	926,551	(21,138)	(37,008,481)	14,431,833	50,358	43,287	133,993	10,572

Net increase (decrease) in contract owners’ equity operations	1,095,874	87,685	(26,672,564)	19,324,571	1,092,146	43,722	152,149	9,919

Equity transactions:
Contract purchase payments (note 1)	15,984,056	415,384	30,779,161	18,946,486	19,182,155	206,948	853,664	95,801
Extra credit fund deposits (note 1)	62,734	734	162,232	133,710	61,671	1,909	12,181	0
Transfers to and from fixed dollar contract and other subaccounts	32,674,455	312,358	34,900,903	15,551,408	29,996,445	310,723	1,049,679	164,010
Withdrawals and surrenders	(497,637)	(102,494)	(3,119,580)	(1,739,862)	(190,202)	0	(43,614)	0
Surrender charges (note 2)	(11,224)	(2,606)	(73,661)	(48,375)	(4,707)	0	(48)	0
Annual contract charges (note 2)	(72,701)	(11,891)	(537,292)	(234,245)	(50,910)	(236)	(3,321)	0
Annuity and death benefit payments	(307,594)	(128,947)	(1,875,466)	(749,884)	(221,758)	(1,482)	(18,570)	(299)

Net equity transactions	47,832,089	482,538	60,236,297	31,859,238	48,772,694	517,862	1,849,971	259,512

Net change in contract owners’ equity	48,927,963	570,223	33,563,733	51,183,809	49,864,840	561,584	2,002,120	269,431
Contract owners’ equity:
Beginning of period	4,274,217	3,703,994	92,281,238	41,097,429	561,584	0	269,431	0

End of period	$53,202,180	$4,274,217	$125,844,971	$92,281,238	$50,426,424	$561,584	$2,271,551	$269,431

Change in units:
Beginning units	344,806	305,534	3,430,851	2,076,598	52,130	0	26,305	0

Units purchased	4,097,698	129,417	3,815,404	1,918,740	4,305,127	57,617	178,031	28,572
Units redeemed	(317,167)	(90,145)	(1,516,432)	(564,487)	(207,068)	(5,487)	(19,616)	(2,267)

Ending units	4,125,337	344,806	5,729,823	3,430,851	4,150,189	52,130	184,720	26,305

(d)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Franklin Templeton Variable Insurance Products Trust — Class 2
	Franklin Income		Franklin Flex Cap		Templeton Foreign
	Securities		Growth Securities		Securities
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,286,349	$764,957	$(456,494)	$(48,208)	$378,500	$(46,170)
Reinvested capital gains	707,647	172,022	0	0	2,948,722	0
Realized gain (loss)	539,730	26,680	441,956	9,050	802,855	52,054
Unrealized gain (loss)	(2,554,341)	5,487,735	1,887,781	156,245	4,837,766	4,794,666

Net increase (decrease) in contract owners’ equity from operations	979,385	6,451,394	1,873,243	117,087	8,967,843	4,800,550

Equity transactions:
Contract purchase payments (note 1)	35,600,964	12,054,016	35,974,772	984,444	28,046,167	10,819,210
Extra credit fund deposits (note 1)	125,896	43,263	142,617	1,433	72,520	17,542
Transfers to and from fixed dollar contract and other subaccounts	54,036,771	36,719,430	71,269,433	1,683,431	25,333,903	19,628,812
Withdrawals and surrenders	(3,705,370)	(1,119,520)	(571,187)	(187,660)	(1,568,899)	(544,976)
Surrender charges (note 2)	(64,658)	(12,805)	(9,379)	(2,469)	(23,239)	(9,971)
Annual contract charges (note 2)	(416,587)	(103,830)	(142,536)	(11,554)	(302,811)	(74,726)
Annuity and death benefit payments	(2,024,242)	(611,814)	(490,768)	(91,551)	(1,038,833)	(318,614)

Net equity transactions	83,552,774	46,968,740	106,172,952	2,376,074	50,518,808	29,517,277

Net change in contract owners’ equity	84,532,159	53,420,134	108,046,195	2,493,161	59,486,651	34,317,827
Contract owners’ equity:
Beginning of period	71,251,414	17,831,280	4,709,278	2,216,117	43,508,911	9,191,084

End of period	$155,783,573	$71,251,414	$112,755,473	$4,709,278	$102,995,562	$43,508,911

Change in units:
Beginning units	5,883,267	1,719,883	407,742	199,127	3,246,053	821,686

Units purchased	9,037,950	4,893,497	8,687,554	285,546	4,418,026	2,789,832
Units redeemed	(2,354,479)	(730,113)	(462,184)	(76,931)	(920,569)	(365,465)

Ending units	12,566,738	5,883,267	8,633,112	407,742	6,743,510	3,246,053

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Neuberger Berman
	Advisers Management
	Trust — S Class
	AMT Regency		Total
	Subaccount		Subaccounts
	2007	2006(d)	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(640,011)	$(23,730)	$5,091,518	$2,165,996
Reinvested capital gains	2,776,719	586,505	241,750,439	77,362,510
Realized gain (loss)	(170,813)	(1,922)	116,444,597	27,300,991
Unrealized gain (loss)	(3,908,880)	858,802	(113,056,292)	256,249,164

Net increase (decrease) in contract owners’ equity from operations	(1,942,985)	1,419,655	250,230,262	363,078,661

Equity transactions:
Contract purchase payments (note 1)	40,997,262	15,040,559	1,528,276,252	822,785,397
Extra credit fund deposits (note 1)	210,299	76,270	6,443,725	4,181,929
Transfers to and from fixed dollar contract and other subaccounts	56,452,434	12,637,608	644,694,013	393,290,228
Withdrawals and surrenders	(1,362,988)	(74,217)	(303,752,074)	(233,907,031)
Surrender charges (note 2)	(33,738)	(563)	(3,584,183)	(2,986,399)
Annual contract charges (note 2)	(325,954)	(2,316)	(19,584,752)	(9,040,997)
Annuity and death benefit payments	(1,538,875)	(56,806)	(93,643,816)	(53,397,252)

Net equity transactions	94,398,440	27,620,535	1,758,849,165	920,925,875

Net change in contract owners’ equity	92,455,455	29,040,190	2,009,079,427	1,284,004,536
Contract owners’ equity:
Beginning of period	29,040,190	0	3,974,557,718	2,690,553,182

End of period	$121,495,645	$29,040,190	$5,983,637,145	$3,974,557,718

Change in units:
Beginning units	2,852,675	0	290,128,907	215,050,140

Units purchased	10,664,508	2,879,658	274,664,006	157,430,241
Units redeemed	(1,785,141)	(26,983)	(146,217,017)	(82,351,474)

Ending units	11,732,042	2,852,675	418,575,896	290,128,907

(d)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2007

(1)	Basis of Presentation and Summary of Significant Accounting Policies

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small Co., Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Blue Chip, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target VIP, Target Equity/Income, and Bristol Growth

Dow Target 10 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Dow Target 5 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Fidelity Variable Insurance Products Fund:  VIP Growth, VIP Equity-Income, and VIP High Income

Janus Aspen Series — Institutional Shares:  Large Cap Growth, International Growth, Worldwide Growth, and Balanced

Legg Mason Partners Variable Equity Trust — Class:  Fundamental Value, Capital and Income, and Investors

Wells Fargo Advantage Variable Trust Funds:  Opportunity, Small/Mid Cap Value, and Discovery

Van Kampen Universal Institutional Funds — Class I:  Core Plus Fixed Income, U.S. Real Estate, Value, and Emerging Markets Debt

Goldman Sachs Variable Insurance Trust:  Growth & Income, Structured U.S. Equity, and Capital Growth

Lazard Retirement Series Inc.:  Emerging Markets, Small Cap, U.S. Strategic Equity, and International Equity

The Prudential Series Fund Inc.:  Jennison 20/20 Focus and Jennison

UBS Series Trust — Class I:  U.S. Allocation

Old Mutual Insurance Series Fund:  Technology & Communications

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, and VIP Equity-Income

Janus Aspen Series — Service Shares:  Large Cap Growth, Worldwide Growth, Balanced, and International Growth

J.P. Morgan Series Trust II: Small Company and Mid Cap Value

AllianceBernstein Variable Product Series Fund Inc. — Class B:  Global Bond, Growth & Income, and Small Cap Growth

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust — Administrative Shares:  Real Return, Total Return, and Global Bond

Calvert Variable Series Inc:  Social Equity

Dreyfus Variable Investment Fund — Service Shares:  Appreciation

Royce Capital Fund:  Small-Cap and Micro-Cap

Van Kampen Universal Institutional Funds — Class II:  Core Plus Fixed Income, U.S. Real Estate, International Growth Equity, and Equity Growth

Franklin Templeton Variable Insurance Products Trust — Class 2:  Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

The underlying funds in which the subaccounts invests, other than The Dow Target Variable Fund LLC, Dow Target 10 and Dow Target 5 Portfolios, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The funds’ investments are subject to varying degrees of market, interest

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2007. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow Target Variable Fund LLC in which the Account invests. For these services, ONI received fees of approximately $17.7 million $14.6 million for the years ended December 31, 2007 and 2006, respectively.

For certain products, ONLIC credits an extra amount to the contract holder’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts. Net transfers the ONLIC fixed portion of annuity contracts from the Account totaled approximately $644.7 million and $393.3 million for the years ended December 31, 2007 and 2006, respectively.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds with similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

ONLIC offers deferred variable contracts through the Account. The primary distribution for the contracts is conducted by an affiliate, although other means of distribution may be utilized.

(2) Risk & Administrative Expense and Contract Charges

Although variable annuity payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment	Variable Interest	Flexible Payment
	Combination	Annuity “VIA”	Combination	Top I

Mortality and Expense Risk Fees
(May increase annually to a pre-determine maximum, based on product).	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	No charge	No charge	$25	$30

Transfer Fee — per transfer.
(currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15

	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit
Purchase Payment Charges	premium	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	No charge	No charge	6% in the first year to 0% in the seventh year	5% of payments in the last eight years on amount surrendered

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

The following basic charges are assessed through reduction of daily unit values:

			Investar
			Vision &
	Top		Top	Top
	Tradition	Top Plus	Spectrum	Explorer

Mortality and Expense Risk Fees
(May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.10%	0.90%	1.40%	1.30%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	$30	No charge	$35	$35

Transfer Fee — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	7.75% of payments in the last eight years on amount surrendered	6% in the first year to 0% in the seventh year	7% in the first year to 0% in the eighth year	7% in the first year to 0% in the eighth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	Oncore &	Oncore &	Oncore &	Oncore &
	Firstar	Firstar	Firstar	Firstar
	Oncore	Oncore	Oncore	Oncore
	Flex	Value	Premier	Xtra

Mortality and Expense Risk Fees	1.15%	0.65%	1.15%	1.15%
Administrative Expenses	0.35%	0.25%	0.25%	0.25%

Total expenses	1.50%	0.90%	1.40%	1.40%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

The following charges are assessed through the redemption of units:

	Oncore &	Oncore &	Oncore &	Oncore &
	Firstar	Firstar	Firstar	Firstar
	Oncore	Oncore	Oncore	Oncore
	Flex	Value	Premier	Xtra

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000	$30	$30	$30	$30

Transfer Fee — per transfer
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	No charge	6% in the first year to 0% in the seventh year	6% in the first year to 0% in the seventh year	9% in the first year to 0% in the ninth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider 80 Plus (“GMDBR80 Plus”)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
Optional Guaranteed Minimum Death Benefit Rider 85 Plus (“GMDBR85 Plus”)	0.45%	0.45%	0.45%	0.45%
Annual Reset Death Benefit Rider (“ARDBR”)	0.60%	0.60%	0.60%	0.60%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

	Oncore &	Oncore &	Oncore &	Oncore &
	Firstar	Firstar	Firstar	Firstar
	Oncore	Oncore	Oncore	Oncore
	Flex	Value	Premier	Xtra

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB	0.45%	0.45%	0.45%	0.45%
GMIB Plus	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset	0.70%	0.70%	0.70%	0.70%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee	0.40%	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount	0.25%	0.20%	0.20%	0.20%

The following basic charges are assessed through reduction of daily unit values:

	Oncore &
	Firstar
	Oncore	Oncore	Oncore
	Lite	Ultra	Wrap

Mortality and Expense Risk Fees	1.15%	1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%

Total expenses	1.40%	1.40%	0.65%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000	$30	$30	$30

Transfer Fee — per transfer
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	7% in the first year to 0% in the fourth year	7% in the first year to 0% in the fourth year	No charge

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider 80 Plus (“GMDBR80 Plus”)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
Optional Guaranteed Minimum Death Benefit Rider 85 Plus (“GMDBR85 Plus”)	0.45%	0.45%	0.45%
Annual Reset Death Benefit Rider (“ARDBR”)	0.60%	0.60%	0.60%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB	0.45%	0.45%	0.45%
GMIB Plus	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset	0.70%	0.70%	0.70%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee	0.50%	0.50%	0.50%
GPA with 7% guarantee	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount	0.25%	0.25%	0.25%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4) Fund Mergers & Replacements

Effective August 27, 2004, the Subaccounts of the First American Insurance Corporate Bond and Equity Income Portfolios were terminated. The remaining value on the day of termination was moved to the Subaccount of the Ohio National Fund, Inc. Money Market Portfolio.

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.

Effective April 27, 2007, the Legg Mason Partners Variable Portfolios I, Inc. had a fund reorganization resulting in the newly created Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio was merged into the Fundamental Value Portfolio, and the Total Return Portfolio was merged into the Capital and Income Portfolio.

(5) New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Account does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(6) Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2007
Annual Payment Combination	9,680	$183.167677	$1,773,029	1.00%	–6.83%	0.04%
Flexible Payment Combination	3,487	$101.919597	$355,430	1.10%	–6.92%	0.04%
Top I	39,732	$81.569805	$3,240,925	1.10%	–6.92%	0.04%
Top Tradition	424,121	$70.195145	$29,771,221	1.10%	–6.92%	0.04%
Top Plus	183,537	$24.508128	$4,498,149	0.90%	–6.73%	0.04%
Investar Vision & Top Spectrum	41,716	$15.357420	$640,654	1.40%	–7.20%	0.04%
Top Explorer	329,024	$15.842232	$5,212,480	1.30%	–7.10%	0.04%
Oncore & Firstar Oncore Flex	242,575	$11.507251	$2,791,371	1.50%	–7.29%	0.04%
Oncore & Firstar Oncore Value	5,039,310	$12.102729	$60,989,404	0.90%	–6.73%	0.05%
Oncore & Firstar Oncore Premier	7,466,837	$11.604134	$86,646,178	1.40%	–7.20%	0.04%
Oncore & Firstar Oncore Xtra	6,525,448	$11.604134	$75,722,171	1.40%	–7.20%	0.04%
Oncore & Firstar Oncore Lite	9,988,394	$11.604134	$115,906,658	1.40%	–7.20%	0.04%
Oncore Ultra	349,462	$11.604134	$4,055,200	1.40%	–7.20%	0.04%
Oncore Wrap	1,955	$9.781119	$19,122	0.65%	–6.50%	0.09%

	30,645,278		$391,621,992

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Equity Subaccount (continued)
2006
Annual Payment Combination	10,112	$196.588409	$1,987,901	1.00%	5.61%	0.00%
Flexible Payment Combination	4,266	$109.496222	$467,094	1.10%	5.51%	0.00%
Top I	46,445	$87.633645	$4,070,157	1.10%	5.51%	0.00%
Top Tradition	500,404	$75.413400	$37,737,171	1.10%	5.51%	0.00%
Top Plus	230,792	$26.277610	$6,064,655	0.90%	5.72%	0.00%
Investar Vision & Top Spectrum	58,657	$16.548346	$970,680	1.40%	5.20%	0.00%
Top Explorer	398,797	$17.053786	$6,801,000	1.30%	5.30%	0.00%
Oncore & Firstar Oncore Flex	270,002	$12.411897	$3,351,232	1.50%	5.09%	0.00%
Oncore & Firstar Oncore Value	4,335,911	$12.976550	$56,265,167	0.90%	5.72%	0.00%
Oncore & Firstar Oncore Premier	8,263,673	$12.504004	$103,329,007	1.40%	5.20%	0.00%
Oncore & Firstar Oncore Xtra	7,052,263	$12.504004	$88,181,527	1.40%	5.20%	0.00%
Oncore & Firstar Oncore Lite	7,279,217	$12.504004	$91,019,359	1.40%	5.20%	0.00%
Oncore Ultra	96,386	$12.504004	$1,205,210	1.40%	17.01%	0.00%	8/7/06

	28,546,925		$401,450,160

2005
Annual Payment Combination	11,298	$186.140212	$2,102,963	1.00%	5.06%	0.00%
Flexible Payment Combination	4,490	$103.779142	$466,008	1.10%	4.95%	0.00%
Top I	55,439	$83.058068	$4,604,627	1.10%	4.95%	0.00%
Top Tradition	600,566	$71.475875	$42,926,004	1.10%	4.95%	0.00%
Top Plus	312,123	$24.856418	$7,758,252	0.90%	5.16%	0.00%
Investar Vision & Top Spectrum	101,320	$15.730740	$1,593,840	1.40%	4.64%	0.00%
Top Explorer	481,244	$16.195237	$7,793,853	1.30%	4.75%	0.00%
Oncore & Firstar Oncore Flex	381,999	$11.810265	$4,511,512	1.50%	4.54%	0.00%
Oncore & Firstar Oncore Value	4,292,293	$12.274730	$52,686,733	0.90%	5.16%	0.00%
Oncore & Firstar Oncore Premier	9,122,126	$11.886220	$108,427,596	1.40%	4.64%	0.00%
Oncore & Firstar Oncore Xtra	7,489,248	$11.886220	$89,018,846	1.40%	4.64%	0.00%
Oncore & Firstar Oncore Lite	5,548,866	$11.886220	$65,955,060	1.40%	4.64%	0.00%

	28,401,012		$387,845,294

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Equity Subaccount (continued)
2004
Annual Payment Combination	12,256	$177.180659	$2,171,529	1.00%	11.32%	0.05%
Flexible Payment Combination	5,271	$98.881397	$521,180	1.10%	11.21%	0.04%
Top I	61,451	$79.138232	$4,863,084	1.10%	11.21%	0.04%
Top Tradition	693,379	$68.102644	$47,220,910	1.10%	11.21%	0.04%
Top Plus	406,952	$23.636618	$9,618,976	0.90%	11.43%	0.04%
Investar Vision & Top Spectrum	137,163	$15.032687	$2,061,925	1.40%	10.88%	0.04%
Top Explorer	518,844	$15.461335	$8,022,019	1.30%	10.99%	0.05%
Oncore & Firstar Oncore Flex	446,498	$11.297273	$5,044,214	1.50%	10.77%	0.04%
Oncore & Firstar Oncore Value	3,704,388	$11.672365	$43,238,964	0.90%	11.43%	0.05%
Oncore & Firstar Oncore Premier	8,444,254	$11.358762	$95,916,295	1.40%	10.88%	0.05%
Oncore & Firstar Oncore Xtra	8,022,590	$11.358762	$91,126,692	1.40%	10.88%	0.05%
Oncore & Firstar Oncore Lite	3,393,994	$11.358762	$38,551,566	1.40%	10.88%	0.05%

	25,847,040		$348,357,354

2003
Annual Payment Combination	12,825	$159.164373	$2,041,273	1.00%	42.92%	0.18%
Flexible Payment Combination	5,999	$88.914984	$533,442	1.10%	42.78%	0.18%
Top I	68,121	$71.161763	$4,847,631	1.10%	42.78%	0.19%
Top Tradition	780,609	$61.238468	$47,803,300	1.10%	42.78%	0.18%
Top Plus	468,185	$21.212109	$9,931,191	0.90%	43.06%	0.18%
Investar Vision & Top Spectrum	142,254	$13.557748	$1,928,641	1.40%	42.36%	0.18%
Top Explorer	496,092	$13.930542	$6,910,827	1.30%	42.50%	0.18%
Oncore & Firstar Oncore Flex	469,009	$10.198917	$4,783,388	1.50%	42.22%	0.18%
Oncore & Firstar Oncore Value	2,772,163	$10.475080	$29,038,630	0.90%	43.06%	0.18%
Oncore & Firstar Oncore Premier	6,845,493	$10.244290	$70,127,202	1.40%	42.36%	0.18%
Oncore & Firstar Oncore Xtra	6,964,372	$10.244290	$71,345,046	1.40%	42.36%	0.18%
Oncore & Firstar Oncore Lite	2,284,880	$10.244290	$23,406,976	1.40%	42.36%	0.18%

	21,310,002		$272,697,547

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Money Market Subaccount
2007
Variable Interest Annuity “VIA”	1,512	$34.167785	$51,676	1.30%	3.60%	4.78%
Top I	3,682	$25.889640	$95,337	1.30%	3.60%	4.80%
Top Tradition	103,486	$23.436436	$2,425,354	1.10%	3.81%	4.76%
Top Plus	73,398	$15.387239	$1,129,397	0.90%	4.01%	4.80%
Investar Vision & Top Spectrum	68,778	$12.895929	$886,958	1.40%	3.50%	4.71%
Top Explorer	221,081	$12.914120	$2,855,068	1.30%	3.60%	4.82%
Oncore & Firstar Oncore Flex	666,919	$12.135696	$8,093,523	1.50%	3.39%	4.95%
Oncore & Firstar Oncore Value	2,825,498	$12.852161	$36,313,760	0.90%	4.01%	4.79%
Oncore & Firstar Oncore Premier	4,951,017	$12.251911	$60,659,385	1.40%	3.50%	4.81%
Oncore & Firstar Oncore Xtra	5,614,773	$12.251911	$68,791,700	1.40%	3.50%	4.81%
Oncore & Firstar Oncore Lite	7,012,389	$12.251911	$85,915,168	1.40%	3.50%	4.81%
Oncore Ultra	327,547	$12.251911	$4,013,081	1.40%	3.50%	4.81%
Oncore Wrap	4,984	$10.497730	$52,324	0.65%	4.27%	5.44%

	21,875,064		$271,282,731

2006
Variable Interest Annuity “VIA”	1,650	$32.980496	$54,420	1.30%	3.43%	4.56%
Top I	3,368	$24.990005	$84,155	1.30%	3.43%	4.49%
Top Tradition	101,475	$22.577180	$2,291,019	1.10%	3.63%	4.67%
Top Plus	53,265	$14.793588	$787,973	0.90%	3.84%	4.65%
Investar Vision & Top Spectrum	114,065	$12.460186	$1,421,269	1.40%	3.32%	4.49%
Top Explorer	149,459	$12.465373	$1,863,058	1.30%	3.43%	4.62%
Oncore & Firstar Oncore Flex	106,450	$11.737255	$1,249,434	1.50%	3.22%	4.77%
Oncore & Firstar Oncore Value	2,113,986	$12.356324	$26,121,101	0.90%	3.84%	4.71%
Oncore & Firstar Oncore Premier	4,195,347	$11.837926	$49,664,224	1.40%	3.32%	4.71%
Oncore & Firstar Oncore Xtra	4,495,567	$11.837926	$53,218,185	1.40%	3.32%	4.71%
Oncore & Firstar Oncore Lite	5,472,912	$11.837926	$64,787,922	1.40%	3.32%	4.71%
Oncore Ultra	153,059	$11.837926	$1,811,897	1.40%	1.42%	4.71%	8/7/06

	16,960,603		$203,354,657

2005
Variable Interest Annuity “VIA”	1,662	$31.887866	$52,997	1.30%	1.62%	1.84%
Top I	5,113	$24.162099	$123,538	1.30%	1.62%	3.08%
Top Tradition	85,123	$21.786258	$1,854,510	1.10%	1.82%	2.76%
Top Plus	38,666	$14.247177	$550,880	0.90%	2.02%	2.89%
Investar Vision & Top Spectrum	149,232	$12.059261	$1,799,622	1.40%	1.52%	2.70%
Top Explorer	109,579	$12.052402	$1,320,696	1.30%	1.62%	2.83%
Oncore & Firstar Oncore Flex	55,353	$11.370759	$629,409	1.50%	1.42%	2.93%
Oncore & Firstar Oncore Value	1,299,573	$11.899930	$15,464,822	0.90%	2.02%	3.06%
Oncore & Firstar Oncore Premier	2,993,289	$11.457019	$34,294,170	1.40%	1.52%	2.93%
Oncore & Firstar Oncore Xtra	3,295,664	$11.457019	$37,758,488	1.40%	1.52%	2.93%
Oncore & Firstar Oncore Lite	2,743,376	$11.457019	$31,430,917	1.40%	1.52%	2.93%

	10,776,630		$125,280,049

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Money Market Subaccount (continued)
2004
Variable Interest Annuity “VIA”	1,875	$31.379976	$58,836	1.30%	–0.29%	0.97%
Top I	7,798	$23.777267	$185,422	1.30%	–0.29%	0.95%
Top Tradition	122,529	$21.397075	$2,621,757	1.10%	–0.09%	0.91%
Top Plus	35,635	$13.965057	$497,650	0.90%	0.11%	0.86%
Investar Vision & Top Spectrum	253,390	$11.878886	$3,009,994	1.40%	–0.39%	1.60%
Top Explorer	148,305	$11.860446	$1,758,962	1.30%	–0.29%	0.97%
Oncore & Firstar Oncore Flex	71,225	$11.211700	$798,555	1.50%	–0.49%	0.89%
Oncore & Firstar Oncore Value	718,003	$11.664280	$8,374,993	0.90%	0.11%	1.08%
Oncore & Firstar Oncore Premier	2,431,771	$11.285650	$27,444,115	1.40%	–0.39%	1.04%
Oncore & Firstar Oncore Xtra	2,865,034	$11.285650	$32,333,767	1.40%	–0.39%	1.04%
Oncore & Firstar Oncore Lite	1,754,461	$11.285650	$19,800,230	1.40%	–0.39%	1.04%

	8,410,026		$96,884,281

2003
Variable Interest Annuity “VIA”	2,093	$31.471062	$65,859	1.30%	–0.55%	0.74%
Top I	9,193	$23.846280	$219,207	1.30%	–0.55%	0.74%
Top Tradition	198,840	$21.416684	$4,258,499	1.10%	–0.36%	0.75%
Top Plus	98,745	$13.950124	$1,377,509	0.90%	–0.16%	0.73%
Investar Vision & Top Spectrum	29,942	$11.925179	$357,061	1.40%	–0.65%	0.74%
Top Explorer	221,969	$11.894875	$2,640,290	1.30%	–0.55%	0.71%
Oncore & Firstar Oncore Flex	141,448	$11.266515	$1,593,627	1.50%	–0.75%	0.79%
Oncore & Firstar Oncore Value	483,179	$11.651817	$5,629,909	0.90%	–0.16%	0.74%
Oncore & Firstar Oncore Premier	1,777,705	$11.329626	$20,140,737	1.40%	–0.65%	0.74%
Oncore & Firstar Oncore Xtra	2,850,081	$11.329626	$32,290,352	1.40%	–0.65%	0.74%
Oncore & Firstar Oncore Lite	1,776,895	$11.329626	$20,131,560	1.40%	–0.65%	0.74%

	7,590,090		$88,704,610

Bond Subaccount
2007
Top I	4,847	$45.168163	$218,930	1.10%	2.58%	0.00%
Top Tradition	55,868	$40.851253	$2,282,291	1.10%	2.58%	0.00%
Top Plus	40,335	$19.019555	$767,147	0.90%	2.79%	0.00%
Investar Vision & Top Spectrum	20,500	$15.765975	$323,196	1.40%	2.28%	0.00%
Top Explorer	93,414	$15.990966	$1,493,784	1.30%	2.38%	0.00%
Oncore & Firstar Oncore Flex	59,072	$14.250281	$841,794	1.50%	2.18%	0.00%
Oncore & Firstar Oncore Value	1,508,408	$15.091563	$22,764,228	0.90%	2.79%	0.00%
Oncore & Firstar Oncore Premier	2,974,151	$14.386776	$42,788,447	1.40%	2.28%	0.00%
Oncore & Firstar Oncore Xtra	2,504,451	$14.386776	$36,030,974	1.40%	2.28%	0.00%
Oncore & Firstar Oncore Lite	2,864,411	$14.386776	$41,209,644	1.40%	2.28%	0.00%
Oncore Ultra	124,851	$14.386776	$1,796,200	1.40%	2.28%	0.00%
Oncore Wrap	1,033	$10.354322	$10,699	0.65%	3.04%	0.00%

	10,251,341		$150,527,334

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bond Subaccount (continued)
2006
Top I	5,259	$44.031008	$231,547	1.10%	3.31%	3.42%
Top Tradition	66,767	$39.822785	$2,658,838	1.10%	3.31%	3.36%
Top Plus	87,594	$18.503836	$1,620,816	0.90%	3.51%	4.33%
Investar Vision & Top Spectrum	38,047	$15.414895	$586,498	1.40%	3.00%	3.02%
Top Explorer	165,344	$15.619359	$2,582,560	1.30%	3.10%	4.60%
Oncore & Firstar Oncore Flex	45,354	$13.946766	$632,540	1.50%	2.90%	3.44%
Oncore & Firstar Oncore Value	1,475,155	$14.682343	$21,658,735	0.90%	3.51%	4.23%
Oncore & Firstar Oncore Premier	2,954,020	$14.066421	$41,552,498	1.40%	3.00%	3.97%
Oncore & Firstar Oncore Xtra	2,543,484	$14.066421	$35,777,717	1.40%	3.00%	3.97%
Oncore & Firstar Oncore Lite	2,663,961	$14.066421	$37,472,395	1.40%	3.00%	3.97%
Oncore Ultra	24,936	$14.066421	$350,764	1.40%	2.74%	3.97%	8/7/06

	10,069,921		$145,124,908

2005
Top I	6,131	$42.621163	$261,309	1.10%	–0.67%	3.43%
Top Tradition	83,474	$38.547683	$3,217,742	1.10%	–0.67%	3.50%
Top Plus	74,786	$17.875999	$1,336,875	0.90%	–0.48%	3.42%
Investar Vision & Top Spectrum	50,332	$14.965486	$753,250	1.40%	–0.96%	3.21%
Top Explorer	98,933	$15.149050	$1,498,744	1.30%	–0.87%	3.12%
Oncore & Firstar Oncore Flex	50,040	$13.553460	$678,217	1.50%	–1.06%	3.74%
Oncore & Firstar Oncore Value	1,063,209	$14.184181	$15,080,754	0.90%	–0.48%	4.95%
Oncore & Firstar Oncore Premier	2,551,114	$13.656320	$34,838,836	1.40%	–0.96%	4.23%
Oncore & Firstar Oncore Xtra	2,336,454	$13.656320	$31,907,364	1.40%	–0.96%	4.23%
Oncore & Firstar Oncore Lite	1,837,114	$13.656320	$25,088,185	1.40%	–0.96%	4.23%

	8,151,587		$114,661,276

2004
Top I	6,923	$42.909437	$297,074	1.10%	4.73%	0.00%
Top Tradition	91,364	$38.808413	$3,545,686	1.10%	4.73%	0.00%
Top Plus	88,151	$17.961382	$1,583,322	0.90%	4.94%	0.00%
Investar Vision & Top Spectrum	62,994	$15.111299	$951,914	1.40%	4.42%	0.00%
Top Explorer	127,643	$15.281586	$1,950,589	1.30%	4.53%	0.00%
Oncore & Firstar Oncore Flex	59,475	$13.698981	$814,740	1.50%	4.32%	0.00%
Oncore & Firstar Oncore Value	604,979	$14.251932	$8,622,115	0.90%	4.94%	0.00%
Oncore & Firstar Oncore Premier	1,912,728	$13.789373	$26,375,328	1.40%	4.42%	0.00%
Oncore & Firstar Oncore Xtra	2,045,598	$13.789373	$28,207,517	1.40%	4.42%	0.00%
Oncore & Firstar Oncore Lite	1,034,178	$13.789373	$14,260,665	1.40%	4.42%	0.00%

	6,034,033		$86,608,950

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Bond Subaccount (continued)
2003
Top I	7,320	$40.970435	$299,892	1.10%	9.26%	5.52%
Top Tradition	109,687	$37.054730	$4,064,420	1.10%	9.26%	5.58%
Top Plus	111,289	$17.115732	$1,904,795	0.90%	9.48%	5.70%
Investar Vision & Top Spectrum	74,590	$14.471405	$1,079,421	1.40%	8.94%	5.63%
Top Explorer	146,536	$14.619995	$2,142,363	1.30%	9.04%	5.55%
Oncore & Firstar Oncore Flex	80,510	$13.131854	$1,057,250	1.50%	8.83%	5.33%
Oncore & Firstar Oncore Value	328,037	$13.580929	$4,455,051	0.90%	9.48%	5.69%
Oncore & Firstar Oncore Premier	1,393,108	$13.205450	$18,396,617	1.40%	8.94%	5.73%
Oncore & Firstar Oncore Xtra	1,697,203	$13.205450	$22,412,327	1.40%	8.94%	5.73%
Oncore & Firstar Oncore Lite	370,329	$13.205450	$4,890,355	1.40%	8.94%	5.73%

	4,318,609		$60,702,491

Omni Subaccount
2007
Top I	18,665	$42.025297	$784,412	1.10%	5.82%	1.63%
Top Tradition	271,907	$41.929193	$11,400,860	1.10%	5.82%	1.67%
Top Plus	93,567	$17.805339	$1,665,997	0.90%	6.03%	1.63%
Investar Vision & Top Spectrum	27,967	$12.059719	$337,269	1.40%	5.50%	1.45%
Top Explorer	149,883	$12.303441	$1,844,074	1.30%	5.61%	1.61%
Oncore Flex	6,386	$9.362899	$59,789	1.50%	5.40%	1.63%
Oncore & Firstar Oncore Value	214,007	$9.915825	$2,122,053	0.90%	6.03%	1.63%
Oncore & Firstar Oncore Premier	418,483	$9.452615	$3,955,764	1.40%	5.50%	1.63%
Oncore & Firstar Oncore Xtra	431,740	$9.452615	$4,081,070	1.40%	5.50%	1.63%
Oncore & Firstar Oncore Lite	251,215	$9.452615	$2,374,638	1.40%	5.50%	1.63%

	1,883,820		$28,625,926

2006
Top I	22,695	$39.714550	$901,333	1.10%	12.09%	1.27%
Top Tradition	309,347	$39.623730	$12,257,485	1.10%	12.09%	1.22%
Top Plus	110,600	$16.792834	$1,857,291	0.90%	12.31%	1.22%
Investar Vision & Top Spectrum	41,259	$11.430622	$471,617	1.40%	11.76%	1.12%
Top Explorer	180,815	$11.650056	$2,106,504	1.30%	11.87%	1.21%
Oncore Flex	6,811	$8.883281	$60,508	1.50%	11.65%	1.31%
Oncore & Firstar Oncore Value	251,138	$9.351958	$2,348,631	0.90%	12.31%	1.35%
Oncore & Firstar Oncore Premier	488,630	$8.959519	$4,377,890	1.40%	11.76%	1.29%
Oncore & Firstar Oncore Xtra	464,957	$8.959519	$4,165,789	1.40%	11.76%	1.29%
Oncore & Firstar Oncore Lite	305,343	$8.959519	$2,735,724	1.40%	11.76%	1.29%

	2,181,595		$31,282,772

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Omni Subaccount (continued)
2005
Top I	25,224	$35.432087	$893,733	1.10%	8.30%	1.19%
Top Tradition	372,611	$35.351060	$13,172,181	1.10%	8.30%	1.20%
Top Plus	136,855	$14.952467	$2,046,327	0.90%	8.51%	1.21%
Investar Vision & Top Spectrum	62,008	$10.228225	$634,229	1.40%	7.98%	1.06%
Top Explorer	217,854	$10.414309	$2,268,794	1.30%	8.08%	1.18%
Oncore & Firstar Oncore Flex	7,131	$7.956659	$56,737	1.50%	7.87%	1.29%
Oncore & Firstar Oncore Value	236,240	$8.327064	$1,967,184	0.90%	8.51%	1.35%
Oncore & Firstar Oncore Premier	524,881	$8.017060	$4,207,999	1.40%	7.98%	1.27%
Oncore & Firstar Oncore Xtra	448,568	$8.017060	$3,596,195	1.40%	7.98%	1.27%
Oncore & Firstar Oncore Lite	322,242	$8.017060	$2,583,452	1.40%	7.98%	1.27%

	2,353,614		$31,426,831

2004
Top I	31,922	$32.717333	$1,044,410	1.10%	5.95%	1.31%
Top Tradition	444,510	$32.642511	$14,509,935	1.10%	5.95%	1.32%
Top Plus	170,747	$13.779581	$2,352,818	0.90%	6.16%	1.22%
Investar Vision & Top Spectrum	89,833	$9.472492	$850,938	1.40%	5.63%	1.22%
Top Explorer	260,177	$9.635338	$2,506,894	1.30%	5.74%	1.28%
Oncore & Firstar Oncore Flex	7,425	$7.376007	$54,770	1.50%	5.53%	1.48%
Oncore & Firstar Oncore Value	249,892	$7.673885	$1,917,644	0.90%	6.16%	2.62%
Oncore & Firstar Oncore Premier	572,873	$7.424696	$4,253,407	1.40%	5.63%	2.70%
Oncore & Firstar Oncore Xtra	509,906	$7.424696	$3,785,896	1.40%	5.63%	2.70%
Oncore & Firstar Oncore Lite	370,533	$7.424696	$2,751,094	1.40%	5.63%	2.70%

	2,707,818		$34,027,806

2003
Top I	35,929	$30.880633	$1,109,522	1.10%	24.83%	1.75%
Top Tradition	517,789	$30.810015	$15,953,075	1.10%	24.83%	1.76%
Top Plus	222,441	$12.980233	$2,887,331	0.90%	25.07%	1.76%
Investar Vision & Top Spectrum	114,672	$8.967345	$1,028,305	1.40%	24.46%	1.77%
Top Explorer	314,477	$9.112481	$2,865,666	1.30%	24.58%	1.77%
Oncore & Firstar Oncore Flex	6,976	$6.989558	$48,762	1.50%	24.33%	1.76%
Oncore & Firstar Oncore Value	91,379	$7.228729	$660,552	0.90%	25.07%	1.81%
Oncore & Firstar Oncore Premier	327,302	$7.028751	$2,300,520	1.40%	24.46%	1.81%
Oncore & Firstar Oncore Xtra	202,611	$7.028751	$1,424,102	1.40%	24.46%	1.81%
Oncore & Firstar Oncore Lite	4,823	$7.028751	$33,902	1.40%	24.46%	1.81%

	1,838,399		$28,311,737

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
International Subaccount
2007
Top I	14,771	$24.372668	$360,001	1.10%	8.25%	0.00%
Top Tradition	456,421	$24.372668	$11,124,190	1.10%	8.25%	0.00%
Top Plus	82,092	$21.886604	$1,796,713	0.90%	8.46%	0.00%
Investar Vision & Top Spectrum	13,542	$14.231901	$192,723	1.40%	7.93%	0.00%
Top Explorer	132,933	$14.023676	$1,864,214	1.30%	8.03%	0.00%
Oncore & Firstar Oncore Flex	71,412	$12.722066	$908,504	1.50%	7.82%	0.00%
Oncore & Firstar Oncore Value	4,608,645	$13.473412	$62,094,174	0.90%	8.46%	0.00%
Oncore & Firstar Oncore Premier	5,322,131	$12.843968	$68,357,289	1.40%	7.93%	0.00%
Oncore & Firstar Oncore Xtra	4,664,023	$12.843968	$59,904,568	1.40%	7.93%	0.00%
Oncore & Firstar Oncore Lite	9,986,947	$12.843968	$128,272,030	1.40%	7.93%	0.00%
Oncore Ultra	427,705	$12.843968	$5,493,426	1.40%	7.93%	0.00%
Oncore Wrap	2,540	$11.384921	$28,920	0.65%	8.73%	0.00%

	25,783,162		$340,396,752

2006
Top I	19,796	$22.515622	$445,711	1.10%	17.93%	0.16%
Top Tradition	544,620	$22.515622	$12,262,463	1.10%	17.93%	0.15%
Top Plus	102,521	$20.178725	$2,068,748	0.90%	18.17%	0.14%
Investar Vision & Top Spectrum	27,810	$13.186768	$366,718	1.40%	17.58%	0.14%
Top Explorer	167,510	$12.980927	$2,174,440	1.30%	17.70%	0.15%
Oncore & Firstar Oncore Flex	42,877	$11.799501	$505,930	1.50%	17.47%	0.18%
Oncore & Firstar Oncore Value	4,227,006	$12.422039	$52,508,031	0.90%	18.17%	0.19%
Oncore & Firstar Oncore Premier	5,225,276	$11.900764	$62,184,782	1.40%	17.58%	0.19%
Oncore & Firstar Oncore Xtra	4,423,794	$11.900764	$52,646,528	1.40%	17.58%	0.19%
Oncore & Firstar Oncore Lite	8,151,307	$11.900764	$97,006,778	1.40%	17.58%	0.19%
Oncore Ultra	125,402	$11.900764	$1,492,375	1.40%	9.70%	0.19%	8/7/06

	23,057,919		$283,662,504

2005
Top I	21,559	$19.091962	$411,606	1.10%	8.21%	0.04%
Top Tradition	616,609	$19.091962	$11,772,272	1.10%	8.21%	0.04%
Top Plus	129,409	$17.076646	$2,209,867	0.90%	8.42%	0.04%
Investar Vision & Top Spectrum	37,720	$11.214716	$423,014	1.40%	7.89%	0.04%
Top Explorer	195,976	$11.028787	$2,161,373	1.30%	8.00%	0.05%
Oncore & Firstar Oncore Flex	36,228	$10.044769	$363,900	1.50%	7.79%	0.05%
Oncore & Firstar Oncore Value	2,725,079	$10.512396	$28,647,114	0.90%	8.42%	0.07%
Oncore & Firstar Oncore Premier	3,962,206	$10.121037	$40,101,633	1.40%	7.89%	0.06%
Oncore & Firstar Oncore Xtra	3,183,325	$10.121037	$32,218,553	1.40%	7.89%	0.06%
Oncore & Firstar Oncore Lite	5,032,602	$10.121037	$50,935,156	1.40%	7.89%	0.06%

	15,940,713		$169,244,488

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Subaccount (continued)
2004
Top I	30,030	$17.643397	$529,833	1.10%	11.74%	0.00%
Top Tradition	706,998	$17.643397	$12,473,845	1.10%	11.74%	0.00%
Top Plus	167,103	$15.749854	$2,631,855	0.90%	11.96%	0.00%
Investar Vision & Top Spectrum	44,121	$10.394495	$458,611	1.40%	11.41%	0.00%
Top Explorer	183,083	$10.212099	$1,869,657	1.30%	11.52%	0.00%
Oncore & Firstar Oncore Flex	29,221	$9.319260	$272,319	1.50%	11.30%	0.00%
Oncore & Firstar Oncore Value	1,017,534	$9.695624	$9,865,629	0.90%	11.96%	0.00%
Oncore & Firstar Oncore Premier	1,960,786	$9.380801	$18,393,746	1.40%	11.41%	0.00%
Oncore & Firstar Oncore Xtra	1,843,156	$9.380801	$17,290,282	1.40%	11.41%	0.00%
Oncore & Firstar Oncore Lite	1,858,646	$9.380801	$17,435,587	1.40%	11.41%	0.00%

	7,840,678		$81,221,364

2003
Top I	33,316	$15.789447	$526,034	1.10%	31.15%	0.47%
Top Tradition	823,762	$15.789447	$13,006,739	1.10%	31.15%	0.46%
Top Plus	208,100	$14.066942	$2,927,330	0.90%	31.41%	0.46%
Investar Vision & Top Spectrum	50,496	$9.329934	$471,123	1.40%	30.76%	0.47%
Top Explorer	179,729	$9.157148	$1,645,807	1.30%	30.89%	0.47%
Oncore & Firstar Oncore Flex	12,078	$8.373086	$101,127	1.50%	30.64%	1.62%
Oncore & Firstar Oncore Value	322,930	$8.659624	$2,796,456	0.90%	31.41%	0.41%
Oncore & Firstar Oncore Premier	468,878	$8.420052	$3,947,979	1.40%	30.76%	0.47%
Oncore & Firstar Oncore Xtra	496,700	$8.420052	$4,182,239	1.40%	30.76%	0.47%
Oncore & Firstar Oncore Lite	232,432	$8.420052	$1,957,092	1.40%	30.76%	0.47%

	2,828,421		$31,561,926

Capital Appreciation Subaccount
2007
Top I	5,104	$32.494643	$165,837	1.10%	2.69%	0.45%
Top Tradition	198,291	$32.494643	$6,443,400	1.10%	2.69%	0.42%
Top Plus	87,954	$36.952052	$3,250,098	0.90%	2.89%	0.40%
Investar Vision & Top Spectrum	21,920	$24.173108	$529,881	1.40%	2.38%	0.32%
Top Explorer	149,506	$24.491860	$3,661,681	1.30%	2.48%	0.42%
Oncore & Firstar Oncore Flex	28,508	$19.839131	$565,570	1.50%	2.28%	0.41%
Oncore & Firstar Oncore Value	1,069,894	$21.010409	$22,478,907	0.90%	2.89%	0.41%
Oncore & Firstar Oncore Premier	1,783,235	$20.029111	$35,716,606	1.40%	2.38%	0.42%
Oncore & Firstar Oncore Xtra	1,666,413	$20.029111	$33,376,767	1.40%	2.38%	0.42%
Oncore & Firstar Oncore Lite	1,985,561	$20.029111	$39,769,028	1.40%	2.38%	0.42%
Oncore Ultra	5,037	$20.029111	$100,891	1.40%	2.38%	0.42%
Oncore Wrap	1,549	$10.813932	$16,748	0.65%	3.15%	0.62%

	7,002,972		$146,075,414

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount (continued)
2006
Top I	5,166	$31.644144	$163,471	1.10%	15.11%	0.41%
Top Tradition	231,561	$31.644144	$7,327,561	1.10%	15.11%	0.42%
Top Plus	110,552	$35.913264	$3,970,273	0.90%	15.34%	0.43%
Investar Vision & Top Spectrum	34,030	$23.610662	$803,476	1.40%	14.77%	0.40%
Top Explorer	172,877	$23.898237	$4,131,462	1.30%	14.88%	0.44%
Oncore & Firstar Oncore Flex	29,599	$19.396740	$574,130	1.50%	14.66%	0.41%
Oncore & Firstar Oncore Value	1,336,766	$20.419769	$27,296,453	0.90%	15.34%	0.53%
Oncore & Firstar Oncore Premier	2,083,194	$19.563088	$40,753,690	1.40%	14.77%	0.51%
Oncore & Firstar Oncore Xtra	1,887,189	$19.563088	$36,919,253	1.40%	14.77%	0.51%
Oncore & Firstar Oncore Lite	2,324,128	$19.563088	$45,467,122	1.40%	14.77%	0.51%
Oncore Ultra	3,155	$19.563088	$61,714	1.40%	11.18%	0.51%	8/7/06

	8,218,217		$167,468,605

2005
Top I	6,683	$27.490513	$183,719	1.10%	4.12%	0.56%
Top Tradition	297,867	$27.490513	$8,188,506	1.10%	4.12%	0.50%
Top Plus	137,079	$31.137683	$4,268,319	0.90%	4.33%	0.48%
Investar Vision & Top Spectrum	47,804	$20.572205	$983,434	1.40%	3.82%	0.46%
Top Explorer	201,904	$20.802256	$4,200,060	1.30%	3.92%	0.49%
Oncore & Firstar Oncore Flex	38,144	$16.917170	$645,294	1.50%	3.72%	0.42%
Oncore & Firstar Oncore Value	953,450	$17.704447	$16,880,302	0.90%	4.33%	0.80%
Oncore & Firstar Oncore Premier	1,804,587	$17.045507	$30,760,094	1.40%	3.82%	0.69%
Oncore & Firstar Oncore Xtra	1,576,423	$17.045507	$26,870,932	1.40%	3.82%	0.69%
Oncore & Firstar Oncore Lite	1,550,322	$17.045507	$26,426,038	1.40%	3.82%	0.69%

	6,614,263		$119,406,698

2004
Top I	9,412	$26.401629	$248,485	1.10%	11.27%	0.37%
Top Tradition	352,542	$26.401629	$9,307,696	1.10%	11.27%	0.36%
Top Plus	178,030	$29.845326	$5,313,371	0.90%	11.49%	0.36%
Investar Vision & Top Spectrum	65,541	$19.815804	$1,298,741	1.40%	10.94%	0.34%
Top Explorer	245,754	$20.017664	$4,919,414	1.30%	11.05%	0.38%
Oncore & Firstar Oncore Flex	61,316	$16.311173	$1,000,134	1.50%	10.83%	0.35%
Oncore & Firstar Oncore Value	390,386	$16.969627	$6,624,712	0.90%	11.49%	0.50%
Oncore & Firstar Oncore Premier	1,135,299	$16.418770	$18,640,209	1.40%	10.94%	0.48%
Oncore & Firstar Oncore Xtra	1,102,890	$16.418770	$18,108,091	1.40%	10.94%	0.48%
Oncore & Firstar Oncore Lite	494,374	$16.418770	$8,117,015	1.40%	10.94%	0.48%

	4,035,544		$73,577,868

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount (continued)
2003
Top I	10,658	$23.726799	$252,889	1.10%	30.10%	0.25%
Top Tradition	418,784	$23.726799	$9,936,415	1.10%	30.10%	0.26%
Top Plus	202,810	$26.768431	$5,428,904	0.90%	30.35%	0.25%
Investar Vision & Top Spectrum	81,920	$17.861213	$1,463,185	1.40%	29.71%	0.25%
Top Explorer	258,031	$18.025307	$4,651,085	1.30%	29.84%	0.25%
Oncore & Firstar Oncore Flex	73,347	$14.716804	$1,079,431	1.50%	29.58%	0.25%
Oncore & Firstar Oncore Value	271,812	$15.220145	$4,137,025	0.90%	30.35%	0.26%
Oncore & Firstar Oncore Premier	944,419	$14.799258	$13,976,687	1.40%	29.71%	0.26%
Oncore & Firstar Oncore Xtra	872,974	$14.799258	$12,919,371	1.40%	29.71%	0.26%
Oncore & Firstar Oncore Lite	198,357	$14.799258	$2,935,537	1.40%	29.71%	0.26%

	3,333,112		$56,780,529

Millennium Subaccount
2007
Top I	5,570	$31.420615	$175,020	1.10%	24.65%	0.00%
Top Tradition	234,127	$31.420615	$7,356,422	1.10%	24.65%	0.00%
Top Plus	50,717	$41.902415	$2,125,165	0.90%	24.90%	0.00%
Investar Vision & Top Spectrum	22,068	$21.724513	$479,422	1.40%	24.28%	0.00%
Top Explorer	123,793	$25.717509	$3,183,659	1.30%	24.40%	0.00%
Oncore & Firstar Oncore Flex	58,689	$9.515363	$558,449	1.50%	24.16%	0.00%
Oncore & Firstar Oncore Value	211,240	$9.977686	$2,107,687	0.90%	24.90%	0.00%
Oncore & Firstar Oncore Premier	436,027	$9.590695	$4,181,784	1.40%	24.28%	0.00%
Oncore & Firstar Oncore Xtra	578,338	$9.590695	$5,546,662	1.40%	24.28%	0.00%
Oncore & Firstar Oncore Lite	321,878	$9.590695	$3,087,038	1.40%	24.28%	0.00%
Oncore Ultra	3,745	$9.590695	$35,915	1.40%	24.28%	0.00%
Oncore Wrap	1,888	$13.175709	$24,876	0.65%	25.21%	0.00%

	2,048,080		$28,862,099

2006
Top I	7,332	$25.207116	$184,820	1.10%	6.21%	0.00%
Top Tradition	283,025	$25.207116	$7,134,248	1.10%	6.21%	0.00%
Top Plus	65,531	$33.549246	$2,198,500	0.90%	6.42%	0.00%
Investar Vision & Top Spectrum	28,776	$17.480433	$503,013	1.40%	5.90%	0.00%
Top Explorer	150,506	$20.672814	$3,111,383	1.30%	6.00%	0.00%
Oncore & Firstar Oncore Flex	15,672	$7.664032	$120,112	1.50%	5.79%	0.00%
Oncore & Firstar Oncore Value	186,890	$7.988646	$1,493,001	0.90%	6.42%	0.00%
Oncore & Firstar Oncore Premier	513,319	$7.717060	$3,961,319	1.40%	5.90%	0.00%
Oncore & Firstar Oncore Xtra	543,092	$7.717060	$4,191,071	1.40%	5.90%	0.00%
Oncore & Firstar Oncore Lite	125,250	$7.717060	$966,561	1.40%	5.90%	0.00%

	1,919,393		$23,864,028

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Millennium Subaccount (continued)
2005
Top I	9,070	$23.732936	$215,260	1.10%	–1.08%	0.00%
Top Tradition	350,949	$23.732936	$8,329,061	1.10%	–1.08%	0.00%
Top Plus	109,228	$31.524814	$3,443,399	0.90%	–0.89%	0.00%
Investar Vision & Top Spectrum	42,489	$16.506873	$701,364	1.40%	–1.38%	0.00%
Top Explorer	218,018	$19.502215	$4,251,840	1.30%	–1.28%	0.00%
Oncore & Firstar Oncore Flex	18,765	$7.244308	$135,937	1.50%	–1.47%	0.00%
Oncore & Firstar Oncore Value	242,251	$7.506592	$1,818,483	0.90%	–0.89%	0.00%
Oncore & Firstar Oncore Premier	631,803	$7.287265	$4,604,114	1.40%	–1.38%	0.00%
Oncore & Firstar Oncore Xtra	614,444	$7.287265	$4,477,618	1.40%	–1.38%	0.00%
Oncore & Firstar Oncore Lite	102,941	$7.287265	$750,147	1.40%	–1.38%	0.00%

	2,339,958		$28,727,223

2004
Top I	16,110	$23.993241	$386,521	1.10%	9.72%	0.00%
Top Tradition	442,116	$23.993241	$10,607,791	1.10%	9.72%	0.00%
Top Plus	162,308	$31.807684	$5,162,655	0.90%	9.94%	0.00%
Investar Vision & Top Spectrum	59,278	$16.737295	$992,158	1.40%	9.40%	0.00%
Top Explorer	272,018	$19.754975	$5,373,713	1.30%	9.50%	0.00%
Oncore & Firstar Oncore Flex	23,795	$7.352652	$174,955	1.50%	9.29%	0.00%
Oncore & Firstar Oncore Value	343,161	$7.573944	$2,599,079	0.90%	9.94%	0.00%
Oncore & Firstar Oncore Premier	717,035	$7.388987	$5,298,160	1.40%	9.40%	0.00%
Oncore & Firstar Oncore Xtra	698,642	$7.388987	$5,162,258	1.40%	9.40%	0.00%
Oncore & Firstar Oncore Lite	68,265	$7.388987	$504,413	1.40%	9.40%	0.00%

	2,802,728		$36,261,703

2003
Top I	21,084	$21.867330	$461,057	1.10%	36.17%	0.00%
Top Tradition	541,497	$21.867330	$11,841,091	1.10%	36.17%	0.00%
Top Plus	203,338	$28.931906	$5,882,957	0.90%	36.44%	0.00%
Investar Vision & Top Spectrum	79,920	$15.299718	$1,222,760	1.40%	35.77%	0.00%
Top Explorer	316,662	$18.040312	$5,712,681	1.30%	35.90%	0.00%
Oncore & Firstar Oncore Flex	26,637	$6.727774	$179,208	1.50%	35.63%	0.00%
Oncore & Firstar Oncore Value	360,171	$6.889175	$2,481,282	0.90%	36.44%	0.00%
Oncore & Firstar Oncore Premier	769,694	$6.754339	$5,198,768	1.40%	35.77%	0.00%
Oncore & Firstar Oncore Xtra	726,422	$6.754339	$4,906,500	1.40%	35.77%	0.00%
Oncore & Firstar Oncore Lite	62,086	$6.754339	$419,349	1.40%	35.77%	0.00%

	3,107,511		$38,305,653

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
International Small Co. Subaccount
2007
Top I	4,833	$35.819984	$173,133	1.10%	16.19%	0.00%
Top Tradition	111,787	$35.819984	$4,004,202	1.10%	16.19%	0.00%
Top Plus	28,602	$39.183506	$1,120,746	0.90%	16.42%	0.00%
Investar Vision & Top Spectrum	8,696	$30.951626	$269,156	1.40%	15.85%	0.00%
Top Explorer	70,236	$30.459692	$2,139,352	1.30%	15.96%	0.00%
Oncore Flex	54,399	$19.994599	$1,087,691	1.50%	15.73%	0.00%
Oncore & Firstar Oncore Value	603,053	$21.007936	$12,668,895	0.90%	16.42%	0.00%
Oncore & Firstar Oncore Premier	590,750	$20.159593	$11,909,259	1.40%	15.85%	0.00%
Oncore & Firstar Oncore Xtra	704,974	$20.159593	$14,211,989	1.40%	15.85%	0.00%
Oncore & Firstar Oncore Lite	1,451,256	$20.159593	$29,256,740	1.40%	15.85%	0.00%
Oncore Ultra	12,877	$20.159593	$259,604	1.40%	15.85%	0.00%
Oncore Wrap	4,307	$12.775139	$55,025	0.65%	16.71%	0.00%

	3,645,770		$77,155,792

2006
Top I	4,252	$30.828184	$131,089	1.10%	24.98%	0.09%
Top Tradition	106,511	$30.828184	$3,283,543	1.10%	24.98%	0.12%
Top Plus	32,964	$33.655867	$1,109,426	0.90%	25.22%	0.11%
Investar Vision & Top Spectrum	19,823	$26.717738	$529,622	1.40%	24.61%	0.12%
Top Explorer	86,735	$26.266997	$2,278,261	1.30%	24.73%	0.12%
Oncore & Firstar Oncore Flex	20,359	$17.276637	$351,730	1.50%	24.49%	0.12%
Oncore & Firstar Oncore Value	408,834	$18.044337	$7,377,131	0.90%	25.22%	0.15%
Oncore & Firstar Oncore Premier	455,174	$17.401955	$7,920,916	1.40%	24.61%	0.16%
Oncore & Firstar Oncore Xtra	553,545	$17.401955	$9,632,765	1.40%	24.61%	0.16%
Oncore & Firstar Oncore Lite	763,733	$17.401955	$13,290,452	1.40%	24.61%	0.16%
Oncore Ultra	9,005	$17.401955	$156,712	1.40%	16.58%	0.16%	8/7/06

	2,460,935		$46,061,647

2005
Top I	6,104	$24.667115	$150,563	1.10%	27.60%	0.54%
Top Tradition	116,404	$24.667115	$2,871,350	1.10%	27.60%	0.50%
Top Plus	42,137	$26.876546	$1,132,488	0.90%	27.85%	0.49%
Investar Vision & Top Spectrum	22,876	$21.441408	$490,500	1.40%	27.22%	0.49%
Top Explorer	88,292	$21.058920	$1,859,339	1.30%	27.35%	0.50%
Oncore & Firstar Oncore Flex	22,385	$13.878402	$310,673	1.50%	27.10%	0.76%
Oncore & Firstar Oncore Value	265,950	$14.409653	$3,832,254	0.90%	27.85%	0.76%
Oncore & Firstar Oncore Premier	352,430	$13.965342	$4,921,808	1.40%	27.22%	0.67%
Oncore & Firstar Oncore Xtra	381,912	$13.965342	$5,333,534	1.40%	27.22%	0.67%
Oncore & Firstar Oncore Lite	263,401	$13.965342	$3,678,476	1.40%	27.22%	0.67%

	1,561,891		$24,580,985

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Small Co. Subaccount (continued)
2004
Top I	2,137	$19.332118	$41,306	1.10%	19.55%	0.67%
Top Tradition	116,939	$19.332118	$2,260,673	1.10%	19.55%	0.99%
Top Plus	45,038	$21.022163	$946,800	0.90%	19.79%	0.97%
Investar Vision & Top Spectrum	23,943	$16.853745	$403,522	1.40%	19.20%	1.05%
Top Explorer	82,828	$16.536802	$1,369,708	1.30%	19.32%	1.02%
Oncore & Firstar Oncore Flex	14,030	$10.919657	$153,198	1.50%	19.08%	1.01%
Oncore & Firstar Oncore Value	91,275	$11.270879	$1,028,751	0.90%	19.79%	1.27%
Oncore & Firstar Oncore Premier	263,335	$10.977275	$2,890,720	1.40%	19.20%	1.21%
Oncore & Firstar Oncore Xtra	236,490	$10.977275	$2,596,013	1.40%	19.20%	1.21%
Oncore & Firstar Oncore Lite	52,162	$10.977275	$572,591	1.40%	19.20%	1.21%

	928,177		$12,263,282

2003
Top I	4,373	$16.170236	$70,710	1.10%	52.24%	0.17%
Top Tradition	131,050	$16.170236	$2,119,102	1.10%	52.24%	0.22%
Top Plus	57,050	$17.549014	$1,001,163	0.90%	52.54%	0.22%
Investar Vision & Top Spectrum	25,391	$14.139164	$359,011	1.40%	51.79%	0.23%
Top Explorer	92,568	$13.859543	$1,282,954	1.30%	51.94%	0.22%
Oncore Flex	12,896	$9.169918	$118,253	1.50%	51.64%	0.20%
Oncore & Firstar Oncore Value	62,867	$9.408776	$591,500	0.90%	52.54%	0.22%
Oncore & Firstar Oncore Premier	224,145	$9.209200	$2,064,211	1.40%	51.79%	0.21%
Oncore & Firstar Oncore Xtra	173,575	$9.209200	$1,598,485	1.40%	51.79%	0.21%
Oncore & Firstar Oncore Lite	23,495	$9.209200	$216,369	1.40%	51.79%	0.21%

	807,410		$9,421,757

Aggressive Growth Subaccount
2007
Top I	6,173	$9.455742	$58,375	1.10%	28.14%	0.00%
Top Tradition	131,916	$9.455742	$1,247,363	1.10%	28.14%	0.00%
Top Plus	10,171	$11.630056	$118,284	0.90%	28.39%	0.00%
Investar Vision & Top Spectrum	15,976	$8.788292	$140,402	1.40%	27.75%	0.00%
Top Explorer	36,424	$9.864558	$359,310	1.30%	27.88%	0.00%
Oncore Flex	79,566	$7.454100	$593,093	1.50%	27.63%	0.00%
Oncore Value	79,710	$7.816341	$623,041	0.90%	28.39%	0.00%
Oncore & Firstar Oncore Premier	231,213	$7.513151	$1,737,137	1.40%	27.75%	0.00%
Oncore & Firstar Oncore Xtra	172,964	$7.513151	$1,299,503	1.40%	27.75%	0.00%
Oncore & Firstar Oncore Lite	830,444	$7.513151	$6,239,254	1.40%	27.75%	0.00%
Oncore Ultra	5,995	$7.513151	$45,042	1.40%	27.75%	0.00%

	1,600,552		$12,460,804

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Aggressive Growth Subaccount (continued)
2006
Top Tradition	143,803	$7.379507	$1,061,195	1.10%	4.63%	0.00%
Top Plus	15,359	$9.058347	$139,124	0.90%	4.84%	0.00%
Investar Vision & Top Spectrum	18,438	$6.879063	$126,838	1.40%	4.32%	0.00%
Top Explorer	36,789	$7.713855	$283,787	1.30%	4.42%	0.00%
Oncore Flex	15,125	$5.840504	$88,337	1.50%	4.22%	0.00%
Oncore & Firstar Oncore Value	47,341	$6.087941	$288,207	0.90%	4.84%	0.00%
Oncore & Firstar Oncore Premier	124,670	$5.880952	$733,182	1.40%	4.32%	0.00%
Oncore & Firstar Oncore Xtra	166,904	$5.880952	$981,556	1.40%	4.32%	0.00%
Oncore & Firstar Oncore Lite	262,597	$5.880952	$1,544,319	1.40%	4.32%	0.00%
Oncore Ultra	2,192	$5.880952	$12,890	1.40%	12.18%	0.00%	8/7/06

	833,218		$5,259,435

2005
Top Tradition	162,770	$7.052988	$1,148,017	1.10%	12.05%	0.02%
Top Plus	25,046	$8.640452	$216,407	0.90%	12.27%	0.02%
Investar Vision & Top Spectrum	19,393	$6.594137	$127,879	1.40%	11.72%	0.02%
Top Explorer	52,726	$7.387077	$389,493	1.30%	11.83%	0.02%
Oncore Flex	25,766	$5.604112	$144,397	1.50%	11.61%	0.02%
Oncore Value	25,661	$5.807078	$149,018	0.90%	12.27%	0.02%
Oncore & Firstar Oncore Premier	139,309	$5.637364	$785,335	1.40%	11.72%	0.02%
Oncore & Firstar Oncore Xtra	168,971	$5.637364	$952,548	1.40%	11.72%	0.02%
Oncore & Firstar Oncore Lite	19,683	$5.637364	$110,961	1.40%	11.72%	0.02%

	639,325		$4,024,055

2004
Top I	422	$6.294415	$2,657	1.10%	7.77%	0.00%
Top Tradition	192,494	$6.294415	$1,211,636	1.10%	7.77%	0.00%
Top Plus	33,943	$7.695920	$261,224	0.90%	7.98%	0.00%
Investar Vision & Top Spectrum	25,931	$5.902318	$153,054	1.40%	7.45%	0.00%
Top Explorer	64,534	$6.605557	$426,282	1.30%	7.56%	0.00%
Oncore Flex	25,098	$5.021097	$126,020	1.50%	7.34%	0.00%
Oncore & Firstar Oncore Value	32,977	$5.172269	$170,565	0.90%	7.98%	0.00%
Oncore & Firstar Oncore Premier	148,721	$5.045926	$750,436	1.40%	7.45%	0.00%
Oncore & Firstar Oncore Xtra	214,747	$5.045926	$1,083,599	1.40%	7.45%	0.00%
Oncore & Firstar Oncore Lite	8,056	$5.045926	$40,648	1.40%	7.45%	0.00%

	746,923		$4,226,121

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Aggressive Growth Subaccount (continued)
2003
Top I	422	$5.840646	$2,466	1.10%	30.06%	0.00%
Top Tradition	212,331	$5.840646	$1,240,151	1.10%	30.06%	0.00%
Top Plus	46,881	$7.126951	$334,120	0.90%	30.32%	0.00%
Investar Vision & Top Spectrum	32,512	$5.493122	$178,594	1.40%	29.68%	0.00%
Top Explorer	78,758	$6.141509	$483,694	1.30%	29.80%	0.00%
Oncore Flex	24,163	$4.677618	$113,024	1.50%	29.55%	0.00%
Oncore & Firstar Oncore Value	68,946	$4.789877	$330,244	0.90%	30.32%	0.00%
Oncore & Firstar Oncore Premier	197,271	$4.696098	$926,400	1.40%	29.68%	0.00%
Oncore & Firstar Oncore Xtra	239,688	$4.696098	$1,125,598	1.40%	29.68%	0.00%
Oncore & Firstar Oncore Lite	7,553	$4.696098	$35,468	1.40%	29.68%	0.00%

	908,525		$4,769,759

Small Cap Growth Subaccount
2007
Top I	3,861	$11.452285	$44,222	1.10%	13.37%	0.00%
Top Tradition	73,916	$16.961958	$1,253,769	1.10%	13.37%	0.00%
Top Plus	29,381	$17.335515	$509,337	0.90%	13.60%	0.00%
Top Explorer	45,524	$19.695594	$896,626	1.30%	13.15%	0.00%
Oncore & Firstar Oncore Flex	16,930	$7.401682	$125,312	1.50%	12.92%	0.00%
Oncore & Firstar Oncore Value	210,415	$7.746449	$1,629,972	0.90%	13.60%	0.00%
Oncore & Firstar Oncore Premier	183,846	$7.457924	$1,371,096	1.40%	13.03%	0.00%
Oncore & Firstar Oncore Xtra	246,518	$7.457924	$1,838,512	1.40%	13.03%	0.00%
Oncore & Firstar Oncore Lite	424,893	$7.457924	$3,168,821	1.40%	13.03%	0.00%
Oncore Ultra	13,623	$7.457924	$101,600	1.40%	13.03%	0.00%

	1,248,907		$10,939,267

2006
Top I	3,805	$10.101594	$38,435	1.10%	24.24%	0.00%
Top Tradition	82,488	$14.961463	$1,234,136	1.10%	24.24%	0.00%
Top Plus	38,981	$15.260526	$594,878	0.90%	24.49%	0.00%
Investar Vision & Top Spectrum	2,257	$9.889130	$22,323	1.40%	23.87%	0.00%
Top Explorer	55,930	$17.407230	$973,579	1.30%	24.00%	0.00%
Oncore Flex	4,022	$6.554696	$26,365	1.50%	23.75%	0.00%
Oncore & Firstar Oncore Value	85,102	$6.819230	$580,331	0.90%	24.49%	0.00%
Oncore & Firstar Oncore Premier	149,634	$6.597966	$987,274	1.40%	23.87%	0.00%
Oncore & Firstar Oncore Xtra	166,666	$6.597966	$1,099,659	1.40%	23.87%	0.00%
Oncore Lite	144,978	$6.597966	$956,561	1.40%	23.87%	0.00%
Oncore Ultra	1,518	$6.597966	$10,014	1.40%	25.35%	0.00%	8/7/06

	735,381		$6,523,555

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Small Cap Growth Subaccount (continued)
2005
Top I	4,190	$8.130715	$34,065	1.10%	5.32%	0.00%
Top Tradition	97,972	$12.042400	$1,179,817	1.10%	5.32%	0.00%
Top Plus	48,640	$12.258855	$596,272	0.90%	5.53%	0.00%
Investar Vision & Top Spectrum	2,258	$7.983258	$18,024	1.40%	5.01%	0.00%
Top Explorer	64,456	$14.038597	$904,865	1.30%	5.12%	0.00%
Oncore Flex	4,023	$5.296644	$21,310	1.50%	4.91%	0.00%
Oncore & Firstar Oncore Value	79,387	$5.477934	$434,875	0.90%	5.53%	0.00%
Oncore & Firstar Oncore Premier	173,681	$5.326372	$925,088	1.40%	5.01%	0.00%
Oncore & Firstar Oncore Xtra	194,351	$5.326372	$1,035,186	1.40%	5.01%	0.00%
Oncore Lite	118,685	$5.326372	$632,169	1.40%	5.01%	0.00%

	787,643		$5,781,671

2004
Top I	1,864	$7.719698	$14,387	1.10%	10.23%	0.00%
Top Tradition	122,489	$11.433639	$1,400,500	1.10%	10.23%	0.00%
Top Plus	55,394	$11.616196	$643,473	0.90%	10.45%	0.00%
Investar Vision & Top Spectrum	2,692	$7.602113	$20,462	1.40%	9.90%	0.00%
Top Explorer	84,511	$13.355197	$1,128,655	1.30%	10.01%	0.00%
Oncore Flex	5,361	$5.048725	$27,066	1.50%	9.79%	0.00%
Oncore & Firstar Oncore Value	76,298	$5.190763	$396,045	0.90%	10.45%	0.00%
Oncore & Firstar Oncore Premier	158,973	$5.072075	$806,324	1.40%	9.90%	0.00%
Oncore & Firstar Oncore Xtra	195,801	$5.072075	$993,118	1.40%	9.90%	0.00%
Oncore Lite	67,691	$5.072075	$343,333	1.40%	9.90%	0.00%

	771,074		$5,773,363

2003
Top I	13,349	$7.003370	$93,489	1.10%	43.77%	0.00%
Top Tradition	151,471	$10.372684	$1,571,165	1.10%	43.77%	0.00%
Top Plus	76,690	$10.517403	$806,577	0.90%	44.05%	0.00%
Investar Vision & Top Spectrum	2,693	$6.917226	$18,628	1.40%	43.34%	0.00%
Top Explorer	100,526	$12.139983	$1,220,389	1.30%	43.48%	0.00%
Oncore Flex	5,613	$4.598419	$25,810	1.50%	43.20%	0.00%
Oncore & Firstar Oncore Value	95,546	$4.699759	$449,042	0.90%	44.05%	0.00%
Oncore & Firstar Oncore Premier	186,335	$4.615120	$859,956	1.40%	43.34%	0.00%
Oncore & Firstar Oncore Xtra	173,566	$4.615120	$801,026	1.40%	43.34%	0.00%
Oncore Lite	33,717	$4.615120	$155,609	1.40%	43.34%	0.00%

	839,506		$6,001,691

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Mid Cap Opportunity Subaccount
2007
Top I	4,075	$16.944136	$69,046	1.10%	16.57%	0.00%
Top Tradition	275,030	$29.497354	$8,112,651	1.10%	16.57%	0.00%
Top Plus	106,233	$30.146544	$3,202,563	0.90%	16.81%	0.00%
Investar Vision & Top Spectrum	581	$18.652945	$10,843	1.40%	16.23%	0.00%
Top Explorer	196,524	$29.292946	$5,756,768	1.30%	16.34%	0.00%
Oncore & Firstar Oncore Flex	15,453	$18.475898	$285,511	1.50%	16.11%	0.00%
Oncore & Firstar Oncore Value	493,791	$19.566962	$9,661,984	0.90%	16.81%	0.00%
Oncore & Firstar Oncore Premier	674,866	$18.652945	$12,588,224	1.40%	16.23%	0.00%
Oncore & Firstar Oncore Xtra	613,328	$18.652945	$11,440,378	1.40%	16.23%	0.00%
Oncore & Firstar Oncore Lite	1,230,343	$18.652945	$22,949,524	1.40%	16.23%	0.00%
Oncore Ultra	35,924	$18.652945	$670,085	1.40%	16.23%	0.00%
Oncore Wrap	3,664	$12.176280	$44,617	0.65%	17.10%	0.00%

	3,649,812		$74,792,194

2006
Top I	4,051	$14.535150	$58,882	1.10%	8.46%	0.00%
Top Tradition	322,989	$25.303644	$8,172,805	1.10%	8.46%	0.00%
Top Plus	128,333	$25.809088	$3,312,156	0.90%	8.67%	0.00%
Investar Vision & Top Spectrum	872	$16.048749	$13,994	1.40%	8.14%	0.00%
Top Explorer	257,617	$25.178242	$6,486,332	1.30%	8.25%	0.00%
Oncore & Firstar Oncore Flex	7,659	$15.912178	$121,872	1.50%	8.03%	0.00%
Oncore & Firstar Oncore Value	297,079	$16.751690	$4,976,581	0.90%	8.67%	0.00%
Oncore & Firstar Oncore Premier	600,290	$16.048749	$9,633,895	1.40%	8.14%	0.00%
Oncore & Firstar Oncore Xtra	435,236	$16.048749	$6,984,994	1.40%	8.14%	0.00%
Oncore & Firstar Oncore Lite	422,053	$16.048749	$6,773,424	1.40%	8.14%	0.00%
Oncore Ultra	251	$16.048749	$4,029	1.40%	10.57%	0.00%	8/7/06

	2,476,430		$46,538,964

2005
Top I	6,768	$13.401489	$90,703	1.10%	8.79%	0.00%
Top Tradition	419,408	$23.330098	$9,784,824	1.10%	8.79%	0.00%
Top Plus	166,804	$23.749133	$3,961,458	0.90%	9.00%	0.00%
Investar Vision & Top Spectrum	4,178	$14.840842	$62,007	1.40%	8.47%	0.00%
Top Explorer	330,716	$23.260264	$7,692,547	1.30%	8.57%	0.00%
Oncore & Firstar Oncore Flex	4,624	$14.729016	$68,113	1.50%	8.36%	0.00%
Oncore & Firstar Oncore Value	316,665	$15.414658	$4,881,277	0.90%	9.00%	0.00%
Oncore & Firstar Oncore Premier	686,907	$14.840842	$10,194,276	1.40%	8.47%	0.00%
Oncore & Firstar Oncore Xtra	444,679	$14.840842	$6,599,406	1.40%	8.47%	0.00%
Oncore & Firstar Oncore Lite	268,274	$14.840842	$3,981,417	1.40%	8.47%	0.00%

	2,649,023		$47,316,028

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Mid Cap Opportunity Subaccount (continued)
2004
Top I	7,847	$12.318904	$96,671	1.10%	12.32%	0.00%
Top Tradition	504,422	$21.445455	$10,817,556	1.10%	12.32%	0.00%
Top Plus	225,163	$21.787570	$4,905,745	0.90%	12.54%	0.00%
Investar Vision & Top Spectrum	2,983	$13.682335	$40,812	1.40%	11.99%	0.00%
Top Explorer	382,243	$21.423407	$8,188,955	1.30%	12.10%	0.00%
Oncore & Firstar Oncore Flex	6,433	$13.592579	$87,444	1.50%	11.88%	0.00%
Oncore & Firstar Oncore Value	361,287	$14.141487	$5,109,139	0.90%	12.54%	0.00%
Oncore & Firstar Oncore Premier	780,144	$13.682335	$10,674,180	1.40%	11.99%	0.00%
Oncore & Firstar Oncore Xtra	498,288	$13.682335	$6,817,744	1.40%	11.99%	0.00%
Oncore & Firstar Oncore Lite	244,454	$13.682335	$3,344,705	1.40%	11.99%	0.00%

	3,013,264		$50,082,951

2003
Top I	7,168	$10.967734	$78,614	1.10%	44.75%	0.04%
Top Tradition	582,520	$19.093264	$11,122,204	1.10%	44.75%	0.04%
Top Plus	267,784	$19.359387	$5,184,130	0.90%	45.04%	0.04%
Investar Vision & Top Spectrum	4,665	$12.217876	$57,000	1.40%	44.32%	0.04%
Top Explorer	454,152	$19.111464	$8,679,515	1.30%	44.47%	0.04%
Oncore & Firstar Oncore Flex	13,825	$12.149723	$167,969	1.50%	44.18%	0.04%
Oncore & Firstar Oncore Value	299,086	$12.565438	$3,758,150	0.90%	45.04%	0.04%
Oncore & Firstar Oncore Premier	738,274	$12.217876	$9,020,134	1.40%	44.32%	0.04%
Oncore & Firstar Oncore Xtra	387,378	$12.217876	$4,732,941	1.40%	44.32%	0.04%
Oncore & Firstar Oncore Lite	47,347	$12.217876	$578,480	1.40%	44.32%	0.04%

	2,802,199		$43,379,137

S&P 500 Index Subaccount
2007
Top I	7,126	$10.987989	$78,304	1.10%	3.91%	1.34%
Top Tradition	486,895	$20.624102	$10,041,779	1.10%	3.91%	1.28%
Top Plus	131,411	$21.077909	$2,769,870	0.90%	4.12%	1.21%
Investar Vision & Top Spectrum	42,457	$13.723920	$582,672	1.40%	3.60%	1.09%
Top Explorer	411,585	$19.717115	$8,115,271	1.30%	3.71%	1.25%
Oncore & Firstar Oncore Flex	50,601	$13.220644	$668,975	1.50%	3.50%	1.16%
Oncore & Firstar Oncore Value	688,708	$14.001291	$9,642,808	0.90%	4.12%	1.45%
Oncore & Firstar Oncore Premier	1,891,876	$13.347257	$25,251,340	1.40%	3.60%	1.38%
Oncore & Firstar Oncore Xtra	1,417,038	$13.347257	$18,913,575	1.40%	3.60%	1.38%
Oncore & Firstar Oncore Lite	989,275	$13.347257	$13,204,105	1.40%	3.60%	1.38%
Oncore Ultra	174,174	$13.347257	$2,324,742	1.40%	3.60%	1.38%

	6,291,146		$91,593,441

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
S&P 500 Index Subaccount (continued)
2006
Top I	7,298	$10.574254	$77,166	1.10%	14.05%	0.81%
Top Tradition	557,596	$19.847544	$11,066,910	1.10%	14.05%	1.01%
Top Plus	167,162	$20.243886	$3,384,008	0.90%	14.27%	0.98%
Investar Vision & Top Spectrum	67,923	$13.246583	$899,751	1.40%	13.71%	0.92%
Top Explorer	501,173	$19.012429	$9,528,523	1.30%	13.82%	1.03%
Oncore & Firstar Oncore Flex	63,223	$12.773463	$807,577	1.50%	13.60%	0.95%
Oncore & Firstar Oncore Value	625,744	$13.447281	$8,414,556	0.90%	14.27%	0.97%
Oncore & Firstar Oncore Premier	2,202,890	$12.883020	$28,379,871	1.40%	13.71%	1.10%
Oncore & Firstar Oncore Xtra	1,440,375	$12.883020	$18,556,385	1.40%	13.71%	1.10%
Oncore & Firstar Oncore Lite	581,184	$12.883020	$7,487,410	1.40%	13.71%	1.10%
Oncore Ultra	37,417	$12.883020	$482,041	1.40%	11.24%	1.10%	8/7/06

	6,251,985		$89,084,198

2005
Top I	11,960	$9.271844	$110,888	1.10%	3.33%	1.00%
Top Tradition	722,817	$17.402963	$12,579,164	1.10%	3.33%	0.94%
Top Plus	229,126	$17.715460	$4,059,075	0.90%	3.54%	0.92%
Investar Vision & Top Spectrum	102,279	$11.649395	$1,191,490	1.40%	3.03%	0.91%
Top Explorer	619,152	$16.703578	$10,342,053	1.30%	3.13%	0.93%
Oncore & Firstar Oncore Flex	91,530	$11.244364	$1,029,195	1.50%	2.93%	0.97%
Oncore & Firstar Oncore Value	843,939	$11.767737	$9,931,252	0.90%	3.54%	1.20%
Oncore & Firstar Oncore Premier	2,932,440	$11.329667	$33,223,573	1.40%	3.03%	1.01%
Oncore & Firstar Oncore Xtra	1,774,333	$11.329667	$20,102,603	1.40%	3.03%	1.01%
Oncore & Firstar Oncore Lite	396,816	$11.329667	$4,495,784	1.40%	3.03%	1.01%

	7,724,392		$97,065,077

2004
Top I	13,918	$8.972855	$124,882	1.10%	9.10%	1.18%
Top Tradition	865,003	$16.841761	$14,568,168	1.10%	9.10%	1.06%
Top Plus	308,745	$17.110362	$5,282,732	0.90%	9.32%	1.01%
Investar Vision & Top Spectrum	131,066	$11.307096	$1,481,973	1.40%	8.78%	1.01%
Top Explorer	749,308	$16.196798	$12,136,386	1.30%	8.88%	1.08%
Oncore & Firstar Oncore Flex	111,642	$10.924689	$1,219,649	1.50%	8.67%	1.03%
Oncore & Firstar Oncore Value	647,913	$11.365793	$7,364,047	0.90%	9.32%	1.14%
Oncore & Firstar Oncore Premier	2,915,101	$10.996761	$32,056,676	1.40%	8.78%	1.16%
Oncore & Firstar Oncore Xtra	1,900,670	$10.996761	$20,901,216	1.40%	8.78%	1.16%
Oncore & Firstar Oncore Lite	459,684	$10.996761	$5,055,040	1.40%	8.78%	1.16%

	8,103,050		$100,190,769

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
S&P 500 Index Subaccount (continued)
2003
Top I	10,513	$8.224458	$86,462	1.10%	26.45%	1.15%
Top Tradition	986,495	$15.437040	$15,228,556	1.10%	26.45%	1.20%
Top Plus	386,328	$15.652148	$6,046,868	0.90%	26.70%	1.18%
Investar Vision & Top Spectrum	160,544	$10.394851	$1,668,828	1.40%	26.08%	1.18%
Top Explorer	824,604	$14.875317	$12,266,244	1.30%	26.20%	1.20%
Oncore & Firstar Oncore Flex	129,328	$10.053229	$1,300,164	1.50%	25.95%	1.11%
Oncore & Firstar Oncore Value	664,592	$10.397150	$6,909,862	0.90%	26.70%	1.24%
Oncore & Firstar Oncore Premier	2,952,652	$10.109565	$29,850,032	1.40%	26.08%	1.24%
Oncore & Firstar Oncore Xtra	1,741,329	$10.109565	$17,604,081	1.40%	26.08%	1.24%
Oncore & Firstar Oncore Lite	313,876	$10.109565	$3,173,153	1.40%	26.08%	1.24%

	8,170,261		$94,134,249

Blue Chip Subaccount
2007
Top I	1,541	$11.420393	$17,603	1.10%	–9.73%	1.12%
Top Tradition	23,566	$11.420393	$269,128	1.10%	–9.73%	0.91%
Top Plus	6,099	$11.606647	$70,786	0.90%	–9.55%	1.12%
Investar Vision & Top Spectrum	650	$11.409821	$7,420	1.40%	–10.00%	2.57%
Top Explorer	14,765	$11.237449	$165,916	1.30%	–9.91%	1.14%
Oncore & Firstar Oncore Flex	26,850	$11.301574	$303,448	1.50%	–10.09%	1.06%
Oncore & Firstar Oncore Value	120,817	$11.968870	$1,446,039	0.90%	–9.55%	1.14%
Oncore & Firstar Oncore Premier	442,478	$11.409821	$5,048,600	1.40%	–10.00%	1.02%
Oncore & Firstar Oncore Xtra	767,549	$11.409821	$8,757,599	1.40%	–10.00%	1.02%
Oncore & Firstar Oncore Lite	495,042	$11.409821	$5,648,345	1.40%	–10.00%	1.02%

	1,899,357		$21,734,884

2006
Top I	1,542	$12.651963	$19,505	1.10%	15.09%	0.98%
Top Tradition	49,044	$12.651963	$620,499	1.10%	15.09%	0.99%
Top Plus	6,144	$12.832713	$78,847	0.90%	15.31%	0.96%
Investar Vision & Top Spectrum	100	$12.677987	$1,267	1.40%	14.75%	0.07%
Top Explorer	14,317	$12.474060	$178,589	1.30%	14.86%	0.68%
Oncore & Firstar Oncore Flex	29,969	$12.570161	$376,711	1.50%	14.64%	0.83%
Oncore & Firstar Oncore Value	103,198	$13.233186	$1,365,635	0.90%	15.31%	0.96%
Oncore & Firstar Oncore Premier	539,182	$12.677987	$6,835,766	1.40%	14.75%	1.05%
Oncore & Firstar Oncore Xtra	947,911	$12.677987	$12,017,600	1.40%	14.75%	1.05%
Oncore & Firstar Oncore Lite	460,054	$12.677987	$5,832,556	1.40%	14.75%	1.05%

	2,151,461		$27,326,975

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Blue Chip Subaccount (continued)
2005
Top I	1,542	$10.993372	$16,951	1.10%	3.60%	0.98%
Top Tradition	47,952	$10.993372	$527,149	1.10%	3.60%	0.97%
Top Plus	6,365	$11.128423	$70,836	0.90%	3.80%	0.85%
Investar Vision & Top Spectrum	1,769	$11.048572	$19,541	1.40%	3.29%	0.92%
Top Explorer	28,570	$10.860149	$310,278	1.30%	3.40%	0.86%
Oncore & Firstar Oncore Flex	40,707	$10.965373	$446,372	1.50%	3.19%	0.74%
Oncore & Firstar Oncore Value	111,649	$11.475703	$1,281,246	0.90%	3.80%	0.90%
Oncore & Firstar Oncore Premier	640,038	$11.048572	$7,071,503	1.40%	3.29%	0.92%
Oncore & Firstar Oncore Xtra	1,017,109	$11.048572	$11,237,605	1.40%	3.29%	0.92%
Oncore & Firstar Oncore Lite	201,599	$11.048572	$2,227,388	1.40%	3.29%	0.92%

	2,097,300		$23,208,869

2004
Top I	1,542	$10.611435	$16,366	1.10%	8.41%	1.24%
Top Tradition	50,399	$10.611435	$534,806	1.10%	8.41%	1.26%
Top Plus	9,015	$10.720596	$96,651	0.90%	8.62%	1.28%
Investar Vision & Top Spectrum	5,780	$10.696275	$61,822	1.40%	8.09%	1.40%
Top Explorer	36,448	$10.503505	$382,829	1.30%	8.19%	1.29%
Oncore & Firstar Oncore Flex	65,506	$10.626161	$696,081	1.50%	7.98%	1.19%
Oncore & Firstar Oncore Value	126,918	$11.055144	$1,403,102	0.90%	8.62%	1.38%
Oncore & Firstar Oncore Premier	779,857	$10.696275	$8,341,568	1.40%	8.09%	1.40%
Oncore & Firstar Oncore Xtra	1,065,624	$10.696275	$11,398,203	1.40%	8.09%	1.40%
Oncore & Firstar Oncore Lite	212,626	$10.696275	$2,274,301	1.40%	8.09%	1.40%

	2,353,715		$25,205,729

2003
Top I	1,543	$9.788494	$15,100	1.10%	25.21%	1.35%
Top Tradition	57,233	$9.788494	$560,226	1.10%	25.21%	1.37%
Top Plus	9,843	$9.869589	$97,150	0.90%	25.45%	1.45%
Investar Vision & Top Spectrum	5,708	$9.896131	$56,486	1.40%	24.84%	1.43%
Top Explorer	36,165	$9.708148	$351,100	1.30%	24.96%	1.39%
Oncore & Firstar Oncore Flex	77,873	$9.840980	$766,351	1.50%	24.71%	1.52%
Oncore & Firstar Oncore Value	134,460	$10.177576	$1,368,474	0.90%	25.45%	1.40%
Oncore & Firstar Oncore Premier	835,051	$9.896131	$8,263,770	1.40%	24.84%	1.43%
Oncore & Firstar Oncore Xtra	970,247	$9.896131	$9,601,690	1.40%	24.84%	1.43%
Oncore & Firstar Oncore Lite	160,032	$9.896131	$1,583,696	1.40%	24.84%	1.43%

	2,288,155		$22,664,043

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount
2007
Top I	2,899	$15.140610	$43,889	1.10%	2.40%	0.00%
Top Tradition	50,464	$15.140610	$764,053	1.10%	2.40%	0.00%
Top Plus	25,139	$15.387450	$386,826	0.90%	2.60%	0.00%
Investar Vision & Top Spectrum	1,993	$14.306057	$28,515	1.40%	2.09%	0.00%
Top Explorer	55,314	$14.898150	$824,069	1.30%	2.19%	0.00%
Oncore & Firstar Oncore Flex	90,086	$14.170338	$1,276,554	1.50%	1.99%	0.00%
Oncore & Firstar Oncore Value	734,281	$15.006808	$11,019,212	0.90%	2.60%	0.00%
Oncore & Firstar Oncore Premier	1,255,062	$14.306057	$17,954,996	1.40%	2.09%	0.00%
Oncore & Firstar Oncore Xtra	1,245,884	$14.306057	$17,823,681	1.40%	2.09%	0.00%
Oncore & Firstar Oncore Lite	1,200,328	$14.306057	$17,171,963	1.40%	2.09%	0.00%
Oncore Ultra	94,549	$14.306057	$1,352,621	1.40%	2.09%	0.00%
Oncore Wrap	191	$10.511392	$2,007	0.65%	2.86%	0.00%

	4,756,190		$68,648,386

2006
Top I	2,867	$14.786200	$42,391	1.10%	8.93%	0.00%
Top Tradition	47,931	$14.786200	$708,723	1.10%	8.93%	0.00%
Top Plus	28,987	$14.997356	$434,730	0.90%	9.15%	0.00%
Investar Vision & Top Spectrum	2,975	$14.012859	$41,685	1.40%	8.61%	0.00%
Top Explorer	53,531	$14.578330	$780,391	1.30%	8.72%	0.00%
Oncore & Firstar Oncore Flex	36,014	$13.893687	$500,373	1.50%	8.51%	0.00%
Oncore & Firstar Oncore Value	574,601	$14.626365	$8,404,318	0.90%	9.15%	0.00%
Oncore & Firstar Oncore Premier	1,237,336	$14.012859	$17,338,632	1.40%	8.61%	0.00%
Oncore & Firstar Oncore Xtra	1,162,383	$14.012859	$16,288,306	1.40%	8.61%	0.00%
Oncore & Firstar Oncore Lite	908,344	$14.012859	$12,728,491	1.40%	8.61%	0.00%
Oncore Ultra	27,141	$14.012859	$380,318	1.40%	5.67%	0.00%	8/7/06

	4,082,110		$57,648,358

2005
Top I	3,303	$13.573436	$44,829	1.10%	1.87%	5.94%
Top Tradition	41,596	$13.573436	$564,603	1.10%	1.87%	5.49%
Top Plus	14,685	$13.740101	$201,777	0.90%	2.08%	6.90%
Investar Vision & Top Spectrum	5,409	$12.901575	$69,790	1.40%	1.57%	5.38%
Top Explorer	47,917	$13.408981	$642,521	1.30%	1.67%	5.17%
Oncore & Firstar Oncore Flex	14,409	$12.804436	$184,493	1.50%	1.47%	4.03%
Oncore & Firstar Oncore Value	414,973	$13.400215	$5,560,726	0.90%	2.08%	6.11%
Oncore & Firstar Oncore Premier	1,041,558	$12.901575	$13,437,733	1.40%	1.57%	5.38%
Oncore & Firstar Oncore Xtra	970,510	$12.901575	$12,521,108	1.40%	1.57%	5.38%
Oncore & Firstar Oncore Lite	582,304	$12.901575	$7,512,645	1.40%	1.57%	5.38%

	3,136,664		$40,740,225

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount (continued)
2004
Top I	1,470	$13.323676	$19,579	1.10%	9.46%	0.26%
Top Tradition	31,474	$13.323676	$419,346	1.10%	9.46%	0.32%
Top Plus	4,357	$13.460648	$58,646	0.90%	9.68%	0.25%
Investar Vision & Top Spectrum	5,873	$12.701656	$74,596	1.40%	9.14%	0.36%
Top Explorer	36,892	$13.188188	$486,542	1.30%	9.25%	0.36%
Oncore & Firstar Oncore Flex	59,855	$12.618415	$755,281	1.50%	9.03%	0.41%
Oncore & Firstar Oncore Value	226,445	$13.127684	$2,972,705	0.90%	9.68%	0.37%
Oncore & Firstar Oncore Premier	859,441	$12.701656	$10,916,318	1.40%	9.14%	0.36%
Oncore & Firstar Oncore Xtra	843,534	$12.701656	$10,714,278	1.40%	9.14%	0.36%
Oncore & Firstar Oncore Lite	400,197	$12.701656	$5,083,170	1.40%	9.14%	0.36%

	2,469,538		$31,500,461

2003
Top I	2,432	$12.171803	$29,597	1.10%	21.45%	8.13%
Top Tradition	36,128	$12.171803	$439,745	1.10%	21.45%	7.84%
Top Plus	6,539	$12.272560	$80,249	0.90%	21.69%	7.91%
Investar Vision & Top Spectrum	4,594	$11.638098	$53,463	1.40%	21.09%	7.77%
Top Explorer	27,234	$12.071928	$328,770	1.30%	21.21%	7.72%
Oncore & Firstar Oncore Flex	24,151	$11.573251	$279,506	1.50%	20.97%	8.85%
Oncore & Firstar Oncore Value	203,555	$11.968977	$2,436,345	0.90%	21.69%	7.73%
Oncore & Firstar Oncore Premier	715,211	$11.638098	$8,323,702	1.40%	21.09%	7.77%
Oncore & Firstar Oncore Xtra	658,534	$11.638098	$7,664,084	1.40%	21.09%	7.77%
Oncore & Firstar Oncore Lite	270,586	$11.638098	$3,149,101	1.40%	21.09%	7.77%

	1,948,964		$22,784,562

Capital Growth Subaccount
2007
Top I	1,122	$10.948037	$12,288	1.10%	10.01%	0.00%
Top Tradition	54,384	$10.948037	$595,394	1.10%	10.01%	0.00%
Top Plus	28,818	$11.126720	$320,654	0.90%	10.23%	0.00%
Investar Vision & Top Spectrum	594	$23.303218	$13,843	1.40%	9.69%	0.00%
Top Explorer	46,539	$10.772524	$501,343	1.30%	9.80%	0.00%
Oncore & Firstar Oncore Flex	16,332	$23.082048	$376,977	1.50%	9.58%	0.00%
Oncore & Firstar Oncore Value	179,330	$24.445423	$4,383,788	0.90%	10.23%	0.00%
Oncore & Firstar Oncore Premier	329,849	$23.303218	$7,686,519	1.40%	9.69%	0.00%
Oncore & Firstar Oncore Xtra	276,637	$23.303218	$6,446,541	1.40%	9.69%	0.00%
Oncore & Firstar Oncore Lite	282,746	$23.303218	$6,588,894	1.40%	9.69%	0.00%
Oncore Ultra	21,668	$23.303218	$504,941	1.40%	9.69%	0.00%
Oncore Wrap	3,854	$11.638423	$44,857	0.65%	10.51%	0.00%

	1,241,873		$27,476,039

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Capital Growth Subaccount (continued)
2006
Top I	1,142	$9.951443	$11,364	1.10%	18.82%	0.00%
Top Tradition	66,814	$9.951443	$664,895	1.10%	18.82%	0.00%
Top Plus	19,678	$10.093727	$198,628	0.90%	19.06%	0.00%
Investar Vision & Top Spectrum	2,499	$21.245155	$53,095	1.40%	18.47%	0.00%
Top Explorer	54,769	$9.811382	$537,362	1.30%	18.59%	0.00%
Oncore & Firstar Oncore Flex	9,762	$21.064385	$205,623	1.50%	18.35%	0.00%
Oncore & Firstar Oncore Value	178,664	$22.175950	$3,962,037	0.90%	19.06%	0.00%
Oncore & Firstar Oncore Premier	397,154	$21.245155	$8,437,591	1.40%	18.47%	0.00%
Oncore & Firstar Oncore Xtra	266,077	$21.245155	$5,652,838	1.40%	18.47%	0.00%
Oncore & Firstar Oncore Lite	131,305	$21.245155	$2,789,594	1.40%	18.47%	0.00%
Oncore Ultra	16,141	$21.245155	$342,927	1.40%	14.60%	0.00%	8/7/06

	1,144,005		$22,855,954

2005
Top I	1,564	$8.375158	$13,100	1.10%	1.50%	0.00%
Top Tradition	90,457	$8.375158	$757,595	1.10%	1.50%	0.00%
Top Plus	32,916	$8.478128	$279,067	0.90%	1.71%	0.00%
Investar Vision & Top Spectrum	1,524	$17.932886	$27,328	1.40%	1.21%	0.00%
Top Explorer	84,338	$8.273551	$697,774	1.30%	1.30%	0.00%
Oncore & Firstar Oncore Flex	12,445	$17.797778	$221,501	1.50%	1.11%	0.00%
Oncore & Firstar Oncore Value	188,504	$18.626477	$3,511,173	0.90%	1.71%	0.00%
Oncore & Firstar Oncore Premier	440,971	$17.932886	$7,907,886	1.40%	1.21%	0.00%
Oncore & Firstar Oncore Xtra	282,513	$17.932886	$5,066,273	1.40%	1.21%	0.00%
Oncore & Firstar Oncore Lite	67,956	$17.932886	$1,218,619	1.40%	1.21%	0.00%

	1,203,188		$19,700,316

2004
Top I	3,935	$8.251025	$32,465	1.10%	18.40%	0.00%
Top Tradition	112,136	$8.251025	$925,233	1.10%	18.40%	0.00%
Top Plus	40,287	$8.335993	$335,829	0.90%	18.64%	0.00%
Investar Vision & Top Spectrum	2,536	$17.719361	$44,942	1.40%	18.05%	0.00%
Top Explorer	103,206	$8.166981	$842,885	1.30%	18.17%	0.00%
Oncore & Firstar Oncore Flex	16,045	$17.603150	$282,451	1.50%	17.93%	0.00%
Oncore & Firstar Oncore Value	201,998	$18.314193	$3,699,432	0.90%	18.64%	0.00%
Oncore & Firstar Oncore Premier	460,491	$17.719361	$8,159,614	1.40%	18.05%	0.00%
Oncore & Firstar Oncore Xtra	315,048	$17.719361	$5,582,445	1.40%	18.05%	0.00%
Oncore & Firstar Oncore Lite	61,427	$17.719361	$1,088,440	1.40%	18.05%	0.00%

	1,317,109		$20,993,736

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Growth Subaccount (continued)
2003
Top I	3,201	$6.968653	$22,303	1.10%	38.58%	0.00%
Top Tradition	114,522	$6.968653	$798,061	1.10%	38.58%	0.00%
Top Plus	44,349	$7.026460	$311,619	0.90%	38.85%	0.00%
Investar Vision & Top Spectrum	2,472	$15.009966	$37,101	1.40%	38.17%	0.00%
Top Explorer	118,213	$6.911348	$817,008	1.30%	38.30%	0.00%
Oncore & Firstar Oncore Flex	21,129	$14.926259	$315,376	1.50%	38.03%	0.00%
Oncore & Firstar Oncore Value	216,887	$15.437146	$3,348,118	0.90%	38.85%	0.00%
Oncore & Firstar Oncore Premier	508,996	$15.009966	$7,640,028	1.40%	38.17%	0.00%
Oncore & Firstar Oncore Xtra	328,439	$15.009966	$4,929,855	1.40%	38.17%	0.00%
Oncore & Firstar Oncore Lite	118,677	$15.009966	$1,781,339	1.40%	38.17%	0.00%

	1,476,885		$20,000,808

Nasdaq-100 Index Subaccount
2007
Top I	940	$4.928080	$4,631	1.10%	17.29%	0.00%
Top Tradition	65,181	$4.928080	$321,216	1.10%	17.29%	0.00%
Top Plus	32,300	$5.003612	$161,616	0.90%	17.52%	0.00%
Investar Vision & Top Spectrum	1,285	$4.817178	$6,190	1.40%	16.94%	0.00%
Top Explorer	98,409	$4.853897	$477,669	1.30%	17.05%	0.00%
Oncore Flex	14,853	$4.780893	$71,013	1.50%	16.82%	0.00%
Oncore & Firstar Oncore Value	1,283,768	$5.003612	$6,423,475	0.90%	17.52%	0.00%
Oncore & Firstar Oncore Premier	1,829,651	$4.817178	$8,813,752	1.40%	16.94%	0.00%
Oncore & Firstar Oncore Xtra	1,350,357	$4.817178	$6,504,910	1.40%	16.94%	0.00%
Oncore & Firstar Oncore Lite	3,394,471	$4.817178	$16,351,773	1.40%	16.94%	0.00%
Oncore Ultra	65,838	$4.817178	$317,156	1.40%	16.94%	0.00%

	8,137,053		$39,453,401

2006
Top I	943	$4.201735	$3,958	1.10%	5.45%	0.00%
Top Tradition	75,868	$4.201735	$318,778	1.10%	5.45%	0.00%
Top Plus	34,139	$4.257637	$145,353	0.90%	5.65%	0.00%
Investar Vision & Top Spectrum	2,013	$4.119424	$8,290	1.40%	5.14%	0.00%
Top Explorer	93,787	$4.146697	$388,908	1.30%	5.24%	0.00%
Oncore Flex	15,111	$4.092444	$61,841	1.50%	5.03%	0.00%
Oncore & Firstar Oncore Value	1,664,926	$4.257637	$7,088,650	0.90%	5.65%	0.00%
Oncore & Firstar Oncore Premier	2,292,149	$4.119424	$9,442,338	1.40%	5.14%	0.00%
Oncore & Firstar Oncore Xtra	1,593,253	$4.119424	$6,563,285	1.40%	5.14%	0.00%
Oncore & Firstar Oncore Lite	3,318,359	$4.119424	$13,669,728	1.40%	5.14%	0.00%

	9,090,548		$37,691,129

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount (continued)
2005
Top I	945	$3.984706	$3,764	1.10%	0.33%	0.00%
Top Tradition	100,761	$3.984706	$401,502	1.10%	0.33%	0.00%
Top Plus	55,705	$4.029756	$224,477	0.90%	0.53%	0.00%
Top Spectrum	2,754	$3.918202	$10,791	1.40%	0.04%	0.00%
Top Explorer	92,399	$3.940267	$364,075	1.30%	0.14%	0.00%
Oncore Flex	24,926	$3.896373	$97,119	1.50%	-0.06%	0.00%
Oncore & Firstar Oncore Value	1,060,246	$4.029756	$4,272,531	0.90%	0.53%	0.00%
Oncore & Firstar Oncore Premier	1,808,807	$3.918202	$7,087,271	1.40%	0.04%	0.00%
Oncore & Firstar Oncore Xtra	1,186,324	$3.918202	$4,648,258	1.40%	0.04%	0.00%
Oncore & Firstar Oncore Lite	1,562,791	$3.918202	$6,123,338	1.40%	0.04%	0.00%

	5,895,658		$23,233,126

2004
Top I	3,327	$3.971406	$13,211	1.10%	8.80%	0.00%
Top Tradition	134,268	$3.971406	$533,233	1.10%	8.80%	0.00%
Top Plus	67,200	$4.008381	$269,365	0.90%	9.02%	0.00%
Top Spectrum	3,474	$3.916679	$13,607	1.40%	8.48%	0.00%
Top Explorer	122,789	$3.934857	$483,157	1.30%	8.59%	0.00%
Oncore Flex	14,917	$3.898693	$58,158	1.50%	8.37%	0.00%
Oncore & Firstar Oncore Value	403,259	$4.008381	$1,616,417	0.90%	9.02%	0.00%
Oncore & Firstar Oncore Premier	1,071,195	$3.916679	$4,195,521	1.40%	8.48%	0.00%
Oncore & Firstar Oncore Xtra	773,192	$3.916679	$3,028,347	1.40%	8.48%	0.00%
Oncore & Firstar Oncore Lite	275,075	$3.916679	$1,077,381	1.40%	8.48%	0.00%

	2,868,696		$11,288,397

2003
Top I	17,203	$3.650175	$62,795	1.10%	46.26%	0.00%
Top Tradition	140,108	$3.650175	$511,418	1.10%	46.26%	0.00%
Top Plus	69,975	$3.676860	$257,287	0.90%	46.54%	0.00%
Top Spectrum	5,090	$3.610591	$18,379	1.40%	45.82%	0.00%
Top Explorer	149,069	$3.623755	$540,189	1.30%	45.97%	0.00%
Oncore & Firstar Oncore Flex	49,395	$3.597556	$177,700	1.50%	45.68%	0.00%
Oncore & Firstar Oncore Value	276,066	$3.676860	$1,015,058	0.90%	46.54%	0.00%
Oncore & Firstar Oncore Premier	950,712	$3.610591	$3,432,633	1.40%	45.82%	0.00%
Oncore & Firstar Oncore Xtra	820,115	$3.610591	$2,961,099	1.40%	45.82%	0.00%
Oncore & Firstar Oncore Lite	195,929	$3.610591	$707,418	1.40%	45.82%	0.00%

	2,673,662		$9,683,976

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bristol Subaccount
2007
Top I	949	$12.667384	$12,019	1.10%	6.57%	0.54%
Top Tradition	21,322	$15.013012	$320,101	1.10%	6.57%	0.59%
Top Plus	6,337	$15.182553	$96,215	0.90%	6.79%	0.42%
Investar Vision & Top Spectrum	3,071	$12.586514	$38,650	1.40%	6.26%	0.54%
Top Explorer	32,862	$14.845697	$487,858	1.30%	6.36%	0.56%
Oncore & Firstar Oncore Flex	20,942	$14.680490	$307,444	1.50%	6.15%	0.74%
Oncore & Firstar Oncore Value	1,091,202	$15.182553	$16,567,231	0.90%	6.79%	0.63%
Oncore & Firstar Oncore Premier	1,209,011	$14.762770	$17,848,359	1.40%	6.26%	0.63%
Oncore & Firstar Oncore Xtra	1,010,859	$14.762770	$14,923,079	1.40%	6.26%	0.63%
Oncore & Firstar Oncore Lite	2,456,439	$14.762770	$36,263,849	1.40%	6.26%	0.63%
Oncore Ultra	133,977	$14.762770	$1,977,878	1.40%	6.26%	0.63%
Oncore Wrap	1,340	$11.189720	$14,989	0.65%	7.05%	1.31%

	5,988,311		$88,857,672

2006
Top I	927	$11.885900	$11,020	1.10%	15.16%	0.36%
Top Tradition	7,636	$14.086815	$107,562	1.10%	15.16%	0.33%
Top Plus	7,492	$14.217544	$106,517	0.90%	15.38%	0.25%
Investar Vision & Top Spectrum	2,837	$11.845258	$33,606	1.40%	14.82%	0.59%
Top Explorer	24,042	$13.957508	$335,569	1.30%	14.93%	0.26%
Oncore & Firstar Oncore Flex	6,112	$13.829606	$84,523	1.50%	14.70%	0.44%
Oncore & Firstar Oncore Value	754,166	$14.217544	$10,722,384	0.90%	15.38%	0.44%
Oncore & Firstar Oncore Premier	970,212	$13.893341	$13,479,484	1.40%	14.82%	0.44%
Oncore & Firstar Oncore Xtra	729,167	$13.893341	$10,130,571	1.40%	14.82%	0.44%
Oncore & Firstar Oncore Lite	1,459,339	$13.893341	$20,275,099	1.40%	14.82%	0.44%
Oncore Ultra	28,973	$13.893341	$402,534	1.40%	11.62%	0.44%	8/7/06

	3,990,903		$55,688,869

2005
Top I	308	$10.321480	$3,176	1.10%	3.21%	0.00%	11/2/05
Top Tradition	8,423	$12.232704	$103,034	1.10%	10.81%	0.00%
Top Plus	11,409	$12.321848	$140,579	0.90%	11.03%	0.00%
Investar Vision	1,050	$10.316620	$10,837	1.40%	3.17%	0.00%	11/2/05
Top Explorer	37,724	$12.144310	$458,133	1.30%	10.59%	0.00%
Oncore & Firstar Oncore Flex	4,281	$12.056721	$51,617	1.50%	10.38%	0.00%
Oncore & Firstar Oncore Value	381,338	$12.321848	$4,698,786	0.90%	11.03%	0.00%
Oncore & Firstar Oncore Premier	514,265	$12.100392	$6,222,814	1.40%	10.49%	0.00%
Oncore & Firstar Oncore Xtra	397,514	$12.100392	$4,810,070	1.40%	10.49%	0.00%
Oncore & Firstar Oncore Lite	685,688	$12.100392	$8,297,090	1.40%	10.49%	0.00%

	2,042,000		$24,796,136

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Bristol Subaccount (continued)
2004
Top Tradition	6,694	$11.039073	$73,896	1.10%	7.44%	0.90%
Top Plus	12,814	$11.097582	$142,201	0.90%	7.65%	0.95%
Top Explorer	37,425	$10.980911	$410,958	1.30%	7.23%	1.09%
Oncore Flex	635	$10.923170	$6,941	1.50%	7.01%	1.06%
Oncore & Firstar Oncore Value	12,661	$11.097582	$140,506	0.90%	7.65%	1.33%
Oncore & Firstar Oncore Premier	40,686	$10.951971	$445,597	1.40%	7.12%	1.12%
Oncore & Firstar Oncore Xtra	44,385	$10.951971	$486,099	1.40%	7.12%	1.12%
Oncore Lite	4,790	$10.951971	$52,464	1.40%	7.12%	1.12%

	160,090		$1,758,662

2003
Top Tradition	6,755	$10.274749	$69,401	1.10%	31.02%	0.48%
Top Plus	8,601	$10.308725	$88,661	0.90%	31.28%	0.46%
Top Explorer	34,505	$10.240892	$353,366	1.30%	30.76%	0.59%
Oncore Flex	637	$10.207211	$6,498	1.50%	30.50%	1.52%
Oncore Value	9,401	$10.308725	$96,912	0.90%	31.28%	0.33%
Oncore Premier	41,234	$10.224018	$421,579	1.40%	30.63%	0.78%
Oncore & Firstar Oncore Xtra	31,261	$10.224018	$319,617	1.40%	30.63%	0.78%
Oncore Lite	1,368	$10.224018	$13,986	1.40%	30.63%	0.78%

	133,762		$1,370,020

Bryton Growth Subaccount
2007
Top Tradition	6,031	$12.613740	$76,071	1.10%	8.69%	0.00%
Top Plus	3,375	$12.756208	$43,052	0.90%	8.91%	0.00%
Investar Vision	33	$12.997704	$431	1.40%	8.37%	0.00%
Top Explorer	9,494	$12.473139	$118,417	1.30%	8.47%	0.00%
Oncore & Firstar Oncore Flex	19,185	$12.334314	$236,632	1.50%	8.26%	0.00%
Oncore & Firstar Oncore Value	901,211	$12.756208	$11,496,033	0.90%	8.91%	0.00%
Oncore & Firstar Oncore Premier	820,453	$12.403461	$10,176,461	1.40%	8.37%	0.00%
Oncore & Firstar Oncore Xtra	836,840	$12.403461	$10,379,710	1.40%	8.37%	0.00%
Oncore & Firstar Oncore Lite	2,130,461	$12.403461	$26,425,094	1.40%	8.37%	0.00%
Oncore Ultra	147,837	$12.403461	$1,833,692	1.40%	8.37%	0.00%
Oncore Wrap	1,292	$11.601354	$14,989	0.65%	9.18%	0.00%

	4,876,212		$60,800,582

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bryton Growth Subaccount (continued)
2006
Top Tradition	5,945	$11.605216	$68,994	1.10%	15.47%	0.00%
Top Plus	4,198	$11.712928	$49,168	0.90%	15.70%	0.00%
Investar Vision	33	$11.994161	$398	1.40%	15.13%	0.00%
Top Explorer	6,377	$11.498661	$73,326	1.30%	15.25%	0.00%
Oncore & Firstar Oncore Flex	2,574	$11.393271	$29,327	1.50%	15.02%	0.00%
Oncore & Firstar Oncore Value	417,125	$11.712928	$4,885,749	0.90%	15.70%	0.00%
Oncore & Firstar Oncore Premier	461,899	$11.445796	$5,286,806	1.40%	15.13%	0.00%
Oncore & Firstar Oncore Xtra	452,326	$11.445796	$5,177,235	1.40%	15.13%	0.00%
Oncore & Firstar Oncore Lite	843,838	$11.445796	$9,658,394	1.40%	15.13%	0.00%
Oncore Ultra	33,018	$11.445796	$377,913	1.40%	15.88%	0.00%	8/7/06

	2,227,333		$25,607,310

2005
Top Tradition	7,262	$10.050205	$72,989	1.10%	3.17%	0.02%
Top Plus	6,105	$10.123465	$61,800	0.90%	3.38%	0.02%
Top Explorer	12,938	$9.977577	$129,087	1.30%	2.97%	0.02%
Oncore Flex	570	$9.905614	$5,651	1.50%	2.77%	0.02%
Oncore & Firstar Oncore Value	165,846	$10.123465	$1,678,940	0.90%	3.38%	0.03%
Oncore & Firstar Oncore Premier	200,956	$9.941498	$1,997,807	1.40%	2.87%	0.03%
Oncore & Firstar Oncore Xtra	199,913	$9.941498	$1,987,435	1.40%	2.87%	0.03%
Oncore & Firstar Oncore Lite	279,045	$9.941498	$2,774,112	1.40%	2.87%	0.03%

	872,635		$8,707,821

2004
Top Tradition	9,643	$9.741115	$93,929	1.10%	6.33%	0.00%
Top Plus	11,068	$9.792756	$108,383	0.90%	6.54%	0.00%
Top Explorer	24,711	$9.689786	$239,446	1.30%	6.12%	0.00%
Oncore Flex	142	$9.638831	$1,372	1.50%	5.91%	0.00%
Oncore Value	20,773	$9.792756	$203,422	0.90%	6.54%	0.00%
Oncore Premier	42,009	$9.664253	$405,985	1.40%	6.01%	0.00%
Oncore & Firstar Oncore Xtra	76,016	$9.664253	$734,640	1.40%	6.01%	0.00%
Oncore Lite	3,324	$9.664253	$32,123	1.40%	6.01%	0.00%

	187,686		$1,819,300

2003
Top Tradition	13,953	$9.161204	$127,830	1.10%	34.14%	0.00%
Top Plus	9,615	$9.191509	$88,378	0.90%	34.40%	0.00%
Top Explorer	24,726	$9.131024	$225,776	1.30%	33.87%	0.00%
Oncore Value	14,798	$9.191509	$136,013	0.90%	34.40%	0.00%
Oncore Premier	40,264	$9.115981	$367,051	1.40%	33.74%	0.00%
Oncore Xtra	45,266	$9.115981	$412,642	1.40%	33.74%	0.00%
Oncore Lite	2,113	$9.115981	$19,259	1.40%	33.74%	0.00%

	150,735		$1,376,949

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
U.S. Equity Subaccount
2007
Top Tradition	486	$12.246100	$5,957	1.10%	11.93%	0.37%
Top Explorer	681	$12.193915	$8,301	1.30%	11.71%	3.13%
Oncore Flex	19,665	$14.723496	$289,538	1.50%	11.49%	1.40%
Oncore Value	238,500	$15.046717	$3,588,639	0.90%	12.16%	0.38%
Oncore Premier	363,305	$14.776714	$5,368,470	1.40%	11.60%	0.36%
Oncore & Firstar Oncore Xtra	205,048	$14.776714	$3,029,933	1.40%	11.60%	0.36%
Oncore & Firstar Oncore Lite	704,942	$14.776714	$10,416,725	1.40%	11.60%	0.36%
Oncore Ultra	22,574	$14.776714	$333,562	1.40%	11.60%	0.36%

	1,555,201		$23,041,125

2006
Top Tradition	476	$10.940654	$5,211	1.10%	6.76%	1.23%
Oncore Flex	105	$13.206284	$1,388	1.50%	6.34%	0.12%
Oncore Value	223,147	$13.415981	$2,993,736	0.90%	6.97%	0.49%
Oncore Premier	380,435	$13.240888	$5,037,284	1.40%	6.44%	0.32%
Oncore & Firstar Oncore Xtra	238,994	$13.240888	$3,164,496	1.40%	6.44%	0.32%
Oncore & Firstar Oncore Lite	696,202	$13.240888	$9,218,329	1.40%	6.44%	0.32%
Oncore Ultra	506	$13.240888	$6,706	1.40%	7.59%	0.32%	8/7/06

	1,539,865		$20,427,150

2005
Oncore Flex	360	$12.419343	$4,467	1.50%	7.11%	0.00%
Oncore Value	72,503	$12.542147	$909,348	0.90%	7.74%	0.00%
Oncore & Firstar Oncore Premier	356,148	$12.439661	$4,430,357	1.40%	7.21%	0.00%
Oncore & Firstar Oncore Xtra	165,953	$12.439661	$2,064,401	1.40%	7.21%	0.00%
Oncore Lite	388,993	$12.439661	$4,838,937	1.40%	7.21%	0.00%

	983,957		$12,247,510

2004
Oncore Flex	3,337	$11.595024	$38,690	1.50%	15.95%	0.00%	5/3/04
Oncore Value	28,484	$11.640680	$331,579	0.90%	16.41%	0.00%	5/3/04
Oncore & Firstar Oncore Premier	190,848	$11.602603	$2,214,332	1.40%	16.03%	0.00%	5/3/04
Oncore & Firstar Oncore Xtra	59,312	$11.602603	$688,173	1.40%	16.03%	0.00%	5/3/04
Oncore Lite	123,625	$11.602603	$1,434,373	1.40%	16.03%	0.00%	5/3/04

	405,606		$4,707,147

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Balanced Subaccount
2007
Top Tradition	4,801	$12.670021	$60,832	1.10%	11.07%	0.00%
Top Plus	3,159	$12.724386	$40,194	0.90%	11.29%	0.00%
Top Explorer	11,992	$12.616054	$151,286	1.30%	10.85%	0.00%
Oncore Flex	1,946	$14.102916	$27,438	1.50%	10.63%	0.00%
Oncore Value	74,987	$14.412496	$1,080,749	0.90%	11.29%	0.00%
Oncore & Firstar Oncore Premier	122,665	$14.153886	$1,736,206	1.40%	10.74%	0.00%
Oncore & Firstar Oncore Xtra	129,700	$14.153886	$1,835,766	1.40%	10.74%	0.00%
Oncore Lite	351,628	$14.153886	$4,976,898	1.40%	10.74%	0.00%
Oncore Ultra	5,352	$14.153886	$75,749	1.40%	10.74%	0.00%

	706,230		$9,985,118

2006
Top Tradition	4,800	$11.407110	$54,759	1.10%	11.90%	2.70%
Top Plus	1,087	$11.433262	$12,424	0.90%	12.12%	3.58%
Top Explorer	2,958	$11.381094	$33,671	1.30%	11.68%	3.72%
Oncore Flex	491	$12.747674	$6,256	1.50%	11.46%	0.96%
Oncore Value	61,944	$12.950090	$802,181	0.90%	12.12%	1.68%
Oncore & Firstar Oncore Premier	86,465	$12.781084	$1,105,116	1.40%	11.57%	1.36%
Oncore & Firstar Oncore Xtra	119,845	$12.781084	$1,531,752	1.40%	11.57%	1.36%
Oncore Lite	273,201	$12.781084	$3,491,804	1.40%	11.57%	1.36%
Oncore Ultra	2,716	$12.781084	$34,710	1.40%	6.50%	1.36%	8/7/06

	553,507		$7,072,673

2005
Oncore Flex	724	$11.437239	$8,276	1.50%	1.95%	0.35%
Oncore Value	30,508	$11.550361	$352,384	0.90%	2.55%	0.29%
Oncore & Firstar Oncore Premier	62,832	$11.455950	$719,798	1.40%	2.05%	0.28%
Oncore Xtra	100,685	$11.455950	$1,153,443	1.40%	2.05%	0.28%
Oncore Lite	161,631	$11.455950	$1,851,642	1.40%	2.05%	0.28%

	356,380		$4,085,543

2004
Oncore Flex	178	$11.218760	$1,998	1.50%	12.19%	0.00%	5/3/04
Oncore Value	7,633	$11.262923	$85,969	0.90%	12.63%	0.00%	5/3/04
Oncore & Firstar Oncore Premier	28,154	$11.226079	$316,065	1.40%	12.26%	0.00%	5/3/04
Oncore Xtra	53,809	$11.226079	$604,060	1.40%	12.26%	0.00%	5/3/04
Oncore Lite	58,596	$11.226079	$657,805	1.40%	12.26%	0.00%	5/3/04

	148,370		$1,665,897

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Income Opportunity Subaccount
2007
Top Tradition	647	$11.294518	$7,304	1.10%	7.14%	0.00%
Top Plus	196	$11.342979	$2,223	0.90%	7.35%	0.00%
Top Explorer	423	$11.246398	$4,758	1.30%	6.93%	0.00%
Oncore Flex	82	$11.827149	$972	1.50%	6.72%	0.00%
Oncore Value	88,351	$12.086802	$1,067,884	0.90%	7.35%	0.00%
Oncore & Firstar Oncore Premier	62,712	$11.869912	$744,372	1.40%	6.82%	0.00%
Oncore & Firstar Oncore Xtra	46,851	$11.869912	$556,118	1.40%	6.82%	0.00%
Oncore Lite	217,333	$11.869912	$2,579,727	1.40%	6.82%	0.00%
Oncore Ultra	2,175	$11.869912	$25,823	1.40%	6.82%	0.00%

	418,770		$4,989,181

2006
Top Tradition	186	$10.541712	$1,964	1.10%	3.03%	0.00%
Top Plus	196	$10.565890	$2,070	0.90%	3.23%	0.00%
Oncore Flex	4,916	$11.082754	$54,485	1.50%	2.62%	0.00%
Oncore Value	77,873	$11.258746	$876,750	0.90%	3.23%	0.00%
Oncore & Firstar Oncore Premier	62,654	$11.111810	$696,206	1.40%	2.72%	0.00%
Oncore & Firstar Oncore Xtra	82,923	$11.111810	$921,420	1.40%	2.72%	0.00%
Oncore Lite	269,457	$11.111810	$2,994,160	1.40%	2.72%	0.00%
Oncore Ultra	72	$11.111810	$796	1.40%	5.49%	0.00%	8/7/06

	498,277		$5,547,851

2005
Top Plus	196	$10.235413	$2,006	0.90%	2.35%	0.00%	11/2/05
Oncore Flex	4,917	$10.799790	$53,100	1.50%	1.46%	0.00%
Oncore Value	66,981	$10.906590	$730,530	0.90%	2.06%	0.00%
Oncore & Firstar Oncore Premier	65,416	$10.817466	$707,632	1.40%	1.56%	0.00%
Oncore & Firstar Oncore Xtra	73,699	$10.817466	$797,232	1.40%	1.56%	0.00%
Oncore & Firstar Oncore Lite	167,931	$10.817466	$1,816,602	1.40%	1.56%	0.00%

	379,140		$4,107,102

2004
Oncore Flex	3,003	$10.644429	$31,962	1.50%	6.44%	0.00%	5/3/04
Oncore Value	28,221	$10.686342	$301,580	0.90%	6.86%	0.00%	5/3/04
Oncore & Firstar Oncore Premier	11,817	$10.651383	$125,872	1.40%	6.51%	0.00%	5/3/04
Oncore & Firstar Oncore Xtra	63,366	$10.651383	$674,940	1.40%	6.51%	0.00%	5/3/04
Oncore & Firstar Oncore Lite	77,546	$10.651383	$825,967	1.40%	6.51%	0.00%	5/3/04

	183,953		$1,960,321

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Target VIP Subaccount
2007
Top Tradition	4,436	$12.036577	$53,393	1.10%	8.53%	1.01%
Top Plus	1,155	$12.088235	$13,964	0.90%	8.75%	0.69%
Top Explorer	3,557	$11.985299	$42,636	1.30%	8.32%	0.88%
Oncore & Firstar Oncore Flex	86,986	$11.934271	$1,038,120	1.50%	8.10%	0.86%
Oncore Value	224,301	$12.088235	$2,711,398	0.90%	8.75%	0.94%
Oncore & Firstar Oncore Premier	209,269	$11.959727	$2,502,797	1.40%	8.21%	1.09%
Oncore & Firstar Oncore Xtra	124,620	$11.959727	$1,490,416	1.40%	8.21%	1.09%
Oncore & Firstar Oncore Lite	1,002,145	$11.959727	$11,985,380	1.40%	8.21%	1.09%
Oncore Ultra	233,565	$11.959727	$2,793,379	1.40%	8.21%	1.09%

	1,890,034		$22,631,483

2006
Top Tradition	58	$11.090054	$638	1.10%	9.56%	0.01%
Top Plus	1,715	$11.115487	$19,059	0.90%	9.78%	0.02%
Oncore Flex	75,791	$11.039540	$836,693	1.50%	9.13%	0.01%
Oncore Value	165,221	$11.115487	$1,836,511	0.90%	9.78%	0.03%
Oncore & Firstar Oncore Premier	154,174	$11.052135	$1,703,978	1.40%	9.24%	0.02%
Oncore Xtra	46,219	$11.052135	$510,819	1.40%	9.24%	0.02%
Oncore Lite	424,460	$11.052135	$4,691,185	1.40%	9.24%	0.02%
Oncore Ultra	75,702	$11.052135	$836,664	1.40%	9.40%	0.02%	8/7/06

	943,340		$10,435,547

2005
Top Tradition	254	$10.122377	$2,572	1.10%	1.22%	0.00%	11/2/05
Oncore Flex	75,791	$10.116026	$766,705	1.50%	1.16%	0.00%	11/2/05
Oncore Value	3,605	$10.125566	$36,505	0.90%	1.26%	0.00%	11/2/05
Oncore Premier	1,731	$10.117607	$17,516	1.40%	1.18%	0.00%	11/2/05
Oncore Xtra	7,135	$10.117607	$72,193	1.40%	1.18%	0.00%	11/2/05
Oncore Lite	51,678	$10.117607	$522,847	1.40%	1.18%	0.00%	11/2/05

	140,194		$1,418,338

Target Equity/Income Subaccount
2007
Top I	5,299	$11.946722	$63,307	1.10%	9.21%	1.37%
Top Tradition	16,523	$11.946722	$197,399	1.10%	9.21%	1.65%
Top Plus	1,575	$11.998011	$18,897	0.90%	9.43%	1.31%
Top Explorer	8,746	$11.895824	$104,037	1.30%	8.99%	1.54%
Oncore Flex	103,928	$11.845168	$1,231,045	1.50%	8.78%	1.41%
Oncore & Firstar Oncore Value	399,359	$11.998011	$4,791,516	0.90%	9.43%	1.51%
Oncore & Firstar Oncore Premier	365,196	$11.870441	$4,335,038	1.40%	8.89%	1.68%
Oncore & Firstar Oncore Xtra	384,200	$11.870441	$4,560,620	1.40%	8.89%	1.68%
Oncore & Firstar Oncore Lite	1,653,119	$11.870441	$19,623,251	1.40%	8.89%	1.68%
Oncore Ultra	244,845	$11.870441	$2,906,416	1.40%	8.89%	1.68%

	3,182,790		$37,831,526

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Target Equity/Income Subaccount (continued)
2006
Top I	5,048	$10.939213	$55,216	1.10%	8.18%	0.75%
Top Tradition	7,614	$10.939213	$83,289	1.10%	8.18%	0.84%
Top Plus	1,622	$10.964309	$17,787	0.90%	8.39%	0.88%
Top Explorer	782	$10.914261	$8,540	1.30%	7.96%	1.73%
Oncore Flex	79,272	$10.889373	$863,219	1.50%	7.75%	0.68%
Oncore & Firstar Oncore Value	284,392	$10.964309	$3,118,158	0.90%	8.39%	1.01%
Oncore & Firstar Oncore Premier	356,226	$10.901793	$3,883,505	1.40%	7.86%	0.93%
Oncore Xtra	289,482	$10.901793	$3,155,872	1.40%	7.86%	0.93%
Oncore & Firstar Oncore Lite	818,183	$10.901793	$8,919,664	1.40%	7.86%	0.93%
Oncore Ultra	20,733	$10.901793	$226,031	1.40%	5.13%	0.93%	8/7/06

	1,863,354		$20,331,281

2005
Top Tradition	2,020	$10.112390	$20,429	1.10%	1.12%	0.00%	11/2/05
Oncore Flex	75,000	$10.106042	$757,953	1.50%	1.06%	0.00%	11/2/05
Oncore Value	30,860	$10.115577	$312,169	0.90%	1.16%	0.00%	11/2/05
Oncore Premier	139,489	$10.107627	$1,409,904	1.40%	1.08%	0.00%	11/2/05
Oncore Xtra	6,746	$10.107627	$68,186	1.40%	1.08%	0.00%	11/2/05
Oncore Lite	98,317	$10.107627	$993,746	1.40%	1.08%	0.00%	11/2/05

	352,432		$3,562,387

Bristol Growth Subaccount
2007
Top Explorer	1,006	$10.250753	$10,310	1.30%	2.51%	0.00%	5/1/07
Oncore Value	10,096	$10.277908	$103,770	0.90%	2.78%	0.00%	5/1/07
Oncore Premier	22,101	$10.243993	$226,405	1.40%	2.44%	0.00%	5/1/07
Oncore Xtra	5,681	$10.243993	$58,192	1.40%	2.44%	0.00%	5/1/07
Oncore Lite	37,298	$10.243993	$382,084	1.40%	2.44%	0.00%	5/1/07

	76,182		$780,761

Dow Target 10 Portfolios:
First Quarter Subaccount
2007
Top Tradition	602	$12.838748	$7,731	1.10%	–0.49%	0.00%
Top Explorer	743	$12.637417	$9,390	1.30%	–0.69%	0.00%
Oncore Flex	8,214	$12.416044	$101,983	1.50%	–0.89%	0.00%
Oncore & Firstar Oncore Value	37,400	$13.096036	$489,797	0.90%	–0.30%	0.00%
Oncore & Firstar Oncore Premier	80,851	$12.526572	$1,012,791	1.40%	–0.79%	0.00%
Oncore & Firstar Oncore Xtra	23,182	$12.526572	$290,388	1.40%	–0.79%	0.00%
Oncore Lite	64,327	$12.526572	$805,793	1.40%	–0.79%	0.00%
Oncore Ultra	10,940	$12.526572	$137,042	1.40%	–0.79%	0.00%

	226,259		$2,854,915

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (continued)
First Quarter Subaccount (continued)
2006
Top Tradition	517	$12.902603	$6,669	1.10%	27.46%	7.62%
Top Explorer	1,226	$12.725522	$15,602	1.30%	27.21%	7.99%
Oncore Flex	5,261	$12.527446	$65,906	1.50%	26.96%	7.57%
Oncore & Firstar Oncore Value	20,836	$13.134966	$273,675	0.90%	27.72%	7.38%
Oncore & Firstar Oncore Premier	111,602	$12.626436	$1,409,135	1.40%	27.09%	7.22%
Oncore & Firstar Oncore Xtra	22,032	$12.626436	$278,188	1.40%	27.09%	7.22%
Oncore Lite	29,134	$12.626436	$367,861	1.40%	27.09%	7.22%

	190,608		$2,417,036

2005
Top Tradition	555	$10.122592	$5,617	1.10%	–7.24%	0.00%
Top Plus	491	$10.243391	$5,032	0.90%	–7.06%	0.00%
Top Explorer	1,096	$10.003354	$10,959	1.30%	–7.43%	0.00%
Oncore Flex	6,493	$9.867028	$64,064	1.50%	–7.61%	0.00%
Oncore & Firstar Oncore Value	24,235	$10.284567	$249,245	0.90%	–7.06%	0.00%
Oncore & Firstar Oncore Premier	133,633	$9.935236	$1,327,671	1.40%	–7.52%	0.00%
Oncore & Firstar Oncore Xtra	35,345	$9.935236	$351,160	1.40%	–7.52%	0.00%
Oncore Lite	18,854	$9.935236	$187,336	1.40%	–7.52%	0.00%

	220,702		$2,201,084

2004
Top Tradition	1,889	$10.913089	$20,610	1.10%	2.09%	0.00%
Top Plus	491	$11.021522	$5,414	0.90%	2.29%	0.00%
Top Explorer	941	$10.805814	$10,165	1.30%	1.88%	0.00%
Oncore Flex	23,583	$10.679548	$251,858	1.50%	1.68%	0.00%
Oncore & Firstar Oncore Value	31,655	$11.065824	$350,294	0.90%	2.29%	0.00%
Oncore & Firstar Oncore Premier	144,729	$10.742820	$1,554,795	1.40%	1.78%	0.00%
Oncore & Firstar Oncore Xtra	39,970	$10.742820	$429,386	1.40%	1.78%	0.00%
Oncore Lite	15,564	$10.742820	$167,202	1.40%	1.78%	0.00%

	258,822		$2,789,724

2003
Top Tradition	1,589	$10.689982	$16,981	1.10%	23.88%	3.26%
Top Explorer	3,025	$10.605901	$32,086	1.30%	23.64%	3.25%
Oncore Flex	28,325	$10.502718	$297,487	1.50%	23.40%	3.25%
Oncore & Firstar Oncore Value	37,842	$10.818103	$409,382	0.90%	24.13%	3.10%
Oncore & Firstar Oncore Premier	153,537	$10.554517	$1,620,518	1.40%	23.52%	3.18%
Oncore & Firstar Oncore Xtra	27,667	$10.554517	$292,010	1.40%	23.52%	3.18%
Oncore Lite	7,386	$10.554517	$77,951	1.40%	23.52%	3.18%

	259,371		$2,746,415

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (continued)
Second Quarter Subaccount
2007
Top Tradition	239	$16.200928	$3,869	1.10%	3.92%	0.00%
Top Explorer	1,934	$15.954786	$30,856	1.30%	3.72%	0.00%
Oncore Flex	856	$14.678161	$12,562	1.50%	3.51%	0.00%
Oncore & Firstar Oncore Value	35,011	$15.460202	$541,280	0.90%	4.13%	0.00%
Oncore & Firstar Oncore Premier	98,335	$14.805313	$1,455,873	1.40%	3.61%	0.00%
Oncore & Firstar Oncore Xtra	55,169	$14.805313	$816,800	1.40%	3.61%	0.00%
Oncore & Firstar Oncore Lite	40,940	$14.805313	$606,136	1.40%	3.61%	0.00%
Oncore Ultra	6,118	$14.805313	$90,582	1.40%	3.61%	0.00%

	238,602		$3,557,958

2006
Top Tradition	164	$15.589464	$2,561	1.10%	28.23%	6.52%
Top Explorer	2,162	$15.383132	$33,264	1.30%	27.98%	6.58%
Oncore Flex	68	$14.180360	$970	1.50%	27.73%	3.46%
Oncore & Firstar Oncore Value	30,600	$14.847093	$454,327	0.90%	28.48%	6.40%
Oncore & Firstar Oncore Premier	109,419	$14.289034	$1,563,464	1.40%	27.85%	6.19%
Oncore & Firstar Oncore Xtra	73,012	$14.289034	$1,043,277	1.40%	27.85%	6.19%
Oncore & Firstar Oncore Lite	20,026	$14.289034	$286,157	1.40%	27.85%	6.19%

	235,451		$3,384,020

2005
Top Tradition	162	$12.157413	$1,965	1.10%	–3.67%	0.00%
Top Explorer	2,151	$12.020151	$25,861	1.30%	–3.86%	0.00%
Oncore Flex	496	$11.102141	$5,505	1.50%	–4.05%	0.00%
Oncore & Firstar Oncore Value	31,140	$11.555629	$359,844	0.90%	–3.48%	0.00%
Oncore & Firstar Oncore Premier	134,973	$11.176238	$1,508,487	1.40%	–3.95%	0.00%
Oncore & Firstar Oncore Xtra	75,262	$11.176238	$841,146	1.40%	–3.95%	0.00%
Oncore & Firstar Oncore Lite	21,012	$11.176238	$234,832	1.40%	–3.95%	0.00%

	265,196		$2,977,640

2004
Top Tradition	467	$12.620548	$5,888	1.10%	0.82%	0.00%
Top Explorer	2,155	$12.502660	$26,938	1.30%	0.62%	0.00%
Oncore Flex	1,299	$11.570552	$15,026	1.50%	0.42%	0.00%
Oncore & Firstar Oncore Value	30,100	$11.972150	$360,360	0.90%	1.02%	0.00%
Oncore & Firstar Oncore Premier	155,610	$11.636337	$1,810,745	1.40%	0.52%	0.00%
Oncore & Firstar Oncore Xtra	65,873	$11.636337	$766,526	1.40%	0.52%	0.00%
Oncore & Firstar Oncore Lite	13,728	$11.636337	$159,745	1.40%	0.52%	0.00%

	269,232		$3,145,228

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dow Target 10 Portfolios: (continued)
Second Quarter Subaccount (continued)
2003
Top Tradition	385	$12.518333	$4,821	1.10%	26.97%	2.80%
Top Explorer	2,252	$12.426010	$27,989	1.30%	26.72%	2.93%
Oncore Flex	1,446	$11.522391	$16,665	1.50%	26.47%	2.72%
Oncore & Firstar Oncore Value	30,998	$11.851641	$367,382	0.90%	27.22%	2.76%
Oncore & Firstar Oncore Premier	165,780	$11.576462	$1,919,135	1.40%	26.59%	2.89%
Oncore & Firstar Oncore Xtra	79,238	$11.576462	$917,292	1.40%	26.59%	2.89%
Oncore Lite	8,352	$11.576462	$96,691	1.40%	26.59%	2.89%

	288,451		$3,349,975

Third Quarter Subaccount
2007
Top Tradition	1,517	$15.653302	$23,743	1.10%	4.38%	0.00%
Top Explorer	5,224	$15.423086	$80,566	1.30%	4.17%	0.00%
Oncore Flex	9,673	$11.890758	$115,025	1.50%	3.96%	0.00%
Oncore & Firstar Oncore Value	120,947	$12.505882	$1,512,555	0.90%	4.58%	0.00%
Oncore & Firstar Oncore Premier	83,435	$11.990860	$1,000,447	1.40%	4.07%	0.00%
Oncore & Firstar Oncore Xtra	22,695	$11.990860	$272,130	1.40%	4.07%	0.00%
Oncore Lite	80,457	$11.990860	$964,748	1.40%	4.07%	0.00%
Oncore Ultra	21,095	$11.990860	$252,953	1.40%	4.07%	0.00%

	345,043		$4,222,167

2006
Top Tradition	1,553	$14.997044	$23,290	1.10%	26.57%	5.78%
Top Explorer	7,114	$14.805857	$105,330	1.30%	26.32%	5.50%
Oncore & Firstar Oncore Flex	10,523	$11.437563	$120,358	1.50%	26.07%	5.35%
Oncore & Firstar Oncore Value	110,960	$11.957743	$1,326,828	0.90%	26.82%	7.34%
Oncore & Firstar Oncore Premier	110,505	$11.522424	$1,273,281	1.40%	26.19%	5.88%
Oncore & Firstar Oncore Xtra	55,322	$11.522424	$637,449	1.40%	26.19%	5.88%
Oncore Lite	40,606	$11.522424	$467,884	1.40%	26.19%	5.88%
Oncore Ultra	934	$11.522424	$10,759	1.40%	10.45%	5.88%	8/7/06

	337,517		$3,965,179

2005
Top Tradition	1,612	$11.849075	$19,107	1.10%	–6.45%	0.00%
Top Explorer	7,558	$11.721071	$88,583	1.30%	–6.63%	0.00%
Oncore & Firstar Oncore Flex	11,590	$9.072397	$105,145	1.50%	–6.82%	0.00%
Oncore & Firstar Oncore Value	78,645	$9.429101	$741,553	0.90%	–6.26%	0.00%
Oncore & Firstar Oncore Premier	131,028	$9.130719	$1,196,378	1.40%	–6.72%	0.00%
Oncore & Firstar Oncore Xtra	42,047	$9.130719	$383,924	1.40%	–6.72%	0.00%
Oncore Lite	38,720	$9.130719	$353,540	1.40%	–6.72%	0.00%

	311,200		$2,888,230

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dow Target 10 Portfolios: (continued)
Third Quarter Subaccount (continued)
2004
Top Tradition	2,487	$12.665868	$31,496	1.10%	2.21%	0.00%
Top Explorer	8,719	$12.553757	$109,462	1.30%	2.01%	0.00%
Oncore & Firstar Oncore Flex	11,626	$9.736068	$113,189	1.50%	1.81%	0.00%
Oncore & Firstar Oncore Value	74,755	$10.059185	$751,972	0.90%	2.42%	0.00%
Oncore & Firstar Oncore Premier	155,269	$9.789027	$1,519,938	1.40%	1.91%	0.00%
Oncore & Firstar Oncore Xtra	46,071	$9.789027	$450,986	1.40%	1.91%	0.00%
Oncore Lite	30,819	$9.789027	$301,687	1.40%	1.91%	0.00%

	329,746		$3,278,730

2003
Top Tradition	2,474	$12.391628	$30,659	1.10%	23.11%	3.07%
Top Explorer	8,658	$12.306306	$106,552	1.30%	22.87%	3.19%
Oncore & Firstar Oncore Flex	11,291	$9.563072	$107,974	1.50%	22.63%	3.04%
Oncore & Firstar Oncore Value	63,987	$9.821865	$628,468	0.90%	23.36%	2.93%
Oncore & Firstar Oncore Premier	169,253	$9.605588	$1,625,778	1.40%	22.75%	3.03%
Oncore & Firstar Oncore Xtra	56,680	$9.605588	$544,440	1.40%	22.75%	3.03%
Oncore Lite	16,272	$9.605588	$156,305	1.40%	22.75%	3.03%

	328,615		$3,200,176

Fourth Quarter Subaccount
2007
Top Tradition	916	$15.787942	$14,463	1.10%	2.43%	0.00%
Top Plus	106	$16.016146	$1,699	0.90%	2.63%	0.00%
Top Explorer	1,376	$15.563400	$21,417	1.30%	2.22%	0.00%
Oncore Flex	53,586	$13.098192	$701,878	1.50%	2.02%	0.00%
Oncore & Firstar Oncore Value	59,999	$13.755150	$825,299	0.90%	2.63%	0.00%
Oncore & Firstar Oncore Premier	80,482	$13.205149	$1,062,771	1.40%	2.12%	0.00%
Oncore & Firstar Oncore Xtra	16,224	$13.205149	$214,234	1.40%	2.12%	0.00%
Oncore Lite	144,844	$13.205149	$1,912,683	1.40%	2.12%	0.00%
Oncore Ultra	22,948	$13.205149	$303,038	1.40%	2.12%	0.00%

	380,481		$5,057,482

2006
Top Tradition	950	$15.413865	$14,645	1.10%	26.03%	5.38%
Top Plus	330	$15.605547	$5,147	0.90%	26.28%	5.31%
Top Explorer	788	$15.224844	$11,999	1.30%	25.78%	6.16%
Oncore Flex	7,202	$12.838715	$92,469	1.50%	25.53%	5.32%
Oncore & Firstar Oncore Value	46,481	$13.402515	$622,961	0.90%	26.28%	10.23%
Oncore & Firstar Oncore Premier	78,202	$12.930732	$1,011,205	1.40%	25.66%	5.95%
Oncore & Firstar Oncore Xtra	26,765	$12.930732	$346,096	1.40%	25.66%	5.95%
Oncore Lite	40,329	$12.930732	$521,486	1.40%	25.66%	5.95%
Oncore Ultra	14,526	$12.930732	$187,828	1.40%	10.54%	5.95%	8/7/06

	215,573		$2,813,836

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (continued)
Fourth Quarter Subaccount (continued)
2005
Top Tradition	944	$12.230451	$11,542	1.10%	–5.54%	0.00%
Top Plus	339	$12.358123	$4,185	0.90%	–5.35%	0.00%
Top Explorer	702	$12.104285	$8,498	1.30%	–5.73%	0.00%
Oncore Flex	7,472	$10.227332	$76,422	1.50%	–5.91%	0.00%
Oncore & Firstar Oncore Value	22,574	$10.613529	$239,592	0.90%	–5.35%	0.00%
Oncore & Firstar Oncore Premier	87,456	$10.290509	$899,969	1.40%	–5.82%	0.00%
Oncore & Firstar Oncore Xtra	41,856	$10.290509	$430,720	1.40%	–5.82%	0.00%
Oncore Lite	34,639	$10.290509	$356,455	1.40%	–5.82%	0.00%

	195,982		$2,027,383

2004
Top Tradition	1,874	$12.947669	$24,267	1.10%	0.04%	0.00%
Top Plus	348	$13.056995	$4,543	0.90%	0.23%	0.00%
Top Explorer	738	$12.839375	$9,480	1.30%	–0.16%	0.00%
Oncore & Firstar Oncore Flex	8,286	$10.869807	$90,062	1.50%	–0.36%	0.00%
Oncore & Firstar Oncore Value	24,956	$11.213748	$279,851	0.90%	0.23%	0.00%
Oncore & Firstar Oncore Premier	97,060	$10.926212	$1,060,497	1.40%	–0.26%	0.00%
Oncore & Firstar Oncore Xtra	41,599	$10.926212	$454,522	1.40%	–0.26%	0.00%
Oncore Lite	22,424	$10.926212	$245,012	1.40%	–0.26%	0.00%

	197,285		$2,168,234

2003
Top Tradition	1,882	$12.943122	$24,357	1.10%	22.47%	2.74%
Top Plus	586	$13.026525	$7,632	0.90%	22.71%	2.58%
Top Explorer	2,051	$12.860334	$26,376	1.30%	22.23%	2.86%
Oncore & Firstar Oncore Flex	9,876	$10.909110	$107,740	1.50%	21.99%	2.59%
Oncore & Firstar Oncore Value	48,093	$11.187585	$538,048	0.90%	22.71%	2.73%
Oncore & Firstar Oncore Premier	111,363	$10.954905	$1,219,963	1.40%	22.11%	2.83%
Oncore & Firstar Oncore Xtra	47,113	$10.954905	$516,123	1.40%	22.11%	2.83%
Oncore Lite	9,117	$10.954905	$99,881	1.40%	22.11%	2.83%

	230,081		$2,540,120

Dow Target 5 Portfolios:
First Quarter Subaccount
2007
Top Tradition	93	$16.438149	$1,534	1.10%	1.79%	0.00%
Top Explorer	7	$16.180464	$113	1.30%	1.58%	0.00%
Oncore Value	3,608	$16.700369	$60,252	0.90%	1.99%	0.00%
Oncore Premier	27,563	$16.053134	$442,475	1.40%	1.48%	0.00%
Oncore Xtra	14,877	$16.053134	$238,821	1.40%	1.48%	0.00%
Oncore & Firstar Oncore Lite	20,616	$16.053134	$330,951	1.40%	1.48%	0.00%
Oncore Ultra	1,857	$16.053134	$29,803	1.40%	1.48%	0.00%

	68,621		$1,103,949

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
First Quarter Subaccount (continued)
2006
Top I	181	$16.149554	$2,921	1.10%	39.31%	5.33%
Top Tradition	47	$16.149554	$766	1.10%	39.31%	2.18%
Oncore Value	341	$16.374521	$5,587	0.90%	39.58%	2.43%
Oncore & Firstar Oncore Premier	29,251	$15.818388	$462,708	1.40%	38.89%	5.13%
Oncore Xtra	24,774	$15.818388	$391,877	1.40%	38.89%	5.13%
Oncore & Firstar Oncore Lite	4,888	$15.818388	$77,316	1.40%	38.89%	5.13%

	59,482		$941,175

2005
Top I	181	$11.592905	$2,102	1.10%	–3.26%	0.00%
Top Tradition	180	$11.592905	$2,086	1.10%	–3.26%	0.00%
Top Explorer	769	$11.456407	$8,813	1.30%	–3.45%	0.00%
Oncore Value	1,190	$11.731211	$13,955	0.90%	–3.07%	0.00%
Oncore & Firstar Oncore Premier	31,015	$11.388760	$353,219	1.40%	–3.55%	0.00%
Oncore Xtra	26,736	$11.388760	$304,491	1.40%	–3.55%	0.00%
Oncore & Firstar Oncore Lite	4,193	$11.388760	$47,760	1.40%	–3.55%	0.00%

	64,264		$732,426

2004
Top I	182	$11.983597	$2,178	1.10%	9.48%	0.00%
Top Tradition	174	$11.983597	$2,086	1.10%	9.48%	0.00%
Top Explorer	772	$11.865840	$9,165	1.30%	9.26%	0.00%
Oncore Value	995	$12.102624	$12,046	0.90%	9.70%	0.00%
Oncore & Firstar Oncore Premier	23,813	$11.807403	$281,166	1.40%	9.16%	0.00%
Oncore Xtra	19,583	$11.807403	$231,224	1.40%	9.16%	0.00%
Oncore & Firstar Oncore Lite	4,015	$11.807403	$47,407	1.40%	9.16%	0.00%

	49,534		$585,272

2003
Top I	182	$10.945819	$1,994	1.10%	18.25%	2.68%
Top Tradition	274	$10.945819	$3,004	1.10%	18.25%	2.65%
Top Plus	1,579	$11.032629	$17,419	0.90%	18.48%	2.68%
Top Explorer	1,273	$10.859753	$13,823	1.30%	18.02%	2.43%
Oncore Value	996	$11.032629	$10,994	0.90%	18.48%	2.53%
Oncore & Firstar Oncore Premier	22,283	$10.816974	$241,028	1.40%	17.90%	2.55%
Oncore & Firstar Oncore Xtra	17,444	$10.816974	$188,691	1.40%	17.90%	2.55%
Oncore Lite	3,119	$10.816974	$33,734	1.40%	17.90%	2.55%

	47,150		$510,687

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
Second Quarter Subaccount
2007
Top Tradition	5	$17.717956	$91	1.10%	3.70%	0.00%
Top Explorer	8	$17.448846	$136	1.30%	3.50%	0.00%
Oncore Value	5,674	$17.991767	$102,091	0.90%	3.91%	0.00%
Oncore & Firstar Oncore Premier	25,894	$17.315805	$448,378	1.40%	3.40%	0.00%
Oncore Xtra	29,939	$17.315805	$518,412	1.40%	3.40%	0.00%
Oncore & Firstar Oncore Lite	20,693	$17.315805	$358,319	1.40%	3.40%	0.00%
Oncore Ultra	5,321	$17.315805	$92,137	1.40%	3.40%	0.00%

	87,534		$1,519,564

2006
Top Tradition	399	$17.085151	$6,810	1.10%	36.37%	5.17%
Oncore Value	318	$17.314636	$5,510	0.90%	36.64%	6.41%
Oncore & Firstar Oncore Premier	20,821	$16.747196	$348,690	1.40%	35.97%	5.35%
Oncore Xtra	21,455	$16.747196	$359,310	1.40%	35.97%	5.35%
Oncore & Firstar Oncore Lite	9,713	$16.747196	$162,673	1.40%	35.97%	5.35%

	52,706		$882,993

2005
Top I	384	$12.528382	$4,813	1.10%	–4.15%	0.00%
Top Tradition	393	$12.528382	$4,927	1.10%	–4.15%	0.00%
Oncore Value	145	$12.671608	$1,840	0.90%	–3.96%	0.00%
Oncore & Firstar Oncore Premier	17,557	$12.316883	$216,243	1.40%	–4.43%	0.00%
Oncore Xtra	23,649	$12.316883	$291,285	1.40%	–4.43%	0.00%
Oncore & Firstar Oncore Lite	2,255	$12.316883	$27,766	1.40%	–4.43%	0.00%

	44,383		$546,874

2004
Top I	384	$13.070210	$5,025	1.10%	9.75%	0.00%
Top Tradition	388	$13.070210	$5,070	1.10%	9.75%	0.00%
Oncore Value	146	$13.193528	$1,923	0.90%	9.97%	0.00%
Oncore & Firstar Oncore Premier	19,312	$12.887587	$248,884	1.40%	9.43%	0.00%
Oncore Xtra	18,053	$12.887587	$232,662	1.40%	9.43%	0.00%
Oncore & Firstar Oncore Lite	1,334	$12.887587	$17,187	1.40%	9.43%	0.00%

	39,617		$510,751

2003
Top I	385	$11.908693	$4,582	1.10%	21.91%	2.53%
Top Tradition	382	$11.908693	$4,544	1.10%	21.91%	2.14%
Top Explorer	171	$11.820891	$2,025	1.30%	21.67%	2.30%
Oncore Value	276	$11.997233	$3,314	0.90%	22.15%	2.27%
Oncore & Firstar Oncore Premier	15,509	$11.777236	$182,657	1.40%	21.55%	2.48%
Oncore Xtra	18,430	$11.777236	$217,058	1.40%	21.55%	2.48%
Oncore Lite	1,076	$11.777236	$12,671	1.40%	21.55%	2.48%

	36,229		$426,851

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
Third Quarter Subaccount
2007
Top Tradition	124	$13.687642	$1,696	1.10%	7.70%	0.00%
Top Explorer	7	$13.486277	$92	1.30%	7.49%	0.00%
Oncore Value	16,989	$13.892380	$236,014	0.90%	7.92%	0.00%
Oncore & Firstar Oncore Premier	23,012	$13.386757	$308,065	1.40%	7.38%	0.00%
Oncore Xtra	36,594	$13.386757	$489,874	1.40%	7.38%	0.00%
Oncore Lite	14,241	$13.386757	$190,639	1.40%	7.38%	0.00%
Oncore Ultra	8,111	$13.386757	$108,576	1.40%	7.38%	0.00%

	99,078		$1,334,956

2006
Top Tradition	125	$12.708856	$1,592	1.10%	34.89%	4.67%
Oncore Flex	257	$12.387065	$3,178	1.50%	34.36%	4.74%
Oncore Value	6,104	$12.873278	$78,579	0.90%	35.16%	6.91%
Oncore & Firstar Oncore Premier	24,119	$12.466572	$300,687	1.40%	34.50%	5.96%
Oncore Xtra	48,946	$12.466572	$610,189	1.40%	34.50%	5.96%
Oncore Lite	3,258	$12.466572	$40,617	1.40%	34.50%	5.96%

	82,809		$1,034,842

2005
Top Tradition	109	$9.421328	$1,026	1.10%	–20.06%	0.00%
Oncore Flex	257	$9.218989	$2,367	1.50%	–20.37%	0.00%
Oncore Value	3,341	$9.524383	$31,821	0.90%	–19.90%	0.00%
Oncore & Firstar Oncore Premier	27,566	$9.269049	$255,507	1.40%	–20.29%	0.00%
Oncore Xtra	17,912	$9.269049	$166,028	1.40%	–20.29%	0.00%
Oncore Lite	5,555	$9.269049	$51,495	1.40%	–20.29%	0.00%

	54,740		$508,244

2004
Top Tradition	341	$11.785236	$4,015	1.10%	6.69%	0.00%
Top Explorer	2,418	$11.680872	$28,240	1.30%	6.48%	0.00%
Oncore Flex	257	$11.577647	$2,973	1.50%	6.27%	0.00%
Oncore Value	2,704	$11.890616	$32,149	0.90%	6.90%	0.00%
Oncore & Firstar Oncore Premier	26,796	$11.629080	$311,627	1.40%	6.37%	0.00%
Oncore Xtra	17,189	$11.629080	$199,892	1.40%	6.37%	0.00%
Oncore Lite	1,191	$11.629080	$13,845	1.40%	6.37%	0.00%

	50,896		$592,741

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dow Target 5 Portfolios: (continued)
Third Quarter Subaccount (continued)
2003
Top Tradition	337	$11.046269	$3,720	1.10%	13.64%	3.27%
Top Explorer	3,347	$10.970174	$36,715	1.30%	13.41%	3.35%
Oncore Flex	257	$10.894764	$2,800	1.50%	13.19%	2.66%
Oncore Value	1,957	$11.122949	$21,765	0.90%	13.86%	2.45%
Oncore & Firstar Oncore Premier	35,323	$10.932361	$386,172	1.40%	13.30%	3.18%
Oncore & Firstar Oncore Xtra	16,583	$10.932361	$181,295	1.40%	13.30%	3.18%
Oncore Lite	489	$10.932361	$5,346	1.40%	13.30%	3.18%

	58,293		$637,813

Fourth Quarter Subaccount
2007
Top Tradition	93	$18.455819	$1,718	1.10%	5.79%	0.00%
Top Plus	453	$18.722554	$8,489	0.90%	6.01%	0.00%
Top Explorer	90	$18.193346	$1,630	1.30%	5.58%	0.00%
Oncore Flex	322	$13.177764	$4,243	1.50%	5.38%	0.00%
Oncore Value	13,776	$13.838753	$190,640	0.90%	6.01%	0.00%
Oncore & Firstar Oncore Premier	51,886	$13.285379	$689,321	1.40%	5.48%	0.00%
Oncore Xtra	18,571	$13.285379	$246,722	1.40%	5.48%	0.00%
Oncore Lite	33,788	$13.285379	$448,885	1.40%	5.48%	0.00%
Oncore Ultra	12,072	$13.285379	$160,384	1.40%	5.48%	0.00%

	131,051		$1,752,032

2006
Top Tradition	117	$17.444918	$2,042	1.10%	36.83%	4.94%
Top Plus	453	$17.661820	$8,008	0.90%	37.10%	4.33%
Top Explorer	80	$17.230999	$1,387	1.30%	36.56%	22.97%
Oncore Value	12,303	$13.054703	$160,612	0.90%	37.10%	32.40%
Oncore & Firstar Oncore Premier	36,019	$12.595151	$453,654	1.40%	36.43%	6.17%
Oncore Xtra	22,304	$12.595151	$280,919	1.40%	36.43%	6.17%
Oncore Lite	17,231	$12.595151	$217,023	1.40%	36.43%	6.17%
Oncore Ultra	1,941	$12.595151	$24,447	1.40%	7.46%	6.17%	8/7/06

	90,448		$1,148,092

2005
Top Tradition	113	$12.749342	$1,440	1.10%	–13.45%	0.00%
Top Plus	600	$12.882396	$7,734	0.90%	–13.28%	0.00%
Oncore Value	876	$9.521994	$8,342	0.90%	–13.28%	0.00%
Oncore & Firstar Oncore Premier	40,652	$9.232197	$375,307	1.40%	–13.71%	0.00%
Oncore Xtra	18,941	$9.232197	$174,869	1.40%	–13.71%	0.00%
Oncore Lite	4,510	$9.232197	$41,630	1.40%	–13.71%	0.00%

	65,692		$609,322

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
Fourth Quarter Subaccount (continued)
2004
Top Tradition	107	$14.730567	$1,581	1.10%	5.40%	0.00%
Top Plus	600	$14.854913	$8,918	0.90%	5.60%	0.00%
Top Explorer	104	$14.607342	$1,526	1.30%	5.19%	0.00%
Oncore Value	1,023	$10.979975	$11,232	0.90%	5.60%	0.00%
Oncore & Firstar Oncore Premier	45,950	$10.698436	$491,577	1.40%	5.08%	0.00%
Oncore Xtra	21,508	$10.698436	$230,106	1.40%	5.08%	0.00%
Oncore Lite	1,353	$10.698436	$14,471	1.40%	5.08%	0.00%

	70,645		$759,411

2003
Top Tradition	102	$13.976503	$1,432	1.10%	18.25%	2.46%
Top Plus	816	$14.066554	$11,478	0.90%	18.48%	2.12%
Top Explorer	341	$13.887085	$4,738	1.30%	18.01%	2.42%
Oncore Value	1,828	$10.397256	$19,003	0.90%	18.48%	2.46%
Oncore & Firstar Oncore Premier	46,700	$10.180997	$475,442	1.40%	17.90%	2.67%
Oncore & Firstar Oncore Xtra	20,189	$10.180997	$205,546	1.40%	17.90%	2.67%
Oncore Lite	833	$10.180997	$8,485	1.40%	17.90%	2.67%

	70,809		$726,124

Fidelity Variable Insurance Products Fund:
VIP Growth Subaccount
2007
Top Explorer	102,968	$21.242717	$2,187,320	1.30%	25.33%	0.89%
2006
Top Explorer	144,498	$16.949844	$2,449,223	1.30%	5.48%	0.43%
2005
Top Explorer	194,709	$16.068911	$3,128,754	1.30%	4.44%	0.59%
2004
Top Explorer	295,990	$15.385058	$4,553,822	1.30%	2.05%	0.28%
2003
Top Explorer	342,395	$15.076312	$5,162,056	1.30%	31.15%	0.28%

VIP Equity-Income Subaccount
2007
Top Explorer	95,735	$20.961400	$2,006,738	1.30%	0.22%	1.56%
2006
Top Explorer	135,318	$20.915307	$2,830,217	1.30%	18.66%	3.35%
2005
Top Explorer	168,166	$17.626890	$2,964,244	1.30%	4.51%	1.75%
2004
Top Explorer	226,431	$16.866119	$3,819,007	1.30%	10.09%	1.59%
2003
Top Explorer	263,690	$15.319655	$4,039,633	1.30%	28.66%	2.00%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund: (continued)

VIP High Income Subaccount
2007
Top Explorer	17,402	$12.328123	$214,535	1.30%	1.46%	5.74%
2006
Top Explorer	43,142	$12.150732	$524,209	1.30%	9.81%	6.28%
2005
Top Explorer	63,067	$11.064892	$697,835	1.30%	1.39%	14.60%
2004
Top Explorer	82,781	$10.913572	$903,435	1.30%	8.18%	8.67%
2003
Top Explorer	98,462	$10.088071	$993,295	1.30%	25.63%	7.51%

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount
2007
Top I	3,545	$9.290215	$32,933	1.10%	13.83%	0.73%
Top Tradition	133,665	$9.290215	$1,241,772	1.10%	13.83%	0.71%
Top Plus	22,384	$9.441813	$211,343	0.90%	14.06%	0.66%
Investar Vision & Top Spectrum	8,214	$12.772481	$104,918	1.40%	13.49%	0.70%
Top Explorer	31,549	$9.141320	$288,398	1.30%	13.61%	0.68%
Oncore & Firstar Oncore Flex	25,620	$12.651224	$324,125	1.50%	13.38%	0.69%
Oncore & Firstar Oncore Value	91,919	$13.398511	$1,231,578	0.90%	14.06%	0.68%
Oncore & Firstar Oncore Premier	493,276	$12.772481	$6,300,368	1.40%	13.49%	0.68%
Oncore & Firstar Oncore Xtra	60,740	$12.772481	$775,800	1.40%	13.49%	0.68%

	870,912		$10,511,235

2006
Top I	3,663	$8.161292	$29,899	1.10%	10.17%	0.49%
Top Tradition	150,173	$8.161292	$1,225,607	1.10%	10.17%	0.48%
Top Plus	35,885	$8.277956	$297,051	0.90%	10.39%	0.47%
Investar Vision & Top Spectrum	9,669	$11.253869	$108,813	1.40%	9.84%	0.48%
Top Explorer	48,360	$8.046443	$389,128	1.30%	9.95%	0.47%
Oncore & Firstar Oncore Flex	30,159	$11.158078	$336,513	1.50%	9.74%	0.46%
Oncore & Firstar Oncore Value	137,652	$11.746926	$1,616,990	0.90%	10.39%	0.46%
Oncore & Firstar Oncore Premier	682,542	$11.253869	$7,681,235	1.40%	9.84%	0.47%
Oncore & Firstar Oncore Xtra	76,239	$11.253869	$857,983	1.40%	9.84%	0.47%

	1,174,342		$12,543,219

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Large Cap Growth Subaccount (continued)
2005
Top I	4,648	$7.407944	$34,431	1.10%	3.16%	0.34%
Top Tradition	174,095	$7.407944	$1,289,686	1.10%	3.16%	0.33%
Top Plus	47,032	$7.498999	$352,696	0.90%	3.36%	0.33%
Investar Vision & Top Spectrum	11,602	$10.245288	$118,861	1.40%	2.85%	0.32%
Top Explorer	69,223	$7.318094	$506,582	1.30%	2.95%	0.32%
Oncore & Firstar Oncore Flex	38,389	$10.168070	$390,344	1.50%	2.75%	0.30%
Oncore & Firstar Oncore Value	182,354	$10.641533	$1,940,522	0.90%	3.36%	0.32%
Oncore & Firstar Oncore Premier	892,972	$10.245288	$9,148,757	1.40%	2.85%	0.32%
Oncore & Firstar Oncore Xtra	84,386	$10.245288	$864,556	1.40%	2.85%	0.32%

	1,504,701		$14,646,435

2004
Top I	5,953	$7.181339	$42,752	1.10%	3.38%	0.14%
Top Tradition	211,039	$7.181339	$1,515,540	1.10%	3.38%	0.13%
Top Plus	76,951	$7.255263	$558,298	0.90%	3.58%	0.14%
Investar Vision & Top Spectrum	17,072	$9.961271	$170,054	1.40%	3.07%	0.13%
Top Explorer	90,047	$7.108215	$640,074	1.30%	3.17%	0.12%
Oncore & Firstar Oncore Flex	67,586	$9.895909	$668,820	1.50%	2.97%	0.13%
Oncore & Firstar Oncore Value	255,162	$10.295650	$2,627,055	0.90%	3.58%	0.13%
Oncore & Firstar Oncore Premier	1,167,051	$9.961271	$11,625,323	1.40%	3.07%	0.13%
Oncore & Firstar Oncore Xtra	111,717	$9.961271	$1,112,845	1.40%	3.07%	0.13%

	2,002,578		$18,960,761

2003
Top I	7,382	$6.946735	$51,283	1.10%	30.30%	0.08%
Top Tradition	266,246	$6.946735	$1,849,544	1.10%	30.30%	0.08%
Top Plus	87,949	$7.004322	$616,020	0.90%	30.56%	0.08%
Investar Vision & Top Spectrum	23,316	$9.664556	$225,339	1.40%	29.91%	0.09%
Top Explorer	145,041	$6.889647	$999,283	1.30%	30.04%	0.09%
Oncore & Firstar Oncore Flex	94,757	$9.610625	$910,674	1.50%	29.79%	0.08%
Oncore & Firstar Oncore Value	343,998	$9.939562	$3,419,189	0.90%	30.56%	0.08%
Oncore & Firstar Oncore Premier	1,492,481	$9.664556	$14,424,164	1.40%	29.91%	0.09%
Oncore & Firstar Oncore Xtra	169,713	$9.664556	$1,640,197	1.40%	29.91%	0.09%

	2,630,883		$24,135,693

International Growth Subaccount
2007
Oncore & Firstar Oncore Flex	19,652	$30.248653	$594,453	1.50%	26.41%	0.62%
Oncore & Firstar Oncore Value	63,560	$32.034274	$2,036,101	0.90%	27.17%	0.62%
Oncore & Firstar Oncore Premier	137,928	$30.538347	$4,212,102	1.40%	26.54%	0.62%
Oncore & Firstar Oncore Xtra	54,164	$30.538347	$1,654,073	1.40%	26.54%	0.62%

	275,304		$8,496,729

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
International Growth Subaccount (continued)
2006
Oncore & Firstar Oncore Flex	23,359	$23.928900	$558,948	1.50%	44.86%	1.90%
Oncore & Firstar Oncore Value	75,712	$25.190899	$1,907,265	0.90%	45.71%	2.12%
Oncore & Firstar Oncore Premier	158,060	$24.134153	$3,814,655	1.40%	45.00%	1.91%
Oncore & Firstar Oncore Xtra	62,116	$24.134153	$1,499,110	1.40%	45.00%	1.91%

	319,247		$7,779,978

2005
Oncore & Firstar Oncore Flex	33,269	$16.519053	$549,569	1.50%	30.34%	1.29%
Oncore & Firstar Oncore Value	67,171	$17.287798	$1,161,235	0.90%	31.12%	1.22%
Oncore & Firstar Oncore Premier	166,642	$16.644398	$2,773,655	1.40%	30.47%	1.22%
Oncore & Firstar Oncore Xtra	67,094	$16.644398	$1,116,742	1.40%	30.47%	1.22%

	334,176		$5,601,201

2004
Oncore & Firstar Oncore Flex	27,970	$12.673406	$354,473	1.50%	17.19%	0.90%
Oncore & Firstar Oncore Value	61,451	$13.185067	$810,234	0.90%	17.89%	0.91%
Oncore & Firstar Oncore Premier	189,524	$12.757043	$2,417,774	1.40%	17.30%	0.88%
Oncore & Firstar Oncore Xtra	58,820	$12.757043	$750,364	1.40%	17.30%	0.88%

	337,765		$4,332,845

2003
Oncore & Firstar Oncore Flex	30,477	$10.814633	$329,597	1.50%	32.92%	1.00%
Oncore & Firstar Oncore Value	62,869	$11.184582	$703,160	0.90%	33.71%	1.21%
Oncore & Firstar Oncore Premier	232,971	$10.875254	$2,533,622	1.40%	33.05%	1.22%
Oncore & Firstar Oncore Xtra	70,019	$10.875254	$761,474	1.40%	33.05%	1.22%

	396,336		$4,327,853

Worldwide Growth Subaccount
2007
Top I	5,912	$10.522468	$62,207	1.10%	8.43%	0.75%
Top Tradition	90,467	$10.522468	$951,933	1.10%	8.43%	0.74%
Top Plus	10,148	$10.694060	$108,521	0.90%	8.64%	0.68%
Investar Vision & Top Spectrum	13,721	$12.989674	$178,235	1.40%	8.11%	0.74%
Top Explorer	46,465	$10.353826	$481,086	1.30%	8.21%	0.74%
Oncore & Firstar Oncore Flex	24,411	$13.111326	$320,065	1.50%	8.00%	0.73%
Oncore & Firstar Oncore Value	58,553	$13.885571	$813,037	0.90%	8.64%	0.72%
Oncore & Firstar Oncore Premier	227,280	$13.236978	$3,008,511	1.40%	8.11%	0.70%
Oncore & Firstar Oncore Xtra	43,302	$13.236978	$573,185	1.40%	8.11%	0.70%

	520,259		$6,496,780

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Worldwide Growth Subaccount (continued)
2006
Top I	6,473	$9.704556	$62,821	1.10%	16.92%	1.73%
Top Tradition	104,692	$9.704556	$1,015,993	1.10%	16.92%	1.73%
Top Plus	11,082	$9.843191	$109,081	0.90%	17.15%	1.67%
Investar Vision & Top Spectrum	18,295	$12.015739	$219,824	1.40%	16.58%	1.51%
Top Explorer	56,725	$9.568011	$542,747	1.30%	16.69%	1.70%
Oncore & Firstar Oncore Flex	27,033	$12.140297	$328,194	1.50%	16.46%	1.68%
Oncore & Firstar Oncore Value	73,169	$12.780771	$935,158	0.90%	17.15%	1.71%
Oncore & Firstar Oncore Premier	333,728	$12.244500	$4,086,322	1.40%	16.58%	1.69%
Oncore & Firstar Oncore Xtra	57,170	$12.244500	$700,018	1.40%	16.58%	1.69%

	688,367		$8,000,158

2005
Top I	9,299	$8.300095	$77,183	1.10%	4.72%	1.30%
Top Tradition	125,911	$8.300095	$1,045,076	1.10%	4.72%	1.35%
Top Plus	21,516	$8.402063	$180,775	0.90%	4.92%	1.24%
Investar Vision & Top Spectrum	39,235	$10.307219	$404,408	1.40%	4.41%	1.33%
Top Explorer	91,796	$8.199446	$752,679	1.30%	4.51%	1.35%
Oncore & Firstar Oncore Flex	34,988	$10.424300	$364,731	1.50%	4.30%	1.17%
Oncore & Firstar Oncore Value	98,568	$10.909551	$1,075,337	0.90%	4.92%	1.31%
Oncore & Firstar Oncore Premier	458,681	$10.503437	$4,817,732	1.40%	4.41%	1.31%
Oncore & Firstar Oncore Xtra	69,151	$10.503437	$726,303	1.40%	4.41%	1.31%

	949,145		$9,444,224

2004
Top I	14,579	$7.926252	$115,553	1.10%	3.64%	1.02%
Top Tradition	164,556	$7.926252	$1,304,311	1.10%	3.64%	0.96%
Top Plus	39,696	$8.007801	$317,874	0.90%	3.84%	0.91%
Investar Vision & Top Spectrum	51,613	$9.872113	$509,534	1.40%	3.33%	0.94%
Top Explorer	113,552	$7.845571	$890,882	1.30%	3.43%	0.95%
Oncore & Firstar Oncore Flex	68,077	$9.994066	$680,363	1.50%	3.23%	0.95%
Oncore & Firstar Oncore Value	147,886	$10.397621	$1,537,658	0.90%	3.84%	0.91%
Oncore & Firstar Oncore Premier	629,370	$10.060040	$6,331,497	1.40%	3.33%	0.97%
Oncore & Firstar Oncore Xtra	104,791	$10.060040	$1,054,205	1.40%	3.33%	0.97%

	1,334,120		$12,741,877

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Worldwide Growth Subaccount (continued)
2003
Top I	14,297	$7.648142	$109,346	1.10%	22.64%	0.97%
Top Tradition	213,452	$7.648142	$1,632,511	1.10%	22.64%	1.11%
Top Plus	59,560	$7.711505	$459,296	0.90%	22.89%	1.07%
Investar Vision & Top Spectrum	66,624	$9.554088	$636,534	1.40%	22.28%	1.10%
Top Explorer	162,508	$7.585312	$1,232,672	1.30%	22.40%	1.11%
Oncore & Firstar Oncore Flex	87,186	$9.681675	$844,106	1.50%	22.16%	1.06%
Oncore & Firstar Oncore Value	247,172	$10.012904	$2,474,912	0.90%	22.89%	1.10%
Oncore & Firstar Oncore Premier	810,029	$9.735966	$7,886,412	1.40%	22.28%	1.09%
Oncore & Firstar Oncore Xtra	117,798	$9.735966	$1,146,879	1.40%	22.28%	1.09%

	1,778,626		$16,422,668

Balanced Subaccount
2007
Top I	9,529	$14.397113	$137,192	1.10%	9.33%	2.57%
Top Tradition	167,224	$14.397113	$2,407,541	1.10%	9.33%	2.51%
Top Plus	34,042	$14.631886	$498,095	0.90%	9.54%	2.42%
Investar Vision & Top Spectrum	57,739	$19.057974	$1,100,382	1.40%	9.00%	2.39%
Top Explorer	65,796	$14.166475	$932,095	1.30%	9.11%	2.37%
Oncore & Firstar Oncore Flex	20,791	$18.358442	$381,691	1.50%	8.89%	2.53%
Oncore & Firstar Oncore Value	75,468	$19.442322	$1,467,264	0.90%	9.54%	2.42%
Oncore & Firstar Oncore Premier	438,687	$18.534267	$8,130,774	1.40%	9.00%	2.41%
Oncore & Firstar Oncore Xtra	38,694	$18.534267	$717,161	1.40%	9.00%	2.41%

	907,970		$15,772,195

2006
Top I	10,425	$13.168911	$137,284	1.10%	9.52%	1.90%
Top Tradition	194,791	$13.168911	$2,565,186	1.10%	9.52%	2.14%
Top Plus	47,516	$13.357027	$634,674	0.90%	9.73%	2.04%
Investar Vision & Top Spectrum	88,148	$17.484172	$1,541,201	1.40%	9.19%	1.95%
Top Explorer	81,791	$12.983695	$1,061,954	1.30%	9.30%	2.04%
Oncore & Firstar Oncore Flex	22,625	$16.859100	$381,434	1.50%	9.09%	2.02%
Oncore & Firstar Oncore Value	97,998	$17.748339	$1,739,309	0.90%	9.73%	1.99%
Oncore & Firstar Oncore Premier	600,965	$17.003708	$10,218,626	1.40%	9.19%	2.00%
Oncore & Firstar Oncore Xtra	55,094	$17.003708	$936,795	1.40%	9.19%	2.00%

	1,199,353		$19,216,463

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Balanced Subaccount (continued)
2005
Top I	15,867	$12.024522	$190,795	1.10%	6.78%	2.14%
Top Tradition	222,441	$12.024522	$2,674,743	1.10%	6.78%	2.22%
Top Plus	65,259	$12.172221	$794,347	0.90%	6.99%	2.15%
Investar Vision & Top Spectrum	135,505	$16.012022	$2,169,708	1.40%	6.46%	2.15%
Top Explorer	110,233	$11.878778	$1,309,430	1.30%	6.57%	2.21%
Oncore & Firstar Oncore Flex	29,405	$15.454765	$454,451	1.50%	6.36%	1.86%
Oncore & Firstar Oncore Value	137,650	$16.174009	$2,226,356	0.90%	6.99%	2.21%
Oncore & Firstar Oncore Premier	887,368	$15.572016	$13,818,106	1.40%	6.46%	2.13%
Oncore & Firstar Oncore Xtra	78,788	$15.572016	$1,226,889	1.40%	6.46%	2.13%

	1,682,516		$24,864,825

2004
Top I	19,532	$11.261194	$219,949	1.10%	7.34%	2.24%
Top Tradition	260,603	$11.261194	$2,934,697	1.10%	7.34%	2.20%
Top Plus	104,122	$11.377016	$1,184,601	0.90%	7.56%	2.15%
Investar Vision & Top Spectrum	189,347	$15.039919	$2,847,761	1.40%	7.02%	2.10%
Top Explorer	133,548	$11.146615	$1,488,604	1.30%	7.13%	2.09%
Oncore & Firstar Oncore Flex	68,297	$14.530765	$992,413	1.50%	6.92%	2.08%
Oncore & Firstar Oncore Value	193,173	$15.117361	$2,920,272	0.90%	7.56%	2.06%
Oncore & Firstar Oncore Premier	1,270,762	$14.626630	$18,586,974	1.40%	7.02%	2.11%
Oncore & Firstar Oncore Xtra	100,225	$14.626630	$1,465,957	1.40%	7.02%	2.11%

	2,339,609		$32,641,228

2003
Top I	22,397	$10.490828	$234,963	1.10%	12.81%	2.07%
Top Tradition	303,570	$10.490828	$3,184,705	1.10%	12.81%	2.21%
Top Plus	132,623	$10.577712	$1,402,852	0.90%	13.03%	2.03%
Investar Vision & Top Spectrum	244,365	$14.052762	$3,434,007	1.40%	12.48%	2.17%
Top Explorer	177,315	$10.404689	$1,844,906	1.30%	12.59%	2.22%
Oncore & Firstar Oncore Flex	92,627	$13.590452	$1,258,843	1.50%	12.36%	2.16%
Oncore & Firstar Oncore Value	268,663	$14.055270	$3,776,128	0.90%	13.03%	2.10%
Oncore & Firstar Oncore Premier	1,615,730	$13.666613	$22,081,546	1.40%	12.48%	2.15%
Oncore & Firstar Oncore Xtra	133,989	$13.666613	$1,831,171	1.40%	12.48%	2.15%

	2,991,279		$39,049,121

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Equity Trust — Class I (note 4):
Fundamental Value Subaccount
2007
Top Tradition	4,113	$11.927158	$49,058	1.10%	–4.74%	1.82%	4/27/07
Top Plus	265	$11.978341	$3,173	0.90%	–4.62%	6.36%	4/27/07
Investar Vision & Top Spectrum	606	$11.850999	$7,184	1.40%	–4.94%	1.76%	4/27/07
Top Explorer	2,933	$11.876350	$34,835	1.30%	–4.87%	1.84%	4/27/07
Oncore Flex	8,180	$19.249359	$157,457	1.50%	–5.00%	1.81%	4/27/07
Oncore & Firstar Oncore Value	134,209	$20.385767	$2,735,944	0.90%	–4.62%	1.92%	4/27/07
Oncore & Firstar Oncore Premier	211,104	$19.433681	$4,102,514	1.40%	–4.94%	1.80%	4/27/07
Oncore & Firstar Oncore Xtra	199,127	$19.433681	$3,869,775	1.40%	–4.94%	1.80%	4/27/07
Oncore & Firstar Oncore Lite	363,640	$19.433681	$7,066,873	1.40%	–4.94%	1.80%	4/27/07
Oncore Ultra	9,174	$19.433681	$178,287	1.40%	–4.94%	1.80%	4/27/07

	933,351		$18,205,100

Capital and Income Subaccount
2007
Top Explorer	1,747	$11.730125	$20,488	1.30%	0.26%	2.19%	4/27/07
Oncore & Firstar Oncore Flex	8,598	$13.469264	$115,810	1.50%	0.12%	2.02%	4/27/07
Oncore & Firstar Oncore Value	42,072	$14.264494	$600,135	0.90%	0.53%	2.31%	4/27/07
Oncore & Firstar Oncore Premier	159,000	$13.598284	$2,162,127	1.40%	0.19%	1.96%	4/27/07
Oncore & Firstar Oncore Xtra	184,418	$13.598284	$2,507,765	1.40%	0.19%	1.96%	4/27/07
Oncore & Firstar Oncore Lite	95,680	$13.598284	$1,301,088	1.40%	0.19%	1.96%	4/27/07
Oncore Ultra	3,308	$13.598284	$44,984	1.40%	0.19%	1.96%	4/27/07

	494,823		$6,752,397

Investors Subaccount
2007
Top Tradition	8	$12.336617	$96	1.10%	2.76%	6.25%
Investar Vision	110	$12.257854	$1,353	1.40%	2.46%	3.73%
Top Explorer	268	$12.284067	$3,294	1.30%	2.56%	1.38%
Oncore & Firstar Oncore Flex	24,904	$16.065836	$400,101	1.50%	2.36%	1.56%
Oncore & Firstar Oncore Value	66,414	$17.014337	$1,129,998	0.90%	2.97%	1.44%
Oncore & Firstar Oncore Premier	123,103	$16.219704	$1,996,702	1.40%	2.46%	1.32%
Oncore & Firstar Oncore Xtra	120,580	$16.219704	$1,955,766	1.40%	2.46%	1.32%
Oncore & Firstar Oncore Lite	160,601	$16.219704	$2,604,894	1.40%	2.46%	1.32%
Oncore Ultra	2,100	$16.219704	$34,056	1.40%	2.46%	1.32%

	498,088		$8,126,260

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Equity Trust — Class I (note 4): (continued)
Investors Subaccount (continued)
2006
Top Explorer	240	$11.977407	$2,871	1.30%	16.75%	3.72%
Oncore & Firstar Oncore Flex	19,491	$15.695883	$305,923	1.50%	16.52%	1.60%
Oncore & Firstar Oncore Value	51,661	$16.523729	$853,627	0.90%	17.21%	1.68%
Oncore & Firstar Oncore Premier	168,033	$15.830515	$2,660,059	1.40%	16.63%	1.71%
Oncore & Firstar Oncore Xtra	105,110	$15.830515	$1,663,943	1.40%	16.63%	1.71%
Oncore & Firstar Oncore Lite	94,054	$15.830515	$1,488,930	1.40%	16.63%	1.71%
Oncore Ultra	2,259	$15.830515	$35,755	1.40%	11.13%	1.71%	8/7/06

	440,848		$7,011,108

2005
Oncore & Firstar Oncore Flex	22,993	$13.470984	$309,732	1.50%	4.96%	0.75%
Oncore & Firstar Oncore Value	52,860	$14.097887	$745,210	0.90%	5.58%	1.17%
Oncore & Firstar Oncore Premier	167,895	$13.573192	$2,278,865	1.40%	5.06%	1.22%
Oncore & Firstar Oncore Xtra	121,680	$13.573192	$1,651,590	1.40%	5.06%	1.22%
Oncore Lite	72,239	$13.573192	$980,520	1.40%	5.06%	1.22%

	437,667		$5,965,917

2004
Oncore & Firstar Oncore Flex	54,406	$12.834716	$698,287	1.50%	8.74%	1.38%
Oncore & Firstar Oncore Value	59,379	$13.352844	$792,875	0.90%	9.39%	1.56%
Oncore & Firstar Oncore Premier	170,824	$12.919400	$2,206,953	1.40%	8.85%	1.44%
Oncore & Firstar Oncore Xtra	147,871	$12.919400	$1,910,399	1.40%	8.85%	1.44%
Oncore & Firstar Oncore Lite	55,853	$12.919400	$721,588	1.40%	8.85%	1.44%

	488,333		$6,330,102

2003
Oncore & Firstar Oncore Flex	60,640	$11.803030	$715,735	1.50%	30.38%	1.81%
Oncore & Firstar Oncore Value	54,924	$12.206734	$670,437	0.90%	31.15%	1.48%
Oncore & Firstar Oncore Premier	184,492	$11.869178	$2,189,772	1.40%	30.51%	1.47%
Oncore & Firstar Oncore Xtra	125,056	$11.869178	$1,484,313	1.40%	30.51%	1.47%
Oncore Lite	55,417	$11.869178	$657,756	1.40%	30.51%	1.47%

	480,529		$5,718,013

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Equity Trust — Class I (note 4): (continued)
All Cap Subaccount
2006
Top Tradition	2,542	$11.914775	$30,282	1.10%	16.83%	2.69%
Investar Vision & Top Spectrum	721	$11.874024	$8,563	1.40%	16.49%	4.97%
Top Explorer	797	$11.887605	$9,469	1.30%	16.60%	3.73%
Oncore Flex	8,316	$19.305866	$160,544	1.50%	16.37%	1.21%
Oncore & Firstar Oncore Value	108,570	$20.324063	$2,206,586	0.90%	17.06%	1.33%
Oncore & Firstar Oncore Premier	228,459	$19.471432	$4,448,453	1.40%	16.49%	1.41%
Oncore & Firstar Oncore Xtra	208,652	$19.471432	$4,062,747	1.40%	16.49%	1.41%
Oncore & Firstar Oncore Lite	287,659	$19.471432	$5,601,135	1.40%	16.49%	1.41%
Oncore Ultra	7,107	$19.471432	$138,379	1.40%	12.63%	1.41%	8/7/06

	852,823		$16,666,158

2005
Oncore Flex	11,000	$16.589881	$182,493	1.50%	2.51%	0.66%
Oncore & Firstar Oncore Value	114,467	$17.361907	$1,987,362	0.90%	3.12%	0.98%
Oncore & Firstar Oncore Premier	269,215	$16.715728	$4,500,121	1.40%	2.61%	0.87%
Oncore & Firstar Oncore Xtra	219,832	$16.715728	$3,674,657	1.40%	2.61%	0.87%
Oncore & Firstar Oncore Lite	229,856	$16.715728	$3,842,207	1.40%	2.61%	0.87%

	844,370		$14,186,840

2004
Oncore & Firstar Oncore Flex	21,872	$16.183237	$353,954	1.50%	6.71%	0.47%
Oncore & Firstar Oncore Value	93,302	$16.836502	$1,570,887	0.90%	7.34%	0.66%
Oncore & Firstar Oncore Premier	306,133	$16.289995	$4,986,912	1.40%	6.81%	0.54%
Oncore & Firstar Oncore Xtra	251,883	$16.289995	$4,103,173	1.40%	6.81%	0.54%
Oncore & Firstar Oncore Lite	172,705	$16.289995	$2,813,360	1.40%	6.81%	0.54%

	845,895		$13,828,286

2003
Oncore & Firstar Oncore Flex	26,439	$15.166107	$400,974	1.50%	36.98%	0.23%
Oncore & Firstar Oncore Value	67,026	$15.684793	$1,051,284	0.90%	37.79%	0.28%
Oncore & Firstar Oncore Premier	335,212	$15.251089	$5,112,352	1.40%	37.12%	0.27%
Oncore & Firstar Oncore Xtra	268,577	$15.251089	$4,096,098	1.40%	37.12%	0.27%
Oncore & Firstar Oncore Lite	143,157	$15.251089	$2,183,294	1.40%	37.12%	0.27%

	840,411		$12,844,002

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Equity Trust — Class I (note 4): (continued)
Total Return Subaccount
2006
Top Explorer	46	$11.361033	$524	1.30%	11.12%	5.27%
Oncore & Firstar Oncore Flex	9,037	$13.071370	$118,120	1.50%	10.90%	2.13%
Oncore & Firstar Oncore Value	33,468	$13.760823	$460,551	0.90%	11.56%	1.71%
Oncore & Firstar Oncore Premier	180,481	$13.183505	$2,379,368	1.40%	11.01%	2.05%
Oncore & Firstar Oncore Xtra	212,123	$13.183505	$2,796,527	1.40%	11.01%	2.05%
Oncore & Firstar Oncore Lite	88,219	$13.183505	$1,163,039	1.40%	11.01%	2.05%
Oncore Ultra	1,546	$13.183505	$20,381	1.40%	8.78%	2.05%	8/7/06

	524,920		$6,938,510

2005
Oncore & Firstar Oncore Flex	9,120	$11.786214	$107,494	1.50%	1.79%	1.77%
Oncore & Firstar Oncore Value	39,870	$12.334736	$491,789	0.90%	2.40%	1.88%
Oncore & Firstar Oncore Premier	211,646	$11.875653	$2,513,439	1.40%	1.89%	1.89%
Oncore & Firstar Oncore Xtra	221,490	$11.875653	$2,630,335	1.40%	1.89%	1.89%
Oncore & Firstar Oncore Lite	105,204	$11.875653	$1,249,364	1.40%	1.89%	1.89%

	587,330		$6,992,421

2004
Oncore & Firstar Oncore Flex	12,141	$11.578627	$140,580	1.50%	7.13%	1.78%
Oncore & Firstar Oncore Value	49,135	$12.046054	$591,878	0.90%	7.77%	1.80%
Oncore & Firstar Oncore Premier	252,002	$11.655037	$2,937,089	1.40%	7.23%	1.92%
Oncore & Firstar Oncore Xtra	245,292	$11.655037	$2,858,891	1.40%	7.23%	1.92%
Oncore & Firstar Oncore Lite	100,671	$11.655037	$1,173,324	1.40%	7.23%	1.92%

	659,241		$7,701,762

2003
Oncore & Firstar Oncore Flex	13,053	$10.808286	$141,079	1.50%	14.20%	1.66%
Oncore & Firstar Oncore Value	51,447	$11.177969	$575,077	0.90%	14.88%	1.60%
Oncore & Firstar Oncore Premier	301,022	$10.868872	$3,271,760	1.40%	14.32%	1.75%
Oncore & Firstar Oncore Xtra	253,603	$10.868872	$2,756,380	1.40%	14.32%	1.75%
Oncore & Firstar Oncore Lite	36,394	$10.868872	$395,567	1.40%	14.32%	1.75%

	655,519		$7,139,863

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2007
Top I	1,350	$16.056547	$21,675	1.10%	5.46%	0.55%
Top Tradition	29,183	$16.056547	$468,575	1.10%	5.46%	0.53%
Top Plus	6,929	$16.318356	$113,068	0.90%	5.67%	0.55%
Investar Vision & Top Spectrum	2,212	$17.837706	$39,460	1.40%	5.15%	0.59%
Top Explorer	13,102	$15.799335	$206,996	1.30%	5.25%	0.50%
Oncore & Firstar Oncore Flex	4,073	$17.668492	$71,967	1.50%	5.04%	0.61%
Oncore & Firstar Oncore Value	92,651	$18.711669	$1,733,650	0.90%	5.67%	0.58%
Oncore & Firstar Oncore Premier	164,520	$17.837706	$2,934,670	1.40%	5.15%	0.55%
Oncore & Firstar Oncore Xtra	254,682	$17.837706	$4,542,940	1.40%	5.15%	0.55%
Oncore & Firstar Oncore Lite	33,317	$17.837706	$594,296	1.40%	5.15%	0.55%

	602,019		$10,727,297

2006
Top I	1,836	$15.224915	$27,951	1.10%	11.00%	0.00%
Top Tradition	45,107	$15.224915	$686,746	1.10%	11.00%	0.00%
Top Plus	10,941	$15.442373	$168,957	0.90%	11.22%	0.00%
Investar Vision & Top Spectrum	2,670	$16.964296	$45,290	1.40%	10.67%	0.00%
Top Explorer	26,544	$15.010818	$398,443	1.30%	10.78%	0.00%
Oncore & Firstar Oncore Flex	5,072	$16.820036	$85,318	1.50%	10.56%	0.00%
Oncore & Firstar Oncore Value	132,856	$17.707195	$2,352,502	0.90%	11.22%	0.00%
Oncore & Firstar Oncore Premier	277,236	$16.964296	$4,703,134	1.40%	10.67%	0.00%
Oncore & Firstar Oncore Xtra	374,629	$16.964296	$6,355,317	1.40%	10.67%	0.00%
Oncore & Firstar Oncore Lite	73,210	$16.964296	$1,241,949	1.40%	10.67%	0.00%

	950,101		$16,065,607

2005
Top I	3,214	$13.716021	$44,083	1.10%	6.71%	0.00%
Top Tradition	46,503	$13.716021	$637,831	1.10%	6.71%	0.00%
Top Plus	12,755	$13.884465	$177,090	0.90%	6.92%	0.00%
Investar Vision & Top Spectrum	4,622	$15.328247	$70,854	1.40%	6.40%	0.00%
Top Explorer	33,232	$13.549801	$450,281	1.30%	6.50%	0.00%
Oncore & Firstar Oncore Flex	16,360	$15.212835	$248,879	1.50%	6.29%	0.00%
Oncore & Firstar Oncore Value	155,307	$15.920809	$2,472,618	0.90%	6.92%	0.00%
Oncore & Firstar Oncore Premier	339,865	$15.328247	$5,209,540	1.40%	6.40%	0.00%
Oncore & Firstar Oncore Xtra	435,281	$15.328247	$6,672,090	1.40%	6.40%	0.00%
Oncore & Firstar Oncore Lite	108,801	$15.328247	$1,667,744	1.40%	6.40%	0.00%

	1,155,940		$17,651,010

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Opportunity Subaccount (continued)
2004
Top I	3,842	$12.853057	$49,381	1.10%	16.93%	0.00%
Top Tradition	53,542	$12.853057	$688,176	1.10%	16.93%	0.00%
Top Plus	20,696	$12.985241	$268,747	0.90%	17.16%	0.00%
Investar Vision & Top Spectrum	6,383	$14.406341	$91,954	1.40%	16.58%	0.00%
Top Explorer	43,658	$12.722318	$555,435	1.30%	16.70%	0.00%
Oncore & Firstar Oncore Flex	23,707	$14.311919	$339,290	1.50%	16.47%	0.00%
Oncore & Firstar Oncore Value	183,977	$14.889703	$2,739,361	0.90%	17.16%	0.00%
Oncore & Firstar Oncore Premier	428,808	$14.406341	$6,177,548	1.40%	16.58%	0.00%
Oncore & Firstar Oncore Xtra	513,308	$14.406341	$7,394,885	1.40%	16.58%	0.00%
Oncore & Firstar Oncore Lite	156,244	$14.406341	$2,250,910	1.40%	16.58%	0.00%

	1,434,165		$20,555,687

2003
Top I	3,670	$10.992008	$40,346	1.10%	35.52%	0.05%
Top Tradition	65,730	$10.992008	$722,501	1.10%	35.52%	0.08%
Top Plus	31,462	$11.083042	$348,692	0.90%	35.79%	0.09%
Investar Vision & Top Spectrum	6,973	$12.357050	$86,164	1.40%	35.12%	0.08%
Top Explorer	56,933	$10.901773	$620,670	1.30%	35.25%	0.08%
Oncore & Firstar Oncore Flex	27,067	$12.288188	$332,600	1.50%	34.98%	0.07%
Oncore & Firstar Oncore Value	212,892	$12.708516	$2,705,540	0.90%	35.79%	0.08%
Oncore & Firstar Oncore Premier	583,589	$12.357050	$7,211,452	1.40%	35.12%	0.08%
Oncore & Firstar Oncore Xtra	554,398	$12.357050	$6,850,725	1.40%	35.12%	0.08%
Oncore & Firstar Oncore Lite	270,449	$12.357050	$3,341,952	1.40%	35.12%	0.08%

	1,813,163		$22,260,642

Small/Mid Cap Value Subaccount
2007
Top Tradition	2,401	$17.581190	$42,211	1.10%	–1.80%	0.02%
Top Plus	163	$17.867960	$2,920	0.90%	–1.61%	0.01%
Top Spectrum	692	$15.020239	$10,393	1.40%	–2.10%	0.02%
Top Explorer	918	$17.299511	$15,879	1.30%	–2.00%	0.02%
Oncore Flex	3,299	$14.877732	$49,080	1.50%	–2.19%	0.02%
Oncore & Firstar Oncore Value	1,575	$15.756382	$24,812	0.90%	–1.61%	0.01%
Oncore & Firstar Oncore Premier	25,270	$15.020239	$379,574	1.40%	–2.10%	0.02%
Oncore & Firstar Oncore Xtra	27,204	$15.020239	$408,607	1.40%	–2.10%	0.02%

	61,522		$933,476

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Small/Mid Cap Value Subaccount (continued)
2006
Top Tradition	4,439	$17.904314	$79,479	1.10%	14.47%	0.00%
Top Plus	4,561	$18.160118	$82,837	0.90%	14.69%	0.00%
Top Spectrum	769	$15.341971	$11,799	1.40%	14.13%	0.00%
Top Explorer	1,858	$17.652508	$32,797	1.30%	14.24%	0.00%
Oncore & Firstar Oncore Flex	4,771	$15.211488	$72,568	1.50%	14.02%	0.00%
Oncore & Firstar Oncore Value	5,515	$16.014007	$88,317	0.90%	14.69%	0.00%
Oncore & Firstar Oncore Premier	37,401	$15.341971	$573,813	1.40%	14.13%	0.00%
Oncore & Firstar Oncore Xtra	33,059	$15.341971	$507,186	1.40%	14.13%	0.00%

	92,373		$1,448,796

2005
Top I	616	$15.641554	$9,637	1.10%	15.24%	0.36%
Top Tradition	5,635	$15.641554	$88,136	1.10%	15.24%	0.36%
Top Plus	5,600	$15.833700	$88,665	0.90%	15.47%	0.36%
Top Spectrum	2,057	$13.442715	$27,646	1.40%	14.90%	0.00%
Top Explorer	2,976	$15.451988	$45,980	1.30%	15.01%	0.37%
Oncore & Firstar Oncore Flex	2,985	$13.341494	$39,819	1.50%	14.78%	0.77%
Oncore & Firstar Oncore Value	7,453	$13.962519	$104,059	0.90%	15.47%	0.42%
Oncore & Firstar Oncore Premier	48,531	$13.442715	$652,394	1.40%	14.90%	0.37%
Oncore & Firstar Oncore Xtra	39,288	$13.442715	$528,158	1.40%	14.90%	0.37%

	115,141		$1,584,494

2004
Top I	617	$13.573321	$8,368	1.10%	15.49%	0.00%
Top Tradition	5,182	$13.573321	$70,343	1.10%	15.49%	0.00%
Top Plus	5,600	$13.712955	$76,789	0.90%	15.72%	0.00%
Top Explorer	3,320	$13.435239	$44,609	1.30%	15.26%	0.00%
Oncore & Firstar Oncore Flex	9,933	$11.623051	$115,448	1.50%	15.04%	0.00%
Oncore & Firstar Oncore Value	6,857	$12.092388	$82,920	0.90%	15.72%	0.00%
Oncore & Firstar Oncore Premier	50,453	$11.699730	$590,289	1.40%	15.15%	0.00%
Oncore & Firstar Oncore Xtra	38,234	$11.699730	$447,330	1.40%	15.15%	0.00%

	120,196		$1,436,096

2003
Top I	617	$11.752588	$7,252	1.10%	36.89%	0.11%
Top Tradition	9,480	$11.752588	$111,412	1.10%	36.89%	0.12%
Top Plus	7,179	$11.849948	$85,067	0.90%	37.16%	0.10%
Top Explorer	3,416	$11.656107	$39,817	1.30%	36.62%	0.12%
Oncore & Firstar Oncore Flex	10,577	$10.103864	$106,864	1.50%	36.35%	0.11%
Oncore & Firstar Oncore Value	8,927	$10.449547	$93,284	0.90%	37.16%	0.12%
Oncore & Firstar Oncore Premier	72,909	$10.160486	$740,795	1.40%	36.49%	0.10%
Oncore & Firstar Oncore Xtra	42,608	$10.160486	$432,918	1.40%	36.49%	0.10%

	155,713		$1,617,409

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Discovery Subaccount
2007
Top I	1,113	$10.709749	$11,919	1.10%	20.99%	0.00%
Top Tradition	34,118	$10.709749	$365,395	1.10%	20.99%	0.00%
Top Plus	5,416	$10.884577	$58,954	0.90%	21.23%	0.00%
Investar Vision & Top Spectrum	2,541	$17.476395	$44,414	1.40%	20.63%	0.00%
Top Explorer	20,070	$10.538047	$211,496	1.30%	20.75%	0.00%
Oncore & Firstar Oncore Flex	7,079	$17.310454	$122,549	1.50%	20.51%	0.00%
Oncore & Firstar Oncore Value	65,015	$18.332983	$1,191,925	0.90%	21.23%	0.00%
Oncore & Firstar Oncore Premier	269,402	$17.476395	$4,708,174	1.40%	20.63%	0.00%
Oncore & Firstar Oncore Xtra	235,891	$17.476395	$4,122,516	1.40%	20.63%	0.00%
Oncore & Firstar Oncore Lite	17,645	$17.476395	$308,364	1.40%	20.63%	0.00%

	658,290		$11,145,706

2006
Top I	2,230	$8.852076	$19,741	1.10%	13.40%	0.00%
Top Tradition	87,808	$8.852076	$777,279	1.10%	13.40%	0.00%
Top Plus	11,293	$8.978672	$101,400	0.90%	13.62%	0.00%
Investar Vision & Top Spectrum	3,222	$14.488069	$46,676	1.40%	13.07%	0.00%
Top Explorer	55,271	$8.727454	$482,373	1.30%	13.18%	0.00%
Oncore & Firstar Oncore Flex	12,397	$14.364727	$178,084	1.50%	12.95%	0.00%
Oncore & Firstar Oncore Value	103,607	$15.122863	$1,566,830	0.90%	13.62%	0.00%
Oncore & Firstar Oncore Premier	487,060	$14.488069	$7,056,575	1.40%	13.07%	0.00%
Oncore & Firstar Oncore Xtra	345,829	$14.488069	$5,010,395	1.40%	13.07%	0.00%
Oncore & Firstar Oncore Lite	22,948	$14.488069	$332,468	1.40%	13.07%	0.00%

	1,131,665		$15,571,821

2005
Top I	2,472	$7.806074	$19,297	1.10%	14.91%	0.00%	4/8/05
Top Tradition	93,265	$7.806074	$728,035	1.10%	14.91%	0.00%	4/8/05
Top Plus	11,311	$7.902076	$89,378	0.90%	15.08%	0.00%	4/8/05
Investar Vision & Top Spectrum	5,091	$12.813905	$65,238	1.40%	14.67%	0.00%	4/8/05
Top Explorer	69,987	$7.711352	$539,698	1.30%	14.75%	0.00%	4/8/05
Oncore & Firstar Oncore Flex	15,286	$12.717314	$194,393	1.50%	14.58%	0.00%	4/8/05
Oncore & Firstar Oncore Value	198,475	$13.309549	$2,641,610	0.90%	15.08%	0.00%	4/8/05
Oncore & Firstar Oncore Premier	667,544	$12.813905	$8,553,847	1.40%	14.67%	0.00%	4/8/05
Oncore & Firstar Oncore Xtra	412,846	$12.813905	$5,290,164	1.40%	14.67%	0.00%	4/8/05
Oncore & Firstar Oncore Lite	26,572	$12.813905	$340,489	1.40%	14.67%	0.00%	4/8/05

	1,502,849		$18,462,149

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Strong Variable Insurance Funds, Inc. (note 4):
Mid-Cap Growth II Subaccount
2004
Top I	2,702	$7.200348	$19,454	1.10%	17.86%	0.00%
Top Tradition	114,311	$7.200348	$823,079	1.10%	17.86%	0.00%
Top Plus	13,515	$7.274512	$98,313	0.90%	18.09%	0.00%
Investar Vision & Top Spectrum	9,754	$11.854554	$115,629	1.40%	17.51%	0.00%
Top Explorer	86,079	$7.127003	$613,486	1.30%	17.62%	0.00%
Oncore & Firstar Oncore Flex	21,336	$11.776774	$251,275	1.50%	17.39%	0.00%
Oncore & Firstar Oncore Value	238,314	$12.252554	$2,919,953	0.90%	18.09%	0.00%
Oncore & Firstar Oncore Premier	803,840	$11.854554	$9,529,168	1.40%	17.51%	0.00%
Oncore & Firstar Oncore Xtra	484,841	$11.854554	$5,747,576	1.40%	17.51%	0.00%
Oncore & Firstar Oncore Lite	70,268	$11.854554	$832,997	1.40%	17.51%	0.00%

	1,844,960		$20,950,930

2003
Top I	2,834	$6.109458	$17,317	1.10%	32.75%	0.00%
Top Tradition	136,978	$6.109458	$836,859	1.10%	32.75%	0.00%
Top Plus	24,446	$6.160144	$150,593	0.90%	33.02%	0.00%
Investar Vision & Top Spectrum	9,422	$10.088450	$95,057	1.40%	32.36%	0.00%
Top Explorer	110,618	$6.059228	$670,262	1.30%	32.49%	0.00%
Oncore & Firstar Oncore Flex	28,993	$10.032151	$290,858	1.50%	32.23%	0.00%
Oncore & Firstar Oncore Value	284,194	$10.375611	$2,948,686	0.90%	33.02%	0.00%
Oncore & Firstar Oncore Premier	991,015	$10.088450	$9,997,796	1.40%	32.36%	0.00%
Oncore & Firstar Oncore Xtra	590,657	$10.088450	$5,958,818	1.40%	32.36%	0.00%
Oncore & Firstar Oncore Lite	139,017	$10.088450	$1,402,464	1.40%	32.36%	0.00%

	2,318,174		$22,368,710

Van Kampen Universal Institutional Funds — Class I:
Core Plus Fixed Income Subaccount
2007
Oncore Flex	10,079	$14.576485	$146,922	1.50%	3.89%	3.70%
Oncore & Firstar Oncore Value	20,683	$15.437100	$319,289	0.90%	4.51%	3.32%
Oncore & Firstar Oncore Premier	123,199	$14.716140	$1,813,013	1.40%	3.99%	3.45%
Oncore & Firstar Oncore Xtra	79,677	$14.716140	$1,172,533	1.40%	3.99%	3.45%

	233,638		$3,451,757

2006
Oncore Flex	8,998	$14.031191	$126,254	1.50%	2.20%	4.00%
Oncore & Firstar Oncore Value	17,925	$14.771299	$264,778	0.90%	2.81%	3.91%
Oncore & Firstar Oncore Premier	115,939	$14.151586	$1,640,718	1.40%	2.30%	3.94%
Oncore & Firstar Oncore Xtra	57,050	$14.151586	$807,347	1.40%	2.30%	3.94%

	199,912		$2,839,097

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class I: (continued)
Core Plus Fixed Income Subaccount (continued)
2005
Oncore Flex	8,349	$13.728861	$114,626	1.50%	2.68%	2.37%
Oncore & Firstar Oncore Value	29,160	$14.367804	$418,971	0.90%	3.29%	3.20%
Oncore & Firstar Oncore Premier	150,167	$13.833055	$2,077,274	1.40%	2.78%	3.54%
Oncore & Firstar Oncore Xtra	60,855	$13.833055	$841,801	1.40%	2.78%	3.54%

	248,531		$3,452,672

2004
Oncore Flex	22,850	$13.370815	$305,526	1.50%	2.82%	3.77%
Oncore & Firstar Oncore Value	29,175	$13.910580	$405,846	0.90%	3.43%	3.83%
Oncore & Firstar Oncore Premier	225,980	$13.459054	$3,041,468	1.40%	2.92%	3.81%
Oncore & Firstar Oncore Xtra	52,236	$13.459054	$703,047	1.40%	2.92%	3.81%

	330,241		$4,455,887

2003
Oncore Flex	24,259	$13.004005	$315,465	1.50%	3.09%	0.06%
Oncore & Firstar Oncore Value	32,204	$13.448755	$433,100	0.90%	3.71%	0.06%
Oncore & Firstar Oncore Premier	251,670	$13.076897	$3,291,073	1.40%	3.19%	0.06%
Oncore Xtra	50,161	$13.076897	$655,949	1.40%	3.19%	0.06%

	358,294		$4,695,587

U.S. Real Estate Subaccount
2007
Top I	1,405	$32.912740	$46,257	1.10%	–17.98%	0.67%
Top Tradition	41,164	$32.912740	$1,354,832	1.10%	–17.98%	1.21%
Top Plus	9,495	$33.449263	$317,587	0.90%	–17.81%	1.35%
Investar Vision & Top Spectrum	1,695	$27.520070	$46,637	1.40%	–18.22%	1.06%
Top Explorer	19,495	$32.385796	$631,362	1.30%	–18.14%	1.09%
Oncore & Firstar Oncore Flex	6,624	$27.259129	$180,558	1.50%	–18.30%	1.29%
Oncore & Firstar Oncore Value	51,959	$28.868135	$1,499,964	0.90%	–17.81%	1.14%
Oncore & Firstar Oncore Premier	89,112	$27.520070	$2,452,351	1.40%	–18.22%	1.05%
Oncore & Firstar Oncore Xtra	196,903	$27.520070	$5,418,790	1.40%	–18.22%	1.05%

	417,852		$11,948,338

2006
Top I	3,701	$40.127029	$148,492	1.10%	36.55%	0.79%
Top Tradition	55,869	$40.127029	$2,241,851	1.10%	36.55%	1.12%
Top Plus	21,274	$40.699934	$865,841	0.90%	36.82%	1.10%
Investar Vision & Top Spectrum	6,690	$33.652510	$225,142	1.40%	36.15%	1.27%
Top Explorer	25,498	$39.563131	$1,008,772	1.30%	36.28%	1.12%
Oncore & Firstar Oncore Flex	7,278	$33.366495	$242,845	1.50%	36.01%	1.16%
Oncore & Firstar Oncore Value	64,971	$35.125765	$2,282,162	0.90%	36.82%	1.08%
Oncore & Firstar Oncore Premier	112,572	$33.652510	$3,788,352	1.40%	36.15%	1.08%
Oncore & Firstar Oncore Xtra	266,316	$33.652510	$8,962,185	1.40%	36.15%	1.08%

	564,169		$19,765,642

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class I: (continued)
U.S. Real Estate Subaccount (continued)
2005
Top I	2,072	$29.386693	$60,886	1.10%	15.78%	0.79%
Top Tradition	47,166	$29.386693	$1,386,054	1.10%	15.78%	1.17%
Top Plus	21,233	$29.747497	$631,626	0.90%	16.01%	1.16%
Investar Vision & Top Spectrum	3,390	$24.717979	$83,784	1.40%	15.44%	1.19%
Top Explorer	23,831	$29.030792	$691,839	1.30%	15.55%	1.17%
Oncore & Firstar Oncore Flex	7,392	$24.531963	$181,331	1.50%	15.33%	0.96%
Oncore & Firstar Oncore Value	65,805	$25.673351	$1,689,442	0.90%	16.01%	1.18%
Oncore & Firstar Oncore Premier	121,775	$24.717979	$3,010,034	1.40%	15.44%	1.19%
Oncore & Firstar Oncore Xtra	232,734	$24.717979	$5,752,735	1.40%	15.44%	1.19%

	525,398		$13,487,731

2004
Top I	7,435	$25.381114	$188,715	1.10%	34.91%	1.15%
Top Tradition	33,230	$25.381114	$843,421	1.10%	34.91%	1.56%
Top Plus	14,291	$25.642046	$366,459	0.90%	35.18%	1.56%
Investar Vision & Top Spectrum	5,660	$21.411919	$121,195	1.40%	34.51%	1.60%
Top Explorer	20,125	$25.123131	$505,595	1.30%	34.64%	1.45%
Oncore & Firstar Oncore Flex	5,499	$21.271668	$116,963	1.50%	34.37%	1.73%
Oncore & Firstar Oncore Value	46,568	$22.130175	$1,030,562	0.90%	35.18%	1.70%
Oncore & Firstar Oncore Premier	105,473	$21.411919	$2,258,371	1.40%	34.51%	1.60%
Oncore & Firstar Oncore Xtra	186,966	$21.411919	$4,003,292	1.40%	34.51%	1.60%

	425,247		$9,434,573

2003
Top I	1,089	$18.813690	$20,481	1.10%	36.02%	0.00%
Top Tradition	22,541	$18.813690	$424,077	1.10%	36.02%	0.00%
Top Plus	12,211	$18.969437	$231,635	0.90%	36.29%	0.00%
Top Spectrum	771	$15.918756	$12,279	1.40%	35.61%	0.00%
Top Explorer	13,271	$18.659388	$247,624	1.30%	35.75%	0.00%
Oncore & Firstar Oncore Flex	6,045	$15.830110	$95,694	1.50%	35.48%	0.00%
Oncore & Firstar Oncore Value	31,222	$16.371443	$511,144	0.90%	36.29%	0.00%
Oncore & Firstar Oncore Premier	65,997	$15.918756	$1,050,609	1.40%	35.61%	0.00%
Oncore & Firstar Oncore Xtra	64,769	$15.918756	$1,031,037	1.40%	35.61%	0.00%

	217,916		$3,624,580

Value Subaccount
2007
Oncore Value	3,033	$14.889586	$45,164	0.90%	–3.94%	1.73%
Oncore & Firstar Oncore Premier	9,529	$14.194205	$135,243	1.40%	–4.41%	1.73%
Oncore Xtra	3,037	$14.194205	$43,112	1.40%	–4.41%	1.73%

	15,599		$223,519

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class I: (continued)
Value Subaccount (continued)
2006
Oncore Flex	2,071	$14.723179	$30,495	1.50%	15.17%	1.74%
Oncore Value	4,706	$15.499710	$72,943	0.90%	15.85%	1.63%
Oncore & Firstar Oncore Premier	35,333	$14.849503	$524,680	1.40%	15.28%	1.75%
Oncore Xtra	8,583	$14.849503	$127,446	1.40%	15.28%	1.75%

	50,693		$755,564

2005
Oncore Flex	2,090	$12.784100	$26,717	1.50%	3.02%	1.32%
Oncore Value	7,853	$13.379018	$105,064	0.90%	3.63%	1.36%
Oncore & Firstar Oncore Premier	43,346	$12.881115	$558,345	1.40%	3.12%	1.43%
Oncore Xtra	9,122	$12.881115	$117,511	1.40%	3.12%	1.43%

	62,411		$807,637

2004
Oncore Flex	2,151	$12.409098	$26,694	1.50%	16.09%	1.07%
Oncore Value	9,265	$12.910013	$119,605	0.90%	16.78%	1.19%
Oncore & Firstar Oncore Premier	67,253	$12.490986	$840,064	1.40%	16.20%	0.98%
Oncore Xtra	9,929	$12.490986	$124,018	1.40%	16.20%	0.98%

	88,598		$1,110,381

2003
Oncore Flex	3,746	$10.689314	$40,040	1.50%	32.10%	0.00%
Oncore Value	10,715	$11.054926	$118,456	0.90%	32.88%	0.00%
Oncore & Firstar Oncore Premier	69,251	$10.749233	$744,395	1.40%	32.23%	0.00%
Oncore Xtra	10,177	$10.749233	$109,394	1.40%	32.23%	0.00%

	93,889		$1,012,285

Emerging Markets Debt Subaccount
2007
Oncore & Firstar Oncore Premier	3,141	$19.161597	$60,189	1.40%	5.05%	7.46%
2006
Oncore & Firstar Oncore Premier	6,672	$18.239902	$121,684	1.40%	9.28%	8.89%
Oncore Xtra	1,207	$18.239902	$22,024	1.40%	9.28%	8.89%

	7,879		$143,708

2005
Oncore & Firstar Oncore Value	1,839	$17.336039	$31,873	0.90%	11.25%	8.20%
Oncore & Firstar Oncore Premier	9,624	$16.690775	$160,631	1.40%	10.71%	7.75%
Oncore Xtra	1,308	$16.690775	$21,843	1.40%	10.71%	7.75%

	12,771		$214,347

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class I: (continued)
Emerging Markets Debt Subaccount (continued)
2004
Oncore & Firstar Oncore Value	2,238	$15.582645	$34,870	0.90%	9.08%	10.57%
Oncore & Firstar Oncore Premier	9,807	$15.076787	$147,857	1.40%	8.54%	6.88%
Oncore Xtra	1,317	$15.076787	$19,863	1.40%	8.54%	6.88%

	13,362		$202,590

2003
Oncore & Firstar Oncore Value	527	$14.285833	$7,535	0.90%	26.72%	0.00%
Oncore & Firstar Oncore Premier	11,156	$13.890773	$154,958	1.40%	26.10%	0.00%
Oncore Xtra	1,426	$13.890773	$19,804	1.40%	26.10%	0.00%

	13,109		$182,297

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount
2007
Top I	1,522	$14.087007	$21,445	1.10%	0.38%	1.79%
Top Tradition	41,159	$14.087007	$579,804	1.10%	0.38%	1.76%
Top Plus	22,580	$14.316704	$323,269	0.90%	0.58%	1.79%
Investar Vision & Top Spectrum	7,980	$12.048574	$96,145	1.40%	0.08%	1.63%
Top Explorer	62,390	$13.861314	$864,802	1.30%	0.18%	1.86%
Oncore & Firstar Oncore Flex	223,325	$11.934256	$2,665,217	1.50%	–0.01%	2.81%
Oncore & Firstar Oncore Value	4,209,652	$12.638935	$53,205,512	0.90%	0.58%	2.46%
Oncore & Firstar Oncore Premier	4,226,601	$12.048574	$50,924,533	1.40%	0.08%	2.41%
Oncore & Firstar Oncore Xtra	4,042,739	$12.048574	$48,709,241	1.40%	0.08%	2.41%
Oncore & Firstar Oncore Lite	10,894,318	$12.048574	$131,260,996	1.40%	0.08%	2.41%
Oncore Ultra	653,112	$12.048574	$7,869,071	1.40%	0.08%	2.41%
Oncore Wrap	5,603	$10.516648	$58,922	0.65%	0.83%	3.86%

	24,390,981		$296,578,957

2006
Top I	1,532	$14.033192	$21,493	1.10%	21.30%	1.24%
Top Tradition	41,091	$14.033192	$576,640	1.10%	21.30%	2.00%
Top Plus	16,084	$14.233629	$228,927	0.90%	21.54%	2.56%
Investar Vision & Top Spectrum	9,002	$12.038372	$108,372	1.40%	20.94%	1.49%
Top Explorer	42,734	$13.835818	$591,254	1.30%	21.06%	2.01%
Oncore & Firstar Oncore Flex	53,116	$11.935977	$633,986	1.50%	20.82%	2.59%
Oncore & Firstar Oncore Value	1,957,580	$12.565600	$24,598,171	0.90%	21.54%	2.31%
Oncore & Firstar Oncore Premier	2,627,414	$12.038372	$31,629,793	1.40%	20.94%	2.28%
Oncore & Firstar Oncore Xtra	2,336,040	$12.038372	$28,122,121	1.40%	20.94%	2.28%
Oncore & Firstar Oncore Lite	4,505,669	$12.038372	$54,240,924	1.40%	20.94%	2.28%
Oncore Ultra	130,012	$12.038372	$1,565,133	1.40%	10.60%	2.28%	8/7/06

	11,720,274		$142,316,814

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust: (continued)
Growth & Income Subaccount (continued)
2005
Top I	2,285	$11.568970	$26,440	1.10%	2.80%	1.46%
Top Tradition	30,489	$11.568970	$352,722	1.10%	2.80%	1.96%
Top Plus	6,965	$11.711069	$81,563	0.90%	3.00%	2.13%
Investar Vision & Top Spectrum	14,087	$9.953801	$140,217	1.40%	2.50%	2.29%
Top Explorer	39,972	$11.428733	$456,830	1.30%	2.60%	1.77%
Oncore & Firstar Oncore Flex	33,261	$9.878831	$328,581	1.50%	2.40%	1.70%
Oncore & Firstar Oncore Value	1,006,064	$10.338651	$10,401,340	0.90%	3.00%	2.64%
Oncore & Firstar Oncore Premier	1,611,015	$9.953801	$16,035,723	1.40%	2.50%	2.29%
Oncore & Firstar Oncore Xtra	1,431,110	$9.953801	$14,244,987	1.40%	2.50%	2.29%
Oncore & Firstar Oncore Lite	2,219,378	$9.953801	$22,091,250	1.40%	2.50%	2.29%

	6,394,626		$64,159,653

2004
Top I	5,276	$11.253743	$59,379	1.10%	17.50%	2.46%
Top Tradition	24,067	$11.253743	$270,844	1.10%	17.50%	2.11%
Top Plus	5,020	$11.369495	$57,075	0.90%	17.74%	1.90%
Investar Vision & Top Spectrum	15,520	$9.711236	$150,722	1.40%	17.15%	2.46%
Top Explorer	24,222	$11.139244	$269,815	1.30%	17.27%	1.84%
Oncore & Firstar Oncore Flex	31,595	$9.647559	$304,818	1.50%	17.04%	1.88%
Oncore & Firstar Oncore Value	266,214	$10.037103	$2,672,022	0.90%	17.74%	2.84%
Oncore & Firstar Oncore Premier	738,836	$9.711236	$7,174,996	1.40%	17.15%	2.46%
Oncore & Firstar Oncore Xtra	723,459	$9.711236	$7,025,682	1.40%	17.15%	2.46%
Oncore & Firstar Oncore Lite	675,997	$9.711236	$6,564,765	1.40%	17.15%	2.46%

	2,510,206		$24,550,118

2003
Top I	1,417	$9.577460	$13,574	1.10%	23.01%	1.36%
Top Tradition	19,436	$9.577460	$186,143	1.10%	23.01%	1.47%
Top Plus	1,774	$9.656808	$17,131	0.90%	23.25%	1.73%
Top Spectrum	935	$8.289314	$7,749	1.40%	22.64%	1.56%
Top Explorer	19,586	$9.498828	$186,046	1.30%	22.77%	1.31%
Oncore Flex	22,040	$8.243099	$181,675	1.50%	22.52%	0.90%
Oncore & Firstar Oncore Value	97,467	$8.525128	$830,919	0.90%	23.25%	1.47%
Oncore & Firstar Oncore Premier	313,813	$8.289314	$2,601,299	1.40%	22.64%	1.56%
Oncore & Firstar Oncore Xtra	365,089	$8.289314	$3,026,337	1.40%	22.64%	1.56%
Oncore & Firstar Oncore Lite	260,913	$8.289314	$2,162,791	1.40%	22.64%	1.56%

	1,102,470		$9,213,664

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust: (continued)
Structured U.S. Equity Subaccount
2007
Top Tradition	16,448	$10.952152	$180,145	1.10%	–2.70%	1.05%
Top Plus	1,875	$11.130762	$20,868	0.90%	–2.51%	1.07%
Investar Vision	2,032	$12.223335	$24,840	1.40%	–2.99%	1.09%
Top Explorer	6,859	$10.776696	$73,915	1.30%	–2.90%	0.98%
Oncore & Firstar Oncore Flex	126,227	$12.107356	$1,528,273	1.50%	–3.09%	1.86%
Oncore & Firstar Oncore Value	731,330	$12.822248	$9,377,299	0.90%	–2.51%	0.92%
Oncore & Firstar Oncore Premier	1,183,054	$12.223335	$14,460,866	1.40%	–2.99%	0.97%
Oncore & Firstar Oncore Xtra	936,886	$12.223335	$11,451,866	1.40%	–2.99%	0.97%
Oncore & Firstar Oncore Lite	1,539,383	$12.223335	$18,816,393	1.40%	–2.99%	0.97%
Oncore Ultra	1,994	$12.223335	$24,379	1.40%	–2.99%	0.97%

	4,546,088		$55,958,844

2006
Top Tradition	16,827	$11.256540	$189,418	1.10%	11.67%	1.12%
Top Plus	1,875	$11.417334	$21,405	0.90%	11.89%	1.03%
Investar Vision	1,899	$12.600550	$23,934	1.40%	11.34%	1.21%
Top Explorer	7,851	$11.098233	$87,133	1.30%	11.45%	0.90%
Oncore & Firstar Oncore Flex	30,092	$12.493365	$375,946	1.50%	11.23%	1.15%
Oncore & Firstar Oncore Value	925,628	$13.152376	$12,174,203	0.90%	11.89%	1.27%
Oncore & Firstar Oncore Premier	1,364,557	$12.600550	$17,194,178	1.40%	11.34%	1.20%
Oncore & Firstar Oncore Xtra	1,032,253	$12.600550	$13,006,955	1.40%	11.34%	1.20%
Oncore & Firstar Oncore Lite	1,764,736	$12.600550	$22,236,639	1.40%	11.34%	1.20%
Oncore Ultra	887	$12.600550	$11,179	1.40%	8.47%	1.20%	8/7/06

	5,146,605		$65,320,990

2005
Top Tradition	17,758	$10.080590	$179,009	1.10%	5.36%	0.70%
Top Plus	3,357	$10.204411	$34,253	0.90%	5.56%	0.73%
Investar Vision & Top Spectrum	1,462	$11.317571	$16,551	1.40%	5.04%	1.08%
Top Explorer	13,197	$9.958408	$131,423	1.30%	5.15%	0.83%
Oncore & Firstar Oncore Flex	26,434	$11.232325	$296,919	1.50%	4.94%	0.83%
Oncore & Firstar Oncore Value	593,339	$11.755126	$6,974,771	0.90%	5.56%	1.26%
Oncore & Firstar Oncore Premier	1,100,532	$11.317571	$12,455,351	1.40%	5.04%	1.08%
Oncore & Firstar Oncore Xtra	808,383	$11.317571	$9,148,934	1.40%	5.04%	1.08%
Oncore & Firstar Oncore Lite	1,186,712	$11.317571	$13,430,692	1.40%	5.04%	1.08%

	3,751,174		$42,667,903

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust: (continued)
Structured U.S. Equity Subaccount (continued)
2004
Top I	1,395	$9.568193	$13,347	1.10%	13.69%	0.93%
Top Tradition	21,559	$9.568193	$206,284	1.10%	13.69%	1.24%
Top Plus	4,797	$9.666608	$46,371	0.90%	13.91%	1.13%
Top Spectrum	6	$10.774073	$68	1.40%	13.35%	1.21%
Top Explorer	14,453	$9.470844	$136,880	1.30%	13.46%	0.93%
Oncore & Firstar Oncore Flex	25,784	$10.703431	$275,980	1.50%	13.24%	0.99%
Oncore & Firstar Oncore Value	143,000	$11.135594	$1,592,385	0.90%	13.91%	1.12%
Oncore & Firstar Oncore Premier	522,966	$10.774073	$5,634,477	1.40%	13.35%	1.21%
Oncore & Firstar Oncore Xtra	420,443	$10.774073	$4,529,880	1.40%	13.35%	1.21%
Oncore & Firstar Oncore Lite	256,285	$10.774073	$2,761,233	1.40%	13.35%	1.21%

	1,410,688		$15,196,905

2003
Top Tradition	18,201	$8.416223	$153,181	1.10%	28.07%	0.76%
Top Plus	4,818	$8.485938	$40,884	0.90%	28.32%	1.15%
Investar Vision & Top Spectrum	2,232	$9.505131	$21,213	1.40%	27.69%	0.94%
Top Explorer	18,179	$8.347120	$151,744	1.30%	27.81%	0.71%
Oncore & Firstar Oncore Flex	33,028	$9.452134	$312,184	1.50%	27.56%	0.73%
Oncore & Firstar Oncore Value	120,665	$9.775513	$1,179,564	0.90%	28.32%	0.90%
Oncore & Firstar Oncore Premier	417,384	$9.505131	$3,967,287	1.40%	27.69%	0.94%
Oncore & Firstar Oncore Xtra	317,336	$9.505131	$3,016,325	1.40%	27.69%	0.94%
Oncore & Firstar Oncore Lite	107,031	$9.505131	$1,017,347	1.40%	27.69%	0.94%

	1,038,874		$9,859,729

Capital Growth Subaccount
2007
Top Tradition	17,018	$10.133575	$172,455	1.10%	8.93%	0.19%
Top Plus	579	$10.298874	$5,962	0.90%	9.14%	0.08%
Investar Vision & Top Spectrum	4,868	$12.855843	$62,581	1.40%	8.60%	0.15%
Top Explorer	17,860	$9.971150	$178,080	1.30%	8.71%	0.19%
Oncore Flex	4,364	$12.303117	$53,691	1.50%	8.49%	0.18%
Oncore & Firstar Oncore Value	186,546	$13.029658	$2,430,625	0.90%	9.14%	0.19%
Oncore & Firstar Oncore Premier	302,672	$12.420910	$3,759,477	1.40%	8.60%	0.18%
Oncore & Firstar Oncore Xtra	329,885	$12.420910	$4,097,472	1.40%	8.60%	0.18%
Oncore & Firstar Oncore Lite	375,637	$12.420910	$4,665,750	1.40%	8.60%	0.18%
Oncore Ultra	5,058	$12.420910	$62,819	1.40%	8.60%	0.18%

	1,244,487		$15,488,912

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust: (continued)
Capital Growth Subaccount (continued)
2006
Top Tradition	17,496	$9.303136	$162,768	1.10%	7.38%	0.13%
Top Plus	2,417	$9.436066	$22,811	0.90%	7.59%	0.12%
Investar Vision & Top Spectrum	8,736	$11.837536	$103,407	1.40%	7.06%	0.10%
Top Explorer	15,774	$9.172218	$144,686	1.30%	7.17%	0.14%
Oncore Flex	4,876	$11.339819	$55,297	1.50%	6.96%	0.10%
Oncore & Firstar Oncore Value	185,627	$11.938074	$2,216,026	0.90%	7.59%	0.13%
Oncore & Firstar Oncore Premier	360,092	$11.437055	$4,118,380	1.40%	7.06%	0.13%
Oncore & Firstar Oncore Xtra	338,667	$11.437055	$3,873,355	1.40%	7.06%	0.13%
Oncore & Firstar Oncore Lite	387,889	$11.437055	$4,436,311	1.40%	7.06%	0.13%
Oncore Ultra	3,745	$11.437055	$42,830	1.40%	10.24%	0.13%	8/7/06

	1,325,319		$15,175,871

2005
Top I	49	$8.663631	$429	1.10%	1.82%	0.15%
Top Tradition	16,732	$8.663631	$144,957	1.10%	1.82%	0.15%
Top Plus	2,973	$8.770072	$26,072	0.90%	2.03%	0.15%
Investar Vision & Top Spectrum	13,742	$11.056445	$151,942	1.40%	1.52%	0.15%
Top Explorer	11,307	$8.558562	$96,768	1.30%	1.62%	0.15%
Oncore & Firstar Oncore Flex	9,365	$10.601986	$99,285	1.50%	1.42%	0.13%
Oncore & Firstar Oncore Value	175,524	$11.095490	$1,947,523	0.90%	2.03%	0.15%
Oncore & Firstar Oncore Premier	398,513	$10.682403	$4,257,080	1.40%	1.52%	0.15%
Oncore & Firstar Oncore Xtra	352,790	$10.682403	$3,768,645	1.40%	1.52%	0.15%
Oncore & Firstar Oncore Lite	340,851	$10.682403	$3,641,113	1.40%	1.52%	0.15%

	1,321,846		$14,133,814

2004
Top I	58	$8.508390	$495	1.10%	7.90%	0.60%
Top Tradition	17,062	$8.508390	$145,168	1.10%	7.90%	0.63%
Top Plus	2,591	$8.595928	$22,275	0.90%	8.11%	0.66%
Investar Vision & Top Spectrum	13,942	$10.890456	$151,832	1.40%	7.58%	0.55%
Top Explorer	12,326	$8.421774	$103,805	1.30%	7.68%	0.60%
Oncore & Firstar Oncore Flex	13,111	$10.453079	$137,047	1.50%	7.47%	0.72%
Oncore & Firstar Oncore Value	174,593	$10.875163	$1,898,728	0.90%	8.11%	1.21%
Oncore & Firstar Oncore Premier	416,483	$10.522029	$4,382,251	1.40%	7.58%	1.11%
Oncore & Firstar Oncore Xtra	386,602	$10.522029	$4,067,839	1.40%	7.58%	1.11%
Oncore & Firstar Oncore Lite	341,142	$10.522029	$3,589,506	1.40%	7.58%	1.11%

	1,377,910		$14,498,946

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust: (continued)
Capital Growth Subaccount (continued)
2003
Top I	73	$7.885625	$576	1.10%	22.39%	0.14%
Top Tradition	22,684	$7.885625	$178,874	1.10%	22.39%	0.28%
Top Plus	3,825	$7.950961	$30,413	0.90%	22.63%	0.25%
Investar Vision & Top Spectrum	27,886	$10.123381	$282,304	1.40%	22.03%	0.26%
Top Explorer	17,352	$7.820835	$135,704	1.30%	22.15%	0.25%
Oncore Flex	12,960	$9.726410	$126,053	1.50%	21.91%	0.27%
Oncore & Firstar Oncore Value	64,973	$10.059169	$653,577	0.90%	22.63%	0.26%
Oncore & Firstar Oncore Premier	232,062	$9.780917	$2,269,777	1.40%	22.03%	0.29%
Oncore & Firstar Oncore Xtra	195,821	$9.780917	$1,915,308	1.40%	22.03%	0.29%
Oncore & Firstar Oncore Lite	81,341	$9.780917	$795,593	1.40%	22.03%	0.29%

	658,977		$6,388,179

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount
2007
Top I	4,644	$37.545785	$174,366	1.10%	31.85%	1.41%
Top Tradition	76,326	$37.545785	$2,865,710	1.10%	31.85%	1.21%
Top Plus	23,028	$38.158022	$878,694	0.90%	32.11%	1.16%
Investar Vision & Top Spectrum	7,460	$33.646647	$250,991	1.40%	31.45%	1.12%
Top Explorer	77,112	$36.944411	$2,848,846	1.30%	31.59%	1.17%
Oncore & Firstar Oncore Flex	79,776	$33.365713	$2,661,796	1.50%	31.32%	1.61%
Oncore & Firstar Oncore Value	825,167	$35.091985	$28,956,756	0.90%	32.11%	1.51%
Oncore & Firstar Oncore Premier	824,495	$33.646647	$27,741,509	1.40%	31.45%	1.48%
Oncore & Firstar Oncore Xtra	921,207	$33.646647	$30,995,523	1.40%	31.45%	1.48%
Oncore & Firstar Oncore Lite	2,062,240	$33.646647	$69,387,461	1.40%	31.45%	1.48%
Oncore Ultra	45,990	$33.646647	$1,547,399	1.40%	31.45%	1.48%
Oncore Wrap	3,371	$14.467461	$48,776	0.65%	32.44%	1.97%

	4,950,816		$168,357,827

2006
Top I	2,956	$28.476888	$84,181	1.10%	28.54%	0.27%
Top Tradition	67,867	$28.476888	$1,932,630	1.10%	28.54%	0.49%
Top Plus	25,045	$28.883706	$723,384	0.90%	28.79%	0.45%
Investar Vision & Top Spectrum	8,469	$25.595623	$216,780	1.40%	28.16%	0.45%
Top Explorer	80,129	$28.076418	$2,249,734	1.30%	28.28%	0.46%
Oncore & Firstar Oncore Flex	32,365	$25.407056	$822,293	1.50%	28.03%	0.41%
Oncore & Firstar Oncore Value	440,423	$26.562868	$11,698,898	0.90%	28.79%	0.50%
Oncore & Firstar Oncore Premier	611,683	$25.595623	$15,656,441	1.40%	28.16%	0.49%
Oncore & Firstar Oncore Xtra	604,652	$25.595623	$15,476,434	1.40%	28.16%	0.49%
Oncore & Firstar Oncore Lite	905,939	$25.595623	$23,188,064	1.40%	28.16%	0.49%
Oncore Ultra	11,152	$25.595623	$285,447	1.40%	20.22%	0.49%	8/7/06

	2,790,680		$72,334,286

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.: (continued)
Emerging Markets Subaccount (continued)
2005
Top I	7,746	$22.154733	$171,610	1.10%	39.25%	0.31%
Top Tradition	55,759	$22.154733	$1,235,323	1.10%	39.25%	0.35%
Top Plus	26,504	$22.426883	$594,400	0.90%	39.52%	0.37%
Investar Vision & Top Spectrum	11,475	$19.972051	$229,179	1.40%	38.84%	0.32%
Top Explorer	79,402	$21.886225	$1,737,812	1.30%	38.98%	0.32%
Oncore & Firstar Oncore Flex	35,311	$19.844405	$700,717	1.50%	38.70%	0.32%
Oncore & Firstar Oncore Value	314,166	$20.624860	$6,479,623	0.90%	39.52%	0.35%
Oncore & Firstar Oncore Premier	446,998	$19.972051	$8,927,462	1.40%	38.84%	0.32%
Oncore & Firstar Oncore Xtra	499,600	$19.972051	$9,978,043	1.40%	38.84%	0.32%
Oncore & Firstar Oncore Lite	550,527	$19.972051	$10,995,178	1.40%	38.84%	0.32%

	2,027,488		$41,049,347

2004
Top I	2,677	$15.910050	$42,589	1.10%	29.16%	0.49%
Top Tradition	32,890	$15.910050	$523,281	1.10%	29.16%	0.70%
Top Plus	17,239	$16.073745	$277,101	0.90%	29.42%	0.71%
Investar Vision & Top Spectrum	12,143	$14.384975	$174,674	1.40%	28.78%	0.78%
Top Explorer	67,157	$15.748173	$1,057,603	1.30%	28.91%	0.66%
Oncore & Firstar Oncore Flex	16,447	$14.307077	$235,307	1.50%	28.65%	0.69%
Oncore & Firstar Oncore Value	118,442	$14.782215	$1,750,831	0.90%	29.42%	0.64%
Oncore & Firstar Oncore Premier	208,062	$14.384975	$2,992,974	1.40%	28.78%	0.78%
Oncore & Firstar Oncore Xtra	184,797	$14.384975	$2,658,294	1.40%	28.78%	0.78%
Oncore & Firstar Oncore Lite	271,393	$14.384975	$3,903,978	1.40%	28.78%	0.78%

	931,247		$13,616,632

2003
Top Tradition	28,285	$12.317740	$348,406	1.10%	51.28%	0.06%
Top Plus	11,990	$12.419811	$148,916	0.90%	51.58%	0.06%
Investar Vision & Top Spectrum	21,514	$11.170138	$240,312	1.40%	50.83%	0.06%
Top Explorer	59,118	$12.216585	$722,225	1.30%	50.98%	0.06%
Oncore Flex	13,674	$11.120629	$152,065	1.50%	50.68%	0.05%
Oncore & Firstar Oncore Value	83,226	$11.421882	$950,600	0.90%	51.58%	0.06%
Oncore & Firstar Oncore Premier	110,955	$11.170138	$1,239,386	1.40%	50.83%	0.06%
Oncore & Firstar Oncore Xtra	198,677	$11.170138	$2,219,248	1.40%	50.83%	0.06%
Oncore & Firstar Oncore Lite	23,810	$11.170138	$265,956	1.40%	50.83%	0.06%

	551,249		$6,287,114

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
Small Cap Subaccount
2007
Top I	1,128	$20.154740	$22,731	1.10%	–8.21%	0.00%
Top Tradition	44,868	$20.154740	$904,297	1.10%	–8.21%	0.00%
Top Plus	16,327	$20.483410	$334,442	0.90%	–8.03%	0.00%
Investar Vision & Top Spectrum	411	$17.347767	$7,130	1.40%	–8.49%	0.00%
Top Explorer	32,736	$19.831893	$649,223	1.30%	–8.40%	0.00%
Oncore & Firstar Oncore Flex	18,277	$17.202940	$314,419	1.50%	–8.58%	0.00%
Oncore & Firstar Oncore Value	183,452	$18.093147	$3,319,232	0.90%	–8.03%	0.00%
Oncore & Firstar Oncore Premier	473,238	$17.347767	$8,209,614	1.40%	–8.49%	0.00%
Oncore & Firstar Oncore Xtra	464,736	$17.347767	$8,062,133	1.40%	–8.49%	0.00%
Oncore & Firstar Oncore Lite	625,826	$17.347767	$10,856,679	1.40%	–8.49%	0.00%
Oncore Ultra	6,227	$17.347767	$108,021	1.40%	–8.49%	0.00%

	1,867,226		$32,787,921

2006
Top I	1,424	$21.958579	$31,267	1.10%	14.81%	0.00%
Top Tradition	54,064	$21.958579	$1,187,168	1.10%	14.81%	0.00%
Top Plus	21,869	$22.272208	$487,075	0.90%	15.04%	0.00%
Investar Vision & Top Spectrum	2,424	$18.956827	$45,957	1.40%	14.47%	0.00%
Top Explorer	40,553	$21.649823	$877,956	1.30%	14.58%	0.00%
Oncore & Firstar Oncore Flex	20,982	$18.817209	$394,824	1.50%	14.36%	0.00%
Oncore & Firstar Oncore Value	212,797	$19.673197	$4,186,390	0.90%	15.04%	0.00%
Oncore & Firstar Oncore Premier	562,916	$18.956827	$10,671,108	1.40%	14.47%	0.00%
Oncore & Firstar Oncore Xtra	585,478	$18.956827	$11,098,803	1.40%	14.47%	0.00%
Oncore & Firstar Oncore Lite	496,818	$18.956827	$9,418,102	1.40%	14.47%	0.00%
Oncore Ultra	1,819	$18.956827	$34,475	1.40%	13.55%	0.00%	8/7/06

	2,001,144		$38,433,125

2005
Top I	1,350	$19.126277	$25,820	1.10%	2.87%	0.00%
Top Tradition	68,240	$19.126277	$1,305,171	1.10%	2.87%	0.00%
Top Plus	30,037	$19.361165	$581,551	0.90%	3.07%	0.00%
Investar Vision & Top Spectrum	5,290	$16.560566	$87,613	1.40%	2.56%	0.00%
Top Explorer	54,422	$18.894531	$1,028,286	1.30%	2.66%	0.00%
Oncore & Firstar Oncore Flex	24,959	$16.454758	$410,686	1.50%	2.46%	0.00%
Oncore & Firstar Oncore Value	216,601	$17.101848	$3,704,272	0.90%	3.07%	0.00%
Oncore & Firstar Oncore Premier	709,556	$16.560566	$11,750,647	1.40%	2.56%	0.00%
Oncore & Firstar Oncore Xtra	669,899	$16.560566	$11,093,914	1.40%	2.56%	0.00%
Oncore & Firstar Oncore Lite	343,406	$16.560566	$5,687,000	1.40%	2.56%	0.00%

	2,123,760		$35,674,960

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.: (continued)
Small Cap Subaccount (continued)
2004
Top I	2,062	$18.593323	$38,338	1.10%	13.63%	0.00%
Top Tradition	76,754	$18.593323	$1,427,113	1.10%	13.63%	0.00%
Top Plus	29,999	$18.784536	$563,525	0.90%	13.86%	0.00%
Investar Vision & Top Spectrum	4,166	$16.146731	$67,269	1.40%	13.30%	0.00%
Top Explorer	55,688	$18.404237	$1,024,903	1.30%	13.41%	0.00%
Oncore & Firstar Oncore Flex	49,757	$16.059334	$799,056	1.50%	13.19%	0.00%
Oncore & Firstar Oncore Value	229,934	$16.592504	$3,815,182	0.90%	13.86%	0.00%
Oncore & Firstar Oncore Premier	684,580	$16.146731	$11,053,703	1.40%	13.30%	0.00%
Oncore & Firstar Oncore Xtra	723,166	$16.146731	$11,676,774	1.40%	13.30%	0.00%
Oncore & Firstar Oncore Lite	303,487	$16.146731	$4,900,327	1.40%	13.30%	0.00%

	2,159,593		$35,366,190

2003
Top I	614	$16.362380	$10,050	1.10%	35.73%	0.00%
Top Tradition	102,226	$16.362380	$1,672,660	1.10%	35.73%	0.00%
Top Plus	29,707	$16.497870	$490,107	0.90%	36.00%	0.00%
Investar Vision & Top Spectrum	2,895	$14.251640	$41,252	1.40%	35.33%	0.00%
Top Explorer	62,888	$16.228101	$1,020,554	1.30%	35.46%	0.00%
Oncore & Firstar Oncore Flex	57,563	$14.188521	$816,735	1.50%	35.20%	0.00%
Oncore & Firstar Oncore Value	156,880	$14.572671	$2,286,167	0.90%	36.00%	0.00%
Oncore & Firstar Oncore Premier	536,066	$14.251640	$7,639,815	1.40%	35.33%	0.00%
Oncore & Firstar Oncore Xtra	589,418	$14.251640	$8,400,174	1.40%	35.33%	0.00%
Oncore & Firstar Oncore Lite	135,822	$14.251640	$1,935,682	1.40%	35.33%	0.00%

	1,674,079		$24,313,196

U.S. Strategic Equity Subaccount
2007
Top Tradition	939	$11.671254	$10,955	1.10%	–2.04%	1.26%
Top Explorer	318	$11.621527	$3,698	1.30%	–2.23%	1.37%
Oncore Value	8,693	$12.140826	$105,545	0.90%	–1.84%	1.61%
Oncore & Firstar Oncore Premier	28,364	$11.981882	$339,844	1.40%	–2.33%	1.48%
Oncore & Firstar Oncore Xtra	20,091	$11.981882	$240,727	1.40%	–2.33%	1.48%
Oncore Lite	45,730	$11.981882	$547,937	1.40%	–2.33%	1.48%
Oncore Ultra	3,402	$11.981882	$40,760	1.40%	–2.33%	1.48%

	107,537		$1,289,466

2006
Top Tradition	478	$11.914135	$5,692	1.10%	16.21%	0.97%
Oncore Value	2,393	$12.368823	$29,598	0.90%	16.44%	0.63%
Oncore & Firstar Oncore Premier	12,314	$12.267727	$151,066	1.40%	15.87%	0.84%
Oncore & Firstar Oncore Xtra	13,377	$12.267727	$164,106	1.40%	15.87%	0.84%
Oncore Lite	10,661	$12.267727	$130,788	1.40%	15.87%	0.84%

	39,223		$481,250

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
U.S. Strategic Equity Subaccount (continued)
2005
Oncore Premier	1,859	$10.587937	$19,684	1.40%	5.88%	0.92%	5/2/05
Oncore Xtra	6,323	$10.587937	$66,949	1.40%	5.88%	0.92%	5/2/05
Oncore Lite	2,252	$10.587937	$23,843	1.40%	5.88%	0.92%	5/2/05

	10,434		$110,476

International Equity Subaccount
2007
Top Tradition	7,176	$13.850956	$99,391	1.10%	9.57%	2.91%
Top Plus	7,662	$13.910386	$106,579	0.90%	9.79%	2.35%
Top Explorer	21,206	$13.791967	$292,475	1.30%	9.36%	2.78%
Oncore & Firstar Oncore Flex	43,669	$15.043229	$656,923	1.50%	9.14%	4.03%
Oncore & Firstar Oncore Value	1,544,679	$15.282850	$23,607,094	0.90%	9.79%	5.00%
Oncore & Firstar Oncore Premier	1,030,616	$15.082802	$15,544,581	1.40%	9.25%	4.90%
Oncore & Firstar Oncore Xtra	1,141,663	$15.082802	$17,219,477	1.40%	9.25%	4.90%
Oncore & Firstar Oncore Lite	3,787,712	$15.082802	$57,129,314	1.40%	9.25%	4.90%
Oncore Ultra	204,628	$15.082802	$3,086,363	1.40%	9.25%	4.90%
Oncore Wrap	4,319	$11.578624	$50,005	0.65%	10.07%	5.05%

	7,793,330		$117,792,202

2006
Top Tradition	3,043	$12.640844	$38,470	1.10%	21.20%	1.82%
Top Plus	6,646	$12.669820	$84,202	0.90%	21.44%	1.10%
Top Explorer	4,951	$12.612029	$62,440	1.30%	20.96%	0.48%
Oncore & Firstar Oncore Flex	11,708	$13.783561	$161,381	1.50%	20.72%	0.98%
Oncore & Firstar Oncore Value	137,496	$13.919887	$1,913,924	0.90%	21.44%	1.25%
Oncore & Firstar Oncore Premier	152,623	$13.806134	$2,107,141	1.40%	20.84%	1.08%
Oncore & Firstar Oncore Xtra	102,764	$13.806134	$1,418,767	1.40%	20.84%	1.08%
Oncore Lite	322,849	$13.806134	$4,457,290	1.40%	20.84%	1.08%
Oncore Ultra	5,417	$13.806134	$74,792	1.40%	12.00%	1.08%	8/7/06

	747,497		$10,318,407

2005
Top Tradition	94	$10.429757	$984	1.10%	4.30%	0.00%	11/2/05
Top Plus	2,531	$10.433037	$26,404	0.90%	4.33%	0.00%	11/2/05
Top Explorer	429	$10.426488	$4,474	1.30%	4.26%	0.00%	11/2/05
Oncore & Firstar Oncore Value	15,803	$11.462413	$181,144	0.90%	14.62%	0.70%	5/2/05
Oncore & Firstar Oncore Premier	39,721	$11.424916	$453,813	1.40%	14.25%	1.26%	5/2/05
Oncore Xtra	10,912	$11.424916	$124,673	1.40%	14.25%	1.26%	5/2/05
Oncore Lite	47,283	$11.424916	$540,191	1.40%	14.25%	1.26%	5/2/05

	116,773		$1,331,683

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2007
Top Tradition	24,709	$20.715979	$511,881	1.10%	8.91%	0.13%
Top Plus	1,556	$20.908461	$32,537	0.90%	9.13%	0.07%
Top Spectrum	175	$21.061139	$3,686	1.40%	8.59%	0.03%
Top Explorer	15,825	$20.525766	$324,829	1.30%	8.70%	0.13%
Oncore Flex	164,331	$15.072658	$2,476,908	1.50%	8.48%	0.21%
Oncore & Firstar Oncore Value	1,165,897	$15.804539	$18,426,468	0.90%	9.13%	0.22%
Oncore & Firstar Oncore Premier	1,484,309	$15.191887	$22,549,433	1.40%	8.59%	0.18%
Oncore & Firstar Oncore Xtra	1,030,495	$15.191887	$15,655,168	1.40%	8.59%	0.18%
Oncore & Firstar Oncore Lite	3,181,433	$15.191887	$48,331,966	1.40%	8.59%	0.18%
Oncore Ultra	105,966	$15.191887	$1,609,827	1.40%	8.59%	0.18%
Oncore Wrap	5,994	$11.450802	$68,632	0.65%	9.40%	0.19%

	7,180,690		$109,991,335

2006
Top Tradition	17,592	$19.020474	$334,604	1.10%	12.38%	0.00%
Top Plus	2,650	$19.158989	$50,766	0.90%	12.60%	0.00%
Top Spectrum	4,772	$19.395079	$92,555	1.40%	12.05%	0.00%
Top Explorer	10,286	$18.883289	$194,224	1.30%	12.16%	0.00%
Oncore & Firstar Oncore Flex	33,897	$13.894080	$470,973	1.50%	11.94%	0.00%
Oncore & Firstar Oncore Value	328,438	$14.482124	$4,756,474	0.90%	12.60%	0.00%
Oncore & Firstar Oncore Premier	852,751	$13.990120	$11,930,103	1.40%	12.05%	0.00%
Oncore & Firstar Oncore Xtra	553,562	$13.990120	$7,744,396	1.40%	12.05%	0.00%
Oncore & Firstar Oncore Lite	910,846	$13.990120	$12,742,845	1.40%	12.05%	0.00%
Oncore Ultra	3,458	$13.990120	$48,377	1.40%	11.99%	0.00%	8/7/06

	2,718,252		$38,365,317

2005
Top Tradition	3,919	$16.925595	$66,329	1.10%	19.94%	0.00%
Top Plus	1,499	$17.015200	$25,504	0.90%	20.18%	0.00%
Top Spectrum	857	$17.310022	$14,842	1.40%	19.59%	0.00%
Top Explorer	6,174	$16.836643	$103,945	1.30%	19.71%	0.00%
Oncore & Firstar Oncore Flex	17,810	$12.412592	$221,067	1.50%	19.47%	0.00%
Oncore & Firstar Oncore Value	165,087	$12.861660	$2,123,294	0.90%	20.18%	0.00%
Oncore & Firstar Oncore Premier	501,863	$12.486109	$6,266,314	1.40%	19.59%	0.00%
Oncore & Firstar Oncore Xtra	374,772	$12.486109	$4,679,447	1.40%	19.59%	0.00%
Oncore & Firstar Oncore Lite	373,608	$12.486109	$4,664,905	1.40%	19.59%	0.00%

	1,445,589		$18,165,647

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.: (continued)
Jennison 20/20 Focus Subaccount (continued)
2004
Top Tradition	1,270	$14.111196	$17,926	1.10%	14.12%	0.00%
Top Spectrum	814	$14.474365	$11,780	1.40%	13.78%	0.00%
Top Explorer	1,563	$14.064683	$21,981	1.30%	13.89%	0.00%
Oncore & Firstar Oncore Flex	5,391	$10.389413	$56,013	1.50%	13.67%	0.00%
Oncore & Firstar Oncore Value	112,073	$10.701866	$1,199,391	0.90%	14.35%	0.00%
Oncore & Firstar Oncore Premier	471,111	$10.440691	$4,918,725	1.40%	13.78%	0.00%
Oncore & Firstar Oncore Xtra	366,339	$10.440691	$3,824,829	1.40%	13.78%	0.00%
Oncore & Firstar Oncore Lite	305,389	$10.440691	$3,188,473	1.40%	13.78%	0.00%

	1,263,950		$13,239,118

2003
Top Tradition	167	$12.365330	$2,066	1.10%	23.65%	0.00%	5/1/03
Top Explorer	505	$12.349020	$6,239	1.30%	23.49%	0.00%	5/1/03
Oncore & Firstar Oncore Flex	11,827	$9.140135	$108,098	1.50%	26.90%	0.00%
Oncore & Firstar Oncore Value	67,222	$9.359209	$629,148	0.90%	27.65%	0.00%
Oncore & Firstar Oncore Premier	228,307	$9.176173	$2,094,988	1.40%	27.02%	0.00%
Oncore & Firstar Oncore Xtra	217,921	$9.176173	$1,999,677	1.40%	27.02%	0.00%
Oncore & Firstar Oncore Lite	120,227	$9.176173	$1,103,220	1.40%	27.02%	0.00%

	646,176		$5,943,436

Jennison Subaccount
2007
Top Tradition	520	$16.387638	$8,518	1.10%	10.33%	0.00%
Top Plus	452	$16.539895	$7,483	0.90%	10.55%	0.00%
Top Explorer	519	$16.237137	$8,431	1.30%	10.12%	0.00%
Oncore & Firstar Oncore Flex	4,680	$7.885871	$36,910	1.50%	9.90%	0.00%
Oncore & Firstar Oncore Value	257,071	$8.268942	$2,125,707	0.90%	10.55%	0.00%
Oncore & Firstar Oncore Premier	367,599	$7.948311	$2,921,776	1.40%	10.01%	0.00%
Oncore & Firstar Oncore Xtra	298,415	$7.948311	$2,371,897	1.40%	10.01%	0.00%
Oncore & Firstar Oncore Lite	493,015	$7.948311	$3,918,639	1.40%	10.01%	0.00%
Oncore Ultra	10,933	$7.948311	$86,903	1.40%	10.01%	0.00%

	1,433,204		$11,486,264

2006
Top Tradition	749	$14.852684	$11,125	1.10%	0.27%	0.00%
Top Plus	2,129	$14.960835	$31,851	0.90%	0.46%	0.00%
Top Explorer	250	$14.745520	$3,694	1.30%	0.07%	0.00%
Oncore & Firstar Oncore Flex	6,490	$7.175673	$46,572	1.50%	–0.13%	0.00%
Oncore & Firstar Oncore Value	252,293	$7.479515	$1,887,028	0.90%	0.46%	0.00%
Oncore & Firstar Oncore Premier	383,741	$7.225319	$2,772,656	1.40%	–0.03%	0.00%
Oncore & Firstar Oncore Xtra	333,935	$7.225319	$2,412,783	1.40%	–0.03%	0.00%
Oncore & Firstar Oncore Lite	319,160	$7.225319	$2,306,029	1.40%	–0.03%	0.00%
Oncore Ultra	374	$7.225319	$2,703	1.40%	11.84%	0.00%	8/7/06

	1,299,121		$9,474,441

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.: (continued)
Jennison Subaccount (continued)
2005
Top Tradition	2,034	$14.813275	$30,130	1.10%	12.79%	0.00%
Top Plus	2,483	$14.891678	$36,980	0.90%	13.01%	0.00%
Top Explorer	153	$14.735402	$2,259	1.30%	12.57%	0.00%
Oncore & Firstar Oncore Flex	5,577	$7.184883	$40,071	1.50%	12.34%	0.00%
Oncore & Firstar Oncore Value	144,362	$7.444939	$1,074,768	0.90%	13.01%	0.00%
Oncore & Firstar Oncore Premier	361,192	$7.227488	$2,610,514	1.40%	12.45%	0.00%
Oncore & Firstar Oncore Xtra	319,469	$7.227488	$2,308,958	1.40%	12.45%	0.00%
Oncore & Firstar Oncore Lite	226,412	$7.227488	$1,636,380	1.40%	12.45%	0.00%

	1,061,682		$7,740,060

2004
Top Tradition	2,153	$13.133861	$28,271	1.10%	8.03%	0.05%
Top Plus	1,955	$13.177341	$25,759	0.90%	8.24%	0.08%
Top Explorer	213	$13.090566	$2,783	1.30%	7.81%	0.08%
Oncore & Firstar Oncore Flex	6,199	$6.395441	$39,648	1.50%	7.60%	0.04%
Oncore & Firstar Oncore Value	81,191	$6.587872	$534,879	0.90%	8.24%	0.04%
Oncore & Firstar Oncore Premier	392,291	$6.427045	$2,521,273	1.40%	7.71%	0.04%
Oncore & Firstar Oncore Xtra	343,789	$6.427045	$2,209,549	1.40%	7.71%	0.04%
Oncore & Firstar Oncore Lite	258,410	$6.427045	$1,660,813	1.40%	7.71%	0.04%

	1,086,201		$7,022,975

2003
Top Tradition	1,595	$12.157960	$19,392	1.10%	21.58%	0.00%	5/1/03
Oncore & Firstar Oncore Flex	5,792	$5.943733	$34,428	1.50%	27.69%	0.00%
Oncore & Firstar Oncore Value	78,941	$6.086276	$480,456	0.90%	28.45%	0.00%
Oncore & Firstar Oncore Premier	476,587	$5.967201	$2,843,888	1.40%	27.82%	0.00%
Oncore & Firstar Oncore Xtra	317,143	$5.967201	$1,892,455	1.40%	27.82%	0.00%
Oncore & Firstar Oncore Lite	191,480	$5.967201	$1,142,599	1.40%	27.82%	0.00%

	1,071,538		$6,413,218

UBS Series Trust — Class I:
U.S. Allocation Subaccount
2007
Top Tradition	1,769	$15.420281	$27,276	1.10%	0.78%	2.12%
Oncore Flex	6,051	$10.381689	$62,822	1.50%	0.39%	2.17%
Oncore & Firstar Oncore Value	48,022	$10.918948	$524,352	0.90%	0.99%	1.98%
Oncore & Firstar Oncore Premier	152,434	$10.469115	$1,595,846	1.40%	0.49%	2.38%
Oncore & Firstar Oncore Xtra	149,268	$10.469115	$1,562,707	1.40%	0.49%	2.38%
Oncore Lite	141,364	$10.469115	$1,479,953	1.40%	0.49%	2.38%

	498,908		$5,252,956

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

UBS Series Trust — Class I: (continued)
U.S. Allocation Subaccount (continued)
2006
Top Tradition	1,909	$15.300176	$29,210	1.10%	9.79%	2.74%
Top Explorer	250	$15.189822	$3,791	1.30%	9.57%	2.32%
Oncore Flex	8,986	$10.341806	$92,937	1.50%	9.36%	2.80%
Oncore & Firstar Oncore Value	69,509	$10.812345	$751,556	0.90%	10.01%	2.62%
Oncore & Firstar Oncore Premier	227,905	$10.418568	$2,374,432	1.40%	9.47%	2.45%
Oncore & Firstar Oncore Xtra	257,696	$10.418568	$2,684,826	1.40%	9.47%	2.45%
Oncore Lite	169,197	$10.418568	$1,762,792	1.40%	9.47%	2.45%

	735,452		$7,699,544

2005
Top Tradition	3,290	$13.935835	$45,844	1.10%	5.44%	1.21%
Top Explorer	308	$13.862590	$4,265	1.30%	5.24%	1.17%
Oncore Flex	12,694	$9.456771	$120,045	1.50%	5.03%	1.34%
Oncore & Firstar Oncore Value	92,279	$9.828756	$906,989	0.90%	5.65%	1.35%
Oncore & Firstar Oncore Premier	269,215	$9.517604	$2,562,281	1.40%	5.13%	1.36%
Oncore & Firstar Oncore Xtra	301,996	$9.517604	$2,874,275	1.40%	5.13%	1.36%
Oncore Lite	182,675	$9.517604	$1,738,637	1.40%	5.13%	1.36%

	862,457		$8,252,336

2004
Top Tradition	3,081	$13.216506	$40,722	1.10%	9.17%	0.79%
Top Plus	1,089	$13.260274	$14,445	0.90%	9.39%	1.02%
Top Explorer	368	$13.172955	$4,842	1.30%	8.96%	0.70%
Oncore Flex	18,043	$9.004017	$162,460	1.50%	8.74%	0.71%
Oncore & Firstar Oncore Value	141,986	$9.303016	$1,320,896	0.90%	9.39%	0.73%
Oncore & Firstar Oncore Premier	299,779	$9.053038	$2,713,911	1.40%	8.85%	0.72%
Oncore & Firstar Oncore Xtra	362,102	$9.053038	$3,278,122	1.40%	8.85%	0.72%
Oncore Lite	172,629	$9.053038	$1,562,816	1.40%	8.85%	0.72%

	999,077		$9,098,214

2003
Top Tradition	1,565	$12.105933	$18,948	1.10%	21.06%	0.00%	5/1/03
Oncore Flex	20,437	$8.280140	$169,225	1.50%	25.49%	1.18%
Oncore & Firstar Oncore Value	147,157	$8.504395	$1,251,482	0.90%	26.24%	0.67%
Oncore & Firstar Oncore Premier	434,217	$8.316999	$3,611,380	1.40%	25.61%	0.81%
Oncore & Firstar Oncore Xtra	396,099	$8.316999	$3,294,355	1.40%	25.61%	0.81%
Oncore & Firstar Oncore Lite	103,845	$8.316999	$863,677	1.40%	25.61%	0.81%

	1,103,320		$9,209,067

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Old Mutual Insurance Series Fund:
Technology & Communications Subaccount
2007
Top I	31	$2.577072	$79	1.10%	31.88%	0.00%
Top Tradition	36,312	$2.577072	$93,579	1.10%	31.88%	0.00%
Top Plus	5,863	$2.616619	$15,341	0.90%	32.14%	0.00%
Top Spectrum	2,639	$2.519089	$6,649	1.40%	31.48%	0.00%
Top Explorer	44,196	$2.538280	$112,181	1.30%	31.61%	0.00%
Oncore Flex	11,908	$2.500055	$29,772	1.50%	31.35%	0.00%
Oncore Value	45,436	$2.616619	$118,887	0.90%	32.14%	0.00%
Oncore & Firstar Oncore Premier	236,488	$2.519089	$595,734	1.40%	31.48%	0.00%
Oncore & Firstar Oncore Xtra	199,176	$2.519089	$501,742	1.40%	31.48%	0.00%
Oncore Lite	79,629	$2.519089	$200,593	1.40%	31.48%	0.00%

	661,678		$1,674,557

2006
Top I	32	$1.954167	$62	1.10%	3.57%	0.00%
Top Tradition	65,552	$1.954167	$128,100	1.10%	3.57%	0.00%
Top Plus	5,905	$1.980207	$11,694	0.90%	3.77%	0.00%
Top Spectrum	3,156	$1.915891	$6,046	1.40%	3.26%	0.00%
Top Explorer	86,117	$1.928576	$166,083	1.30%	3.37%	0.00%
Oncore Flex	16,336	$1.903298	$31,093	1.50%	3.16%	0.00%
Oncore & Firstar Oncore Value	97,039	$1.980207	$192,157	0.90%	3.77%	0.00%
Oncore & Firstar Oncore Premier	382,215	$1.915891	$732,283	1.40%	3.26%	0.00%
Oncore & Firstar Oncore Xtra	446,614	$1.915891	$855,663	1.40%	3.26%	0.00%
Oncore & Firstar Oncore Lite	92,286	$1.915891	$176,810	1.40%	3.26%	0.00%

	1,195,252		$2,299,991

2005
Top I	33	$1.886830	$62	1.10%	8.72%	0.00%
Top Tradition	77,348	$1.886830	$145,942	1.10%	8.72%	0.00%
Top Plus	5,905	$1.908197	$11,269	0.90%	8.94%	0.00%
Top Spectrum	3,156	$1.855347	$5,856	1.40%	8.40%	0.00%
Top Explorer	85,963	$1.865781	$160,389	1.30%	8.51%	0.00%
Oncore Flex	17,230	$1.844968	$31,789	1.50%	8.29%	0.00%
Oncore & Firstar Oncore Value	101,242	$1.908197	$193,189	0.90%	8.94%	0.00%
Oncore & Firstar Oncore Premier	514,376	$1.855347	$954,346	1.40%	8.40%	0.00%
Oncore & Firstar Oncore Xtra	567,341	$1.855347	$1,052,615	1.40%	8.40%	0.00%
Oncore & Firstar Oncore Lite	118,032	$1.855347	$218,988	1.40%	8.40%	0.00%

	1,490,626		$2,774,445

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Old Mutual Insurance Series Fund: (continued)
Technology & Communications Subaccount (continued)
2004
Top I	34	$1.735475	$59	1.10%	5.26%	0.00%
Top Tradition	103,858	$1.735475	$180,243	1.10%	5.26%	0.00%
Top Plus	8,853	$1.751658	$15,508	0.90%	5.47%	0.00%
Investar Vision & Top Spectrum	5,204	$1.711570	$8,906	1.40%	4.95%	0.00%
Top Explorer	110,490	$1.719496	$189,988	1.30%	5.05%	0.00%
Oncore Flex	19,306	$1.703667	$32,892	1.50%	4.85%	0.00%
Oncore & Firstar Oncore Value	116,967	$1.751658	$204,886	0.90%	5.47%	0.00%
Oncore & Firstar Oncore Premier	640,924	$1.711570	$1,096,985	1.40%	4.95%	0.00%
Oncore & Firstar Oncore Xtra	624,692	$1.711570	$1,069,204	1.40%	4.95%	0.00%
Oncore & Firstar Oncore Lite	138,992	$1.711570	$237,895	1.40%	4.95%	0.00%

	1,769,320		$3,036,566

2003
Top I	5,940	$1.648743	$9,794	1.10%	43.75%	0.00%
Top Tradition	109,806	$1.648743	$181,042	1.10%	43.75%	0.00%
Top Plus	16,840	$1.660811	$27,968	0.90%	44.04%	0.00%
Investar Vision & Top Spectrum	11,329	$1.630860	$18,476	1.40%	43.33%	0.00%
Top Explorer	165,598	$1.636796	$271,051	1.30%	43.47%	0.00%
Oncore & Firstar Oncore Flex	44,820	$1.624937	$72,830	1.50%	43.19%	0.00%
Oncore & Firstar Oncore Value	140,033	$1.660811	$232,568	0.90%	44.04%	0.00%
Oncore & Firstar Oncore Premier	897,921	$1.630860	$1,464,383	1.40%	43.33%	0.00%
Oncore & Firstar Oncore Xtra	679,249	$1.630860	$1,107,760	1.40%	43.33%	0.00%
Oncore & Firstar Oncore Lite	150,418	$1.630860	$245,310	1.40%	43.33%	0.00%

	2,221,954		$3,631,182

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2007
Top I	8,487	$23.677772	$200,963	1.10%	14.08%	0.49%
Top Tradition	142,016	$23.677772	$3,362,625	1.10%	14.08%	0.48%
Top Plus	66,044	$24.040022	$1,587,690	0.90%	14.30%	0.50%
Investar Vision & Top Spectrum	5,512	$23.145481	$127,567	1.40%	13.74%	0.50%
Top Explorer	125,146	$23.321564	$2,918,607	1.30%	13.85%	0.49%
Oncore & Firstar Oncore Flex	175,993	$22.971200	$4,042,765	1.50%	13.62%	0.55%
Oncore & Firstar Oncore Value	972,387	$24.040022	$23,376,199	0.90%	14.30%	0.50%
Oncore & Firstar Oncore Premier	2,159,325	$23.145481	$49,978,653	1.40%	13.74%	0.50%
Oncore & Firstar Oncore Xtra	1,983,595	$23.145481	$45,911,252	1.40%	13.74%	0.50%
Oncore & Firstar Oncore Lite	3,703,381	$23.145481	$85,716,524	1.40%	13.74%	0.50%
Oncore Ultra	83,800	$23.145481	$1,939,597	1.40%	13.74%	0.50%
Oncore Wrap	3,057	$11.873742	$36,295	0.65%	14.59%	0.44%

	9,428,743		$219,198,737

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Mid Cap Subaccount (continued)
2006
Top I	8,511	$20.756062	$176,649	1.10%	11.18%	0.18%
Top Tradition	174,221	$20.756062	$3,616,149	1.10%	11.18%	0.17%
Top Plus	83,265	$21.031676	$1,751,193	0.90%	11.40%	0.18%
Investar Vision & Top Spectrum	5,564	$20.349982	$113,224	1.40%	10.86%	0.22%
Top Explorer	133,020	$20.484447	$2,724,847	1.30%	10.96%	0.18%
Oncore & Firstar Oncore Flex	67,583	$20.216775	$1,366,307	1.50%	10.75%	0.19%
Oncore & Firstar Oncore Value	844,421	$21.031676	$17,759,595	0.90%	11.40%	0.16%
Oncore & Firstar Oncore Premier	2,336,969	$20.349982	$47,557,268	1.40%	10.86%	0.15%
Oncore & Firstar Oncore Xtra	2,029,122	$20.349982	$41,292,605	1.40%	10.86%	0.15%
Oncore & Firstar Oncore Lite	2,487,471	$20.349982	$50,619,995	1.40%	10.86%	0.15%
Oncore Ultra	21,068	$20.349982	$428,741	1.40%	6.25%	0.15%	8/7/06

	8,191,215		$167,406,573

2005
Top I	10,004	$18.668363	$186,753	1.10%	16.74%	0.00%
Top Tradition	171,224	$18.668363	$3,196,478	1.10%	16.74%	0.00%
Top Plus	87,829	$18.878915	$1,658,125	0.90%	16.97%	0.00%
Investar Vision & Top Spectrum	9,823	$18.357292	$180,322	1.40%	16.39%	0.00%
Top Explorer	142,125	$18.460394	$2,623,693	1.30%	16.51%	0.00%
Oncore & Firstar Oncore Flex	73,719	$18.255071	$1,345,750	1.50%	16.28%	0.00%
Oncore & Firstar Oncore Value	680,743	$18.878915	$12,851,692	0.90%	16.97%	0.00%
Oncore & Firstar Oncore Premier	2,092,498	$18.357292	$38,412,599	1.40%	16.39%	0.00%
Oncore & Firstar Oncore Xtra	1,815,549	$18.357292	$33,328,559	1.40%	16.39%	0.00%
Oncore & Firstar Oncore Lite	1,402,517	$18.357292	$25,746,395	1.40%	16.39%	0.00%

	6,486,031		$119,530,366

2004
Top I	6,642	$15.992023	$106,221	1.10%	23.30%	0.00%
Top Tradition	149,737	$15.992023	$2,394,593	1.10%	23.30%	0.00%
Top Plus	102,881	$16.140487	$1,660,552	0.90%	23.54%	0.00%
Investar Vision & Top Spectrum	8,169	$15.772044	$128,838	1.40%	22.93%	0.00%
Top Explorer	124,238	$15.845027	$1,968,550	1.30%	23.05%	0.00%
Oncore & Firstar Oncore Flex	77,331	$15.699630	$1,214,062	1.50%	22.81%	0.00%
Oncore & Firstar Oncore Value	447,592	$16.140487	$7,224,357	0.90%	23.54%	0.00%
Oncore & Firstar Oncore Premier	1,608,799	$15.772044	$25,374,063	1.40%	22.93%	0.00%
Oncore & Firstar Oncore Xtra	1,516,757	$15.772044	$23,922,355	1.40%	22.93%	0.00%
Oncore & Firstar Oncore Lite	549,996	$15.772044	$8,674,559	1.40%	22.93%	0.00%

	4,592,142		$72,668,150

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Mid Cap Subaccount (continued)
2003
Top I	8,320	$12.970347	$107,916	1.10%	36.75%	0.17%
Top Tradition	142,617	$12.970347	$1,849,791	1.10%	36.75%	0.25%
Top Plus	80,477	$13.064822	$1,051,418	0.90%	37.02%	0.23%
Investar Vision & Top Spectrum	5,181	$12.829995	$66,466	1.40%	36.34%	0.22%
Top Explorer	109,214	$12.876605	$1,406,300	1.30%	36.48%	0.29%
Oncore & Firstar Oncore Flex	60,509	$12.783713	$773,532	1.50%	36.21%	0.34%
Oncore & Firstar Oncore Value	307,771	$13.064822	$4,020,973	0.90%	37.02%	0.21%
Oncore & Firstar Oncore Premier	1,265,141	$12.829995	$16,231,763	1.40%	36.34%	0.23%
Oncore & Firstar Oncore Xtra	1,151,800	$12.829995	$14,777,582	1.40%	36.34%	0.23%
Oncore & Firstar Oncore Lite	292,074	$12.829995	$3,747,314	1.40%	36.34%	0.23%

	3,423,104		$44,033,055

VIP Contrafund Subaccount
2007
Top I	11,506	$15.247903	$175,436	1.10%	16.02%	0.74%
Top Tradition	282,418	$15.247903	$4,306,288	1.10%	16.02%	0.75%
Top Plus	79,190	$15.481257	$1,225,961	0.90%	16.25%	0.74%
Investar Vision & Top Spectrum	5,743	$14.905057	$85,606	1.40%	15.67%	0.43%
Top Explorer	231,912	$15.018449	$3,482,960	1.30%	15.79%	0.77%
Oncore & Firstar Oncore Flex	345,272	$14.792803	$5,107,534	1.50%	15.56%	1.31%
Oncore & Firstar Oncore Value	3,248,750	$15.481257	$50,294,729	0.90%	16.25%	0.95%
Oncore & Firstar Oncore Premier	3,808,539	$14.905057	$56,766,478	1.40%	15.67%	0.89%
Oncore & Firstar Oncore Xtra	4,047,077	$14.905057	$60,321,910	1.40%	15.67%	0.89%
Oncore & Firstar Oncore Lite	7,652,517	$14.905057	$114,061,208	1.40%	15.67%	0.89%
Oncore Ultra	226,057	$14.905057	$3,369,397	1.40%	15.67%	0.89%
Oncore Wrap	6,953	$12.048841	$83,780	0.65%	16.54%	1.67%

	19,945,934		$299,281,287

2006
Top I	12,104	$13.142530	$159,080	1.10%	10.22%	0.98%
Top Tradition	284,381	$13.142530	$3,737,489	1.10%	10.22%	1.01%
Top Plus	86,470	$13.317115	$1,151,529	0.90%	10.44%	0.99%
Investar Vision & Top Spectrum	11,103	$12.885341	$143,060	1.40%	9.90%	0.96%
Top Explorer	219,614	$12.970476	$2,848,502	1.30%	10.01%	1.00%
Oncore & Firstar Oncore Flex	96,104	$12.800970	$1,230,222	1.50%	9.79%	1.00%
Oncore & Firstar Oncore Value	1,926,325	$13.317115	$25,653,098	0.90%	10.44%	1.08%
Oncore & Firstar Oncore Premier	3,279,015	$12.885341	$42,251,220	1.40%	9.90%	1.07%
Oncore & Firstar Oncore Xtra	3,430,873	$12.885341	$44,207,973	1.40%	9.90%	1.07%
Oncore & Firstar Oncore Lite	3,831,444	$12.885341	$49,369,459	1.40%	9.90%	1.07%
Oncore Ultra	64,429	$12.885341	$830,193	1.40%	8.27%	1.07%	8/7/06

	13,241,862		$171,581,825

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Contrafund Subaccount (continued)
2005
Top I	13,160	$11.923636	$156,911	1.10%	15.38%	0.13%
Top Tradition	234,958	$11.923636	$2,801,553	1.10%	15.38%	0.10%
Top Plus	86,323	$12.058187	$1,040,901	0.90%	15.61%	0.11%
Investar Vision & Top Spectrum	12,539	$11.724900	$147,016	1.40%	15.04%	0.14%
Top Explorer	199,981	$11.790742	$2,357,929	1.30%	15.15%	0.11%
Oncore & Firstar Oncore Flex	94,484	$11.659576	$1,101,644	1.50%	14.93%	0.09%
Oncore & Firstar Oncore Value	1,228,615	$12.058187	$14,814,868	0.90%	15.61%	0.09%
Oncore & Firstar Oncore Premier	2,104,925	$11.724900	$24,680,032	1.40%	15.04%	0.10%
Oncore & Firstar Oncore Xtra	2,364,951	$11.724900	$27,728,819	1.40%	15.04%	0.10%
Oncore & Firstar Oncore Lite	1,657,605	$11.724900	$19,435,256	1.40%	15.04%	0.10%

	7,997,541		$94,264,929

2004
Top I	6,505	$10.334117	$67,221	1.10%	13.90%	0.20%
Top Tradition	147,010	$10.334117	$1,519,221	1.10%	13.90%	0.17%
Top Plus	68,693	$10.430125	$716,475	0.90%	14.13%	0.23%
Investar Vision & Top Spectrum	14,766	$10.191930	$150,493	1.40%	13.56%	0.15%
Top Explorer	142,693	$10.239077	$1,461,046	1.30%	13.68%	0.18%
Oncore & Firstar Oncore Flex	47,346	$10.145103	$480,329	1.50%	13.45%	0.20%
Oncore & Firstar Oncore Value	597,830	$10.430125	$6,235,444	0.90%	14.13%	0.17%
Oncore & Firstar Oncore Premier	1,433,277	$10.191930	$14,607,855	1.40%	13.56%	0.18%
Oncore & Firstar Oncore Xtra	1,621,864	$10.191930	$16,529,924	1.40%	13.56%	0.18%
Oncore & Firstar Oncore Lite	841,473	$10.191930	$8,576,234	1.40%	13.56%	0.18%

	4,921,457		$50,344,242

2003
Top I	7,770	$9.072746	$70,495	1.10%	26.80%	0.30%
Top Tradition	85,522	$9.072746	$775,923	1.10%	26.80%	0.22%
Top Plus	69,265	$9.138874	$633,003	0.90%	27.05%	0.24%
Investar Vision & Top Spectrum	9,200	$8.974539	$82,567	1.40%	26.43%	0.16%
Top Explorer	94,161	$9.007136	$848,121	1.30%	26.55%	0.30%
Oncore & Firstar Oncore Flex	39,892	$8.942128	$356,722	1.50%	26.30%	0.32%
Oncore & Firstar Oncore Value	368,098	$9.138874	$3,363,999	0.90%	27.05%	0.23%
Oncore & Firstar Oncore Premier	1,039,505	$8.974539	$9,329,076	1.40%	26.43%	0.25%
Oncore & Firstar Oncore Xtra	1,194,552	$8.974539	$10,720,550	1.40%	26.43%	0.25%
Oncore & Firstar Oncore Lite	452,094	$8.974539	$4,057,337	1.40%	26.43%	0.25%

	3,360,059		$30,237,793

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Growth Subaccount
2007
Top I	5,963	$8.742642	$52,136	1.10%	25.27%	0.38%
Top Tradition	70,718	$8.742642	$618,261	1.10%	25.27%	0.39%
Top Plus	12,567	$8.876477	$111,552	0.90%	25.52%	0.47%
Investar Vision & Top Spectrum	6,289	$8.545979	$53,745	1.40%	24.90%	0.54%
Top Explorer	88,053	$8.610988	$758,221	1.30%	25.03%	0.38%
Oncore & Firstar Oncore Flex	35,409	$8.481547	$300,322	1.50%	24.78%	0.24%
Oncore & Firstar Oncore Value	337,940	$8.876477	$2,999,714	0.90%	25.52%	0.34%
Oncore & Firstar Oncore Premier	1,128,017	$8.545979	$9,640,020	1.40%	24.90%	0.36%
Oncore & Firstar Oncore Xtra	1,423,456	$8.545979	$12,164,822	1.40%	24.90%	0.36%
Oncore & Firstar Oncore Lite	1,112,214	$8.545979	$9,504,959	1.40%	24.90%	0.36%
Oncore Ultra	4,077	$8.545979	$34,838	1.40%	24.90%	0.36%

	4,224,703		$36,238,590

2006
Top I	6,185	$6.978809	$43,167	1.10%	5.42%	0.16%
Top Tradition	72,036	$6.978809	$502,726	1.10%	5.42%	0.16%
Top Plus	20,080	$7.071552	$141,998	0.90%	5.62%	0.19%
Investar Vision & Top Spectrum	16,778	$6.842161	$114,795	1.40%	5.10%	0.18%
Top Explorer	84,124	$6.887375	$579,394	1.30%	5.21%	0.16%
Oncore & Firstar Oncore Flex	26,248	$6.797314	$178,413	1.50%	5.00%	0.18%
Oncore & Firstar Oncore Value	259,391	$7.071552	$1,834,294	0.90%	5.62%	0.16%
Oncore & Firstar Oncore Premier	1,210,491	$6.842161	$8,282,371	1.40%	5.10%	0.16%
Oncore & Firstar Oncore Xtra	1,309,150	$6.842161	$8,957,415	1.40%	5.10%	0.16%
Oncore & Firstar Oncore Lite	466,218	$6.842161	$3,189,942	1.40%	5.10%	0.16%
Oncore Ultra	1,824	$6.842161	$12,482	1.40%	8.89%	0.16%	8/7/06

	3,472,525		$23,836,997

2005
Top I	6,227	$6.620268	$41,228	1.10%	4.36%	0.33%
Top Tradition	68,531	$6.620268	$453,693	1.10%	4.36%	0.27%
Top Plus	36,291	$6.694999	$242,968	0.90%	4.56%	0.28%
Investar Vision & Top Spectrum	20,540	$6.509857	$133,714	1.40%	4.05%	0.28%
Top Explorer	91,639	$6.546422	$599,911	1.30%	4.15%	0.27%
Oncore & Firstar Oncore Flex	29,401	$6.473550	$190,328	1.50%	3.95%	0.39%
Oncore & Firstar Oncore Value	256,585	$6.694999	$1,717,839	0.90%	4.56%	0.27%
Oncore & Firstar Oncore Premier	1,357,846	$6.509857	$8,839,381	1.40%	4.05%	0.27%
Oncore & Firstar Oncore Xtra	1,255,453	$6.509857	$8,172,820	1.40%	4.05%	0.27%
Oncore & Firstar Oncore Lite	427,263	$6.509857	$2,781,416	1.40%	4.05%	0.27%

	3,549,776		$23,173,298

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Growth Subaccount (continued)
2004
Top I	11,489	$6.343833	$72,885	1.10%	2.00%	0.14%
Top Tradition	74,724	$6.343833	$474,034	1.10%	2.00%	0.12%
Top Plus	33,614	$6.402777	$215,222	0.90%	2.20%	0.15%
Investar Vision & Top Spectrum	17,382	$6.256481	$108,748	1.40%	1.69%	0.10%
Top Explorer	81,693	$6.285430	$513,478	1.30%	1.80%	0.13%
Oncore & Firstar Oncore Flex	55,798	$6.227715	$347,495	1.50%	1.59%	0.13%
Oncore & Firstar Oncore Value	260,661	$6.402777	$1,668,954	0.90%	2.20%	0.12%
Oncore & Firstar Oncore Premier	1,404,305	$6.256481	$8,786,013	1.40%	1.69%	0.13%
Oncore & Firstar Oncore Xtra	1,375,206	$6.256481	$8,603,951	1.40%	1.69%	0.13%
Oncore & Firstar Oncore Lite	344,710	$6.256481	$2,156,668	1.40%	1.69%	0.13%

	3,659,582		$22,947,448

2003
Top I	10,525	$6.219608	$65,464	1.10%	31.10%	0.13%
Top Tradition	58,159	$6.219608	$361,727	1.10%	31.10%	0.10%
Top Plus	50,194	$6.264948	$314,461	0.90%	31.36%	0.11%
Investar Vision & Top Spectrum	9,718	$6.152233	$59,789	1.40%	30.71%	0.10%
Top Explorer	80,868	$6.174579	$499,326	1.30%	30.84%	0.11%
Oncore & Firstar Oncore Flex	53,550	$6.129997	$328,260	1.50%	30.58%	0.09%
Oncore & Firstar Oncore Value	246,113	$6.264948	$1,541,885	0.90%	31.36%	0.10%
Oncore & Firstar Oncore Premier	1,197,622	$6.152233	$7,368,049	1.40%	30.71%	0.11%
Oncore & Firstar Oncore Xtra	1,241,472	$6.152233	$7,637,826	1.40%	30.71%	0.11%
Oncore & Firstar Oncore Lite	279,691	$6.152233	$1,720,724	1.40%	30.71%	0.11%

	3,227,912		$19,897,511

VIP Equity-Income Subaccount
2007
Top I	1,383	$12.301477	$17,010	1.10%	0.16%	1.75%
Top Tradition	46,011	$12.301477	$566,007	1.10%	0.16%	1.71%
Top Plus	17,764	$15.354360	$272,758	0.90%	0.36%	1.53%
Top Spectrum	93	$12.222932	$1,142	1.40%	–0.13%	1.61%
Top Explorer	51,497	$15.098291	$777,517	1.30%	–0.03%	1.77%
Oncore & Firstar Oncore Flex	182,684	$14.520915	$2,652,735	1.50%	–0.23%	3.33%
Oncore & Firstar Oncore Value	1,653,224	$14.888227	$24,613,571	0.90%	0.36%	2.05%
Oncore & Firstar Oncore Premier	2,001,011	$14.581349	$29,177,437	1.40%	–0.13%	1.85%
Oncore & Firstar Oncore Xtra	1,760,720	$14.581349	$25,673,669	1.40%	–0.13%	1.85%
Oncore & Firstar Oncore Lite	4,481,238	$14.581349	$65,342,492	1.40%	–0.13%	1.85%
Oncore Ultra	377,244	$14.581349	$5,500,728	1.40%	–0.13%	1.85%
Oncore Wrap	5,401	$10.527662	$56,859	0.65%	0.61%	2.68%

	10,578,270		$154,651,925

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount (continued)
2006
Top I	746	$12.281283	$9,167	1.10%	18.63%	6.94%
Top Tradition	26,219	$12.281283	$322,008	1.10%	18.63%	4.27%
Top Plus	16,060	$15.298642	$245,698	0.90%	18.86%	3.20%
Top Spectrum	94	$12.239288	$1,149	1.40%	18.28%	2.89%
Top Explorer	27,485	$15.103470	$415,115	1.30%	18.39%	3.20%
Oncore & Firstar Oncore Flex	39,152	$14.554758	$569,844	1.50%	18.16%	3.18%
Oncore & Firstar Oncore Value	603,255	$14.834207	$8,948,804	0.90%	18.86%	4.63%
Oncore & Firstar Oncore Premier	1,401,746	$14.600850	$20,466,676	1.40%	18.28%	3.68%
Oncore & Firstar Oncore Xtra	1,034,143	$14.600850	$15,099,362	1.40%	18.28%	3.68%
Oncore & Firstar Oncore Lite	1,987,538	$14.600850	$29,019,751	1.40%	18.28%	3.68%
Oncore Ultra	122,320	$14.600850	$1,785,976	1.40%	12.00%	3.68%	8/7/06

	5,258,758		$76,883,550

2005
Top Plus	14,967	$12.870922	$192,633	0.90%	4.63%	1.36%
Top Explorer	21,012	$12.756942	$268,048	1.30%	4.22%	1.20%
Oncore & Firstar Oncore Flex	27,497	$12.317694	$338,694	1.50%	4.01%	0.93%
Oncore & Firstar Oncore Value	113,923	$12.480194	$1,421,775	0.90%	4.63%	0.90%
Oncore & Firstar Oncore Premier	814,934	$12.344563	$10,060,001	1.40%	4.12%	1.07%
Oncore & Firstar Oncore Xtra	579,698	$12.344563	$7,156,119	1.40%	4.12%	1.07%
Oncore & Firstar Oncore Lite	640,980	$12.344563	$7,912,636	1.40%	4.12%	1.07%

	2,213,011		$27,349,906

2004
Top Plus	14,449	$12.301227	$177,742	0.90%	10.24%	0.55%
Top Explorer	9,966	$12.240475	$121,992	1.30%	9.80%	0.38%
Oncore & Firstar Oncore Flex	14,591	$11.842290	$172,794	1.50%	9.58%	0.47%
Oncore & Firstar Oncore Value	46,981	$11.927794	$560,379	0.90%	10.24%	0.50%
Oncore & Firstar Oncore Premier	398,660	$11.856466	$4,726,689	1.40%	9.69%	0.28%
Oncore & Firstar Oncore Xtra	369,540	$11.856466	$4,381,442	1.40%	9.69%	0.28%
Oncore & Firstar Oncore Lite	305,967	$11.856466	$3,627,690	1.40%	9.69%	0.28%

	1,160,154		$13,768,728

2003
Top Plus	1,749	$11.158744	$19,514	0.90%	11.59%	0.00%	10/1/03
Top Explorer	1,298	$11.147766	$14,471	1.30%	11.48%	0.00%	10/1/03
Oncore Flex	3,106	$10.806489	$33,564	1.50%	8.06%	0.00%	10/15/03
Oncore Value	6,119	$10.819985	$66,206	0.90%	8.20%	0.00%	10/15/03
Oncore & Firstar Oncore Premier	41,389	$10.808731	$447,372	1.40%	8.09%	0.00%	10/15/03
Oncore & Firstar Oncore Xtra	35,448	$10.808731	$383,143	1.40%	8.09%	0.00%	10/15/03
Oncore & Firstar Oncore Lite	7,599	$10.808731	$82,132	1.40%	8.09%	0.00%	10/15/03

	96,708		$1,046,402

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount
2007
Top Tradition	56,117	$7.498836	$420,811	1.10%	13.54%	0.58%
Top Plus	10,283	$7.613665	$78,291	0.90%	13.77%	0.55%
Top Explorer	90,320	$7.385919	$667,096	1.30%	13.32%	0.57%
Oncore Flex	31,524	$7.274860	$229,330	1.50%	13.09%	0.58%
Oncore & Firstar Oncore Value	271,952	$7.613665	$2,070,548	0.90%	13.77%	0.63%
Oncore & Firstar Oncore Premier	762,402	$7.330106	$5,588,494	1.40%	13.20%	0.57%
Oncore & Firstar Oncore Xtra	1,130,060	$7.330106	$8,283,462	1.40%	13.20%	0.57%
Oncore & Firstar Oncore Lite	480,949	$7.330106	$3,525,409	1.40%	13.20%	0.57%
Oncore Ultra	20,902	$7.330106	$153,214	1.40%	13.20%	0.57%

	2,854,509		$21,016,655

2006
Top Tradition	57,146	$6.604523	$377,422	1.10%	9.93%	0.28%
Top Plus	13,130	$6.692308	$87,869	0.90%	10.14%	0.26%
Top Explorer	105,189	$6.517998	$685,624	1.30%	9.71%	0.28%
Oncore & Firstar Oncore Flex	39,579	$6.432734	$254,603	1.50%	9.49%	0.26%
Oncore & Firstar Oncore Value	196,216	$6.692308	$1,313,140	0.90%	10.14%	0.28%
Oncore & Firstar Oncore Premier	1,005,686	$6.475172	$6,511,980	1.40%	9.60%	0.28%
Oncore & Firstar Oncore Xtra	1,159,142	$6.475172	$7,505,646	1.40%	9.60%	0.28%
Oncore & Firstar Oncore Lite	509,964	$6.475172	$3,302,107	1.40%	9.60%	0.28%
Oncore Ultra	1,188	$6.475172	$7,695	1.40%	10.77%	0.28%	8/7/06

	3,087,240		$20,046,086

2005
Top Tradition	56,229	$6.008117	$337,828	1.10%	2.88%	0.13%
Top Plus	20,034	$6.075961	$121,727	0.90%	3.09%	0.12%
Top Explorer	119,176	$5.941109	$708,038	1.30%	2.68%	0.12%
Oncore & Firstar Oncore Flex	52,402	$5.874944	$307,857	1.50%	2.48%	0.13%
Oncore & Firstar Oncore Value	228,716	$6.075961	$1,389,667	0.90%	3.09%	0.13%
Oncore & Firstar Oncore Premier	1,252,888	$5.907893	$7,401,931	1.40%	2.58%	0.13%
Oncore & Firstar Oncore Xtra	1,270,210	$5.907893	$7,504,265	1.40%	2.58%	0.13%
Oncore & Firstar Oncore Lite	307,216	$5.907893	$1,815,001	1.40%	2.58%	0.13%

	3,306,871		$19,586,314

2004
Top Tradition	62,889	$5.839672	$367,251	1.10%	3.06%	0.00%
Top Plus	21,338	$5.893969	$125,767	0.90%	3.27%	0.00%
Top Explorer	125,636	$5.785921	$726,918	1.30%	2.86%	0.00%
Oncore & Firstar Oncore Flex	68,683	$5.732766	$393,741	1.50%	2.66%	0.00%
Oncore & Firstar Oncore Value	286,066	$5.893969	$1,686,064	0.90%	3.27%	0.00%
Oncore & Firstar Oncore Premier	1,454,352	$5.759254	$8,375,991	1.40%	2.76%	0.00%
Oncore & Firstar Oncore Xtra	1,484,119	$5.759254	$8,547,417	1.40%	2.76%	0.00%
Oncore & Firstar Oncore Lite	143,353	$5.759254	$825,604	1.40%	2.76%	0.00%

	3,646,436		$21,048,753

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
Large Cap Growth Subaccount (continued)
2003
Top Tradition	58,463	$5.666017	$331,253	1.10%	30.06%	0.00%
Top Plus	23,594	$5.707363	$134,657	0.90%	30.32%	0.00%
Top Explorer	128,282	$5.625002	$721,589	1.30%	29.81%	0.00%
Oncore & Firstar Oncore Flex	85,350	$5.584367	$476,627	1.50%	29.55%	0.00%
Oncore & Firstar Oncore Value	343,417	$5.707363	$1,960,007	0.90%	30.32%	0.00%
Oncore & Firstar Oncore Premier	1,661,880	$5.604628	$9,314,217	1.40%	29.68%	0.00%
Oncore & Firstar Oncore Xtra	1,738,954	$5.604628	$9,746,189	1.40%	29.68%	0.00%
Oncore & Firstar Oncore Lite	121,438	$5.604628	$680,617	1.40%	29.68%	0.00%

	4,161,378		$23,365,156

Worldwide Growth Subaccount
2007
Top Tradition	66,977	$7.495319	$502,016	1.10%	8.17%	0.56%
Top Plus	14,703	$7.610074	$111,892	0.90%	8.38%	0.54%
Top Explorer	105,835	$7.382430	$781,321	1.30%	7.95%	0.56%
Oncore Flex	38,073	$7.271464	$276,845	1.50%	7.74%	0.49%
Oncore & Firstar Oncore Value	240,523	$7.610074	$1,830,400	0.90%	8.38%	0.57%
Oncore & Firstar Oncore Premier	677,668	$7.326674	$4,965,046	1.40%	7.85%	0.57%
Oncore & Firstar Oncore Xtra	833,275	$7.326674	$6,105,137	1.40%	7.85%	0.57%
Oncore & Firstar Oncore Lite	389,540	$7.326674	$2,854,031	1.40%	7.85%	0.57%
Oncore Ultra	24,746	$7.326674	$181,307	1.40%	7.85%	0.57%
Oncore Wrap	767	$11.494099	$8,819	0.65%	8.65%	0.91%

	2,392,107		$17,616,814

2006
Top Tradition	73,429	$6.929407	$508,823	1.10%	16.66%	1.63%
Top Plus	15,588	$7.021490	$109,449	0.90%	16.89%	1.53%
Top Explorer	104,349	$6.838605	$713,601	1.30%	16.43%	1.61%
Oncore Flex	24,745	$6.749191	$167,006	1.50%	16.20%	1.57%
Oncore & Firstar Oncore Value	210,709	$7.021490	$1,479,488	0.90%	16.89%	1.66%
Oncore & Firstar Oncore Premier	776,540	$6.793699	$5,275,583	1.40%	16.31%	1.63%
Oncore & Firstar Oncore Xtra	894,939	$6.793699	$6,079,944	1.40%	16.31%	1.63%
Oncore & Firstar Oncore Lite	214,490	$6.793699	$1,457,184	1.40%	16.31%	1.63%
Oncore Ultra	24,417	$6.793699	$165,884	1.40%	18.53%	1.63%	8/7/06

	2,339,206		$15,956,962

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Service Shares: (continued)
Worldwide Growth Subaccount (continued)
2005
Top Tradition	79,457	$5.940015	$471,973	1.10%	4.42%	1.22%
Top Plus	22,398	$6.007072	$134,549	0.90%	4.63%	1.23%
Top Explorer	142,411	$5.873732	$836,486	1.30%	4.22%	1.18%
Oncore Flex	28,961	$5.808349	$168,213	1.50%	4.01%	1.15%
Oncore & Firstar Oncore Value	258,878	$6.007072	$1,555,100	0.90%	4.63%	1.27%
Oncore & Firstar Oncore Premier	943,741	$5.840921	$5,512,314	1.40%	4.11%	1.20%
Oncore & Firstar Oncore Xtra	1,055,526	$5.840921	$6,165,245	1.40%	4.11%	1.20%
Oncore & Firstar Oncore Lite	182,235	$5.840921	$1,064,424	1.40%	4.11%	1.20%

	2,713,607		$15,908,304

2004
Top Tradition	80,195	$5.688478	$456,190	1.10%	3.39%	0.94%
Top Plus	23,884	$5.741345	$137,129	0.90%	3.59%	0.91%
Top Explorer	169,944	$5.636093	$957,823	1.30%	3.18%	0.90%
Oncore & Firstar Oncore Flex	41,746	$5.584344	$233,126	1.50%	2.98%	0.80%
Oncore & Firstar Oncore Value	265,504	$5.741345	$1,524,350	0.90%	3.59%	0.87%
Oncore & Firstar Oncore Premier	1,144,260	$5.610137	$6,419,444	1.40%	3.08%	0.87%
Oncore & Firstar Oncore Xtra	1,225,751	$5.610137	$6,876,632	1.40%	3.08%	0.87%
Oncore & Firstar Oncore Lite	173,925	$5.610137	$975,745	1.40%	3.08%	0.87%

	3,125,209		$17,580,439

2003
Top Tradition	78,874	$5.502103	$433,971	1.10%	22.34%	0.78%
Top Plus	28,186	$5.542235	$156,215	0.90%	22.58%	0.83%
Top Explorer	184,594	$5.462268	$1,008,304	1.30%	22.09%	0.86%
Oncore & Firstar Oncore Flex	62,160	$5.422827	$337,082	1.50%	21.85%	2.02%
Oncore & Firstar Oncore Value	326,572	$5.542235	$1,809,938	0.90%	22.58%	0.83%
Oncore & Firstar Oncore Premier	1,449,981	$5.442491	$7,891,508	1.40%	21.97%	0.78%
Oncore & Firstar Oncore Xtra	1,393,690	$5.442491	$7,585,147	1.40%	21.97%	0.78%
Oncore & Firstar Oncore Lite	277,683	$5.442491	$1,511,287	1.40%	21.97%	0.78%

	3,801,740		$20,733,452

Balanced Subaccount
2007
Top Tradition	89,362	$12.925414	$1,155,038	1.10%	9.08%	2.31%
Top Plus	44,976	$13.123249	$590,232	0.90%	9.30%	2.23%
Top Explorer	141,512	$12.730901	$1,801,581	1.30%	8.86%	2.27%
Oncore & Firstar Oncore Flex	71,660	$12.539631	$898,595	1.50%	8.65%	2.09%
Oncore & Firstar Oncore Value	427,992	$13.123249	$5,616,648	0.90%	9.30%	2.46%
Oncore & Firstar Oncore Premier	1,624,888	$12.634772	$20,530,076	1.40%	8.76%	2.26%
Oncore & Firstar Oncore Xtra	1,754,774	$12.634772	$22,171,165	1.40%	8.76%	2.26%
Oncore & Firstar Oncore Lite	958,548	$12.634772	$12,111,041	1.40%	8.76%	2.26%
Oncore Ultra	26,769	$12.634772	$338,222	1.40%	8.76%	2.26%

	5,140,481		$65,212,598

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
Balanced Subaccount (continued)
2006
Top Tradition	86,356	$11.849393	$1,023,272	1.10%	9.22%	1.94%
Top Plus	49,641	$12.006817	$596,028	0.90%	9.43%	1.88%
Top Explorer	145,130	$11.694270	$1,697,190	1.30%	9.00%	1.86%
Oncore & Firstar Oncore Flex	94,470	$11.541444	$1,090,315	1.50%	8.79%	1.91%
Oncore & Firstar Oncore Value	340,165	$12.006817	$4,084,299	0.90%	9.43%	1.91%
Oncore & Firstar Oncore Premier	1,948,408	$11.617502	$22,635,637	1.40%	8.89%	1.92%
Oncore & Firstar Oncore Xtra	1,802,951	$11.617502	$20,945,787	1.40%	8.89%	1.92%
Oncore & Firstar Oncore Lite	792,312	$11.617502	$9,204,682	1.40%	8.89%	1.92%
Oncore Ultra	7,281	$11.617502	$84,584	1.40%	8.22%	1.92%	8/7/06

	5,266,714		$61,361,794

2005
Top Tradition	86,840	$10.849455	$942,170	1.10%	6.49%	2.11%
Top Plus	55,547	$10.971891	$609,456	0.90%	6.70%	2.04%
Top Explorer	179,272	$10.728530	$1,923,330	1.30%	6.28%	2.06%
Oncore & Firstar Oncore Flex	103,359	$10.609175	$1,096,549	1.50%	6.07%	2.04%
Oncore & Firstar Oncore Value	360,722	$10.971891	$3,957,800	0.90%	6.70%	2.11%
Oncore & Firstar Oncore Premier	2,290,071	$10.668607	$24,431,864	1.40%	6.18%	2.06%
Oncore & Firstar Oncore Xtra	1,926,248	$10.668607	$20,550,388	1.40%	6.18%	2.06%
Oncore & Firstar Oncore Lite	734,655	$10.668607	$7,837,742	1.40%	6.18%	2.06%

	5,736,714		$61,349,299

2004
Top Tradition	85,175	$10.188011	$867,762	1.10%	7.11%	2.23%
Top Plus	62,865	$10.282656	$646,417	0.90%	7.32%	2.32%
Top Explorer	185,996	$10.094323	$1,877,508	1.30%	6.90%	2.22%
Oncore & Firstar Oncore Flex	120,930	$10.001677	$1,209,502	1.50%	6.69%	2.09%
Oncore & Firstar Oncore Value	351,147	$10.282656	$3,610,726	0.90%	7.32%	2.23%
Oncore & Firstar Oncore Premier	2,583,237	$10.047828	$25,955,914	1.40%	6.79%	2.13%
Oncore & Firstar Oncore Xtra	2,093,026	$10.047828	$21,030,365	1.40%	6.79%	2.13%
Oncore & Firstar Oncore Lite	731,854	$10.047828	$7,353,547	1.40%	6.79%	2.13%

	6,214,230		$62,551,741

2003
Top Tradition	87,012	$9.511581	$827,623	1.10%	12.49%	1.89%
Top Plus	62,173	$9.580905	$595,674	0.90%	12.71%	1.78%
Top Explorer	188,592	$9.442810	$1,780,834	1.30%	12.26%	1.84%
Oncore & Firstar Oncore Flex	145,008	$9.374671	$1,359,403	1.50%	12.04%	1.80%
Oncore & Firstar Oncore Value	367,126	$9.580905	$3,517,403	0.90%	12.71%	1.79%
Oncore & Firstar Oncore Premier	2,925,435	$9.408634	$27,524,349	1.40%	12.15%	1.79%
Oncore & Firstar Oncore Xtra	2,526,974	$9.408634	$23,775,371	1.40%	12.15%	1.79%
Oncore & Firstar Oncore Lite	750,058	$9.408634	$7,057,019	1.40%	12.15%	1.79%

	7,052,378		$66,437,676

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
International Growth Subaccount
2007
Top I	11,812	$20.092188	$237,328	1.10%	26.62%	0.44%
Top Tradition	58,552	$38.244328	$2,239,283	1.10%	26.62%	0.45%
Top Plus	15,272	$38.599410	$589,487	0.90%	26.87%	0.45%
Investar Vision & Top Spectrum	616	$19.964015	$12,304	1.40%	26.24%	0.37%
Top Explorer	41,560	$37.893296	$1,574,863	1.30%	26.37%	0.47%
Oncore & Firstar Oncore Flex	285,419	$15.946344	$4,551,392	1.50%	26.12%	0.57%
Oncore & Firstar Oncore Value	2,696,152	$16.688619	$44,995,055	0.90%	26.87%	0.51%
Oncore & Firstar Oncore Premier	2,738,743	$16.067383	$44,004,429	1.40%	26.24%	0.50%
Oncore & Firstar Oncore Xtra	3,284,190	$16.067383	$52,768,337	1.40%	26.24%	0.50%
Oncore & Firstar Oncore Lite	7,942,909	$16.067383	$127,621,765	1.40%	26.24%	0.50%
Oncore Ultra	461,958	$16.067383	$7,422,455	1.40%	26.24%	0.50%
Oncore Wrap	8,395	$13.844343	$116,219	0.65%	27.19%	0.58%

	17,545,578		$286,132,917

2006
Top I	10,899	$15.868292	$172,955	1.10%	45.04%	1.57%
Top Tradition	43,537	$30.204391	$1,314,999	1.10%	45.04%	2.03%
Top Plus	14,907	$30.424189	$453,521	0.90%	45.33%	1.87%
Investar Vision & Top Spectrum	1,573	$15.814085	$24,881	1.40%	44.61%	2.05%
Top Explorer	24,513	$29.986607	$735,058	1.30%	44.75%	2.05%
Oncore & Firstar Oncore Flex	51,058	$12.644092	$645,582	1.50%	44.47%	2.02%
Oncore & Firstar Oncore Value	1,236,468	$13.154029	$16,264,538	0.90%	45.33%	2.07%
Oncore & Firstar Oncore Premier	1,643,327	$12.727444	$20,915,346	1.40%	44.61%	2.06%
Oncore & Firstar Oncore Xtra	2,097,322	$12.727444	$26,693,547	1.40%	44.61%	2.06%
Oncore & Firstar Oncore Lite	3,267,231	$12.727444	$41,583,504	1.40%	44.61%	2.06%
Oncore Ultra	162,982	$12.727444	$2,074,342	1.40%	26.22%	2.06%	8/7/06

	8,553,817		$110,878,273

2005
Top I	730	$10.940746	$7,982	1.10%	9.41%	5.29%	11/2/05
Top Tradition	21,603	$20.825080	$449,892	1.10%	30.51%	1.18%
Top Plus	9,531	$20.935255	$199,528	0.90%	30.77%	1.18%
Top Spectrum	1,092	$10.935612	$11,946	1.40%	9.36%	2.77%	11/2/05
Top Explorer	15,727	$20.715657	$325,802	1.30%	30.25%	1.32%
Oncore & Firstar Oncore Flex	33,250	$8.752122	$291,012	1.50%	30.00%	1.12%
Oncore & Firstar Oncore Value	478,472	$9.051443	$4,330,866	0.90%	30.77%	1.22%
Oncore & Firstar Oncore Premier	751,663	$8.801164	$6,615,512	1.40%	30.12%	1.16%
Oncore & Firstar Oncore Xtra	1,114,171	$8.801164	$9,806,004	1.40%	30.12%	1.16%
Oncore & Firstar Oncore Lite	658,627	$8.801164	$5,796,668	1.40%	30.12%	1.16%

	3,084,866		$27,835,212

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
International Growth Subaccount (continued)
2004
Top Tradition	4,102	$15.956850	$65,458	1.10%	17.39%	0.95%
Top Plus	1,674	$16.009646	$26,796	0.90%	17.63%	2.98%
Top Explorer	5,167	$15.904258	$82,173	1.30%	17.16%	1.24%
Oncore & Firstar Oncore Flex	32,254	$6.732589	$217,152	1.50%	16.93%	0.80%
Oncore & Firstar Oncore Value	196,732	$6.921832	$1,361,749	0.90%	17.63%	0.94%
Oncore & Firstar Oncore Premier	620,333	$6.763671	$4,195,727	1.40%	17.04%	0.86%
Oncore & Firstar Oncore Xtra	789,810	$6.763671	$5,342,017	1.40%	17.04%	0.86%
Oncore & Firstar Oncore Lite	207,603	$6.763671	$1,404,156	1.40%	17.04%	0.86%

	1,857,675		$12,695,228

2003
Top Tradition	150	$13.592795	$2,034	1.10%	35.93%	1.04%	5/1/03
Top Explorer	33	$13.574869	$451	1.30%	35.75%	0.70%	5/1/03
Oncore & Firstar Oncore Flex	55,592	$5.757890	$320,091	1.50%	32.55%	2.89%
Oncore & Firstar Oncore Value	136,058	$5.884653	$800,653	0.90%	33.33%	0.96%
Oncore & Firstar Oncore Premier	739,566	$5.778757	$4,273,781	1.40%	32.68%	0.88%
Oncore & Firstar Oncore Xtra	618,597	$5.778757	$3,574,719	1.40%	32.68%	0.88%
Oncore & Firstar Oncore Lite	124,741	$5.778757	$720,848	1.40%	32.68%	0.88%

	1,674,737		$9,692,577

J.P. Morgan Series Trust II:
Small Company Subaccount
2007
Top Tradition	6,853	$15.918076	$109,082	1.10%	-6.70%	0.01%
Top Plus	358	$16.113660	$5,761	0.90%	–6.52%	0.01%
Investar Vision	33	$10.763953	$360	1.40%	–6.98%	0.01%
Top Explorer	7,575	$15.725263	$119,122	1.30%	–6.89%	0.01%
Oncore & Firstar Oncore Flex	12,544	$13.034509	$163,507	1.50%	–7.07%	0.01%
Oncore & Firstar Oncore Value	236,276	$13.804330	$3,261,634	0.90%	–6.52%	0.01%
Oncore & Firstar Oncore Premier	338,789	$13.159363	$4,458,260	1.40%	–6.98%	0.01%
Oncore & Firstar Oncore Xtra	363,057	$13.159363	$4,777,596	1.40%	–6.98%	0.01%
Oncore & Firstar Oncore Lite	542,883	$13.159363	$7,143,992	1.40%	–6.98%	0.01%
Oncore Ultra	100	$13.159363	$1,311	1.40%	–6.98%	0.01%

	1,508,468		$20,040,625

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II: (continued)
Small Company Subaccount (continued)
2006
Top Tradition	9,414	$17.061467	$160,622	1.10%	13.76%	0.00%
Top Plus	358	$17.236701	$6,163	0.90%	13.98%	0.00%
Investar Vision	33	$11.571579	$387	1.40%	13.42%	0.00%
Top Explorer	7,941	$16.888335	$134,103	1.30%	13.53%	0.00%
Oncore & Firstar Oncore Flex	12,602	$14.026402	$176,754	1.50%	13.31%	0.00%
Oncore & Firstar Oncore Value	277,280	$14.766425	$4,094,429	0.90%	13.98%	0.00%
Oncore & Firstar Oncore Premier	401,922	$14.146719	$5,685,889	1.40%	13.42%	0.00%
Oncore & Firstar Oncore Xtra	408,916	$14.146719	$5,784,818	1.40%	13.42%	0.00%
Oncore & Firstar Oncore Lite	505,709	$14.146719	$7,154,120	1.40%	13.42%	0.00%

	1,624,175		$23,197,285

2005
Top Tradition	11,271	$14.998025	$169,049	1.10%	2.29%	0.00%
Top Plus	358	$15.122149	$5,407	0.90%	2.50%	0.00%
Top Explorer	7,189	$14.875109	$106,939	1.30%	2.09%	0.00%
Oncore & Firstar Oncore Flex	10,774	$12.378673	$133,371	1.50%	1.89%	0.00%
Oncore & Firstar Oncore Value	268,177	$12.954923	$3,474,210	0.90%	2.50%	0.00%
Oncore & Firstar Oncore Premier	472,685	$12.472601	$5,895,609	1.40%	1.99%	0.00%
Oncore & Firstar Oncore Xtra	388,876	$12.472601	$4,850,301	1.40%	1.99%	0.00%
Oncore & Firstar Oncore Lite	410,658	$12.472601	$5,121,968	1.40%	1.99%	0.00%

	1,569,988		$19,756,854

2004
Top Tradition	14,340	$14.661716	$210,245	1.10%	25.78%	0.00%
Top Plus	7	$14.753893	$101	0.90%	26.03%	0.00%
Top Explorer	9,420	$14.570212	$137,250	1.30%	25.53%	0.00%
Oncore & Firstar Oncore Flex	14,233	$12.148814	$172,911	1.50%	25.29%	0.00%
Oncore & Firstar Oncore Value	244,935	$12.639448	$3,095,843	0.90%	26.03%	0.00%
Oncore & Firstar Oncore Premier	475,235	$12.228991	$5,811,659	1.40%	25.41%	0.00%
Oncore & Firstar Oncore Xtra	418,229	$12.228991	$5,114,514	1.40%	25.41%	0.00%
Oncore & Firstar Oncore Lite	324,871	$12.228991	$3,972,841	1.40%	25.41%	0.00%

	1,501,270		$18,515,364

2003
Top Tradition	6,664	$11.656374	$77,675	1.10%	34.50%	0.00%
Top Plus	351	$11.706405	$4,114	0.90%	34.77%	0.00%
Top Explorer	2,865	$11.606593	$33,252	1.30%	34.23%	0.00%
Oncore & Firstar Oncore Flex	19,288	$9.696858	$187,032	1.50%	33.97%	0.00%
Oncore & Firstar Oncore Value	142,615	$10.028713	$1,430,248	0.90%	34.77%	0.00%
Oncore & Firstar Oncore Premier	272,609	$9.751226	$2,658,270	1.40%	34.10%	0.00%
Oncore & Firstar Oncore Xtra	235,409	$9.751226	$2,295,525	1.40%	34.10%	0.00%
Oncore & Firstar Oncore Lite	88,857	$9.751226	$866,468	1.40%	34.10%	0.00%

	768,658		$7,552,584

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount
2007
Top I	519	$12.135480	$6,301	1.10%	1.33%	1.23%
Top Tradition	50,781	$21.229255	$1,078,045	1.10%	1.33%	0.90%
Top Plus	18,195	$21.490012	$391,007	0.90%	1.53%	0.93%
Investar Vision	2,201	$12.058008	$26,536	1.40%	1.03%	0.86%
Top Explorer	53,770	$20.972190	$1,127,669	1.30%	1.13%	0.92%
Oncore & Firstar Oncore Flex	48,277	$20.718539	$1,000,233	1.50%	0.93%	0.72%
Oncore & Firstar Oncore Value	1,267,739	$21.490012	$27,243,730	0.90%	1.53%	0.90%
Oncore & Firstar Oncore Premier	1,546,924	$20.844801	$32,245,317	1.40%	1.03%	0.85%
Oncore & Firstar Oncore Xtra	1,254,515	$20.844801	$26,150,115	1.40%	1.03%	0.85%
Oncore & Firstar Oncore Lite	4,149,622	$20.844801	$86,498,043	1.40%	1.03%	0.85%
Oncore Ultra	19,421	$20.844801	$404,828	1.40%	1.03%	0.85%

	8,411,964		$176,171,824

2006
Top Tradition	53,757	$20.950091	$1,126,210	1.10%	15.57%	0.59%
Top Plus	17,798	$21.165211	$376,700	0.90%	15.80%	0.66%
Investar Vision	2,049	$11.934948	$24,458	1.40%	15.23%	0.48%
Top Explorer	50,948	$20.737536	$1,056,542	1.30%	15.34%	0.62%
Oncore & Firstar Oncore Flex	20,421	$20.527414	$419,191	1.50%	15.12%	0.61%
Oncore & Firstar Oncore Value	1,145,779	$21.165211	$24,250,647	0.90%	15.80%	0.56%
Oncore & Firstar Oncore Premier	1,496,978	$20.632066	$30,885,755	1.40%	15.23%	0.56%
Oncore & Firstar Oncore Xtra	1,297,496	$20.632066	$26,770,014	1.40%	15.23%	0.56%
Oncore & Firstar Oncore Lite	2,977,195	$20.632066	$61,425,678	1.40%	15.23%	0.56%
Oncore Ultra	10,920	$20.632066	$225,303	1.40%	9.40%	0.56%	8/7/06

	7,073,341		$146,560,498

2005
Top Tradition	68,469	$18.127282	$1,241,150	1.10%	8.03%	0.19%
Top Plus	24,543	$18.277281	$448,582	0.90%	8.24%	0.18%
Investar Vision	1,488	$10.357397	$15,412	1.40%	3.57%	0.00%	11/2/05
Top Explorer	54,480	$17.978735	$979,475	1.30%	7.81%	0.17%
Oncore & Firstar Oncore Flex	22,931	$17.831615	$408,905	1.50%	7.60%	0.19%
Oncore & Firstar Oncore Value	822,286	$18.277281	$15,029,151	0.90%	8.24%	0.15%
Oncore & Firstar Oncore Premier	1,185,325	$17.904933	$21,223,165	1.40%	7.71%	0.15%
Oncore & Firstar Oncore Xtra	1,063,060	$17.904933	$19,034,019	1.40%	7.71%	0.15%
Oncore & Firstar Oncore Lite	1,903,328	$17.904933	$34,078,970	1.40%	7.71%	0.15%

	5,145,910		$92,458,829

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount (continued)
2004
Top Tradition	42,936	$16.780309	$720,484	1.10%	19.74%	0.26%
Top Plus	19,008	$16.885789	$320,973	0.90%	19.98%	0.24%
Top Explorer	37,732	$16.675598	$629,202	1.30%	19.50%	0.23%
Oncore & Firstar Oncore Flex	17,986	$16.571704	$298,066	1.50%	19.27%	0.27%
Oncore & Firstar Oncore Value	254,317	$16.885789	$4,294,342	0.90%	19.98%	0.26%
Oncore & Firstar Oncore Premier	571,517	$16.623513	$9,500,602	1.40%	19.38%	0.25%
Oncore & Firstar Oncore Xtra	652,219	$16.623513	$10,842,172	1.40%	19.38%	0.25%
Oncore & Firstar Oncore Lite	516,511	$16.623513	$8,586,223	1.40%	19.38%	0.25%

	2,112,226		$35,192,064

2003
Top Tradition	23,192	$14.014070	$325,008	1.10%	28.22%	0.34%
Top Plus	9,801	$14.074209	$137,946	0.90%	28.47%	0.20%
Top Explorer	17,936	$13.954242	$250,289	1.30%	27.96%	0.29%
Oncore Flex	11,193	$13.894758	$155,518	1.50%	27.71%	0.37%
Oncore & Firstar Oncore Value	91,955	$14.074209	$1,294,198	0.90%	28.47%	0.27%
Oncore & Firstar Oncore Premier	209,131	$13.924440	$2,912,030	1.40%	27.84%	0.28%
Oncore & Firstar Oncore Xtra	295,312	$13.924440	$4,112,057	1.40%	27.84%	0.28%
Oncore & Firstar Oncore Lite	128,380	$13.924440	$1,787,620	1.40%	27.84%	0.28%

	786,900		$10,974,666

AllianceBernstein Variable Series Product Fund, Inc. — Class B:
Global Bond Subaccount
2007
Oncore Value	6,610	$13.641675	$90,167	0.90%	9.16%	2.97%
Oncore Premier	5,675	$13.079810	$74,227	1.40%	8.62%	2.84%
Oncore & Firstar Oncore Xtra	8,002	$13.079810	$104,666	1.40%	8.62%	2.84%

	20,287		$269,060

2006
Oncore Value	6,661	$12.497051	$83,239	0.90%	3.71%	1.46%
Oncore & Firstar Oncore Premier	6,939	$12.042043	$83,560	1.40%	3.20%	1.32%
Oncore & Firstar Oncore Xtra	14,105	$12.042043	$169,854	1.40%	3.20%	1.32%

	27,705		$336,653

2005
Oncore Flex	109	$11.593853	$1,259	1.50%	–9.22%	9.31%
Oncore Value	8,959	$12.049779	$107,951	0.90%	–8.69%	8.88%
Oncore & Firstar Oncore Premier	7,251	$11.668441	$84,612	1.40%	–9.13%	9.00%
Oncore Xtra	14,360	$11.668441	$167,558	1.40%	–9.13%	9.00%

	30,679		$361,380

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

AllianceBernstein Variable Series Product Fund, Inc. — Class B: (continued)
Global Bond Subaccount (continued)
2004
Oncore Flex	329	$12.771964	$4,207	1.50%	7.71%	4.78%
Oncore Value	8,961	$13.195901	$118,245	0.90%	8.36%	5.52%
Oncore & Firstar Oncore Premier	9,172	$12.841488	$117,787	1.40%	7.82%	5.68%
Oncore Xtra	12,022	$12.841488	$154,379	1.40%	7.82%	5.68%

	30,484		$394,618

2003
Oncore Flex	484	$11.857282	$5,734	1.50%	11.41%	5.58%
Oncore Value	9,103	$12.178251	$110,857	0.90%	12.07%	5.84%
Oncore & Firstar Oncore Premier	11,291	$11.910051	$134,483	1.40%	11.52%	6.07%
Oncore Xtra	13,998	$11.910051	$166,714	1.40%	11.52%	6.07%

	34,876		$417,788

Growth & Income Subaccount
2007
Oncore Flex	956	$13.015680	$12,443	1.50%	3.30%	1.19%
Oncore Value	2,528	$13.689129	$34,601	0.90%	3.92%	1.08%
Oncore & Firstar Oncore Premier	34,167	$13.125243	$448,464	1.40%	3.40%	1.19%
Oncore & Firstar Oncore Xtra	21,958	$13.125243	$288,199	1.40%	3.40%	1.19%
Oncore Lite	653	$13.125243	$8,573	1.40%	3.40%	1.19%

	60,262		$792,280

2006
Oncore Flex	1,824	$12.599638	$22,983	1.50%	15.26%	1.25%
Oncore Value	3,689	$13.172788	$48,591	0.90%	15.94%	1.07%
Oncore & Firstar Oncore Premier	50,025	$12.693113	$634,970	1.40%	15.37%	1.17%
Oncore & Firstar Oncore Xtra	47,650	$12.693113	$604,823	1.40%	15.37%	1.17%
Oncore Lite	3,163	$12.693113	$40,154	1.40%	15.37%	1.17%

	106,351		$1,351,521

2005
Oncore & Firstar Oncore Flex	5,297	$10.931504	$57,903	1.50%	3.05%	1.26%
Oncore Value	5,785	$11.361422	$65,725	0.90%	3.67%	1.28%
Oncore & Firstar Oncore Premier	69,499	$11.001805	$764,614	1.40%	3.16%	1.31%
Oncore & Firstar Oncore Xtra	44,739	$11.001805	$492,212	1.40%	3.16%	1.31%
Oncore Lite	4,733	$11.001805	$52,075	1.40%	3.16%	1.31%

	130,053		$1,432,529

2004
Oncore & Firstar Oncore Flex	7,338	$10.607514	$77,837	1.50%	9.57%	0.72%
Oncore & Firstar Oncore Value	6,254	$10.959703	$68,545	0.90%	10.23%	0.85%
Oncore & Firstar Oncore Premier	92,775	$10.665247	$989,464	1.40%	9.68%	0.74%
Oncore & Firstar Oncore Xtra	48,168	$10.665247	$513,725	1.40%	9.68%	0.74%
Oncore Lite	4,881	$10.665247	$52,054	1.40%	9.68%	0.74%

	159,416		$1,701,625

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

AllianceBernstein Variable Series Product Fund, Inc. — Class B: (continued)
Growth & Income Subaccount (continued)
2003
Oncore & Firstar Oncore Flex	8,265	$9.680716	$80,015	1.50%	30.23%	0.80%
Oncore & Firstar Oncore Value	9,831	$9.942851	$97,749	0.90%	31.01%	0.91%
Oncore & Firstar Oncore Premier	102,467	$9.723783	$996,355	1.40%	30.36%	0.82%
Oncore & Firstar Oncore Xtra	44,288	$9.723783	$430,650	1.40%	30.36%	0.82%
Oncore Lite	4,712	$9.723783	$45,818	1.40%	30.36%	0.82%

	169,563		$1,650,587

Small Cap Growth Subaccount
2007
Oncore & Firstar Oncore Premier	6,077	$16.134106	$98,060	1.40%	12.12%	0.00%
Oncore Xtra	1,339	$16.134106	$21,597	1.40%	12.12%	0.00%

	7,416		$119,657

2006
Oncore & Firstar Oncore Value	1,144	$14.934115	$17,086	0.90%	9.52%	0.00%
Oncore & Firstar Oncore Premier	8,282	$14.390162	$119,175	1.40%	8.98%	0.00%
Oncore Xtra	1,348	$14.390162	$19,394	1.40%	8.98%	0.00%

	10,774		$155,655

2005
Oncore & Firstar Oncore Value	1,693	$13.635838	$23,091	0.90%	3.92%	0.00%
Oncore & Firstar Oncore Premier	13,925	$13.204143	$183,871	1.40%	3.41%	0.00%
Oncore Xtra	1,365	$13.204143	$18,010	1.40%	3.41%	0.00%

	16,983		$224,972

2004
Oncore & Firstar Oncore Value	1,668	$13.120908	$21,888	0.90%	13.36%	0.00%
Oncore & Firstar Oncore Premier	16,273	$12.768290	$207,768	1.40%	12.80%	0.00%
Oncore Xtra	1,735	$12.768290	$22,156	1.40%	12.80%	0.00%

	19,676		$251,812

2003
Oncore & Firstar Oncore Value	1,766	$11.574351	$20,439	0.90%	47.35%	0.00%
Oncore & Firstar Oncore Premier	20,043	$11.319260	$226,879	1.40%	46.62%	0.00%
Oncore Xtra	2,116	$11.319260	$23,951	1.40%	46.62%	0.00%

	23,925		$271,269

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2007
Top Tradition	3,463	$12.681684	$43,916	1.10%	1.13%	0.00%
Top Plus	290	$12.837514	$3,717	0.90%	1.33%	0.00%
Top Spectrum	268	$15.668310	$4,195	1.40%	0.83%	0.00%
Top Explorer	3,085	$12.528022	$38,647	1.30%	0.93%	0.00%
Oncore Flex	26,150	$12.376474	$323,641	1.50%	0.73%	0.00%
Oncore & Firstar Oncore Value	48,398	$12.837514	$621,310	0.90%	1.33%	0.00%
Oncore & Firstar Oncore Premier	89,487	$12.451903	$1,114,300	1.40%	0.83%	0.00%
Oncore & Firstar Oncore Xtra	57,056	$12.451903	$710,450	1.40%	0.83%	0.00%
Oncore & Firstar Oncore Lite	104,674	$12.451903	$1,303,388	1.40%	0.83%	0.00%
Oncore Ultra	5,400	$12.451903	$67,246	1.40%	0.83%	0.00%

	338,271		$4,230,810

2006
Top Tradition	2,506	$12.539731	$31,428	1.10%	11.70%	0.00%
Top Plus	241	$12.668542	$3,047	0.90%	11.93%	0.00%
Investar Vision & Top Spectrum	6,065	$15.539169	$94,251	1.40%	11.37%	0.00%
Top Explorer	2,263	$12.412427	$28,088	1.30%	11.48%	0.00%
Oncore Flex	967	$12.286635	$11,878	1.50%	11.27%	0.00%
Oncore & Firstar Oncore Value	50,574	$12.668542	$640,702	0.90%	11.93%	0.00%
Oncore & Firstar Oncore Premier	76,140	$12.349275	$940,286	1.40%	11.37%	0.00%
Oncore & Firstar Oncore Xtra	47,922	$12.349275	$591,797	1.40%	11.37%	0.00%
Oncore & Firstar Oncore Lite	54,284	$12.349275	$670,367	1.40%	11.37%	0.00%
Oncore Ultra	1,597	$12.349275	$19,719	1.40%	17.39%	0.00%	8/7/06

	242,559		$3,031,563

2005
Top Tradition	2,664	$11.225808	$29,907	1.10%	3.89%	0.00%
Top Plus	571	$11.318722	$6,457	0.90%	4.10%	0.00%
Investar Vision & Top Spectrum	6,065	$13.952143	$84,625	1.40%	3.58%	0.00%
Top Explorer	10,246	$11.133753	$114,072	1.30%	3.69%	0.00%
Oncore & Firstar Oncore Value	49,231	$11.318722	$557,234	0.90%	4.10%	0.00%
Oncore & Firstar Oncore Premier	77,781	$11.088033	$862,434	1.40%	3.58%	0.00%
Oncore & Firstar Oncore Xtra	58,523	$11.088033	$648,905	1.40%	3.58%	0.00%
Oncore & Firstar Oncore Lite	39,581	$11.088033	$438,878	1.40%	3.58%	0.00%

	244,662		$2,742,512

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
New Discovery Subaccount (continued)
2004
Top Tradition	4,849	$10.805330	$52,395	1.10%	5.05%	0.00%
Top Plus	571	$10.873273	$6,203	0.90%	5.26%	0.00%
Investar Vision & Top Spectrum	6,065	$13.469273	$81,696	1.40%	4.74%	0.00%
Top Explorer	10,550	$10.737853	$113,280	1.30%	4.84%	0.00%
Oncore & Firstar Oncore Flex	1,454	$10.670943	$15,519	1.50%	4.64%	0.00%
Oncore & Firstar Oncore Value	19,767	$10.873273	$214,928	0.90%	5.26%	0.00%
Oncore & Firstar Oncore Premier	83,654	$10.704295	$895,461	1.40%	4.74%	0.00%
Oncore & Firstar Oncore Xtra	54,972	$10.704295	$588,439	1.40%	4.74%	0.00%
Oncore & Firstar Oncore Lite	41,765	$10.704295	$447,063	1.40%	4.74%	0.00%

	223,647		$2,414,984

2003
Top Tradition	7,421	$10.285838	$76,332	1.10%	31.98%	0.00%
Top Plus	571	$10.329989	$5,893	0.90%	32.24%	0.00%
Investar Vision & Top Spectrum	832	$12.859907	$10,698	1.40%	31.59%	0.00%
Top Explorer	9,663	$10.241899	$98,964	1.30%	31.72%	0.00%
Oncore & Firstar Oncore Flex	1,455	$10.198239	$14,834	1.50%	31.46%	0.00%
Oncore & Firstar Oncore Value	24,472	$10.329989	$252,796	0.90%	32.24%	0.00%
Oncore & Firstar Oncore Premier	110,180	$10.220014	$1,126,064	1.40%	31.59%	0.00%
Oncore & Firstar Oncore Xtra	43,538	$10.220014	$444,956	1.40%	31.59%	0.00%
Oncore & Firstar Oncore Lite	33,090	$10.220014	$338,178	1.40%	31.59%	0.00%

	231,222		$2,368,715

Investors Growth Stock Subaccount
2007
Top Tradition	4,086	$12.031833	$49,166	1.10%	9.81%	0.09%
Top Plus	4,127	$12.179685	$50,263	0.90%	10.03%	0.11%
Top Explorer	1,481	$11.886051	$17,602	1.30%	9.59%	0.08%
Oncore Flex	2,328	$11.742244	$27,341	1.50%	9.38%	0.08%
Oncore Value	65,982	$12.179685	$803,646	0.90%	10.03%	0.08%
Oncore & Firstar Oncore Premier	104,535	$11.813853	$1,234,952	1.40%	9.48%	0.09%
Oncore & Firstar Oncore Xtra	196,951	$11.813853	$2,326,749	1.40%	9.48%	0.09%
Oncore & Firstar Oncore Lite	87,802	$11.813853	$1,037,275	1.40%	9.48%	0.09%
Oncore Ultra	2,162	$11.813853	$25,540	1.40%	9.48%	0.09%

	469,454		$5,572,534

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Investors Growth Stock Subaccount (continued)
2006
Top Tradition	2,060	$10.956952	$22,576	1.10%	6.14%	0.00%
Top Plus	3,866	$11.069521	$42,790	0.90%	6.35%	0.00%
Top Explorer	1,563	$10.845711	$16,957	1.30%	5.93%	0.00%
Oncore Flex	2,331	$10.735763	$25,026	1.50%	5.72%	0.00%
Oncore Value	52,228	$11.069521	$578,140	0.90%	6.35%	0.00%
Oncore & Firstar Oncore Premier	126,187	$10.790536	$1,361,614	1.40%	5.83%	0.00%
Oncore & Firstar Oncore Xtra	184,333	$10.790536	$1,989,054	1.40%	5.83%	0.00%
Oncore & Firstar Oncore Lite	72,462	$10.790536	$781,903	1.40%	5.83%	0.00%
Oncore Ultra	771	$10.790536	$8,324	1.40%	11.30%	0.00%	8/7/06

	445,801		$4,826,384

2005
Top Tradition	2,307	$10.323124	$23,818	1.10%	3.10%	0.16%
Top Plus	6,523	$10.408592	$67,898	0.90%	3.30%	0.15%
Top Explorer	2,544	$10.238472	$26,051	1.30%	2.89%	0.11%
Oncore Flex	2,334	$10.154653	$23,702	1.50%	2.69%	0.15%
Oncore & Firstar Oncore Value	49,450	$10.408592	$514,706	0.90%	3.30%	0.12%
Oncore & Firstar Oncore Premier	144,380	$10.196440	$1,472,160	1.40%	2.79%	0.14%
Oncore & Firstar Oncore Xtra	193,837	$10.196440	$1,976,449	1.40%	2.79%	0.14%
Oncore & Firstar Oncore Lite	44,799	$10.196440	$456,783	1.40%	2.79%	0.14%

	446,174		$4,561,567

2004
Top Tradition	4,968	$10.013159	$49,749	1.10%	7.80%	0.00%
Top Plus	6,338	$10.076135	$63,860	0.90%	8.01%	0.00%
Top Explorer	1,451	$9.950631	$14,434	1.30%	7.58%	0.00%
Oncore Flex	1,485	$9.888605	$14,686	1.50%	7.37%	0.00%
Oncore & Firstar Oncore Value	38,931	$10.076135	$392,269	0.90%	8.01%	0.00%
Oncore & Firstar Oncore Premier	160,946	$9.919542	$1,596,520	1.40%	7.48%	0.00%
Oncore & Firstar Oncore Xtra	147,730	$9.919542	$1,465,413	1.40%	7.48%	0.00%
Oncore & Firstar Oncore Lite	47,262	$9.919542	$468,813	1.40%	7.48%	0.00%

	409,111		$4,065,744

2003
Top Tradition	4,377	$9.288989	$40,661	1.10%	21.27%	0.00%
Top Plus	3,715	$9.328880	$34,654	0.90%	21.51%	0.00%
Top Explorer	1,954	$9.249306	$18,072	1.30%	21.03%	0.00%
Oncore Flex	387	$9.209858	$3,569	1.50%	20.79%	0.00%
Oncore Value	38,894	$9.328880	$362,839	0.90%	21.51%	0.00%
Oncore & Firstar Oncore Premier	97,785	$9.229545	$902,504	1.40%	20.91%	0.00%
Oncore & Firstar Oncore Xtra	92,928	$9.229545	$857,685	1.40%	20.91%	0.00%
Oncore & Firstar Oncore Lite	31,333	$9.229545	$289,192	1.40%	20.91%	0.00%

	271,373		$2,509,176

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Mid Cap Growth Subaccount
2007
Top Tradition	5,467	$10.589068	$57,886	1.10%	8.31%	0.00%
Top Plus	6,067	$10.719214	$65,035	0.90%	8.53%	0.00%
Investar Vision & Top Spectrum	983	$16.697336	$16,416	1.40%	7.99%	0.00%
Top Explorer	29,939	$10.460762	$313,186	1.30%	8.10%	0.00%
Oncore & Firstar Oncore Flex	22,908	$10.334185	$236,740	1.50%	7.88%	0.00%
Oncore & Firstar Oncore Value	412,365	$10.719214	$4,420,232	0.90%	8.53%	0.00%
Oncore & Firstar Oncore Premier	529,101	$10.397166	$5,501,147	1.40%	7.99%	0.00%
Oncore & Firstar Oncore Xtra	396,911	$10.397166	$4,126,749	1.40%	7.99%	0.00%
Oncore & Firstar Oncore Lite	1,168,055	$10.397166	$12,144,467	1.40%	7.99%	0.00%
Oncore Ultra	112,691	$10.397166	$1,171,664	1.40%	7.99%	0.00%
Oncore Wrap	176	$11.429880	$2,007	0.65%	8.80%	0.00%

	2,684,663		$28,055,529

2006
Top Tradition	7,718	$9.776518	$75,456	1.10%	1.19%	0.00%
Top Plus	7,385	$9.876987	$72,946	0.90%	1.39%	0.00%
Investar Vision & Top Spectrum	1,023	$15.462066	$15,815	1.40%	0.89%	0.00%
Top Explorer	28,329	$9.677244	$274,146	1.30%	0.99%	0.00%
Oncore & Firstar Oncore Flex	4,911	$9.579140	$47,047	1.50%	0.79%	0.00%
Oncore & Firstar Oncore Value	190,828	$9.876987	$1,884,802	0.90%	1.39%	0.00%
Oncore & Firstar Oncore Premier	357,007	$9.627990	$3,437,269	1.40%	0.89%	0.00%
Oncore & Firstar Oncore Xtra	188,960	$9.627990	$1,819,301	1.40%	0.89%	0.00%
Oncore & Firstar Oncore Lite	493,294	$9.627990	$4,749,430	1.40%	0.89%	0.00%
Oncore Ultra	39,056	$9.627990	$376,027	1.40%	9.09%	0.00%	8/7/06

	1,318,511		$12,752,239

2005
Top Tradition	8,035	$9.661860	$77,632	1.10%	1.74%	0.00%
Top Plus	7,619	$9.741876	$74,224	0.90%	1.94%	0.00%
Investar Vision & Top Spectrum	1,131	$15.325981	$17,334	1.40%	1.44%	0.00%
Top Explorer	30,195	$9.582619	$289,345	1.30%	1.54%	0.00%
Oncore Flex	2,640	$9.504178	$25,089	1.50%	1.34%	0.00%
Oncore & Firstar Oncore Value	50,988	$9.741876	$496,723	0.90%	1.94%	0.00%
Oncore & Firstar Oncore Premier	230,285	$9.543251	$2,197,664	1.40%	1.44%	0.00%
Oncore & Firstar Oncore Xtra	98,195	$9.543251	$937,103	1.40%	1.44%	0.00%
Oncore & Firstar Oncore Lite	69,956	$9.543251	$667,604	1.40%	1.44%	0.00%

	499,044		$4,782,718

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Mid Cap Growth Subaccount (continued)
2004
Top Tradition	9,905	$9.496516	$94,067	1.10%	13.13%	0.00%
Top Plus	6,140	$9.556262	$58,680	0.90%	13.36%	0.00%
Investar Vision & Top Spectrum	1,757	$15.108281	$26,538	1.40%	12.80%	0.00%
Top Explorer	15,501	$9.437194	$146,290	1.30%	12.91%	0.00%
Oncore & Firstar Oncore Flex	7,456	$9.378381	$69,921	1.50%	12.68%	0.00%
Oncore & Firstar Oncore Value	42,864	$9.556262	$409,622	0.90%	13.36%	0.00%
Oncore & Firstar Oncore Premier	237,675	$9.407690	$2,235,958	1.40%	12.80%	0.00%
Oncore & Firstar Oncore Xtra	119,645	$9.407690	$1,125,586	1.40%	12.80%	0.00%
Oncore & Firstar Oncore Lite	54,171	$9.407690	$509,628	1.40%	12.80%	0.00%

	495,114		$4,676,290

2003
Top Tradition	8,022	$8.394263	$67,335	1.10%	35.12%	0.00%
Top Plus	14,883	$8.430327	$125,468	0.90%	35.39%	0.00%
Top Explorer	6,691	$8.358381	$55,927	1.30%	34.86%	0.00%
Oncore & Firstar Oncore Flex	7,240	$8.322741	$60,260	1.50%	34.59%	0.00%
Oncore & Firstar Oncore Value	31,657	$8.430327	$266,876	0.90%	35.39%	0.00%
Oncore & Firstar Oncore Premier	163,533	$8.340512	$1,363,954	1.40%	34.72%	0.00%
Oncore & Firstar Oncore Xtra	69,757	$8.340512	$581,805	1.40%	34.72%	0.00%
Oncore & Firstar Oncore Lite	32,903	$8.340512	$274,426	1.40%	34.72%	0.00%

	334,686		$2,796,051

Total Return Subaccount
2007
Top Tradition	87,083	$13.939668	$1,213,911	1.10%	2.80%	2.38%
Top Plus	62,275	$14.110952	$878,757	0.90%	3.00%	2.57%
Investar Vision & Top Spectrum	25,460	$14.559673	$370,695	1.40%	2.49%	2.23%
Top Explorer	75,394	$13.770825	$1,038,237	1.30%	2.59%	2.37%
Oncore & Firstar Oncore Flex	133,610	$13.604245	$1,817,658	1.50%	2.39%	1.53%
Oncore & Firstar Oncore Value	800,532	$14.110952	$11,296,271	0.90%	3.00%	2.25%
Oncore & Firstar Oncore Premier	2,106,738	$13.687185	$28,835,315	1.40%	2.49%	2.32%
Oncore & Firstar Oncore Xtra	1,016,114	$13.687185	$13,907,745	1.40%	2.49%	2.32%
Oncore & Firstar Oncore Lite	1,350,696	$13.687185	$18,487,225	1.40%	2.49%	2.32%
Oncore Ultra	62,817	$13.687185	$859,783	1.40%	2.49%	2.32%

	5,720,719		$78,705,597

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount (continued)
2006
Top Tradition	90,029	$13.560219	$1,220,810	1.10%	10.41%	2.30%
Top Plus	82,282	$13.699522	$1,127,228	0.90%	10.63%	2.29%
Investar Vision & Top Spectrum	27,199	$14.205597	$386,384	1.40%	10.09%	2.33%
Top Explorer	81,353	$13.422599	$1,091,975	1.30%	10.19%	2.23%
Oncore & Firstar Oncore Flex	48,364	$13.286570	$642,589	1.50%	9.98%	2.20%
Oncore & Firstar Oncore Value	679,107	$13.699522	$9,303,437	0.90%	10.63%	2.11%
Oncore & Firstar Oncore Premier	2,227,641	$13.354330	$29,748,644	1.40%	10.09%	2.17%
Oncore & Firstar Oncore Xtra	1,135,745	$13.354330	$15,167,119	1.40%	10.09%	2.17%
Oncore & Firstar Oncore Lite	1,086,554	$13.354330	$14,510,198	1.40%	10.09%	2.17%
Oncore Ultra	16,815	$13.354330	$224,559	1.40%	8.08%	2.17%	8/7/06

	5,475,089		$73,422,943

2005
Top Tradition	123,025	$12.281462	$1,510,931	1.10%	1.48%	1.91%
Top Plus	110,150	$12.383129	$1,364,001	0.90%	1.69%	1.85%
Investar Vision & Top Spectrum	36,869	$12.904044	$475,760	1.40%	1.18%	1.72%
Top Explorer	98,575	$12.180780	$1,200,714	1.30%	1.28%	1.80%
Oncore & Firstar Oncore Flex	52,087	$12.081085	$629,264	1.50%	1.09%	2.01%
Oncore & Firstar Oncore Value	668,633	$12.383129	$8,279,765	0.90%	1.69%	1.72%
Oncore & Firstar Oncore Premier	2,562,775	$12.130767	$31,088,426	1.40%	1.18%	1.82%
Oncore & Firstar Oncore Xtra	1,389,861	$12.130767	$16,860,079	1.40%	1.18%	1.82%
Oncore & Firstar Oncore Lite	954,019	$12.130767	$11,572,998	1.40%	1.18%	1.82%

	5,995,994		$72,981,938

2004
Top Tradition	117,586	$12.101817	$1,423,003	1.10%	9.82%	1.48%
Top Plus	114,704	$12.177912	$1,396,858	0.90%	10.03%	1.52%
Investar Vision & Top Spectrum	28,501	$12.752922	$363,471	1.40%	9.49%	1.04%
Top Explorer	95,731	$12.026280	$1,151,292	1.30%	9.60%	1.45%
Oncore & Firstar Oncore Flex	64,564	$11.951339	$771,621	1.50%	9.38%	1.52%
Oncore & Firstar Oncore Value	463,212	$12.177912	$5,640,952	0.90%	10.03%	1.43%
Oncore & Firstar Oncore Premier	2,269,205	$11.988710	$27,204,845	1.40%	9.49%	1.48%
Oncore & Firstar Oncore Xtra	1,424,045	$11.988710	$17,072,462	1.40%	9.49%	1.48%
Oncore & Firstar Oncore Lite	699,452	$11.988710	$8,385,524	1.40%	9.49%	1.48%

	5,277,000		$63,410,028

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount (continued)
2003
Top Tradition	104,144	$11.020053	$1,147,670	1.10%	14.74%	1.54%
Top Plus	97,808	$11.067354	$1,082,480	0.90%	14.97%	1.76%
Investar Vision & Top Spectrum	8,712	$11.647527	$101,470	1.40%	14.40%	1.49%
Top Explorer	80,644	$10.972988	$884,901	1.30%	14.52%	1.60%
Oncore & Firstar Oncore Flex	72,156	$10.926217	$788,388	1.50%	14.29%	1.24%
Oncore & Firstar Oncore Value	321,878	$11.067354	$3,562,335	0.90%	14.97%	1.45%
Oncore & Firstar Oncore Premier	1,838,602	$10.949550	$20,131,879	1.40%	14.40%	1.40%
Oncore & Firstar Oncore Xtra	1,010,353	$10.949550	$11,062,910	1.40%	14.40%	1.40%
Oncore & Firstar Oncore Lite	351,659	$10.949550	$3,850,511	1.40%	14.40%	1.40%

	3,885,956		$42,612,544

First American Insurance Portfolios, Inc. (Class IB) (note 4):
Corporate Bond Subaccount
2003
Investar Vision & Top Spectrum	53,559	$12.851835	$688,329	1.40%	6.54%	3.67%
Firstar Oncore Flex	1,462	$12.171651	$17,792	1.50%	6.44%	3.70%
Firstar Oncore Value	1,451	$12.531629	$18,186	0.90%	7.07%	3.98%
Firstar Oncore Premier	59,269	$12.230767	$724,910	1.40%	6.54%	4.25%
Firstar Oncore Xtra	63,146	$12.230767	$772,326	1.40%	6.54%	4.25%
Firstar Oncore Lite	50,022	$12.230767	$611,805	1.40%	6.54%	4.25%

	228,909		$2,833,348

Equity Income Subaccount
2003
Investar Vision & Top Spectrum	309,372	$13.986596	$4,327,059	1.40%	24.92%	1.67%
Firstar Oncore Flex	11,011	$9.267727	$102,048	1.50%	24.80%	1.75%
Firstar Oncore Value	48,399	$9.541858	$461,815	0.90%	25.54%	1.70%
Firstar Oncore Premier	408,713	$9.312748	$3,806,249	1.40%	24.92%	1.89%
Firstar Oncore Xtra	197,781	$9.312748	$1,841,880	1.40%	24.92%	1.89%
Firstar Oncore Lite	72,131	$9.312748	$671,740	1.40%	24.92%	1.89%

	1,047,407		$11,210,791

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2007
Top I	367	$10.986548	$4,037	1.10%	9.46%	4.83%
Top Tradition	66,093	$13.635395	$901,200	1.10%	9.46%	4.65%
Top Plus	42,244	$13.782516	$582,230	0.90%	9.68%	4.55%
Investar Vision & Top Spectrum	5,607	$13.418119	$75,233	1.40%	9.13%	4.64%
Top Explorer	61,305	$13.490184	$827,010	1.30%	9.24%	4.54%
Oncore & Firstar Oncore Flex	50,979	$13.346672	$680,398	1.50%	9.02%	4.71%
Oncore & Firstar Oncore Value	2,981,292	$13.782516	$41,089,703	0.90%	9.68%	4.69%
Oncore & Firstar Oncore Premier	3,786,391	$13.418119	$50,806,258	1.40%	9.13%	4.67%
Oncore & Firstar Oncore Xtra	3,377,056	$13.418119	$45,313,733	1.40%	9.13%	4.67%
Oncore & Firstar Oncore Lite	5,234,092	$13.418119	$70,231,675	1.40%	9.13%	4.67%
Oncore Ultra	107,688	$13.418119	$1,444,970	1.40%	9.13%	4.67%
Oncore Wrap	1,571	$10.866893	$17,068	0.65%	9.95%	4.64%

	15,714,685		$211,973,515

2006
Top I	268	$10.037231	$2,685	1.10%	–0.38%	4.14%
Top Tradition	75,554	$12.457193	$941,185	1.10%	–0.38%	4.18%
Top Plus	73,608	$12.566552	$924,994	0.90%	–0.18%	4.35%
Investar Vision & Top Spectrum	7,567	$12.295258	$93,032	1.40%	–0.67%	4.20%
Top Explorer	122,592	$12.349018	$1,513,894	1.30%	–0.57%	4.40%
Oncore & Firstar Oncore Flex	31,833	$12.241908	$389,695	1.50%	–0.77%	4.09%
Oncore & Firstar Oncore Value	2,654,325	$12.566552	$33,355,708	0.90%	–0.18%	4.32%
Oncore & Firstar Oncore Premier	4,045,717	$12.295258	$49,743,160	1.40%	–0.67%	4.26%
Oncore & Firstar Oncore Xtra	3,363,850	$12.295258	$41,359,399	1.40%	–0.67%	4.26%
Oncore & Firstar Oncore Lite	4,989,096	$12.295258	$61,342,225	1.40%	–0.67%	4.26%
Oncore Ultra	12,426	$12.295258	$152,781	1.40%	–1.18%	4.26%	8/7/06

	15,376,836		$189,818,758

2005
Top Tradition	74,919	$12.504455	$936,817	1.10%	0.99%	2.79%
Top Plus	52,018	$12.589324	$654,871	0.90%	1.19%	2.74%
Investar Vision & Top Spectrum	7,103	$12.378441	$87,921	1.40%	0.69%	2.64%
Top Explorer	68,471	$12.420313	$850,426	1.30%	0.79%	2.70%
Oncore & Firstar Oncore Flex	41,815	$12.336855	$515,866	1.50%	0.59%	2.53%
Oncore & Firstar Oncore Value	1,679,093	$12.589324	$21,138,648	0.90%	1.19%	3.00%
Oncore & Firstar Oncore Premier	3,082,173	$12.378441	$38,152,497	1.40%	0.69%	2.90%
Oncore & Firstar Oncore Xtra	2,768,850	$12.378441	$34,274,050	1.40%	0.69%	2.90%
Oncore & Firstar Oncore Lite	3,648,614	$12.378441	$45,164,164	1.40%	0.69%	2.90%

	11,423,056		$141,775,260

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Real Return Subaccount (continued)
2004
Top Tradition	57,850	$12.381890	$716,297	1.10%	7.73%	0.95%
Top Plus	41,648	$12.441318	$518,155	0.90%	7.94%	0.95%
Investar Vision & Top Spectrum	6,996	$12.293387	$85,999	1.40%	7.41%	0.95%
Top Explorer	65,261	$12.322822	$804,197	1.30%	7.52%	1.01%
Oncore & Firstar Oncore Flex	50,207	$12.264135	$615,750	1.50%	7.30%	0.97%
Oncore & Firstar Oncore Value	561,294	$12.441318	$6,983,237	0.90%	7.94%	1.16%
Oncore & Firstar Oncore Premier	1,548,335	$12.293387	$19,034,280	1.40%	7.41%	1.06%
Oncore & Firstar Oncore Xtra	1,657,418	$12.293387	$20,375,283	1.40%	7.41%	1.06%
Oncore & Firstar Oncore Lite	1,317,123	$12.293387	$16,191,902	1.40%	7.41%	1.06%

	5,306,132		$65,325,100

2003
Top Tradition	60,928	$11.493370	$700,273	1.10%	7.67%	2.71%
Top Plus	40,178	$11.525641	$463,080	0.90%	7.88%	2.23%
Investar Vision & Top Spectrum	5,612	$11.445189	$64,228	1.40%	7.35%	2.41%
Top Explorer	47,963	$11.461227	$549,719	1.30%	7.46%	2.61%
Oncore & Firstar Oncore Flex	48,829	$11.429238	$558,075	1.50%	7.25%	2.41%
Oncore & Firstar Oncore Value	174,108	$11.525641	$2,006,709	0.90%	7.88%	2.16%
Oncore & Firstar Oncore Premier	993,812	$11.445189	$11,374,353	1.40%	7.35%	2.34%
Oncore & Firstar Oncore Xtra	762,023	$11.445189	$8,721,501	1.40%	7.35%	2.34%
Oncore & Firstar Oncore Lite	463,243	$11.445189	$5,301,900	1.40%	7.35%	2.34%

	2,596,696		$29,739,838

Total Return Subaccount
2007
Top I	133	$11.213583	$1,493	1.10%	7.57%	4.64%
Top Tradition	62,116	$12.592535	$782,194	1.10%	7.57%	4.62%
Top Plus	43,433	$12.728410	$552,833	0.90%	7.79%	4.69%
Investar Vision & Top Spectrum	1,896	$12.391894	$23,493	1.40%	7.25%	4.57%
Top Explorer	63,673	$12.458408	$793,262	1.30%	7.36%	4.69%
Oncore & Firstar Oncore Flex	245,216	$12.325867	$3,022,496	1.50%	7.15%	4.85%
Oncore & Firstar Oncore Value	5,235,746	$12.728410	$66,642,722	0.90%	7.79%	4.89%
Oncore & Firstar Oncore Premier	5,734,503	$12.391894	$71,061,364	1.40%	7.25%	4.81%
Oncore & Firstar Oncore Xtra	5,540,521	$12.391894	$68,657,543	1.40%	7.25%	4.81%
Oncore & Firstar Oncore Lite	12,222,703	$12.391894	$151,462,444	1.40%	7.25%	4.81%
Oncore Ultra	1,124,591	$12.391894	$13,935,810	1.40%	7.25%	4.81%
Oncore Wrap	8,794	$10.817213	$95,130	0.65%	8.06%	5.19%

	30,283,325		$377,030,784

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Total Return Subaccount (continued)
2006
Top I	133	$10.424276	$1,388	1.10%	2.72%	4.29%
Top Tradition	59,001	$11.706171	$690,678	1.10%	2.72%	4.29%
Top Plus	40,019	$11.808941	$472,584	0.90%	2.93%	4.25%
Investar Vision & Top Spectrum	2,467	$11.554016	$28,503	1.40%	2.42%	4.04%
Top Explorer	52,289	$11.604508	$606,790	1.30%	2.52%	4.25%
Oncore & Firstar Oncore Flex	87,231	$11.503847	$1,003,487	1.50%	2.32%	5.06%
Oncore & Firstar Oncore Value	1,377,798	$11.808941	$16,270,338	0.90%	2.93%	4.57%
Oncore & Firstar Oncore Premier	3,345,505	$11.554016	$38,654,026	1.40%	2.42%	4.48%
Oncore & Firstar Oncore Xtra	2,879,631	$11.554016	$33,271,299	1.40%	2.42%	4.48%
Oncore & Firstar Oncore Lite	3,826,908	$11.554016	$44,216,152	1.40%	2.42%	4.48%
Oncore Ultra	272,486	$11.554016	$3,148,304	1.40%	2.16%	4.48%	8/7/06

	11,943,468		$138,363,549

2005
Top Tradition	47,776	$11.395691	$544,444	1.10%	1.34%	3.44%
Top Plus	41,173	$11.473039	$472,379	0.90%	1.54%	3.41%
Investar Vision & Top Spectrum	7,338	$11.280852	$82,773	1.40%	1.04%	3.65%
Top Explorer	50,501	$11.319001	$571,620	1.30%	1.14%	3.36%
Oncore & Firstar Oncore Flex	17,516	$11.242927	$196,931	1.50%	0.94%	3.31%
Oncore & Firstar Oncore Value	429,164	$11.473039	$4,923,818	0.90%	1.54%	3.52%
Oncore & Firstar Oncore Premier	1,678,924	$11.280852	$18,939,688	1.40%	1.04%	3.47%
Oncore & Firstar Oncore Xtra	1,413,795	$11.280852	$15,948,814	1.40%	1.04%	3.47%
Oncore & Firstar Oncore Lite	1,243,220	$11.280852	$14,024,590	1.40%	1.04%	3.47%

	4,929,407		$55,705,057

2004
Top Tradition	38,222	$11.244848	$429,797	1.10%	3.75%	1.88%
Top Plus	38,494	$11.298824	$434,937	0.90%	3.95%	1.89%
Investar Vision & Top Spectrum	2,058	$11.164475	$22,976	1.40%	3.44%	1.83%
Top Explorer	49,501	$11.191194	$553,977	1.30%	3.54%	1.85%
Oncore & Firstar Oncore Flex	20,424	$11.137894	$227,484	1.50%	3.34%	1.89%
Oncore & Firstar Oncore Value	275,893	$11.298824	$3,117,269	0.90%	3.95%	1.88%
Oncore & Firstar Oncore Premier	1,174,175	$11.164475	$13,109,046	1.40%	3.44%	1.90%
Oncore & Firstar Oncore Xtra	1,196,240	$11.164475	$13,355,390	1.40%	3.44%	1.90%
Oncore & Firstar Oncore Lite	885,944	$11.164475	$9,891,103	1.40%	3.44%	1.90%

	3,680,951		$41,141,979

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Total Return Subaccount (continued)
2003
Top Tradition	30,940	$10.838704	$335,348	1.10%	3.90%	2.75%
Top Plus	33,227	$10.869124	$361,153	0.90%	4.11%	2.64%
Investar Vision & Top Spectrum	2,505	$10.793274	$27,032	1.40%	3.59%	2.79%
Top Explorer	49,708	$10.808385	$537,265	1.30%	3.70%	2.69%
Oncore & Firstar Oncore Flex	17,528	$10.778221	$188,923	1.50%	3.49%	2.81%
Oncore & Firstar Oncore Value	203,238	$10.869124	$2,209,014	0.90%	4.11%	2.77%
Oncore & Firstar Oncore Premier	768,632	$10.793274	$8,296,065	1.40%	3.59%	2.75%
Oncore & Firstar Oncore Xtra	997,250	$10.793274	$10,763,590	1.40%	3.59%	2.75%
Oncore & Firstar Oncore Lite	518,535	$10.793274	$5,596,691	1.40%	3.59%	2.75%

	2,621,563		$28,315,081

Global Bond Subaccount
2007
Top Tradition	20,178	$13.740471	$277,261	1.10%	8.55%	3.21%
Top Plus	2,635	$13.888722	$36,598	0.90%	8.76%	3.09%
Investar Vision & Top Spectrum	1,556	$13.521529	$21,041	1.40%	8.22%	3.29%
Top Explorer	14,957	$13.594097	$203,324	1.30%	8.33%	3.22%
Oncore Flex	27,914	$13.449508	$375,424	1.50%	8.12%	3.39%
Oncore & Firstar Oncore Value	437,377	$13.888722	$6,074,608	0.90%	8.76%	3.29%
Oncore & Firstar Oncore Premier	352,143	$13.521529	$4,761,504	1.40%	8.22%	3.31%
Oncore & Firstar Oncore Xtra	585,367	$13.521529	$7,915,053	1.40%	8.22%	3.31%
Oncore & Firstar Oncore Lite	850,296	$13.521529	$11,497,306	1.40%	8.22%	3.31%
Oncore Ultra	35,617	$13.521529	$481,600	1.40%	8.22%	3.31%
Oncore Wrap	493	$10.933659	$5,395	0.65%	9.03%	3.50%

	2,328,533		$31,649,114

2006
Top Tradition	22,023	$12.658636	$278,778	1.10%	3.51%	3.28%
Top Plus	6,803	$12.769755	$86,872	0.90%	3.72%	3.56%
Investar Vision & Top Spectrum	1,342	$12.494102	$16,769	1.40%	3.21%	3.23%
Top Explorer	13,689	$12.548684	$171,785	1.30%	3.31%	3.27%
Oncore Flex	10,486	$12.439870	$130,440	1.50%	3.11%	3.46%
Oncore & Firstar Oncore Value	296,361	$12.769755	$3,784,462	0.90%	3.72%	3.31%
Oncore & Firstar Oncore Premier	319,339	$12.494102	$3,989,857	1.40%	3.21%	3.32%
Oncore & Firstar Oncore Xtra	396,960	$12.494102	$4,959,657	1.40%	3.21%	3.32%
Oncore & Firstar Oncore Lite	431,636	$12.494102	$5,392,906	1.40%	3.21%	3.32%
Oncore Ultra	5,156	$12.494102	$64,416	1.40%	0.59%	3.32%	8/7/06

	1,503,795		$18,875,942

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount (continued)
2005
Top Tradition	17,154	$12.228882	$209,779	1.10%	–7.64%	2.51%
Top Plus	2,779	$12.311876	$34,216	0.90%	–7.45%	2.27%
Investar Vision & Top Spectrum	1,362	$12.105658	$16,485	1.40%	–7.91%	2.51%
Top Explorer	13,458	$12.146562	$163,466	1.30%	–7.82%	2.46%
Oncore Flex	4,754	$12.064953	$57,358	1.50%	–8.00%	2.51%
Oncore & Firstar Oncore Value	195,504	$12.311876	$2,407,016	0.90%	–7.45%	2.66%
Oncore & Firstar Oncore Premier	206,521	$12.105658	$2,500,074	1.40%	–7.91%	2.57%
Oncore & Firstar Oncore Xtra	327,971	$12.105658	$3,970,304	1.40%	–7.91%	2.57%
Oncore & Firstar Oncore Lite	232,808	$12.105658	$2,818,295	1.40%	–7.91%	2.57%

	1,002,311		$12,176,993

2004
Top Tradition	15,010	$13.239901	$198,736	1.10%	9.40%	1.83%
Top Plus	6,872	$13.303437	$91,416	0.90%	9.61%	1.84%
Investar Vision & Top Spectrum	1,030	$13.145307	$13,535	1.40%	9.07%	1.82%
Top Explorer	13,258	$13.176725	$174,700	1.30%	9.18%	1.86%
Oncore Flex	3,656	$13.113999	$47,946	1.50%	8.96%	1.84%
Oncore & Firstar Oncore Value	81,063	$13.303437	$1,078,420	0.90%	9.61%	1.88%
Oncore & Firstar Oncore Premier	133,027	$13.145307	$1,748,688	1.40%	9.07%	1.87%
Oncore & Firstar Oncore Xtra	218,689	$13.145307	$2,874,731	1.40%	9.07%	1.87%
Oncore & Firstar Oncore Lite	123,337	$13.145307	$1,621,300	1.40%	9.07%	1.87%

	595,942		$7,849,472

2003
Top Tradition	12,396	$12.102667	$150,024	1.10%	13.19%	1.87%
Top Plus	5,227	$12.136628	$63,443	0.90%	13.42%	1.94%
Top Spectrum	914	$12.051967	$11,021	1.40%	12.86%	2.53%
Top Explorer	8,281	$12.068818	$99,943	1.30%	12.97%	1.85%
Oncore & Firstar Oncore Flex	3,159	$12.035152	$38,017	1.50%	12.75%	2.16%
Oncore & Firstar Oncore Value	48,795	$12.136628	$592,211	0.90%	13.42%	2.06%
Oncore & Firstar Oncore Premier	96,298	$12.051967	$1,160,572	1.40%	12.86%	2.12%
Oncore & Firstar Oncore Xtra	140,630	$12.051967	$1,694,868	1.40%	12.86%	2.12%
Oncore & Firstar Oncore Lite	103,003	$12.051967	$1,241,383	1.40%	12.86%	2.12%

	418,703		$5,051,482

Calvert Variable Series, Inc.:
Social Equity Subaccount
2007
Top Tradition	15,967	$8.686641	$138,699	1.10%	8.79%	0.00%
Top Plus	3,967	$8.877902	$35,217	0.90%	9.00%	0.00%
Investar Vision	246	$8.672105	$2,133	1.40%	8.46%	0.00%
Top Explorer	21,056	$9.073375	$191,048	1.30%	8.57%	0.00%

	41,236		$367,097

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Calvert Variable Series, Inc.: (continued)
Social Equity Subaccount (continued)
2006
Top Tradition	16,038	$7.985040	$128,064	1.10%	8.86%	0.00%
Top Plus	6,275	$8.144605	$51,109	0.90%	9.08%	0.00%
Top Explorer	28,733	$8.357120	$240,122	1.30%	8.65%	0.00%

	51,046		$419,295

2005
Top Tradition	17,644	$7.335001	$129,422	1.10%	3.41%	0.05%
Top Plus	7,136	$7.466812	$53,284	0.90%	3.61%	0.05%
Top Explorer	34,010	$7.691931	$261,597	1.30%	3.21%	0.06%

	58,790		$444,303

2004
Top Tradition	18,932	$7.093183	$134,289	1.10%	5.99%	0.08%
Top Plus	7,858	$7.206401	$56,626	0.90%	6.20%	0.07%
Top Explorer	35,436	$7.452996	$264,105	1.30%	5.78%	0.07%

	62,226		$455,020

2003
Top Tradition	19,291	$6.692392	$129,106	1.10%	16.96%	0.02%	5/2/03
Top Plus	10,620	$6.785729	$72,066	0.90%	17.11%	0.02%	5/2/03
Top Explorer	40,997	$7.045823	$288,856	1.30%	16.80%	0.02%	5/2/03

	70,908		490,028

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2007
Top Tradition	3,349	$15.191304	$50,879	1.10%	5.68%	1.33%
Top Explorer	6,724	$15.051804	$101,202	1.30%	5.47%	1.13%
Oncore Flex	56,182	$14.913728	$837,884	1.50%	5.26%	0.24%
Oncore & Firstar Oncore Value	73,473	$15.332459	$1,126,522	0.90%	5.89%	1.18%
Oncore & Firstar Oncore Premier	160,177	$14.982507	$2,399,852	1.40%	5.37%	1.31%
Oncore & Firstar Oncore Xtra	148,186	$14.982507	$2,220,200	1.40%	5.37%	1.31%
Oncore & Firstar Oncore Lite	260,757	$14.982507	$3,906,798	1.40%	5.37%	1.31%
Oncore Ultra	1,297	$14.982507	$19,430	1.40%	5.37%	1.31%

	710,145		$10,662,767

2006
Top Tradition	3,747	$14.374427	$53,864	1.10%	14.95%	1.37%
Top Explorer	5,513	$14.270734	$78,673	1.30%	14.72%	1.02%
Oncore & Firstar Oncore Flex	2,185	$14.167917	$30,957	1.50%	14.49%	1.27%
Oncore & Firstar Oncore Value	60,389	$14.479107	$874,385	0.90%	15.17%	1.29%
Oncore & Firstar Oncore Premier	159,183	$14.219150	$2,263,443	1.40%	14.61%	1.27%
Oncore & Firstar Oncore Xtra	141,608	$14.219150	$2,013,540	1.40%	14.61%	1.27%
Oncore & Firstar Oncore Lite	257,849	$14.219150	$3,666,391	1.40%	14.61%	1.27%

	630,474		$8,981,253

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dreyfus Variable Investment Fund — Service Shares: (continued)
Appreciation Subaccount (continued)
2005
Top Tradition	3,560	$12.505328	$44,514	1.10%	2.99%	0.00%
Top Explorer	2,041	$12.439582	$25,386	1.30%	2.79%	0.00%
Oncore & Firstar Oncore Flex	1,913	$12.374283	$23,669	1.50%	2.58%	0.00%
Oncore & Firstar Oncore Value	49,666	$12.571534	$624,374	0.90%	3.19%	0.00%
Oncore & Firstar Oncore Premier	161,502	$12.406830	$2,003,726	1.40%	2.68%	0.00%
Oncore & Firstar Oncore Xtra	144,433	$12.406830	$1,791,960	1.40%	2.68%	0.00%
Oncore & Firstar Oncore Lite	192,509	$12.406830	$2,388,441	1.40%	2.68%	0.00%

	555,624		$6,902,070

2004
Top Tradition	2,964	$12.142541	$35,992	1.10%	3.65%	1.84%
Top Explorer	1,914	$12.102515	$23,164	1.30%	3.45%	2.07%
Oncore Flex	410	$12.062701	$4,942	1.50%	3.24%	1.78%
Oncore & Firstar Oncore Value	32,155	$12.182745	$391,736	0.90%	3.86%	1.54%
Oncore & Firstar Oncore Premier	137,799	$12.082562	$1,664,964	1.40%	3.35%	1.96%
Oncore & Firstar Oncore Xtra	111,546	$12.082562	$1,347,762	1.40%	3.35%	1.96%
Oncore & Firstar Oncore Lite	159,129	$12.082562	$1,922,688	1.40%	3.35%	1.96%

	445,917		$5,391,248

2003
Top Tradition	1,874	$11.714615	$21,957	1.10%	17.15%	6.38%	5/1/03
Top Explorer	554	$11.699161	$6,481	1.30%	16.99%	6.70%	5/1/03
Oncore Flex	74	$11.683757	$860	1.50%	16.84%	5.37%	5/1/03
Oncore & Firstar Oncore Value	14,079	$11.730095	$165,142	0.90%	17.30%	5.85%	5/1/03
Oncore & Firstar Oncore Premier	38,966	$11.691446	$455,579	1.40%	16.91%	5.42%	5/1/03
Oncore & Firstar Oncore Xtra	57,055	$11.691446	$667,056	1.40%	16.91%	5.42%	5/1/03
Oncore & Firstar Oncore Lite	33,538	$11.691446	$392,105	1.40%	16.91%	5.42%	5/1/03

	146,140		$1,709,180

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund:
Small-Cap Subaccount
2007
Top I	4,554	$11.419865	$52,003	1.10%	–3.21%	0.05%
Top Tradition	116,002	$20.532740	$2,381,838	1.10%	–3.21%	0.05%
Top Plus	24,131	$20.723514	$500,084	0.90%	–3.01%	0.04%
Top Spectrum	522	$11.346923	$5,928	1.40%	–3.50%	0.04%
Top Explorer	69,132	$20.344208	$1,406,438	1.30%	–3.40%	0.04%
Oncore & Firstar Oncore Flex	134,153	$20.157634	$2,704,207	1.50%	–3.59%	0.11%
Oncore & Firstar Oncore Value	1,092,702	$20.723514	$22,644,633	0.90%	–3.01%	0.06%
Oncore & Firstar Oncore Premier	1,262,462	$20.250592	$25,565,587	1.40%	–3.50%	0.06%
Oncore & Firstar Oncore Xtra	1,174,610	$20.250592	$23,786,553	1.40%	–3.50%	0.06%
Oncore & Firstar Oncore Lite	2,546,951	$20.250592	$51,577,263	1.40%	–3.50%	0.06%
Oncore Ultra	77,339	$20.250592	$1,566,167	1.40%	–3.50%	0.06%
Oncore Wrap	1,401	$10.249880	$14,356	0.65%	–2.77%	0.11%

	6,503,959		$132,205,057

2006
Top I	3,239	$11.798314	$38,212	1.10%	14.31%	0.06%
Top Tradition	123,896	$21.213200	$2,628,237	1.10%	14.31%	0.06%
Top Plus	27,390	$21.367645	$585,258	0.90%	14.54%	0.06%
Top Spectrum	898	$11.757964	$10,561	1.40%	13.98%	0.08%
Top Explorer	76,795	$21.060230	$1,617,315	1.30%	14.09%	0.06%
Oncore & Firstar Oncore Flex	30,082	$20.908560	$628,975	1.50%	13.86%	0.06%
Oncore & Firstar Oncore Value	741,796	$21.367645	$15,850,433	0.90%	14.54%	0.07%
Oncore & Firstar Oncore Premier	1,064,768	$20.984162	$22,343,264	1.40%	13.98%	0.07%
Oncore & Firstar Oncore Xtra	983,586	$20.984162	$20,639,737	1.40%	13.98%	0.07%
Oncore & Firstar Oncore Lite	1,382,513	$20.984162	$29,010,887	1.40%	13.98%	0.07%
Oncore Ultra	9,402	$20.984162	$197,283	1.40%	13.07%	0.07%	8/7/06

	4,444,365		$93,550,162

2005
Top I	1,535	$10.321008	$15,841	1.10%	3.21%	0.00%	11/2/05
Top Tradition	130,655	$18.557011	$2,424,561	1.10%	7.38%	0.00%
Top Plus	30,127	$18.655224	$562,024	0.90%	7.59%	0.00%
Top Spectrum	368	$10.316145	$3,798	1.40%	3.16%	0.00%	11/2/05
Top Explorer	65,936	$18.459522	$1,217,141	1.30%	7.17%	0.00%
Oncore & Firstar Oncore Flex	32,732	$18.362685	$601,054	1.50%	6.96%	0.00%
Oncore & Firstar Oncore Value	604,546	$18.655224	$11,277,949	0.90%	7.59%	0.00%
Oncore & Firstar Oncore Premier	897,864	$18.410976	$16,530,546	1.40%	7.07%	0.00%
Oncore & Firstar Oncore Xtra	764,812	$18.410976	$14,080,935	1.40%	7.07%	0.00%
Oncore & Firstar Oncore Lite	924,397	$18.410976	$17,019,052	1.40%	7.07%	0.00%

	3,452,972		$63,732,901

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund: (continued)
Small-Cap Subaccount (continued)
2004
Top Tradition	91,396	$17.281311	$1,579,438	1.10%	23.59%	0.00%
Top Plus	23,735	$17.338503	$411,535	0.90%	23.83%	0.00%
Top Explorer	44,551	$17.224399	$767,363	1.30%	23.34%	0.00%
Oncore & Firstar Oncore Flex	35,643	$17.167760	$611,917	1.50%	23.10%	0.00%
Oncore & Firstar Oncore Value	302,187	$17.338503	$5,239,468	0.90%	23.83%	0.00%
Oncore & Firstar Oncore Premier	555,026	$17.196019	$9,544,232	1.40%	23.22%	0.00%
Oncore & Firstar Oncore Xtra	509,022	$17.196019	$8,753,153	1.40%	23.22%	0.00%
Oncore & Firstar Oncore Lite	420,426	$17.196019	$7,229,659	1.40%	23.22%	0.00%

	1,981,986		$34,136,765

2003
Top Tradition	19,826	$13.982845	$277,225	1.10%	39.83%	0.00%	5/1/03
Top Plus	4,071	$14.001322	$57,003	0.90%	40.01%	0.00%	5/1/03
Top Explorer	7,363	$13.964419	$102,823	1.30%	39.64%	0.00%	5/1/03
Oncore Flex	13,595	$13.946057	$189,598	1.50%	39.46%	0.00%	5/1/03
Oncore & Firstar Oncore Value	136,253	$14.001322	$1,907,715	0.90%	40.01%	0.00%	5/1/03
Oncore & Firstar Oncore Premier	132,077	$13.955225	$1,843,151	1.40%	39.55%	0.00%	5/1/03
Oncore & Firstar Oncore Xtra	191,582	$13.955225	$2,673,571	1.40%	39.55%	0.00%	5/1/03
Oncore & Firstar Oncore Lite	142,177	$13.955225	$1,984,117	1.40%	39.55%	0.00%	5/1/03

	646,944		$9,035,203

Micro-Cap Subaccount
2007
Top Tradition	49,616	$22.523045	$1,117,513	1.10%	2.84%	1.38%
Top Plus	9,096	$22.732284	$206,774	0.90%	3.05%	1.49%
Top Explorer	34,657	$22.316242	$773,408	1.30%	2.64%	1.40%
Oncore & Firstar Oncore Flex	41,526	$22.111549	$918,213	1.50%	2.43%	1.91%
Oncore & Firstar Oncore Value	524,190	$22.732284	$11,916,030	0.90%	3.05%	1.68%
Oncore & Firstar Oncore Premier	678,838	$22.213525	$15,079,366	1.40%	2.53%	1.69%
Oncore & Firstar Oncore Xtra	631,677	$22.213525	$14,031,773	1.40%	2.53%	1.69%
Oncore & Firstar Oncore Lite	2,159,640	$22.213525	$47,973,212	1.40%	2.53%	1.69%
Oncore Ultra	52,500	$22.213525	$1,166,221	1.40%	2.53%	1.69%
Oncore Wrap	379	$11.052249	$4,187	0.65%	3.30%	2.80%

	4,182,119		$93,186,697

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund: (continued)
Micro-Cap Subaccount (continued)
2006
Top I	2,625	$12.587521	$33,048	1.10%	19.76%	0.39%
Top Tradition	59,463	$21.901040	$1,302,310	1.10%	19.76%	0.19%
Top Plus	8,704	$22.060499	$192,014	0.90%	19.99%	0.17%
Top Explorer	36,097	$21.743096	$784,866	1.30%	19.52%	0.20%
Oncore & Firstar Oncore Flex	19,860	$21.586489	$428,698	1.50%	19.29%	0.15%
Oncore & Firstar Oncore Value	373,562	$22.060499	$8,240,967	0.90%	19.99%	0.21%
Oncore & Firstar Oncore Premier	572,889	$21.664558	$12,411,368	1.40%	19.40%	0.23%
Oncore & Firstar Oncore Xtra	553,103	$21.664558	$11,982,734	1.40%	19.40%	0.23%
Oncore & Firstar Oncore Lite	1,253,113	$21.664558	$27,148,131	1.40%	19.40%	0.23%
Oncore Ultra	19,747	$21.664558	$427,821	1.40%	10.80%	0.23%	8/7/06

	2,899,163		$62,951,957

2005
Top Tradition	52,354	$18.287958	$957,450	1.10%	10.40%	0.52%
Top Plus	9,689	$18.384755	$178,124	0.90%	10.62%	0.56%
Top Explorer	30,603	$18.191857	$556,724	1.30%	10.18%	0.56%
Oncore & Firstar Oncore Flex	25,177	$18.096399	$455,608	1.50%	9.97%	0.78%
Oncore & Firstar Oncore Value	251,572	$18.384755	$4,625,098	0.90%	10.62%	0.70%
Oncore & Firstar Oncore Premier	327,335	$18.144006	$5,939,168	1.40%	10.07%	0.68%
Oncore & Firstar Oncore Xtra	426,126	$18.144006	$7,731,642	1.40%	10.07%	0.68%
Oncore & Firstar Oncore Lite	597,291	$18.144006	$10,837,248	1.40%	10.07%	0.68%

	1,720,147		$31,281,062

2004
Top Tradition	63,769	$16.565345	$1,056,349	1.10%	12.60%	0.00%
Top Plus	8,973	$16.620168	$149,125	0.90%	12.83%	0.00%
Top Explorer	32,698	$16.510766	$539,869	1.30%	12.38%	0.00%
Oncore & Firstar Oncore Flex	15,824	$16.456460	$260,399	1.50%	12.16%	0.00%
Oncore & Firstar Oncore Value	148,433	$16.620168	$2,466,982	0.90%	12.83%	0.00%
Oncore & Firstar Oncore Premier	210,692	$16.483556	$3,472,981	1.40%	12.27%	0.00%
Oncore & Firstar Oncore Xtra	378,186	$16.483556	$6,233,851	1.40%	12.27%	0.00%
Oncore & Firstar Oncore Lite	243,632	$16.483556	$4,015,917	1.40%	12.27%	0.00%

	1,102,207		$18,195,473

2003
Top Tradition	15,361	$14.711160	$225,980	1.10%	47.11%	0.00%	5/1/03
Top Plus	4,460	$14.730584	$65,704	0.90%	47.31%	0.00%	5/1/03
Top Explorer	5,226	$14.691774	$76,777	1.30%	46.92%	0.00%	5/1/03
Oncore Flex	10,269	$14.672453	$150,669	1.50%	46.72%	0.00%	5/1/03
Oncore & Firstar Oncore Value	47,410	$14.730584	$698,382	0.90%	47.31%	0.00%	5/1/03
Oncore & Firstar Oncore Premier	51,178	$14.682104	$751,396	1.40%	46.82%	0.00%	5/1/03
Oncore & Firstar Oncore Xtra	106,280	$14.682104	$1,560,410	1.40%	46.82%	0.00%	5/1/03
Oncore & Firstar Oncore Lite	54,230	$14.682104	$796,216	1.40%	46.82%	0.00%	5/1/03

	294,414		$4,325,534

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2007
Top Tradition	3,977	$13.008548	$51,739	1.10%	4.07%	3.46%
Top Plus	332	$13.129493	$4,353	0.90%	4.27%	3.15%
Investar Vision	986	$10.733084	$10,579	1.40%	3.76%	3.58%
Top Explorer	5,020	$12.889075	$64,708	1.30%	3.86%	4.38%
Oncore Flex	24,883	$12.770796	$317,775	1.50%	3.65%	0.00%
Oncore & Firstar Oncore Value	924,171	$13.129493	$12,133,903	0.90%	4.27%	1.80%
Oncore & Firstar Oncore Premier	622,860	$12.829716	$7,991,121	1.40%	3.76%	1.75%
Oncore & Firstar Oncore Xtra	654,701	$12.829716	$8,399,623	1.40%	3.76%	1.75%
Oncore & Firstar Oncore Lite	1,748,385	$12.829716	$22,431,284	1.40%	3.76%	1.75%
Oncore Ultra	136,974	$12.829716	$1,757,337	1.40%	3.76%	1.75%
Oncore Wrap	3,048	$10.489235	$31,973	0.65%	4.53%	0.00%

	4,125,337		$53,194,395

2006
Top Tradition	4,357	$12.500151	$54,464	1.10%	2.44%	3.57%
Top Plus	1,067	$12.591267	$13,437	0.90%	2.64%	3.32%
Investar Vision	986	$10.344389	$10,196	1.40%	2.13%	4.01%
Top Explorer	2,676	$12.409972	$33,212	1.30%	2.24%	3.94%
Oncore & Firstar Oncore Value	51,741	$12.591267	$651,487	0.90%	2.64%	4.07%
Oncore & Firstar Oncore Premier	81,421	$12.365096	$1,006,771	1.40%	2.13%	3.89%
Oncore & Firstar Oncore Xtra	128,553	$12.365096	$1,589,568	1.40%	2.13%	3.89%
Oncore Lite	73,184	$12.365096	$904,929	1.40%	2.13%	3.89%
Oncore Ultra	821	$12.365096	$10,153	1.40%	2.07%	3.89%	8/7/06

	344,806		$4,274,217

2005
Top Tradition	6,898	$12.202776	$84,174	1.10%	2.81%	3.49%
Top Plus	3,038	$12.267443	$37,267	0.90%	3.01%	1.37%
Investar Vision	986	$10.128183	$9,983	1.40%	1.28%	0.00%	11/2/05
Top Explorer	4,038	$12.138624	$49,018	1.30%	2.60%	3.73%
Oncore & Firstar Oncore Value	35,257	$12.267443	$432,508	0.90%	3.01%	3.25%
Oncore & Firstar Oncore Premier	61,454	$12.106652	$744,000	1.40%	2.50%	3.49%
Oncore & Firstar Oncore Xtra	132,078	$12.106652	$1,599,020	1.40%	2.50%	3.49%
Oncore & Firstar Oncore Lite	61,785	$12.106652	$748,024	1.40%	2.50%	3.49%

	305,534		$3,703,994

2004
Top Tradition	5	$11.869727	$55	1.10%	2.94%	0.00%
Top Explorer	1,705	$11.830601	$20,167	1.30%	2.73%	4.52%
Oncore & Firstar Oncore Value	12,926	$11.909070	$153,932	0.90%	3.14%	3.51%
Oncore & Firstar Oncore Premier	58,711	$11.811075	$693,451	1.40%	2.63%	3.39%
Oncore & Firstar Oncore Xtra	71,567	$11.811075	$845,284	1.40%	2.63%	3.39%
Oncore Lite	18,241	$11.811075	$215,445	1.40%	2.63%	3.39%

	163,155		$1,928,334

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
Core Plus Fixed Income Subaccount (continued)
2003
Top Tradition	291	$11.531016	$3,353	1.10%	15.31%	0.00%	5/2/03
Oncore & Firstar Oncore Value	11,734	$11.546281	$135,480	0.90%	15.46%	0.00%	5/2/03
Oncore & Firstar Oncore Premier	14,011	$11.508186	$161,236	1.40%	15.08%	0.02%	5/2/03
Oncore & Firstar Oncore Xtra	64,107	$11.508186	$737,776	1.40%	15.08%	0.02%	5/2/03
Oncore Lite	5,926	$11.508186	$68,192	1.40%	15.08%	0.02%	5/2/03

	96,069		$1,106,037

U.S. Real Estate Subaccount
2007
Top Tradition	2,026	$22.171078	$44,917	1.10%	–18.18%	1.19%
Top Plus	781	$22.377021	$17,475	0.90%	–18.01%	1.30%
Top Explorer	11,198	$21.967508	$246,001	1.30%	–18.34%	1.05%
Oncore Flex	18,356	$21.766049	$399,542	1.50%	–18.50%	0.89%
Oncore & Firstar Oncore Value	1,051,361	$22.377021	$23,526,319	0.90%	–18.01%	0.99%
Oncore & Firstar Oncore Premier	1,011,997	$21.866390	$22,128,715	1.40%	–18.42%	1.02%
Oncore & Firstar Oncore Xtra	1,017,398	$21.866390	$22,246,821	1.40%	–18.42%	1.02%
Oncore & Firstar Oncore Lite	2,491,444	$21.866390	$54,478,881	1.40%	–18.42%	1.02%
Oncore Ultra	123,205	$21.866390	$2,694,056	1.40%	–18.42%	1.02%
Oncore Wrap	2,057	$8.816655	$18,138	0.65%	–17.81%	0.96%

	5,729,823		$125,800,865

2006
Top Tradition	8,068	$27.096769	$218,614	1.10%	36.17%	0.97%
Top Plus	5,068	$27.294010	$138,333	0.90%	36.44%	0.96%
Top Explorer	14,472	$26.901401	$389,308	1.30%	35.91%	0.98%
Oncore Flex	799	$26.707676	$21,341	1.50%	35.64%	0.00%
Oncore & Firstar Oncore Value	626,867	$27.294010	$17,109,722	0.90%	36.44%	0.96%
Oncore & Firstar Oncore Premier	766,864	$26.804210	$20,555,160	1.40%	35.77%	0.96%
Oncore & Firstar Oncore Xtra	755,213	$26.804210	$20,242,890	1.40%	35.77%	0.96%
Oncore & Firstar Oncore Lite	1,224,978	$26.804210	$32,834,578	1.40%	35.77%	0.96%
Oncore Ultra	28,522	$26.804210	$764,522	1.40%	16.14%	0.96%	8/7/06

	3,430,851		$92,274,468

2005
Top Tradition	4,628	$19.898546	$92,085	1.10%	15.48%	0.64%
Top Plus	4,221	$20.003877	$84,429	0.90%	15.71%	1.24%
Top Explorer	9,851	$19.793975	$194,988	1.30%	15.26%	1.04%
Oncore & Firstar Oncore Value	372,174	$20.003877	$7,444,925	0.90%	15.71%	1.05%
Oncore & Firstar Oncore Premier	532,637	$19.741881	$10,515,249	1.40%	15.14%	1.09%
Oncore & Firstar Oncore Xtra	490,378	$19.741881	$9,680,977	1.40%	15.14%	1.09%
Oncore & Firstar Oncore Lite	662,709	$19.741881	$13,083,142	1.40%	15.14%	1.09%

	2,076,598		$41,095,795

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
U.S. Real Estate Subaccount (continued)
2004
Top Tradition	1,413	$17.230535	$24,344	1.10%	34.59%	1.66%
Top Plus	5,695	$17.287564	$98,454	0.90%	34.85%	1.29%
Top Explorer	2,645	$17.173754	$45,422	1.30%	34.32%	0.40%
Oncore & Firstar Oncore Value	115,803	$17.287564	$2,001,959	0.90%	34.85%	1.42%
Oncore & Firstar Oncore Premier	220,338	$17.145445	$3,777,806	1.40%	34.19%	1.39%
Oncore & Firstar Oncore Xtra	249,859	$17.145445	$4,283,935	1.40%	34.19%	1.39%
Oncore & Firstar Oncore Lite	247,102	$17.145445	$4,236,673	1.40%	34.19%	1.39%

	842,855		$14,468,593

2003
Top Tradition	1,033	$12.802466	$13,229	1.10%	28.02%	0.00%	5/1/03
Top Plus	3,423	$12.819379	$43,885	0.90%	28.19%	0.00%	5/1/03
Top Explorer	9	$12.785578	$115	1.30%	27.86%	0.00%	5/1/03
Oncore & Firstar Oncore Value	14,316	$12.819379	$183,525	0.90%	28.19%	0.00%	5/1/03
Oncore & Firstar Oncore Premier	34,371	$12.777148	$439,141	1.40%	27.77%	0.00%	5/1/03
Oncore & Firstar Oncore Xtra	41,013	$12.777148	$524,033	1.40%	27.77%	0.00%	5/1/03
Oncore & Firstar Oncore Lite	54,294	$12.777148	$693,725	1.40%	27.77%	0.00%	5/1/03

	148,459		$1,897,653

International Growth Equity Subaccount
2007
Top Tradition	1,745	$12.190758	$21,273	1.10%	13.01%	0.37%
Top Explorer	983	$12.150660	$11,950	1.30%	12.79%	0.64%
Oncore Flex	20,183	$12.110705	$244,431	1.50%	12.56%	0.34%
Oncore & Firstar Oncore Value	782,042	$12.231130	$9,565,257	0.90%	13.24%	0.38%
Oncore & Firstar Oncore Premier	498,626	$12.130632	$6,048,640	1.40%	12.68%	0.41%
Oncore & Firstar Oncore Xtra	533,646	$12.130632	$6,473,459	1.40%	12.68%	0.41%
Oncore & Firstar Oncore Lite	2,172,343	$12.130632	$26,351,896	1.40%	12.68%	0.41%
Oncore Ultra	138,752	$12.130632	$1,683,150	1.40%	12.68%	0.41%
Oncore Wrap	1,869	$12.188098	$22,779	0.65%	13.52%	0.38%

	4,150,189		$50,422,835

2006
Top Tradition	116	$10.787192	$1,254	1.10%	7.87%	4.59%	5/1/06
Oncore Flex	983	$10.758967	$10,574	1.50%	7.59%	1.35%	5/1/06
Oncore Value	10,000	$10.801379	$108,015	0.90%	8.01%	0.65%	5/1/06
Oncore & Firstar Oncore Premier	6,018	$10.766000	$64,786	1.40%	7.66%	0.58%	5/1/06
Oncore Xtra	10,535	$10.766000	$113,421	1.40%	7.66%	0.58%	5/1/06
Oncore Lite	21,855	$10.766000	$235,292	1.40%	7.66%	0.58%	5/1/06
Oncore Ultra	2,623	$10.766000	$28,242	1.40%	14.48%	0.58%	8/7/06

	52,130		$561,584

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
Equity Growth Subaccount
2007
Top Tradition	602	$12.339034	$7,425	1.10%	20.33%	0.00%
Top Plus	344	$12.379885	$4,255	0.90%	20.57%	0.00%
Top Explorer	793	$12.298414	$9,756	1.30%	20.09%	0.00%
Oncore Flex	1,789	$12.257991	$21,935	1.50%	19.86%	0.00%
Oncore Value	34,188	$12.379885	$423,243	0.90%	20.57%	0.00%
Oncore & Firstar Oncore Premier	38,359	$12.278167	$470,980	1.40%	19.98%	0.00%
Oncore Xtra	44,655	$12.278167	$548,280	1.40%	19.98%	0.00%
Oncore Lite	60,761	$12.278167	$746,031	1.40%	19.98%	0.00%
Oncore Ultra	3,229	$12.278167	$39,646	1.40%	19.98%	0.00%

	184,720		$2,271,551

2006
Oncore Value	6,956	$10.267489	$71,422	0.90%	2.67%	0.00%	5/1/06
Oncore Premier	12,160	$10.233870	$124,442	1.40%	2.34%	0.00%	5/1/06
Oncore Xtra	414	$10.233870	$4,239	1.40%	2.34%	0.00%	5/1/06
Oncore Lite	5,066	$10.233870	$51,843	1.40%	2.34%	0.00%	5/1/06
Oncore Ultra	1,709	$10.233870	$17,485	1.40%	11.92%	0.00%	8/7/06

	26,305		$269,431

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount
2007
Top I	903	$12.076079	$10,903	1.10%	2.62%	3.36%
Top Tradition	81,540	$12.076079	$984,681	1.10%	2.62%	3.58%
Top Plus	35,839	$12.127884	$434,650	0.90%	2.83%	3.81%
Investar Vision & Top Spectrum	931	$11.998986	$11,175	1.40%	2.32%	5.46%
Top Explorer	65,946	$12.024644	$792,973	1.30%	2.42%	3.56%
Oncore & Firstar Oncore Flex	174,610	$12.334222	$2,153,680	1.50%	2.21%	3.30%
Oncore & Firstar Oncore Value	2,002,052	$12.530700	$25,087,111	0.90%	2.83%	3.39%
Oncore & Firstar Oncore Premier	2,780,824	$12.366676	$34,389,548	1.40%	2.32%	3.26%
Oncore & Firstar Oncore Xtra	2,058,530	$12.366676	$25,457,172	1.40%	2.32%	3.26%
Oncore & Firstar Oncore Lite	5,019,514	$12.366676	$62,074,698	1.40%	2.32%	3.26%
Oncore Ultra	342,916	$12.366676	$4,240,737	1.40%	2.32%	3.26%
Oncore Wrap	3,133	$10.634791	$33,323	0.65%	3.08%	2.30%

	12,566,738		$155,670,651

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Franklin Income Securities Subaccount (continued)
2006
Top I	968	$11.767580	$11,391	1.10%	16.96%	1.89%
Top Tradition	49,185	$11.767580	$578,784	1.10%	16.96%	2.88%
Top Plus	18,135	$11.794551	$213,892	0.90%	17.19%	2.60%
Top Spectrum	3,555	$11.727343	$41,687	1.40%	16.61%	1.36%
Top Explorer	27,993	$11.740753	$328,663	1.30%	16.73%	3.68%
Oncore & Firstar Oncore Flex	21,487	$12.066941	$259,284	1.50%	16.50%	0.87%
Oncore & Firstar Oncore Value	717,912	$12.186297	$8,748,691	0.90%	17.19%	3.20%
Oncore & Firstar Oncore Premier	1,584,690	$12.086709	$19,153,692	1.40%	16.61%	3.30%
Oncore & Firstar Oncore Xtra	1,282,394	$12.086709	$15,499,919	1.40%	16.61%	3.30%
Oncore & Firstar Oncore Lite	2,106,856	$12.086709	$25,464,958	1.40%	16.61%	3.30%
Oncore Ultra	70,092	$12.086709	$847,176	1.40%	7.77%	3.30%	8/7/06

	5,883,267		$71,148,137

2005
Top Tradition	2,505	$10.061437	$25,204	1.10%	0.61%	0.00%	11/2/05
Top Plus	2,445	$10.064603	$24,607	0.90%	0.65%	0.00%	11/2/05
Top Spectrum	377	$10.056698	$3,794	1.40%	0.57%	0.00%	11/2/05
Top Explorer	4,697	$10.058278	$47,244	1.30%	0.58%	0.00%	11/2/05
Oncore Flex	1,564	$10.358086	$16,196	1.50%	3.58%	0.00%	5/2/05
Oncore & Firstar Oncore Value	234,702	$10.398884	$2,440,640	0.90%	3.99%	0.00%	5/2/05
Oncore & Firstar Oncore Premier	500,590	$10.364866	$5,188,551	1.40%	3.65%	0.56%	5/2/05
Oncore & Firstar Oncore Xtra	382,542	$10.364866	$3,964,996	1.40%	3.65%	0.56%	5/2/05
Oncore & Firstar Oncore Lite	590,461	$10.364866	$6,120,048	1.40%	3.65%	0.56%	5/2/05

	1,719,883		$17,831,280

Franklin Flex Cap Securities Subaccount
2007
Top Tradition	1,968	$12.217606	$24,048	1.10%	13.07%	0.09%
Top Plus	4,680	$12.270038	$57,419	0.90%	13.30%	0.12%
Top Explorer	3,410	$12.165551	$41,488	1.30%	12.85%	0.14%
Oncore Flex	41,852	$12.992294	$543,759	1.50%	12.62%	0.04%
Oncore & Firstar Oncore Value	1,772,609	$13.199246	$23,397,108	0.90%	13.30%	0.01%
Oncore & Firstar Oncore Premier	1,162,577	$13.026446	$15,144,242	1.40%	12.74%	0.02%
Oncore & Firstar Oncore Xtra	1,205,110	$13.026446	$15,698,300	1.40%	12.74%	0.02%
Oncore & Firstar Oncore Lite	4,201,400	$13.026446	$54,729,307	1.40%	12.74%	0.02%
Oncore Ultra	235,345	$13.026446	$3,065,708	1.40%	12.74%	0.02%
Oncore Wrap	4,161	$11.649758	$48,473	0.65%	13.58%	0.00%

	8,633,112		$112,749,852

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Franklin Flex Cap Securities Subaccount (continued)
2006
Top Tradition	2,548	$10.805199	$27,529	1.10%	4.06%	0.01%
Top Plus	5,295	$10.829976	$57,349	0.90%	4.27%	0.01%
Top Explorer	1,520	$10.780541	$16,384	1.30%	3.86%	0.00%
Oncore Flex	1,171	$11.536024	$13,507	1.50%	3.65%	0.01%
Oncore & Firstar Oncore Value	50,505	$11.650134	$588,388	0.90%	4.27%	0.01%
Oncore & Firstar Oncore Premier	84,915	$11.554902	$981,191	1.40%	3.75%	0.01%
Oncore & Firstar Oncore Xtra	39,102	$11.554902	$451,815	1.40%	3.75%	0.01%
Oncore & Firstar Oncore Lite	217,024	$11.554902	$2,507,692	1.40%	3.75%	0.01%
Oncore Ultra	5,662	$11.554902	$65,423	1.40%	6.94%	0.01%	8/7/06

	407,742		$4,709,278

2005
Top Plus	2,714	$10.386719	$28,194	0.90%	3.87%	0.63%	11/2/05
Oncore Flex	1,001	$11.129509	$11,136	1.50%	11.30%	0.17%	5/2/05
Oncore & Firstar Oncore Value	14,594	$11.173307	$163,066	0.90%	11.73%	0.26%	5/2/05
Oncore & Firstar Oncore Premier	64,425	$11.136768	$717,488	1.40%	11.37%	0.26%	5/2/05
Oncore & Firstar Oncore Xtra	34,779	$11.136768	$387,328	1.40%	11.37%	0.26%	5/2/05
Oncore & Firstar Oncore Lite	81,614	$11.136768	$908,905	1.40%	11.37%	0.26%	5/2/05

	199,127		$2,216,117

Templeton Foreign Securities Subaccount
2007
Top I	853	$14.317313	$12,220	1.10%	14.19%	1.57%
Top Tradition	15,830	$14.317313	$226,638	1.10%	14.19%	2.00%
Top Plus	16,580	$14.378750	$238,393	0.90%	14.42%	1.32%
Investar Vision	1,121	$14.225944	$15,953	1.40%	13.85%	1.99%
Top Explorer	14,675	$14.256347	$209,206	1.30%	13.97%	1.86%
Oncore & Firstar Oncore Flex	328,230	$15.206838	$4,991,345	1.50%	13.74%	1.03%
Oncore & Firstar Oncore Value	1,173,146	$15.449018	$18,123,953	0.90%	14.42%	1.88%
Oncore & Firstar Oncore Premier	760,893	$15.246816	$11,601,188	1.40%	13.85%	1.88%
Oncore & Firstar Oncore Xtra	759,377	$15.246816	$11,578,081	1.40%	13.85%	1.88%
Oncore & Firstar Oncore Lite	3,542,699	$15.246816	$54,014,880	1.40%	13.85%	1.88%
Oncore Ultra	130,106	$15.246816	$1,983,705	1.40%	13.85%	1.88%

	6,743,510		$102,995,562

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Templeton Foreign Securities Subaccount (continued)
2006
Top Tradition	6,970	$12.537704	$87,390	1.10%	20.13%	0.73%
Top Plus	257	$12.566452	$3,225	0.90%	20.36%	0.00%
Investar Vision	1,016	$12.494851	$12,691	1.40%	19.77%	1.24%
Top Explorer	10,620	$12.509123	$132,848	1.30%	19.89%	0.14%
Oncore & Firstar Oncore Flex	19,602	$13.369620	$262,071	1.50%	19.66%	1.73%
Oncore & Firstar Oncore Value	510,176	$13.501825	$6,888,311	0.90%	20.36%	1.21%
Oncore & Firstar Oncore Premier	625,548	$13.391491	$8,377,024	1.40%	19.77%	1.09%
Oncore & Firstar Oncore Xtra	463,404	$13.391491	$6,205,675	1.40%	19.77%	1.09%
Oncore & Firstar Oncore Lite	1,576,553	$13.391491	$21,112,389	1.40%	19.77%	1.09%
Oncore Ultra	31,907	$13.391491	$427,287	1.40%	11.89%	1.09%	8/7/06

	3,246,053		$43,508,911

2005
Top Tradition	2	$10.437011	$17	1.10%	4.37%	0.00%	11/2/05
Investar Vision	1,070	$10.432105	$11,160	1.40%	4.32%	0.00%	11/2/05
Top Explorer	429	$10.433740	$4,479	1.30%	4.34%	0.00%	11/2/05
Oncore Flex	2,606	$11.173433	$29,116	1.50%	11.73%	0.00%	5/2/05
Oncore Value	141,246	$11.217421	$1,584,420	0.90%	12.17%	0.11%	5/2/05
Oncore & Firstar Oncore Premier	184,816	$11.180721	$2,066,380	1.40%	11.81%	0.25%	5/2/05
Oncore & Firstar Oncore Xtra	122,777	$11.180721	$1,372,739	1.40%	11.81%	0.25%	5/2/05
Oncore & Firstar Oncore Lite	368,740	$11.180721	$4,122,773	1.40%	11.81%	0.25%	5/2/05

	821,686		$9,191,084

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2007
Top Tradition	157	$10.390868	$1,629	1.10%	1.93%	0.49%
Top Plus	427	$10.425294	$4,453	0.90%	2.13%	0.39%
Top Explorer	2,488	$10.356661	$25,769	1.30%	1.72%	0.89%
Oncore & Firstar Oncore Flex	57,232	$10.322589	$590,780	1.50%	1.52%	0.52%
Oncore & Firstar Oncore Value	2,192,904	$10.425294	$22,861,666	0.90%	2.13%	0.54%
Oncore & Firstar Oncore Premier	1,744,354	$10.339577	$18,035,889	1.40%	1.62%	0.52%
Oncore & Firstar Oncore Xtra	1,647,958	$10.339577	$17,039,191	1.40%	1.62%	0.52%
Oncore & Firstar Oncore Lite	5,594,403	$10.339577	$57,843,761	1.40%	1.62%	0.52%
Oncore Ultra	489,686	$10.339577	$5,063,148	1.40%	1.62%	0.52%
Oncore Wrap	2,433	$10.933914	$26,598	0.65%	2.38%	0.89%

	11,732,042		$121,492,884

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Neuberger Berman Advisers Management Trust — S Class: (continued)
AMT Regency Subaccount (continued)
2006
Top Plus	457	$10.207931	$4,665	0.90%	2.08%	0.00%	5/1/06
Top Explorer	1	$10.181172	$15	1.30%	1.81%	0.00%	5/1/06
Oncore & Firstar Oncore Flex	6,553	$10.167851	$66,634	1.50%	1.68%	0.46%	5/1/06
Oncore & Firstar Oncore Value	469,124	$10.207931	$4,788,789	0.90%	2.08%	0.82%	5/1/06
Oncore & Firstar Oncore Premier	524,423	$10.174497	$5,335,731	1.40%	1.74%	0.84%	5/1/06
Oncore & Firstar Oncore Xtra	370,643	$10.174497	$3,771,101	1.40%	1.74%	0.84%	5/1/06
Oncore & Firstar Oncore Lite	1,355,510	$10.174497	$13,791,634	1.40%	1.74%	0.84%	5/1/06
Oncore Ultra	125,964	$10.174497	$1,281,621	1.40%	10.46%	0.84%	8/7/06

	2,852,675		$29,040,190

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

Ohio National Variable Account A

 Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company
 and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statement of assets and contract owners’ equity of Ohio National Variable Account A (comprised of the sub-account listed in note 1) (collectively, “the Accounts”) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of its operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, OH
February 18, 2008

Ohio National Variable Account A
Form N-4
Part C
Other Information

Item 24. Financial Statements and Exhibits
(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.
Report of Independent Registered Public Accounting Firm of KPMG LLP dated February 18, 2008.
Statements of Assets and Contract Owners’ Equity, December 31, 2007.
Statements of Operations for the Period Ended December 31, 2007.
Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2007 and 2006.
The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement.
Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 29, 2008.
Consolidated Balance Sheets, December 31, 2007 and 2006.
Consolidated Statements of Income for the Years Ended December 31, 2007, 2006 and 2005.
Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2007, 2006 and 2005.
Consolidated Statements of Cash Flows for the Years Ended December 31, 2007, 2006 and 2005.
Notes to Consolidated Financial Statements, December 31, 2007, 2006, and 2005.
Financial Statement Schedules, December 31, 2007, 2006 and 2005.
Consent of the following:

KPMG LLP
(b) Exhibits:

(1)	Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

(2)	N/A

(3)(a)	Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43513).

(3)(b)	Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

(3)(c)	Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

(3)(d)	Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-effective Amendment No. 2 on April 16, 1998.

(4)(a)	Variable Deferred Annuity Contract, Form 98-VA-2, was filed as Exhibit (4) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43513).

(4)(b)	Variable Deferred Annuity Contract, Form 06-VA-3 filed herewith as Exhibit 99(4)(b)

(4)(c)	Guaranteed Minimum Income Benefit (Annual Reset Option), Form 08-GMI-1 filed herewith as Exhibit 99(4)(c)

(4)(d)	Guaranteed Minimum Income Benefit (Five Year Reset Option), Form 08-GMI-2 filed herewith as Exhibit 99(4)(d)

(4)(e)	Annual Reset Death Benefit, Form 08-ARD-1 filed herewith as Exhibit 99(4)(e)

(4)(f)	Guaranteed Lifetime Withdrawal Benefit and Death Benefit Single Life, Form 08-GLW-1 filed herewith as Exhibit 99(4)(f)

(4)(g)	Guaranteed Lifetime Withdrawal Benefit and Death Benefit Joint Life, Form 08-GLW-2 filed herewith as Exhibit 99(4)(f)

(5)(a)	Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213).

(6)(a)	Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(6)(b)	Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(7)(a)	Variable Annuity GEB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(a) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008

(7)(b)	Variable Annuity GMIB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(b) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008

(7)(c)	Variable Annuity Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(c) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008

(7)(d)	Variable Annuity GMDB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(d) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008

(8)(a)	Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43513).

(8)(b)	Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43513).

(8)(c)	Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006.

(8)(d)	Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006.

(8)(e)	Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006.

(8)(f)	Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900).

(8)(g)	Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900).

(8)(h)	First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc. The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900).

(9)	Opinion of Counsel and consent to its use filed herewith as Exhibit 99(9)

(10)	Consent of Independent Registered Accounting Firm KPMG LLP filed herewith as Exhibit 99(10)

(24)	Powers of Attorney filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal	Positions and Offices
Business Address	with Depositor
Larry Adams*	Senior Vice President and Chief Agency Officer

Trudy K. Backus*	Vice President, Administrative Projects

Thomas A. Barefield*	Executive Vice President, Chief Marketing Officer-Institutions

Lee E. Bartels*	Vice President, Underwriting

Howard C. Becker*	Senior Vice President, Individual Insurance & Corporate Services

G. Timothy Biggs*	Vice President, Mortgages and Real Estate

Jeffery A. Bley, Jr.*	Vice President, ONESCO Compliance

Richard J. Bodner*	Vice President, Insurance Services

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown 50 E. Rivercenter Blvd. Covington, Kentucky 41011	Director

William R. Burleigh One West Fourth Street Suite 1100 Cincinnati, Ohio 45202	Director

Victoria B. Buyniski Gluckman 2343 Auburn Avenue Cincinnati, Ohio 45219	Director

Philip C. Byrde*	Vice President, Fixed Income Securities

Joseph A. Campanella 6179 Paderbourne Drive Hudson, Ohio 44236	Director

Timothy C. Cardinal*	Vice President and Actuary, Financial Reporting

Christopher A. Carlson*	Senior Vice President, Chief Investment Officer

Thomas G. Cody 7 West Seventh Street Cincinnati, Ohio 45202	Director

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

H. Douglas Cooke, III*	Vice President, Institutional Sales, Ohio National Equities, Inc.

Richard J. Dowdle*	Vice President, Institutional Sales, Ohio National Equities, Inc.

Ronald J. Dolan*	Director and Vice Chairman, Chief Risk Officer

Anthony G. Esposito*	Senior Vice President, Human Resources and Administration

Donald W. Flannery*	Information Technology Head

Rosemary Gatto*	Vice President, Claims

Dianne S. Hagenbuch*	Senior Vice President, Corporate Relations & Communications

Michael F. Haverkamp*	Senior Vice President and General Counsel

John W. Hayden 7000 Midland Boulevard Batavia, Ohio 45103	Director

Gary T. Huffman*	Vice Chairman, Distribution

Jed R. Martin*	Vice President, Private Placements

Name and Principal	Positions and Offices
Business Address	with Depositor
Larry L. Mast*	Senior Vice President, Career Marketing

Therese S. McDonough*	Second Vice President, Counsel and Corporate Secretary

William J. McFadden*	Vice President, PGA Marketing, Western Division

Stephen R. Murphy*	Vice President, Annuity Product Management

David B. O’Maley*	Director, Chairman, President and Chief Executive Officer

Jeffrey K. Oehler*	Vice President, Information Systems

James F. Orr 201 East Fourth Street Cincinnati, Ohio 45202	Director

John J. Palmer*	Director and Vice Chairman

George B. Pearson, Jr.*	Senior Vice President, PGA Marketing

John R. Phillips 200 E. Randolph Drive 43rd Floor Chicago, IL 60601	Director

William C. Price*	Vice President and Assistant General Counsel

Arthur J. Roberts*	Senior Vice President, Chief Financial Officer

Joseph R. Sander*	Vice President, Treasurer

William G. Schlechter, M.D.*	Vice President and Medical Director

J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

James C. Smith*	Senior Vice President, Internal Audit & Compliance

Laurens N. Sullivan*	Vice President, Institutional Sales

Edith F. Thompson*	Vice President, Individual Annuity Operations

Barbara A. Turner*	Senior Vice President, ONESCO

Paul J. Twilling*	Vice President, Information Systems

*	The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.
Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%

OnFlight, Inc. (aviation)	Ohio	100%

ON Global Holdings, Inc. (holding company, foreign insurance)	Delaware	100%

Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	51%

Suffolk Capital Management LLC (investment adviser)	Delaware	81%
The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation	Ohio	100%

Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%

Ohio National Investments, Inc. (investment adviser)	Ohio	100%

The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%

Ohio National Fund, Inc. (registered investment company)	Maryland	(more than) 90%

Dow Target Variable Fund LLC (registered investment company)	Ohio	100%

National Security Life and Annuity Company (insurance company)	New York	80.5%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company (investment adviser)	Ohio	100%

Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%

Ohio National Insurance Agency, Inc.	Ohio	100%
ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.
Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.
Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrants National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.
Item 27. Number of Contract Owners
As of September 15, 2008, this series of the Registrant’s contracts were owned by 9,875 owners.
Item 28. Indemnification
The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:
Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.
In addition, Article XII of the Depositor’s Code of Regulations states as follows:
If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.
Item 29. Principal Underwriters
The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
David B. O’Maley	Chairman and Director
John J. Palmer	President and Director
Thomas A. Barefield	Senior Vice President
Gary T. Huffman	Director
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Director, Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Kimberly A. Plante	Assistant Secretary
Jeffery A. Bley	Chief Compliance Officer
The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.
During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting	Compensation
Discounts and	on	Brokerage
Commissions	Redemption	Commissions	Compensation
$117,751,720	None	None	None
Item 30. Location of Accounts and Records
The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:
(1)	Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”) One Financial Way Montgomery, Ohio 45242

(2)	General and auxiliary ledgers:

Depositor

(3)	Securities records for portfolio securities:

Depositor

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Depositor

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Depositor

(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying persons or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Depositor
Item 31. Management Services
Not applicable.
Item 32. Undertakings and Representations
(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) the Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(c) the Registrant hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(d)  the Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.
(e)  Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.
(f)  Undertaking to File Reports — Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 5th day of December, 2008.

Ohio National Variable Account A
(Registrant)

By THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ John J. Palmer

John J. Palmer, Vice Chairman
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 5th day of December, 2008.

THE OHIO NATIONAL LIFE INSURANCE COMPANY (Depositor)

By	/s/ John J. Palmer

John J. Palmer, Vice Chairman

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David B. O’Maley David B. O’Maley	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)	December 5, 2008

*/s/ Jack E. Brown Jack E. Brown	Director	December 5, 2008

*/s/ William R. Burleigh William R. Burleigh	Director	December 5, 2008

*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	December 5, 2008

*/s/ Joseph A. Campanella Joseph A. Campanella	Director	December 5, 2008

*/s/ Thomas G. Cody Thomas G. Cody	Director	December 5, 2008

/s/ Ronald J. Dolan Ronald J. Dolan	Director	December 5, 2008

/s/ Gary T. Huffman Gary T. Huffman	Director	December 5, 2008

John W. Hayden	Director	December 5, 2008

*/s/ James F. Orr James F. Orr	Director	December 5, 2008

/s/ John J. Palmer John J. Palmer	Director and Vice Chairman	December 5, 2008

*/s/ John R. Phillips John R. Phillips	Director	December 5, 2008

/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	December 5, 2008

Signature	Title	Date

J. Michael Schlotman	Director

*By /s/ Therese S. McDonough

Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney, copies of which have been filed herewith.

Index of Consents and Exhibits

Page Number in
Exhibit		Sequential
Number	Description	Numbering System
(24)	Powers of Attorney

99(4)(b)	Variable Deferred Annuity Contract, Form 06-VA-3

99(4)(c)	Guaranteed Minimum Income Benefit (Annual Reset Option), Form 08-GMI-1

99(4)(d)	Guaranteed Minimum Income Benefit (Five Year Reset Option), Form 08-GMI-2

99(4)(e)	Annual Reset Death Benefit, Form 08-ARD-1

99(4)(f)	Guaranteed Lifetime Withdrawal Benefit and Death Benefit Single Life, Form 08-GLW-1

99(4)(g)	Guaranteed Lifetime Withdrawal Benefit and Death Benefit Joint Life, Form 08-GLW-2

99(9)	Opinion and consent of Counsel

99(10)	Consent of Independent Registered Public Accounting Firm KPMG LLP